UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4108

Oppenheimer Variable Account Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—14.2%
Auto Components—0.5%
Visteon Corp.[1]	30,930	$3,828,206
Distributors—1.2%
Pool Corp.	81,010	8,762,852
Hotels, Restaurants & Leisure—8.3%
Domino’s Pizza, Inc.	37,270	7,399,958
Hilton Worldwide Holdings, Inc.	134,453	9,337,761
MGM Resorts International	246,210	8,023,984
Restaurant Brands International, Inc.	194,330	12,413,800
Royal Caribbean Cruises Ltd.	79,390	9,410,891
Vail Resorts, Inc.	53,300	12,158,796
		58,745,190
Household Durables—2.1%
DR Horton, Inc.	190,290	7,598,280
Mohawk Industries, Inc.[1]	28,620	7,083,736
		14,682,016
Internet & Catalog Retail—1.0%
Expedia, Inc.	48,890	7,037,227
Media—0.6%
CBS Corp., Cl. B	75,610	4,385,380
Textiles, Apparel & Luxury Goods—0.5%
PVH Corp.	27,870	3,513,292
Consumer Staples—3.0%
Beverages—1.3%
Constellation Brands, Inc., Cl. A	46,690	9,312,320
Food Products—1.7%
Lamb Weston Holdings, Inc.	134,680	6,315,145
Pinnacle Foods, Inc.	97,850	5,594,085
		11,909,230
Energy—1.7%
Energy Equipment & Services—0.6%
RPC, Inc.	179,340	4,445,838
Oil, Gas & Consumable Fuels—1.1%
Diamondback Energy, Inc.[1]	74,603	7,308,110
Financials—13.1%
Capital Markets—4.0%
CBOE Holdings, Inc.	76,000	8,179,880
MarketAxess Holdings, Inc.	29,350	5,415,368
MSCI, Inc., Cl. A	64,510	7,541,219
Raymond James Financial, Inc.	89,190	7,521,393
		28,657,860
Commercial Banks—2.3%
First Republic Bank	116,050	12,122,583
SVB Financial Group[1]	22,000	4,115,980
		16,238,563
Consumer Finance—0.5%
SLM Corp.[1]	341,220	3,913,793
Diversified Financial Services—1.2%
IHS Markit Ltd.[1]	193,780	8,541,822
Insurance—1.7%
Athene Holding Ltd., Cl. A1	101,130	5,444,839
Progressive Corp. (The)	133,930	6,484,891
		11,929,730
Real Estate Investment Trusts (REITs)—3.4%
Equinix, Inc.	24,810	11,072,703
SBA Communications Corp., Cl. A1	90,270	13,003,394
		24,076,097
Health Care—15.5%
Biotechnology—0.9%
Exelixis, Inc.[1]	125,190	3,033,354

	Shares	Value
Biotechnology (Continued)
Incyte Corp.[1]	31,270	$3,650,460
		6,683,814
Health Care Equipment & Supplies—6.8%
ABIOMED, Inc.[1]	32,250	5,437,350
Align Technology, Inc.[1]	52,400	9,760,548
Cooper Cos., Inc. (The)	41,530	9,847,178
IDEXX Laboratories, Inc.[1]	59,440	9,242,326
Intuitive Surgical, Inc.[1]	9,830	10,281,000
Teleflex, Inc.	14,860	3,595,674
		48,164,076
Health Care Providers & Services—0.5%
WellCare Health Plans, Inc.[1]	21,660	3,719,888
Health Care Technology—1.0%
Veeva Systems, Inc., Cl. A1	121,370	6,846,482
Life Sciences Tools & Services—4.6%
Agilent Technologies, Inc.	160,470	10,302,174
Bio-Rad Laboratories, Inc., Cl. A1	15,410	3,424,410
ICON plc[1]	63,620	7,245,046
Mettler-Toledo International, Inc.[1]	19,100	11,959,656
		32,931,286
Pharmaceuticals—1.7%
Catalent, Inc.[1]	92,110	3,677,031
Jazz Pharmaceuticals plc[1]	24,600	3,597,750
Zoetis, Inc., Cl. A	68,960	4,396,890
		11,671,671
Industrials—18.1%
Aerospace & Defense—1.7%
BWX Technologies, Inc.	87,080	4,878,222
L3 Technologies, Inc.	36,650	6,905,959
		11,784,181
Air Freight & Couriers—1.6%
XPO Logistics, Inc.[1]	161,730	10,962,059
Building Products—2.8%
A.O. Smith Corp.	156,990	9,329,916
Lennox International, Inc.	25,550	4,572,683
Owens Corning	81,220	6,282,367
		20,184,966
Commercial Services & Supplies—3.2%
Copart, Inc.[1]	220,520	7,579,273
Waste Connections, Inc.	215,125	15,050,145
		22,629,418
Construction & Engineering—1.2%
Quanta Services, Inc.[1]	231,460	8,649,660
Electrical Equipment—1.4%
Rockwell Automation, Inc.	56,070	9,992,235
Industrial Conglomerates—1.2%
Roper Technologies, Inc.	35,070	8,536,038
Machinery—3.9%
IDEX Corp.	58,960	7,161,871
Nordson Corp.	30,390	3,601,215
WABCO Holdings, Inc.[1]	61,390	9,085,720
Xylem, Inc.	120,940	7,574,472
		27,423,278
Professional Services—1.1%
TransUnion[1]	169,850	8,027,111
Information Technology—25.7%
Electronic Equipment, Instruments, & Components—4.6%
Amphenol Corp., Cl. A	85,500	7,236,720
CDW Corp.	109,990	7,259,340
Cognex Corp.	58,150	6,412,782
National Instruments Corp.	82,200	3,466,374

1      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electronic Equipment, Instruments, & Components (Continued)
Trimble, Inc.[1]	203,270	$7,978,347
		32,353,563
Internet Software & Services—1.7%
CoStar Group, Inc.[1]	24,660	6,615,045
MercadoLibre, Inc.	21,610	5,595,477
		12,210,522
IT Services—6.1%
Black Knight Financial Services, Inc., Cl. A1	55,330	2,381,957
DXC Technology Co.	82,330	7,070,501
Fiserv, Inc.[1]	62,820	8,101,267
Gartner, Inc.[1]	61,510	7,652,459
Global Payments, Inc.	95,680	9,092,470
Total System Services, Inc.	142,860	9,357,330
		43,655,984
Semiconductors & Semiconductor Equipment—4.5%
KLA-Tencor Corp.	53,720	5,694,320
Lam Research Corp.	49,280	9,118,771
Microchip Technology, Inc.	116,950	10,499,771
Teradyne, Inc.	173,060	6,453,408
		31,766,270
Software—8.8%
Autodesk, Inc.[1]	78,550	8,818,023
Electronic Arts, Inc.[1]	79,940	9,437,716
PTC, Inc.[1]	94,110	5,296,511
Red Hat, Inc.[1]	101,530	11,255,616
ServiceNow, Inc.[1]	76,994	9,049,105

	Shares	Value
Software (Continued)
Synopsys, Inc.[1]	44,550	$3,587,611
Take-Two Interactive Software, Inc.[1]	77,230	7,895,223
Workday, Inc., Cl. A1	65,050	6,855,620
		62,195,425
Materials—6.6%
Chemicals—3.3%
Albemarle Corp.	79,360	10,817,561
Celanese Corp., Cl. A	67,280	7,015,286
FMC Corp.	61,170	5,463,093
		23,295,940
Construction Materials—0.3%
Vulcan Materials Co.	18,270	2,185,092
Containers & Packaging—2.5%
Avery Dennison Corp.	57,720	5,676,185
Berry Global Group, Inc.[1]	63,790	3,613,703
Packaging Corp. of America	75,860	8,699,625
		17,989,513
Metals & Mining—0.5%
Steel Dynamics, Inc.	107,080	3,691,048
Total Common Stocks (Cost $548,011,373)		694,837,046
Investment Company—1.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[2,3] (Cost $12,794,512)	12,794,512	12,794,512
Total Investments, at Value (Cost $560,805,885)	99.7%	707,631,558

Net Other Assets (Liabilities)	0.3	2,205,925

Net Assets	100.0%	$709,837,483

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	21,498,967	231,627,725	240,332,180	12,794,512

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$12,794,512	$82,413	$—	$—

2      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Discovery Mid Cap Growth Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.

Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

3      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

		Level 1— Unadjusted Quoted Prices		Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs		Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$	100,954,163	$	—	$	—	$	100,954,163
Consumer Staples		21,221,550		—		—		21,221,550
Energy		11,753,948		—		—		11,753,948
Financials		93,357,865		—		—		93,357,865
Health Care		110,017,217		—		—		110,017,217
Industrials		128,188,946		—		—		128,188,946
Information Technology		182,181,764		—		—		182,181,764
Materials		47,161,593		—		—		47,161,593
Investment Company		12,794,512		—		—		12,794,512

Total Assets	$	707,631,558	$	—	$	—	$	707,631,558

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the

Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government

Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and

4      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

4. Market Risk Factors (Continued)

a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5      OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—34.3%
Consumer Discretionary—3.1%
Auto Components—0.4%
Visteon Corp.[1]	6,390	$790,890
Hotels, Restaurants & Leisure—0.7%
Cedar Fair LP2	5,645	361,957
McDonald’s Corp.	7,720	1,209,570
		1,571,527
Household Durables—0.5%
Mohawk Industries, Inc.[1]	2,510	621,250
Newell Brands, Inc.	10,830	462,116
		1,083,366
Media—0.5%
Comcast Corp., Cl. A	27,800	1,069,744
Specialty Retail—0.6%
Burlington Stores, Inc.[1]	5,820	555,577
Lowe’s Cos., Inc.	10,980	877,741
		1,433,318
Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc., Cl. B	17,510	907,894
Consumer Staples—2.5%
Beverages—1.0%
Coca-Cola European Partners plc	13,660	568,529
Molson Coors Brewing Co., Cl. B	8,760	715,166
PepsiCo, Inc.	8,920	993,956
		2,277,651
Food & Staples Retailing—0.2%
Rite Aid Corp.[1]	168,470	330,201
Food Products—0.7%
Kraft Heinz Co. (The)	10,490	813,500
Pinnacle Foods, Inc.	10,660	609,432
		1,422,932
Household Products—0.3%
Spectrum Brands Holdings, Inc.	6,140	650,349
Tobacco—0.3%
British American Tobacco plc	11,170	698,357
Energy—2.3%
Energy Equipment & Services—0.5%
Schlumberger Ltd.	15,170	1,058,259
Oil, Gas & Consumable Fuels—1.8%
EQT Corp.	15,649	1,020,941
Exxon Mobil Corp.	11,404	934,900
Noble Energy, Inc.	16,600	470,776
Shell Midstream Partners LP2	18,735	521,582
Suncor Energy, Inc.	29,700	1,040,391
		3,988,590
Financials—6.6%
Capital Markets—0.8%
Bank of New York Mellon Corp. (The)	12,410	657,978
Intercontinental Exchange, Inc.	16,150	1,109,505
		1,767,483
Commercial Banks—2.6%
Citigroup, Inc.	11,690	850,331
IBERIABANK Corp.	7,220	593,123
JPMorgan Chase & Co.	22,140	2,114,591
Signature Bank (New York)[1]	5,580	714,463
Wells Fargo & Co.	27,930	1,540,340
		5,812,848
Consumer Finance—0.4%
Synchrony Financial	26,250	815,063
Insurance—1.1%
American International Group, Inc.	18,230	1,119,140

	Shares	Value
Insurance (Continued)
Chubb Ltd.	5,350	$762,642
Progressive Corp. (The)	12,840	621,713
		2,503,495
Real Estate Investment Trusts (REITs)—1.5%
Brandywine Realty Trust	34,410	601,831
Crown Castle International Corp.	4,420	441,912
CubeSmart	24,890	646,144
EPR Properties	7,010	488,877
Mid-America Apartment Communities, Inc.	9,560	1,021,773
		3,200,537
Real Estate Management & Development—0.2%
Realogy Holdings Corp.	12,600	415,170
Health Care—4.5%
Biotechnology—0.9%
BioMarin Pharmaceutical, Inc.[1]	3,120	290,378
Celgene Corp.[1]	9,130	1,331,337
Incyte Corp.[1]	2,430	283,678
TESARO, Inc.[1]	1,240	160,084
		2,065,477
Health Care Equipment & Supplies—0.9%
CryoPort, Inc.[1]	8,110	79,883
Medtronic plc	8,409	653,968
NuVasive, Inc.[1]	7,450	413,177
Stryker Corp.	5,730	813,775
		1,960,803
Health Care Providers & Services—0.4%
Centene Corp.[1]	3,300	319,341
WellCare Health Plans, Inc.[1]	2,710	465,416
		784,757
Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	10,800	693,360
Pharmaceuticals—2.0%
Johnson & Johnson	18,850	2,450,689
Merck & Co., Inc.	26,290	1,683,349
Mylan NV1	3,320	104,148
Valeant Pharmaceuticals International, Inc.[1]	12,010	172,103
		4,410,289
Industrials—4.2%
Aerospace & Defense—1.0%
Boeing Co. (The)	4,650	1,182,076
Lockheed Martin Corp.	3,150	977,414
		2,159,490
Airlines—0.2%
Spirit Airlines, Inc.[1]	10,370	346,462
Commercial Services & Supplies—0.9%
KAR Auction Services, Inc.	25,080	1,197,319
Waste Connections, Inc.	9,610	672,316
		1,869,635
Construction & Engineering—0.2%
Dycom Industries, Inc.[1]	6,160	529,021
Machinery—0.9%
Cummins, Inc.	4,680	786,380
Stanley Black & Decker, Inc.	4,250	641,623
Wabtec Corp.	8,220	622,665
		2,050,668
Professional Services—0.3%
Korn/Ferry International	18,550	731,426
Road & Rail—0.4%
Canadian Pacific Railway Ltd.	4,920	826,707

1      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Trading Companies & Distributors—0.3%
Watsco, Inc.	3,910	$629,784
Information Technology—8.1%
Communications Equipment—0.4%
Palo Alto Networks, Inc.[1]	6,460	930,886
Internet Software & Services—2.1%
Alphabet, Inc., Cl. C1	2,240	2,148,407
Facebook, Inc., Cl. A1	9,260	1,582,256
Yelp, Inc., Cl. A1	18,360	794,988
		4,525,651
IT Services—1.3%
DXC Technology Co.	10,550	906,034
Mastercard, Inc., Cl. A	6,110	862,732
Teradata Corp.[1]	6,850	231,461
Total System Services, Inc.	12,860	842,330
		2,842,557
Semiconductors & Semiconductor Equipment—0.8%
Microchip Technology, Inc.	10,420	935,508
MKS Instruments, Inc.	7,370	696,096
		1,631,604
Software—1.8%
Microsoft Corp.	27,590	2,055,179
Pegasystems, Inc.	10,500	605,325
Snap, Inc., Cl. A1	44,650	649,211
Zynga, Inc., Cl. A1	163,050	616,329
		3,926,044
Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	17,430	2,686,312
Western Digital Corp.	12,340	1,066,176
		3,752,488
Materials—1.0%
Chemicals—0.7%
DowDuPont, Inc.	13,614	942,497
Eastman Chemical Co.	7,830	708,537
		1,651,034
Construction Materials—0.3%
Vulcan Materials Co.	5,010	599,196
Telecommunication Services—0.7%
Diversified Telecommunication Services—0.5%
ORBCOMM, Inc.[1]	375	3,926
Verizon Communications, Inc.	23,730	1,174,398
		1,178,324
Wireless Telecommunication Services—0.2%
T-Mobile US, Inc.[1]	6,150	379,209
Utilities—1.3%
Electric Utilities—0.6%
PG&E Corp.	20,490	1,395,164
Gas Utilities—0.2%
Suburban Propane Partners LP2	15,815	412,613
Multi-Utilities—0.3%
National Grid plc	47,950	593,650
Water Utilities—0.2%
American States Water Co.	8,820	434,385
Total Common Stocks (Cost $64,343,747)		75,108,358

	Principal Amount
Asset-Backed Securities—8.1%
American Credit Acceptance Receivables Trust:
Series 2015-1, Cl. B, 2.85%, 2/12/21[3]	$104,398	104,514
Series 2015-3, Cl. B, 3.56%, 10/12/21[3]	146,376	147,189
Series 2015-3, Cl. C, 4.84%, 10/12/21[3]	165,000	168,928
Series 2015-3, Cl. D, 5.86%, 7/12/22[3]	135,000	139,003
Series 2017-3, Cl. B, 2.25%, 1/11/21[3]	70,000	69,900

	Principal Amount	Value
Asset-Backed Securities (Continued)
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Cl. E, 3.41%, 10/8/20[3]	$415,000	$415,270
Series 2013-4, Cl. D, 3.31%, 10/8/19	35,000	35,241
Series 2017-2, Cl. D, 3.42%, 4/18/23	320,000	323,523
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.884%
[LIBOR01M+65], 8/16/21[3,4]	105,000	105,479
Series 2016-1, Cl. A1, 1.78%, 6/15/22	340,000	339,513
Series 2016-1, Cl. A2, 2.084%
[LIBOR01M+85], 6/15/22[4]	615,000	620,759
Capital Auto Receivables Asset Trust,
Series 2014-1, Cl. D, 3.39%, 7/22/19	140,000	140,862
Capital One Multi-Asset Execution Trust:
Series 2016-A1, Cl. A1, 1.684%
[LIBOR01M+45], 2/15/22[4]	390,000	392,163
Series 2016-A3, Cl. A3, 1.34%, 4/15/22	560,000	556,028
CarFinance Capital Auto Trust:
Series 2014-1A, Cl. D, 4.90%, 4/15/20[3]	160,000	163,323
Series 2015-1A, Cl. A, 1.75%, 6/15/21[3]	49,306	49,298
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	115,000	116,133
Series 2015-3, Cl. D, 3.27%, 3/15/22	330,000	332,532
Series 2016-1, Cl. D, 3.11%, 8/15/22	220,000	220,842
Series 2016-3, Cl. D, 2.94%, 1/17/23	125,000	123,885
Series 2016-4, Cl. D, 2.91%, 4/17/23	275,000	271,788
Series 2017-1, Cl. D, 3.43%, 7/17/23	245,000	245,510
CCG Receivables Trust, Series 2017-1,
Cl. B, 2.75%, 11/14/23[3]	250,000	249,130
Chase Issuance Trust, Series 2014-A5,
Cl. A5, 1.604% [LIBOR01M+37], 4/15/21[4]	245,000	246,134
Citibank Credit Card Issuance Trust,
Series 2014-A6, Cl. A6, 2.15%, 7/15/21	605,000	609,088
CPS Auto Receivables Trust:
Series 2013-C, Cl. D, 6.59%, 8/15/19[3]	110,000	112,564
Series 2017-C, Cl. A, 1.78%, 9/15/20[3]	90,259	90,226
Series 2017-C, Cl. B, 2.30%, 7/15/21[3]	105,000	104,864
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[3]	35,000	35,214
Credit Acceptance Auto Loan Trust,
Series 2014-2A, Cl. B, 2.67%, 9/15/22[3]	119,883	119,915
CWABS Asset-Backed Certificates
Trust, Series 2005-14, Cl. 1A1, 1.467%
[US0001M+23], 4/25/36[4]	203,239	203,620
Discover Card Execution Note Trust:
Series 2012-A6, Cl. A6, 1.67%, 1/18/22	310,000	309,564
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	615,000	614,907
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	660,000	655,006
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[3]	20,000	20,434
Series 2015-CA, Cl. D, 4.20%, 9/15/21[3]	70,000	71,891
Series 2016-BA, Cl. C, 3.19%, 7/15/22[3]	170,000	171,759
Series 2016-CA, Cl. C, 3.02%, 11/15/21[3]	150,000	151,899
Series 2016-CA, Cl. D, 4.18%, 3/15/24[3]	170,000	175,648
Series 2017-1, Cl. B, 2.36%, 3/15/21	165,000	165,324
Series 2017-2, Cl. B, 2.25%, 6/15/21	105,000	105,097
Series 2017-2, Cl. C, 2.75%, 9/15/23	115,000	114,883
Series 2017-AA, Cl. C, 2.98%, 1/18/22[3]	195,000	197,122
Series 2017-AA, Cl. D, 4.16%, 5/15/24[3]	225,000	228,962
Series 2017-BA, Cl. D, 3.72%, 10/17/22[3]	235,000	236,538

2      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal Amount	Value
Asset-Backed Securities (Continued)
DT Auto Owner Trust:
Series 2014-2A, Cl. D, 3.68%, 4/15/21[3]	$450,026	$453,180
Series 2016-1A, Cl. B, 2.79%, 5/15/20[3]	126,743	126,881
Series 2016-4A, Cl. E, 6.49%, 9/15/23[3]	75,000	77,468
Series 2017-1A, Cl. C, 2.70%, 11/15/22[3]	95,000	95,060
Series 2017-1A, Cl. D, 3.55%, 11/15/22[3]	150,000	150,144
Series 2017-1A, Cl. E, 5.79%, 2/15/24[3]	160,000	162,646
Series 2017-2A, Cl. B, 2.44%, 2/15/21[3]	140,000	140,300
Series 2017-2A, Cl. D, 3.89%, 1/15/23[3]	180,000	181,542
Series 2017-3A, Cl. B, 2.40%, 5/17/21[3]	200,000	199,894
Series 2017-3A, Cl. E, 5.60%, 8/15/24[3]	155,000	156,220
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[3]	207,710	205,957
Evergreen Credit Card Trust,
Series 2016-3, Cl. A, 1.734%
[LIBOR01M+50], 11/16/20[3,4]	480,000	482,026
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[3]	345,924	352,282
Series 2014-2A, Cl. C, 3.26%, 12/16/19[3]	120,323	121,050
Series 2017-3A, Cl. A, 2.05%, 12/15/21[3]	170,000	169,905
Flagship Credit Auto Trust:
Series 2013-2, Cl. D, 6.26%, 2/16/21[3]	70,000	70,989
Series 2014-1, Cl. D, 4.83%, 6/15/20[3]	20,000	20,384
Series 2014-2, Cl. A, 1.43%, 12/16/19[3]	4,108	4,108
Series 2015-3, Cl. D, 7.12%, 11/15/22[3]	275,000	288,167
Series 2016-1, Cl. C, 6.22%, 6/15/22[3]	380,000	403,470
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[3]	20,938	20,856
GM Financial Automobile Leasing Trust,
Series 2017-3, Cl. C, 2.73%, 9/20/21	120,000	119,531
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.537%
[LIBOR01M+330], 9/27/21[3,4]	80,000	80,140
Series 2017-1, Cl. C, 2.787%
[LIBOR01M+155], 6/27/22[3,4]	60,000	60,025
Series 2017-1, Cl. D, 3.537%
[LIBOR01M+230], 6/27/22[3,4]	75,000	75,031
Nissan Auto Lease Trust, Series 2017-A, Cl. A3, 1.91%, 4/15/20	245,000	245,356
Santander Drive Auto Receivables Trust:
Series 2013-A, Cl. E, 4.71%, 1/15/21[3]	325,000	329,522
Series 2016-2, Cl. D, 3.39%, 4/15/22	115,000	116,657
Series 2017-1, Cl. D, 3.17%, 4/17/23	175,000	175,709
Series 2017-1, Cl. E, 5.05%, 7/15/24[3]	190,000	194,271
Series 2017-3, Cl. D, 3.20%, 11/15/23	415,000	413,318
TCF Auto Receivables Owner Trust,
Series 2015-1A, Cl. D, 3.53%, 3/15/22[3]	190,000	190,057
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[3]	200,000	207,138
Series 2017-2A, Cl. E, 4.63%, 7/15/24[5]	265,000	264,342
World Financial Network Credit Card Master Trust:
Series 2012-D, Cl. A, 2.15%, 4/17/23	150,000	150,719
Series 2016-B, Cl. A, 1.44%, 6/15/22	380,000	379,298
Series 2017-A, Cl. A, 2.12%, 3/15/24	430,000	430,335
Series 2017-B, Cl. A, 1.98%, 6/15/23	325,000	325,176
Total Asset-Backed Securities (Cost $17,683,196)		17,710,626
Mortgage-Backed Obligations—31.7%
Government Agency—22.5%
FHLMC/FNMA/FHLB/Sponsored—17.7%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 10/1/18	6,331	6,476

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
5.00%, 12/1/34	$2,363	$2,593
5.50%, 9/1/39	314,977	348,023
6.50%, 4/1/18-4/1/34	21,614	23,968
7.00%, 10/1/31-10/1/37	83,083	92,610
9.00%, 8/1/22-5/1/25	1,607	1,724
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183,Cl. IO, 57.201%, 4/1/27[6]	55,470	10,959
Series 192,Cl. IO, 99.999%, 2/1/28[6]	16,250	3,107
Series 243,Cl. 6, 4.289%, 12/15/32[6]	44,131	7,765
Federal Home Loan Mortgage Corp.,
Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	157,071	157,645
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.198%, 6/1/26[7]	17,629	16,472
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2427,Cl. ZM, 6.50%, 3/15/32	95,855	106,028
Series 2461,Cl. PZ, 6.50%, 6/15/32	40,058	46,824
Series 2564,Cl. MP, 5.00%, 2/15/18	11,176	11,223
Series 2585,Cl. HJ, 4.50%, 3/15/18	5,630	5,647
Series 2626,Cl. TB, 5.00%, 6/15/33	71,247	75,507
Series 2635,Cl. AG, 3.50%, 5/15/32	32,701	33,637
Series 2707,Cl. QE, 4.50%, 11/15/18	74,210	74,904
Series 2770,Cl. TW, 4.50%, 3/15/19	3,562	3,601
Series 3010,Cl. WB, 4.50%, 7/15/20	13,944	14,250
Series 3025,Cl. SJ, 20.224% [(3.667) x
LIBOR01M+2,475], 8/15/35[4]	13,941	20,449
Series 3030,Cl. FL, 1.634%
[LIBOR01M+40], 9/15/35[4]	79,659	79,938
Series 3741,Cl. PA, 2.15%, 2/15/35	95,004	95,129
Series 3815,Cl. BD, 3.00%, 10/15/20	2,133	2,144
Series 3822,Cl. JA, 5.00%, 6/15/40	35,214	36,414
Series 3840,Cl. CA, 2.00%, 9/15/18	1,647	1,645
Series 3848,Cl. WL, 4.00%, 4/15/40	81,146	83,473
Series 3857,Cl. GL, 3.00%, 5/15/40	5,053	5,154
Series 4221,Cl. HJ, 1.50%, 7/15/23	512,595	509,074
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2130,Cl. SC, 64.745%, 3/15/29[6]	43,514	9,049
Series 2796,Cl. SD, 56.652%, 7/15/26[6]	76,855	12,423
Series 2920,Cl. S, 7.54%, 1/15/35[6]	390,744	64,657
Series 2922,Cl. SE, 10.321%, 2/15/35[6]	23,865	4,142
Series 2981,Cl. AS, 8.733%, 5/15/35[6]	217,886	31,928
Series 3397,Cl. GS, 0.00%, 12/15/37[6,8]	23,888	4,126
Series 3424,Cl. EI, 0.00%, 4/15/38[6,8]	11,463	1,131
Series 3450,Cl. BI, 15.233%, 5/15/38[6]	70,195	11,149
Series 3606,Cl. SN, 18.004%, 12/15/39[6]	38,051	6,216
Federal National Mortgage Assn.:
2.50%, 10/1/47[9]	2,370,000	2,385,831
3.00%, 10/1/32[9]	7,975,000	8,192,755
3.50%, 10/1/47[9]	12,370,000	12,748,348
4.00%, 10/1/47[9]	5,465,000	5,752,339
4.50%, 10/1/47[9]	2,570,000	2,758,032
5.00%, 10/1/47[9]	2,260,000	2,465,328
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	3,273	3,350
5.50%, 9/1/20	1,484	1,528
6.00%, 11/1/17-3/1/37	131,835	149,537
6.50%, 10/1/19	40	40
7.00%, 10/1/35	8,429	8,774
7.50%, 1/1/33	56,825	67,219
8.50%, 7/1/32	4,027	4,344

3      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222,Cl. 2, 99.999%, 6/25/23[6]	$108,442	$14,544
Series 233,Cl. 2, 62.993%, 8/25/23[6]	74,690	12,020
Series 252,Cl. 2, 99.999%, 11/25/23[6]	99,059	15,155
Series 319,Cl. 2, 6.343%, 2/25/32[6]	24,689	5,615
Series 320,Cl. 2, 37.494%, 4/25/32[6]	8,964	2,250
Series 321,Cl. 2, 0.00%, 4/25/326,[8]	87,391	20,875
Series 331,Cl. 9, 20.99%, 2/25/33[6]	104,726	21,811
Series 334,Cl. 17, 15.474%, 2/25/33[6]	56,446	11,245
Series 339,Cl. 12, 0.00%, 6/25/33[6,8]	76,689	18,066
Series 339,Cl. 7, 0.00%, 11/25/33[6,8]	220,059	48,313
Series 343,Cl. 13, 0.00%, 9/25/33[6,8]	83,295	18,580
Series 345,Cl. 9, 0.00%, 1/25/34[6,8]	73,948	14,819
Series 351,Cl. 10, 0.00%, 4/25/34[6,8]	9,856	2,236
Series 351,Cl. 8, 0.00%, 4/25/34[6,8]	34,866	7,012
Series 356,Cl. 10, 0.00%, 6/25/35[6,8]	24,259	5,071
Series 356,Cl. 12, 0.00%, 2/25/35[6,8]	13,014	2,877
Series 362,Cl. 13, 0.00%, 8/25/35[6,8]	93,408	21,563
Series 364,Cl. 16, 0.00%, 9/25/35[6,8]	66,652	15,109
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1998-61,Cl. PL, 6.00%, 11/25/28	41,522	46,247
Series 2003-100,Cl. PA, 5.00%, 10/25/18	38,354	38,668
Series 2003-130,Cl. CS, 11.626% [(2) x
LIBOR01M+1,410], 12/25/33[4]	6,001	6,486
Series 2003-84,Cl. GE, 4.50%, 9/25/18	3,048	3,073
Series 2004-25,Cl. PC, 5.50%, 1/25/34	50,682	51,625
Series 2005-104,Cl. MC, 5.50%, 12/25/25	165,985	176,373
Series 2005-31,Cl. PB, 5.50%, 4/25/35	250,000	280,842
Series 2005-73,Cl. DF, 1.487%
[LIBOR01M+25], 8/25/35[4]	114,492	114,973
Series 2006-11,Cl. PS, 20.03% [(3.667) x LIBOR01M+2,456.67], 3/25/36[4]	56,074	86,008
Series 2006-46,Cl. SW, 19.663%
[(3.667) x LIBOR01M+2,419.92], 6/25/36[4]	38,552	56,236
Series 2006-50,Cl. KS, 19.664%
[(3.667) x LIBOR01M+2,420], 6/25/36[4]	7,977	11,279
Series 2008-75,Cl. DB, 4.50%, 9/25/23	14,546	14,682
Series 2009-113,Cl. DB, 3.00%, 12/25/20	50,436	50,738
Series 2009-36,Cl. FA, 2.177%
[LIBOR01M+94], 6/25/37[4]	36,641	37,446
Series 2009-37,Cl. HA, 4.00%, 4/25/19	8,170	8,196
Series 2009-70,Cl. TL, 4.00%, 8/25/19	112,985	113,501
Series 2010-43,Cl. KG, 3.00%, 1/25/21	33,846	34,116
Series 2011-15,Cl. DA, 4.00%, 3/25/41	21,272	21,910
Series 2011-3,Cl. EL, 3.00%, 5/25/20	85,371	85,777
Series 2011-3,Cl. KA, 5.00%, 4/25/40	120,166	128,203
Series 2011-38,Cl. AH, 2.75%, 5/25/20	1,688	1,692
Series 2011-82,Cl. AD, 4.00%, 8/25/26	76,623	77,598
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-65,Cl. S, 39.123%, 11/25/31[6]	97,558	18,869
Series 2001-81,Cl. S, 43.324%, 1/25/32[6]	24,054	4,710
Series 2002-47,Cl. NS, 43.406%, 4/25/32[6]	66,384	14,106
Series 2002-51,Cl. S, 43.452%, 8/25/32[6]	60,956	12,366
Series 2002-52,Cl. SD, 49.656%, 9/25/32[6]	96,280	19,963
Series 2002-77,Cl. SH, 26.738%, 12/18/32[6]	36,883	7,631

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-84,Cl. SA, 42.895%, 12/25/32[6]	$93,366	$18,728
Series 2002-9,Cl. MS, 41.701%, 3/25/32[6]	25,861	5,051
Series 2003-33,Cl. SP, 39.826%, 5/25/33[6]	99,661	23,253
Series 2003-4,Cl. S, 40.515%, 2/25/33[6]	54,626	12,396
Series 2003-46,Cl. IH, 0.00%, 6/25/236,[8]	170,997	17,759
Series 2004-54,Cl. DS, 57.549%, 11/25/30[6]	76,091	13,806
Series 2004-56,Cl. SE, 23.948%, 10/25/33[6]	18,808	3,666
Series 2005-12,Cl. SC, 26.934%, 3/25/35[6]	11,176	1,729
Series 2005-14,Cl. SE, 43.265%, 3/25/35[6]	36,440	5,490
Series 2005-40,Cl. SA, 56.413%, 5/25/35[6]	200,516	29,944
Series 2005-52,Cl. JH, 20.499%, 5/25/35[6]	517,905	80,947
Series 2005-93,Cl. SI, 22.803%, 10/25/35[6]	43,907	6,679
Series 2007-88,Cl. XI, 0.00%, 6/25/376,[8]	103,650	17,779
Series 2008-55,Cl. SA, 0.00%, 7/25/386,[8]	36,502	3,895
Series 2009-8,Cl. BS, 0.00%, 2/25/246,[8]	1,045	48
Series 2011-96,Cl. SA, 11.117%, 10/25/41[6]	129,664	22,584
Series 2012-134,Cl. SA, 7.965%, 12/25/42[6]	454,297	93,930
Series 2012-40,Cl. PI, 3.324%, 4/25/41[6]	244,920	36,846
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.343%, 9/25/23[7]	39,983	37,368
		38,771,002
GNMA/Guaranteed—4.8%
Government National Mortgage Assn. I Pool:
7.00%, 1/15/24	12,919	13,055
7.50%, 1/15/23-6/15/24	20,331	21,288
8.00%, 4/15/23	9,697	10,403
Government National Mortgage Assn. II Pool:
3.50%, 10/1/47[9]	4,240,000	4,406,950
4.00%, 10/1/47[9]	5,650,000	5,949,494
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15,Cl. SM, 99.999%, 2/16/32[6]	117,755	15,450
Series 2002-76,Cl. SY, 7.11%, 12/16/26[6]	212,507	27,625
Series 2007-17,Cl. AI, 49.756%, 4/16/37[6]	310,607	56,090
Series 2011-52,Cl. HS, 27.512%, 4/16/41[6]	150,231	22,625
		10,522,980
Non-Agency—9.2%
Commercial—4.8%
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.69% [H15T1Y+210], 9/26/35[3,4]	98,398	99,067

4      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal Amount	Value
Commercial (Continued)
CD Commercial Mortgage Trust:
Series 2016-CD2,Cl. AM, 3.668%, 11/10/49[10]	$155,000	$159,826
Series 2017-CD3,Cl. AS, 3.833%, 2/10/50	210,000	219,629
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.313%, 1/25/36[10]	135,875	131,574
COMM Mortgage Trust:
Series 2013-CR6,Cl. AM, 3.147%, 3/10/46[3]	255,000	257,029
Series 2013-CR7,Cl. D, 4.427%, 3/10/463,[10]	445,000	354,041
Series 2014-CR21,Cl. AM, 3.987%, 12/10/47	865,000	907,200
Series 2014-LC15,Cl. AM, 4.198%, 4/10/47	140,000	148,335
Series 2014-UBS6,Cl. AM, 4.048%, 12/10/47	495,000	518,715
Series 2015-CR23,Cl. AM, 3.801%, 5/10/48	280,000	289,325
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 26.993%, 12/10/45[6]	382,202	22,094
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6%, 7/25/36	145,161	127,768
Deutsche Bank Commercial Mortgage
Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	155,000	157,266
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl. 1A6, 1.887% [US0001M+65], 11/25/35[4]	90,500	65,459
FREMF Mortgage Trust:
Series 2011-K702,Cl. B, 4.93%, 4/25/44[3,10]	55,000	55,542
Series 2013-K25,Cl. C, 3.744%, 11/25/45[3,10]	60,000	59,748
Series 2013-K26,Cl. C, 3.722%, 12/25/45[3,10]	40,000	39,870
Series 2013-K27,Cl. C, 3.615%, 1/25/46[3,10]	110,000	109,041
Series 2013-K28,Cl. C, 3.61%, 6/25/46[3,10]	450,000	445,733
Series 2013-K712,Cl. C, 3.481%, 5/25/45[3,10]	70,000	70,649
Series 2013-K713,Cl. C, 3.274%, 4/25/46[3,10]	145,000	145,617
Series 2014-K715,Cl. C, 4.266%, 2/25/46[3,10]	35,000	35,671
GS Mortgage Securities Trust, Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	65,000	70,628
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[3,10]	297,093	286,681
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10,Cl. AS, 3.372%, 12/15/47	325,000	330,546
Series 2013-C16,Cl. AS, 4.517%, 12/15/46	330,000	355,035
Series 2013-LC11,Cl. AS, 3.216%, 4/15/46	40,000	40,387
Series 2014-C20,Cl. AS, 4.043%, 7/15/47	245,000	256,547
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.52%, 7/25/35[10]	115,072	118,284
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.386%, 7/26/36[3,10]	157,805	151,046

	Principal Amount	Value
Commercial (Continued)
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24,Cl. B, 4.116%, 11/15/47[10]	$270,000	$276,927
Series 2014-C25,Cl. AS, 4.065%, 11/15/47	385,000	403,072
Series 2014-C26,Cl. AS, 3.80%, 1/15/48	250,000	257,628
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Cl. AS, 3.385%, 12/15/49	240,000	240,022
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 3.29%, 4/21/34[10]	40,461	41,382
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	240,000	245,234
Series 2014-C19,Cl. AS, 3.832%, 12/15/47	720,000	745,722
Series 2016-C30,Cl. AS, 3.175%, 9/15/49	405,000	398,065
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.754%, 11/26/363,[10]	244,788	224,469
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.078%, 6/26/463,[10]	250,352	251,210
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.215%, 7/26/453,[10]	21,046	21,571
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.372%, 8/25/34[10]	195,021	196,272
Wells Fargo Commercial Mortgage Trust:
Series 2015-C29,Cl. AS, 4.013%, 6/15/48[10]	165,000	173,015
Series 2016-C37,Cl. AS, 4.018%, 12/15/49	390,000	410,731
WF-RBS Commercial Mortgage Trust:
Series 2012-C7,Cl. E, 4.981%, 6/15/45[3,10]	80,000	67,260
Series 2013-C14,Cl. AS, 3.488%, 6/15/46	155,000	159,444
Series 2014-C20,Cl. AS, 4.176%, 5/15/47	150,000	158,001
Series 2014-LC14,Cl. AS, 4.351%, 3/15/47[10]	160,000	170,699
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2011-C3, Cl. XA, 34.716%, 3/15/44[3,6]	2,601,749	86,970
		10,556,047
Residential—4.4%
Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	256,874	223,408
Banc of America Funding Trust:
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	49,707	46,501
Series 2007-C,Cl. 1A4, 3.204%, 5/20/36[10]	22,841	21,525
Series 2014-R7,Cl. 3A1, 3.177%, 3/26/36[3,10]	149,259	149,443
Banc of America Mortgage Trust, Series 2004-E, Cl. 2A6, 3.842%, 6/25/34[10]	64,742	64,617
Bear Stearns ARM Trust:
Series 2005-2,Cl. A1, 3.26%
[H15T1Y+245], 3/25/35[4]	187,246	189,518
Series 2005-9,Cl. A1, 3.52%
[H15T1Y+230], 10/25/35[4]	525,961	532,976
Series 2006-1,Cl. A1, 2.91%
[H15T1Y+225], 2/25/36[4]	197,826	198,602

5      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
CHL Mortgage Pass-Through Trust:
Series 2005-26,Cl. 1A8, 5.50%, 11/25/35	$73,317	$67,320
Series 2006-6,Cl. A3, 6.00%, 4/25/36	42,219	37,579
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Cl. 1A1, 3.21%
[H15T1Y+240], 10/25/35[4]	478,917	481,602
Connecticut Avenue Securities:
Series 2014-C02,Cl. 1M1, 2.187%
[US0001M+95], 5/25/24[4]	150,724	151,313
Series 2014-C02,Cl. 2M1, 2.187%
[US0001M+95], 5/25/24[4]	22,616	22,634
Series 2014-C03,Cl. 1M1, 2.437%
[US0001M+120], 7/25/24[4]	67,901	67,979
Series 2014-C03,Cl. 1M2, 4.237%
[US0001M+300], 7/25/24[4]	320,000	337,160
Series 2014-C03,Cl. 2M1, 2.437%
[US0001M+120], 7/25/24[4]	5,649	5,652
Series 2015-C04,Cl. 1M1, 2.837%
[US0001M+160], 4/25/28[4]	10,943	10,947
Series 2016-C03,Cl. 1M1, 3.237%
[US0001M+200], 10/25/28[4]	18,274	18,586
Series 2016-C07,Cl. 2M1, 2.537%
[US0001M+130], 5/25/29[4]	208,468	209,513
Series 2016-C07,Cl. 2M2, 5.587%
[US0001M+435], 5/25/29[4]	140,000	152,385
Series 2017-C02,Cl. 2M1, 2.387%
[US0001M+115], 9/25/29[4]	337,000	339,454
Series 2017-C02,Cl. 2M2, 4.887%
[US0001M+365], 9/25/29[4]	305,000	323,050
Series 2017-C03,Cl. 1M1, 2.187%
[US0001M+95], 10/25/29[4]	76,706	77,093
Series 2017-C04,Cl. 2M2, 4.087%
[US0001M+285], 11/25/29[4]	195,000	197,893
GSR Mortgage Loan Trust, Series 2005- AR4, Cl. 6A1, 3.536%, 7/25/35[10]	28,340	28,552
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.547%
[US0001M+31], 7/25/35[4]	33,193	33,221
RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	9,347	8,367
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2,Cl. M2, 5.487%
[US0001M+425], 11/25/23[4]	235,000	258,684
Series 2014-DN1,Cl. M3, 5.737%
[US0001M+450], 2/25/24[4]	160,000	183,975
Series 2014-DN2,Cl. M3, 4.837%
[US0001M+360], 4/25/24[4]	55,000	60,163
Series 2014-HQ2,Cl. M3, 4.987%
[US0001M+375], 9/25/24[4]	335,000	375,893
Series 2015-HQA2,Cl. M2, 4.037%
[US0001M+280], 5/25/28[4]	7,699	7,954
Series 2016-DNA1,Cl. M2, 4.137%
[US0001M+290], 7/25/28[4]	45,000	46,511
Series 2016-DNA2,Cl. M1, 2.487%
[US0001M+125], 10/25/28[4]	171,751	171,913
Series 2016-DNA3,Cl. M1, 2.337%
[US0001M+110], 12/25/28[4]	166,552	166,964
Series 2016-DNA4,Cl. M1, 2.037%
[US0001M+80], 3/25/29[4]	144,051	144,164
Series 2016-DNA4,Cl. M3, 5.037%
[US0001M+380], 3/25/29[4]	355,000	384,118
Series 2016-HQA2,Cl. M1, 2.437%
[US0001M+120], 11/25/28[4]	93,500	93,611
Series 2016-HQA3,Cl. M1, 2.037%
[US0001M+80], 3/25/29[4]	568,516	569,695
Series 2016-HQA3,Cl. M3, 5.087%
[US0001M+385], 3/25/29[4]	340,000	369,319

	Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2016-HQA4,Cl. M1, 2.037%
[US0001M+80], 4/25/29[4]	$326,516	$326,701
Series 2016-HQA4,Cl. M3, 5.137%
[US0001M+390], 4/25/29[4]	350,000	380,178
Series 2017-HQA1,Cl. M1, 2.437%
[US0001M+120], 8/25/29[4]	229,365	231,294
Series 2017-HQA1,Cl. M2, 4.787%
[US0001M+355], 8/25/29[4]	325,000	341,670
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10,Cl. A7, 3.015%, 10/25/33[10]	102,473	105,286
Series 2005-AR14,Cl. 1A4, 2.913%, 12/25/35[10]	103,464	101,321
Series 2005-AR16,Cl. 1A1, 2.912%, 12/25/35[10]	94,832	92,694
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1,Cl. 1A1, 3.119%, 2/25/35[10]	19,781	20,199
Series 2005-AR15,Cl. 1A2, 3.561%, 9/25/35[10]	129,161	125,449
Series 2005-AR15,Cl. 1A6, 3.561%, 9/25/35[10]	247,528	238,672
Series 2005-AR4,Cl. 2A2, 3.335%, 4/25/35[10]	239,574	240,965
Series 2006-AR10,Cl. 1A1, 3.304%, 7/25/36[10]	48,449	47,272
Series 2006-AR10,Cl. 5A5, 3.386%, 7/25/36[10]	178,551	180,088
Series 2006-AR2,Cl. 2A3, 3.177%, 3/25/36[10]	23,251	23,460
Series 2006-AR7,Cl. 2A4, 3.332%, 5/25/36[10]	132,841	128,322
Series 2006-AR8,Cl. 2A1, 3.41%, 4/25/36[10]	146,944	148,750
Series 2006-AR8,Cl. 2A4, 3.41%, 4/25/36[10]	87,692	88,770
Series 2007-16,Cl. 1A1, 6.00%, 12/28/37	40,360	42,279
		9,693,224
Total Mortgage-Backed Obligations (Cost $69,647,981)		69,543,253

U.S. Government Obligation—0.3%
United States Treasury Nts., 1.50%, 5/31/19[11,12] (Cost $553,221)	552,000	552,550

Non-Convertible Corporate Bonds and Notes—30.1%
Consumer Discretionary—5.0%
Auto Components—0.1%
Lear Corp., 3.80% Sr. Unsec. Nts., 9/15/27	212,000	211,536
Automobiles—1.2%
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/20[3]	304,000	304,422
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	185,000	277,137
Ford Motor Credit Co. LLC:
2.425% Sr. Unsec. Nts., 6/12/20	236,000	236,135
3.664% Sr. Unsec. Nts., 9/8/24	426,000	427,946
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	162,000	185,679
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 6/30/22	321,000	323,814
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	107,000	113,433
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[3]	371,000	365,662

6      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal Amount	Value
Automobiles (Continued)
Nissan Motor Acceptance Corp., 2.15%
Sr. Unsec. Nts., 9/28/20[3]	$225,000	$225,311
ZF North America Capital, Inc., 4.75%
Sr. Unsec. Nts., 4/29/25[3]	268,000	283,745
		2,743,284
Diversified Consumer Services—0.1%
Service Corp. International, 5.375% Sr.
Unsec. Nts., 5/15/24	267,000	284,689
Hotels, Restaurants & Leisure—0.2%
Aramark Services, Inc., 5% Sr. Unsec.
Nts., 4/1/25[3]	179,000	191,978
Marriott International, Inc., 3.25% Sr.
Unsec. Nts., 9/15/22	158,000	161,133
		353,111
Household Durables—0.7%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	343,000	359,721
Newell Brands, Inc.:
5.00% Sr. Unsec. Nts., 11/15/23	391,000	417,006
5.50% Sr. Unsec. Nts., 4/1/46	105,000	124,412
PulteGroup, Inc., 5% Sr. Unsec. Nts., 1/15/27	258,000	269,287
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	298,000	312,528
4.875% Sr. Unsec. Nts., 3/15/27	45,000	46,580
Whirlpool Corp., 1.65% Sr. Unsec. Nts., 11/1/17	105,000	105,006
		1,634,540
Internet & Catalog Retail—0.3%
Amazon.com, Inc., 4.95% Sr. Unsec.
Nts., 12/5/44	106,000	122,821
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	595,000	604,247
		727,068
Leisure Equipment & Products—0.2%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	433,000	432,404
Media—1.0%
21st Century Fox America, Inc., 4.75%
Sr. Unsec. Nts., 11/15/46	138,000	147,615
Charter Communications Operating
LLC/Charter Communications Operating
Capital, 5.375% Sr. Sec. Nts., 5/1/47[3]	205,000	212,913
Comcast Cable Communications
Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	318,000	422,880
Historic TW, Inc., 9.15% Debs., 2/1/23	118,000	152,257
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	123,000	129,352
Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[3]	167,000	171,550
6.10% Sr. Unsec. Nts., 2/15/18[3]	125,000	127,048
Time Warner Cable LLC, 4.50% Sr.
Unsec. Unsub. Nts., 9/15/42	185,000	175,880
Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	75,000	71,843
3.45% Sr. Unsec. Nts., 10/4/26	90,000	86,615
4.375% Sr. Unsec. Nts., 3/15/43	231,000	199,614
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[3]	246,000	257,070
		2,154,637
Multiline Retail—0.2%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	334,000	353,906

	Principal Amount	Value
Specialty Retail—0.6%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	$68,000	$67,647
Best Buy Co., Inc., 5.50% Sr. Unsec.
Nts., 3/15/21	223,000	242,181
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	333,000	357,109
Ross Stores, Inc., 3.375% Sr. Unsec.
Nts., 9/15/24	225,000	228,651
Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	185,000	190,550
Signet UK Finance plc, 4.70% Sr.
Unsec. Nts., 6/15/24	192,000	190,320
		1,276,458
Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc., 4.875% Sr. Unsec.
Nts., 5/15/26[3]	336,000	350,700
Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	252,000	266,805
PVH Corp., 4.50% Sr. Unsec. Unsub.
Nts., 12/15/22	163,000	167,075
		784,580
Consumer Staples—2.5%
Beverages—0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	448,000	449,267
3.65% Sr. Unsec. Nts., 2/1/26	57,000	59,048
4.90% Sr. Unsec. Nts., 2/1/46	72,000	82,270
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	262,000	416,397
Molson Coors Brewing Co.:
2.10% Sr. Unsec. Nts., 7/15/21	329,000	324,613
4.20% Sr. Unsec. Nts., 7/15/46	50,000	49,987
Pernod Ricard SA, 4.25% Sr. Unsec.
Nts., 7/15/22[3]	270,000	290,306
		1,671,888
Food & Staples Retailing—0.1%
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	9,000	9,018
6.90% Sr. Unsec. Nts., 4/15/38	86,000	107,683
		116,701
Food Products—1.1%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	232,000	223,888
8.50% Sr. Unsec. Nts., 6/15/19	320,000	353,549
Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25	209,000	215,537
4.375% Sr. Unsec. Nts., 6/1/46	223,000	219,419
Lamb Weston Holdings, Inc., 4.875%
Sr. Unsec. Nts., 11/1/26[3]	193,000	203,132
Mondelez International Holdings
Netherlands BV, 1.625% Sr. Unsec.
Nts., 10/28/19[3]	374,000	371,277
Smithfield Foods, Inc., 2.70% Sr. Unsec.
Nts., 1/31/20[3]	365,000	366,478
TreeHouse Foods, Inc., 6% Sr. Unsec.
Nts., 2/15/24[3]	221,000	237,299
Tyson Foods, Inc., 3.55% Sr. Unsec.
Nts., 6/2/27	178,000	180,327
		2,370,906
Household Products—0.1%
Reckitt Benckiser Treasury Services plc, 2.375% Sr. Unsec. Nts., 6/24/22[3]	316,000	315,330
Tobacco—0.4%
Altria Group, Inc., 4% Sr. Unsec. Nts., 1/31/24	238,000	252,929

7      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Tobacco (Continued)
BAT Capital Corp., 3.557% Sr. Unsec. Nts., 8/15/27[3]	$177,000	$177,898
Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[3]	411,000	411,240
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	122,000	149,714
		991,781
Energy—2.6%
Energy Equipment & Services—0.4%
Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	78,000	85,834
Helmerich & Payne International
Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	201,000	212,806
Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[3]	368,000	368,357
4.00% Sr. Unsec. Nts., 12/21/25[3]	206,000	216,194
		883,191
Oil, Gas & Consumable Fuels—2.2%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	72,000	68,747
6.20% Sr. Unsec. Nts., 3/15/40	68,000	79,225
Andeavor, 5.125% Sr. Unsec. Nts., 12/15/26[3]	323,000	354,945
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	265,000	284,875
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	101,000	101,878
Boardwalk Pipelines LP, 4.95% Sr.
Unsec. Nts., 12/15/24	162,000	172,612
BP Capital Markets plc, 1.676% Sr.
Unsec. Nts., 5/3/19	353,000	352,962
Buckeye Partners LP, 3.95% Sr. Unsec.
Nts., 12/1/26	89,000	87,934
Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	379,000	378,488
Columbia Pipeline Group, Inc.:
3.30% Sr. Unsec. Nts., 6/1/20	324,000	331,779
4.50% Sr. Unsec. Nts., 6/1/25	168,000	179,701
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	47,000	53,050
5.95% Sr. Unsec. Nts., 3/15/46	81,000	104,458
Devon Energy Corp., 4.75% Sr. Unsec.
Nts., 5/15/42	100,000	101,550
Energy Transfer LP, 5.30% Sr. Unsec.
Nts., 4/15/47	100,000	100,544
EnLink Midstream Partners LP, 4.85%
Sr. Unsec. Nts., 7/15/26	92,000	96,400
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	80,000	87,518
4.90% Sr. Unsec. Nts., 5/15/46	22,000	24,116
EQT Corp., 6.50% Sr. Unsec. Nts., 4/1/18	172,000	175,660
Kinder Morgan, Inc., 5.55% Sr. Unsec.
Nts., 6/1/45	280,000	302,938
Marathon Oil Corp., 4.40% Sr. Unsec.
Nts., 7/15/27	182,000	186,148
Noble Energy, Inc., 5.05% Sr. Unsec.
Nts., 11/15/44	104,000	107,678
ONEOK Partners LP, 4.90% Sr. Unsec.
Nts., 3/15/25	139,000	148,833
Phillips 66 Partners LP, 3.605% Sr.
Unsec. Nts., 2/15/25	170,000	169,856
Sabine Pass Liquefaction LLC, 4.20%
Sr. Sec. Nts., 3/15/28	180,000	181,739

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Shell International Finance BV, 4% Sr.
Unsec. Nts., 5/10/46	$125,000	$126,667
Sunoco Logistics Partners Operations
LP, 4% Sr. Unsec. Nts., 10/1/27	198,000	197,573
Williams Partners LP, 3.75% Sr. Unsec.
Nts., 6/15/27	148,000	148,020
		4,705,894
Financials—8.2%
Capital Markets—1.8%
Apollo Management Holdings LP, 4%
Sr. Unsec. Nts., 5/30/24[3]	208,000	212,666
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[3,9]	147,000	145,185
Brookfield Asset Management, Inc., 4%
Sr. Unsec. Nts., 1/15/25	373,000	383,878
Credit Suisse AG (New York), 3.625%
Sr. Unsec. Nts., 9/9/24	197,000	204,692
Credit Suisse Group Funding Guernsey
Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	140,000	150,447
E*TRADE Financial Corp., 5.875%
[US0003M+443.5] Jr. Sub. Perpetual
Bonds[4,13]	384,000	409,920
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	208,000	208,766
3.75% Sr. Unsec. Nts., 2/25/26	200,000	205,027
Morgan Stanley:
4.375% Sr. Unsec. Nts., 1/22/47	256,000	273,053
5.00% Sub. Nts., 11/24/25	322,000	353,371
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[3]	338,000	356,590
Northern Trust Corp., 3.375%
[US0003M+113.1] Sub. Nts., 5/8/32[4]	155,000	155,179
Raymond James Financial, Inc., 3.625%
Sr. Unsec. Nts., 9/15/26	215,000	215,649
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	256,000	257,795
TD Ameritrade Holding Corp., 3.30%
Sr. Unsec. Nts., 4/1/27	216,000	218,369
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[3]	134,000	140,834
4.253% Sr. Unsec. Nts., 3/23/28[3]	147,000	154,440
		4,045,861
Commercial Banks—4.3%
ABN AMRO Bank NV, 4.40%
[USSW5+219.7] Sub. Nts., 3/27/28[4]	428,000	442,142
Australia & New Zealand Banking
Group Ltd. (New York), 2.625% Unsec.
Nts., 5/19/22	358,000	358,580
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	277,000	271,672
3.824% [US0003M+157.5] Sr. Unsec.
Nts., 1/20/28[4]	191,000	196,295
7.75% Jr. Sub. Nts., 5/14/38	239,000	352,038
Barclays plc, 4.375% Sr. Unsec. Nts., 1/12/26	338,000	353,357
BNP Paribas SA, 4.625% Sub. Nts., 3/13/27[3]	244,000	258,696
BPCE SA, 4.50% Sub. Nts., 3/15/25[3]	243,000	252,539
Citigroup, Inc., 4.281%
[US0003M+183.9] Sr. Unsec. Nts., 4/24/48[4]	356,000	372,912
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	205,000	205,984
2.65% Sr. Unsec. Nts., 5/26/22	87,000	87,090
Commonwealth Bank of Australia, 3.15% Sr. Unsec. Nts., 9/19/27[3]	288,000	285,607

8      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal Amount	Value
Commercial Banks (Continued)
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	$369,000	$367,543
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[3]	412,000	428,894
Fifth Third Bank (Cincinnati OH), 3.85%
Sub. Nts., 3/15/26	228,000	234,562
First Republic Bank, 4.375% Sub. Nts., 8/1/46	146,000	145,605
Glencore Funding LLC, 4% Sr. Unsec.
Nts., 4/16/25[3]	200,000	203,399
HSBC Holdings plc, 4.041%
[US0003M+154.6] Sr. Unsec. Nts., 3/13/28[4]	170,000	177,666
Huntington Bancshares, Inc., 3.15% Sr.
Unsec. Nts., 3/14/21	245,000	251,341
Intesa Sanpaolo SpA, 3.875% Sr.
Unsec. Nts., 7/14/27[3]	289,000	290,628
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec.
Nts., 5/1/28[4]	284,000	286,811
3.782% [US0003M+133.7] Sr. Unsec.
Nts., 2/1/28[4]	563,000	578,401
Lloyds Banking Group plc, 6.657%
[US0003M+127] Jr. Sub. Perpetual
Bonds[3,4,13]	400,000	459,000
Manufacturers & Traders Trust Co., 2.50% Sr. Unsec. Nts., 5/18/22	309,000	310,185
PNC Financial Services Group, Inc.
(The), 3.15% Sr. Unsec. Nts., 5/19/27	323,000	324,016
Regions Bank (Birmingham AL), 2.25%
Sr. Unsec. Nts., 9/14/18	328,000	329,449
Regions Financial Corp., 2.75% Sr.
Unsec. Nts., 8/14/22	238,000	237,787
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec.
Nts., 5/15/23[4]	255,000	256,830
Standard Chartered plc, 2.821%
[US0003M+151] Jr. Sub. Perpetual
Bonds[3,4,13]	100,000	85,750
SunTrust Bank (Atlanta GA), 3.30%
Sub. Nts., 5/15/26	163,000	161,334
US Bancorp:
3.10% Sub. Nts., 4/27/26	210,000	209,169
3.15% Sr. Unsec. Nts., 4/27/27	87,000	87,580
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec.
Nts., 5/22/28[4]	291,000	294,987
4.75% Sub. Nts., 12/7/46	207,000	227,680
		9,385,529
Consumer Finance—0.5%
American Express Co., 2.50% Sr.
Unsec. Nts., 8/1/22	143,000	142,954
American Express Credit Corp., 3.30%
Sr. Unsec. Nts., 5/3/27	217,000	219,224
Capital One Financial Corp., 3.75% Sr.
Unsec. Nts., 3/9/27	143,000	144,795
Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	143,000	143,738
4.10% Sr. Unsec. Nts., 2/9/27	146,000	148,570
Electricite de France SA, 6.50% Sr.
Unsec. Nts., 1/26/19[3]	259,000	274,433
		1,073,714
Diversified Financial Services—0.4%
Berkshire Hathaway Energy Co., 2% Sr.
Unsec. Nts., 11/15/18	115,000	115,315
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[3]	139,000	141,743

	Principal Amount	Value
Diversified Financial Services (Continued)
Precision Castparts Corp., 2.50% Sr.
Unsec. Nts., 1/15/23	$212,000	$212,600
Voya Financial, Inc., 5.65%
[US0003M+358] Jr. Sub. Nts., 5/15/53[4]	380,000	404,510
		874,168
Insurance—0.9%
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	219,000	230,505
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27[3]	93,000	91,459
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	304,000	302,102
Manulife Financial Corp., 4.061%
[USSW5+164.7] Sub. Nts., 2/24/32[4]	219,000	222,043
Marsh & McLennan Cos., Inc., 4.35%
Sr. Unsec. Nts., 1/30/47	146,000	156,496
MetLife, Inc., 5.25%
[US0003M+357.5] Jr. Sub. Perpetual
Bonds[4,13]	296,000	305,904
Nuveen Finance LLC, 4.125% Sr. Unsec.
Nts., 11/1/24[3]	267,000	281,444
Prudential Financial, Inc., 5.20%
[US0003M+304] Jr. Sub. Nts., 3/15/44[4]	276,000	293,768
		1,883,721
Real Estate Investment Trusts (REITs)—0.3%
American Tower Corp., 5.90% Sr.
Unsec. Nts., 11/1/21	233,000	261,589
Crown Castle International Corp., 3.65% Sr. Unsec. Nts., 9/1/27	176,000	176,189
HCP, Inc., 2.625% Sr. Unsec. Nts., 2/1/20	108,000	108,906
VEREIT Operating Partnership LP, 3%
Sr. Unsec. Nts., 2/6/19	134,000	135,232
Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	88,000	88,228
		770,144
Health Care—2.5%
Biotechnology—0.7%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	210,000	217,999
4.70% Sr. Unsec. Nts., 5/14/45	64,000	70,004
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	82,000	95,839
Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	202,000	213,410
5.00% Sr. Unsec. Nts., 8/15/45	41,000	46,504
Gilead Sciences, Inc., 4.75% Sr. Unsec.
Nts., 3/1/46	140,000	157,744
Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	376,000	375,392
3.20% Sr. Unsec. Nts., 9/23/26	287,000	283,360
		1,460,252
Health Care Equipment & Supplies—0.7%
Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	366,000	369,125
3.75% Sr. Unsec. Nts., 11/30/26	300,000	308,287
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20	226,000	226,899
3.70% Sr. Unsec. Nts., 6/6/27	268,000	270,636
Boston Scientific Corp., 3.85% Sr.
Unsec. Nts., 5/15/25	277,000	287,969
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	164,000	187,008
		1,649,924

9      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services—0.7%
Aetna, Inc., 2.80% Sr. Unsec. Nts., 6/15/23	$266,000	$267,677
Cardinal Health, Inc., 3.41% Sr. Unsec.
Nts., 6/15/27	180,000	180,900
Fresenius Medical Care US Finance II,
Inc., 5.875% Sr. Unsec. Nts., 1/31/22[3]	450,000	506,095
Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	218,000	222,624
UnitedHealth Group, Inc., 2.75% Sr.
Unsec. Nts., 2/15/23	285,000	288,248
		1,465,544
Life Sciences Tools & Services—0.3%
Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[3]	330,000	350,625
Thermo Fisher Scientific, Inc.:
3.20% Sr. Unsec. Nts., 8/15/27	175,000	172,560
4.15% Sr. Unsec. Nts., 2/1/24	125,000	133,558
		656,743
Pharmaceuticals—0.1%
Allergan Funding SCS, 3.80% Sr. Unsec.
Nts., 3/15/25	247,000	256,829
Zoetis, Inc., 3% Sr. Unsec. Nts., 9/12/27	86,000	84,833
		341,662
Industrials—2.1%
Aerospace & Defense—0.4%
BAE Systems Holdings, Inc., 3.85% Sr.
Unsec. Nts., 12/15/25[3]	270,000	280,437
Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	135,000	137,930
Northrop Grumman Corp., 4.75% Sr.
Unsec. Nts., 6/1/43	190,000	211,874
Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	90,000	91,011
3.875% Sr. Unsec. Nts., 3/1/25	129,000	133,973
United Technologies Corp., 1.778% Jr.
Sub. Nts., 5/4/18[10]	67,000	67,042
		922,267
Air Freight & Couriers—0.0%
FedEx Corp., 4.40% Sr. Unsec. Nts., 1/15/47	69,000	71,980
Building Products—0.3%
Allegion US Holding Co., Inc., 3.55%
Sec. Nts., 10/1/279	255,000	253,812
Johnson Controls International plc, 1.40% Sr. Unsec. Nts., 11/2/17	77,000	76,917
Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	242,000	238,988
		569,717
Commercial Services & Supplies—0.3%
Pitney Bowes, Inc., 4.625% Sr. Unsec.
Nts., 3/15/24	288,000	278,783
Republic Services, Inc., 3.80% Sr.
Unsec. Nts., 5/15/18	311,000	314,952
Waste Management, Inc., 4.10% Sr.
Unsec. Nts., 3/1/45	77,000	81,642
		675,377
Electrical Equipment—0.2%
Sensata Technologies BV, 4.875% Sr.
Unsec. Nts., 10/15/23[3]	345,000	363,975
Industrial Conglomerates—0.1%
Roper Technologies, Inc.:
3.80% Sr. Unsec. Nts., 12/15/26	43,000	44,329
3.85% Sr. Unsec. Nts., 12/15/25	192,000	198,817
		243,146

	Principal Amount	Value
Machinery—0.3%
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19	$385,000	$384,766
Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26	149,000	146,743
		531,509
Road & Rail—0.2%
Canadian Pacific Railway Co., 4.80%
Sr. Unsec. Nts., 9/15/35	76,000	86,036
Norfolk Southern Corp., 4.65% Sr.
Unsec. Nts., 1/15/46	104,000	115,508
Penske Truck Leasing Co. LP/PTL
Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[3]	284,000	280,968
		482,512
Trading Companies & Distributors—0.3%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.65% Sr. Unsec.
Nts., 7/21/27	367,000	366,223
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	160,000	159,770
3.625% Sr. Unsec. Nts., 4/1/27	156,000	156,350
		682,343
Information Technology—2.0%
Electronic Equipment, Instruments, & Components—0.3%
Arrow Electronics, Inc., 3.875% Sr.
Unsec. Nts., 1/12/28	265,000	264,871
CDW LLC/CDW Finance Corp., 5.50%
Sr. Unsec. Nts., 12/1/24	58,000	64,888
Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	271,000	279,925
		609,684
Internet Software & Services—0.1%
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	189,000	195,615
5.25% Sr. Unsec. Nts., 4/1/25	105,000	113,925
		309,540
IT Services—0.3%
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	155,000	153,816
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	261,000	264,595
4.75% Sr. Unsec. Nts., 4/15/27	267,000	286,011
		704,422
Semiconductors & Semiconductor Equipment—0.1%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	107,000	128,092
QUALCOMM, Inc., 3.25% Sr. Unsec.
Nts., 5/20/27	178,000	179,660
		307,752
Software—0.8%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	125,000	132,827
Dell International LLC/EMC Corp.:
3.48% Sr. Sec. Nts., 6/1/19[3]	376,000	383,347
6.02% Sr. Sec. Nts., 6/15/26[3]	225,000	250,203
Open Text Corp., 5.625% Sr. Unsec.
Nts., 1/15/23[3]	174,000	183,135
Oracle Corp.:
2.40% Sr. Unsec. Nts., 9/15/23	225,000	223,828
2.95% Sr. Unsec. Nts., 5/15/25	211,000	212,905
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	108,000	108,371
3.90% Sr. Unsec. Nts., 8/21/27	178,000	180,220
		1,674,836

10      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal Amount	Value
Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	$227,000	$248,064
Hewlett Packard Enterprise Co.:
2.10% Sr. Unsec. Nts., 10/4/19[3]	285,000	285,201
2.45% Sr. Unsec. Nts., 10/5/17	89,000	89,004
NetApp, Inc., 2% Sr. Unsec. Nts., 9/27/19	160,000	160,001
		782,270
Materials—1.9%
Chemicals—0.9%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	104,000	104,765
4.125% Sr. Unsec. Nts., 3/15/35	87,000	88,618
CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[3]	170,000	178,134
Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	370,000	371,582
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	308,000	329,073
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	304,000	318,295
3.75% Sr. Unsec. Nts., 3/15/27	91,000	92,376
Sherwin-Williams Co. (The):
3.30% Sr. Unsec. Nts., 2/1/25	122,000	121,429
3.95% Sr. Unsec. Nts., 1/15/26	174,000	180,999
Yara International ASA, 3.80% Sr.
Unsec. Nts., 6/6/26[3]	230,000	227,016
		2,012,287
Construction Materials—0.3%
CRH America, Inc., 5.125% Sr. Unsec.
Nts., 5/18/45[3]	130,000	149,218
James Hardie International Finance
DAC, 5.875% Sr. Unsec. Nts., 2/15/23[3]	171,000	180,405
LafargeHolcim Finance US LLC, 3.50%
Sr. Unsec. Nts., 9/22/26[3]	90,000	89,272
Vulcan Materials Co., 3.90% Sr. Unsec.
Nts., 4/1/27	263,000	269,575
		688,470
Containers & Packaging—0.4%
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	150,000	145,948
4.80% Sr. Unsec. Nts., 6/15/44	142,000	153,208
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	113,000	115,290
4.50% Sr. Unsec. Nts., 11/1/23	150,000	162,600
Silgan Holdings, Inc., 4.75% Sr. Unsec.
Nts., 3/15/25[3]	290,000	300,150
		877,196
Metals & Mining—0.2%
Anglo American Capital plc:
3.625% Sr. Unsec. Nts., 9/11/24[3]	86,000	85,854
4.00% Sr. Unsec. Nts., 9/11/27[3]	140,000	138,531
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	96,000	108,135
		332,520
Paper & Forest Products—0.1%
Louisiana-Pacific Corp., 4.875% Sr.
Unsec. Nts., 9/15/24	199,000	205,539
Telecommunication Services—1.3%
Diversified Telecommunication Services—1.3%
AT&T, Inc.:
3.40% Sr. Unsec. Nts., 8/14/24	146,000	146,386
3.80% Sr. Unsec. Nts., 3/15/22	314,000	327,328
4.35% Sr. Unsec. Nts., 6/15/45	189,000	174,042
4.90% Sr. Unsec. Nts., 8/14/37	200,000	202,989

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
AT&T, Inc.: (Continued) 5.15% Sr. Unsec. Nts., 2/14/50	$199,000	$201,309
British Telecommunications plc, 9.125% Sr. Unsec. Nts., 12/15/30	289,000	438,133
Deutsche Telekom International Finance
BV, 3.60% Sr. Unsec. Nts., 1/19/27[3]	177,000	179,346
Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	397,000	400,269
4.103% Sr. Unsec. Nts., 3/8/27	98,000	101,547
5.213% Sr. Unsec. Nts., 3/8/47	123,000	135,819
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	125,000	165,983
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	131,000	128,316
4.125% Sr. Unsec. Nts., 8/15/46	152,000	138,655
4.522% Sr. Unsec. Nts., 9/15/48	191,000	185,476
		2,925,598
Utilities—2.0%
Electric Utilities—1.5%
AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[3]	153,000	159,740
Cleco Corporate Holdings LLC, 3.743%
Sr. Sec. Nts., 5/1/26	146,000	147,234
Duke Energy Corp.:
3.15% Sr. Unsec. Nts., 8/15/27	176,000	174,767
3.75% Sr. Unsec. Nts., 9/1/46	155,000	149,866
Edison International, 2.95% Sr. Unsec.
Nts., 3/15/23	233,000	236,163
EDP Finance BV, 3.625% Sr. Unsec.
Nts., 7/15/24[3]	238,000	240,691
Enel Finance International NV, 3.625%
Sr. Unsec. Nts., 5/25/27[3]	178,000	178,645
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	87,000	91,424
Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	65,000	72,473
ITC Holdings Corp., 5.30% Sr. Unsec.
Nts., 7/1/43	81,000	95,441
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[3]	29,000	29,689
Pacific Gas & Electric Co., 3.40% Sr.
Unsec. Nts., 8/15/24	228,000	236,199
Pennsylvania Electric Co., 5.20% Sr.
Unsec. Nts., 4/1/20	88,000	93,449
PPL WEM Ltd./Western Power
Distribution Ltd., 5.375% Sr. Unsec.
Unsub. Nts., 5/1/21[3]	317,000	343,324
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	347,000	359,955
Southern Co. Gas Capital Corp., 4.40%
Sr. Unsec. Nts., 5/30/47	128,000	132,734
Southern Power Co., 1.95% Sr. Unsec.
Nts., 12/15/19	324,000	323,463
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[3]	187,000	195,777
		3,261,034
Multi-Utilities—0.5%
Dominion Energy, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	165,000	164,830
4.90% Sr. Unsec. Nts., 8/1/41	123,000	136,918
NiSource Finance Corp., 3.49% Sr.
Unsec. Nts., 5/15/27	258,000	261,555
Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	303,000	299,811

11      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Utilities (Continued)
Virginia Electric & Power Co., 2.95% Sr. Unsec. Nts., 1/15/22	$242,000	$247,015
		1,110,129
Total Non-Convertible Corporate Bonds and Notes (Cost $64,037,560)		65,963,269

	Shares	Value
Investment Company—2.4%
Oppenheimer Institutional Government
Money Market Fund, Cl. E, 0.98%[14,15] (Cost $5,367,607)	5,367,607	$5,367,607
Total Investments, at Value (Cost $221,633,312)	106.9%	234,245,663
Net Other Assets (Liabilities)	(6.9)	(15,041,815)
Net Assets	100.0%	$219,203,848

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $26,684,381 or 12.17% of the Fund’s net assets at period end.

4. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

5. Restricted security. The aggregate value of restricted securities at period end was $264,342, which represents 0.12% of the Fund’s net assets. See Note 4 of the accompanying Notes.

Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Westlake Automobile Receivables Trust, Series 2017-2A, Cl. E, 4.63%, 7/15/24	8/1/17	$ 264,999	$ 264,342	$ 657

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,126,842 or 0.51% of the Fund’s net assets at period end.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $53,840 or 0.02% of the Fund’s net assets at period end.

8. Interest rate is less than 0.0005%.

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 4 of the accompanying Notes.

12. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $142,141. See Note 6 of the accompanying Notes.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

14. Rate shown is the 7-day yield at period end.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,367,607	—	—	5,367,607

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$ 5,367,607	$ 29,424	$ —	$ —

Futures Contracts as of September 30, 2017
Description	Buy/Sell	Expiration Date	Number of Contracts		Notional Amount (000’s)	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	Buy	12/19/17	13	USD	2,000	$1,986,563	$(13,710)
United States Treasury Nts., 10 yr.	Sell	12/19/17	83	USD	10,532	10,400,938	131,200
United States Treasury Nts., 2 yr.	Buy	12/29/17	102	USD	22,051	22,001,719	(48,866)
United States Treasury Nts., 5 yr.	Sell	12/29/17	13	USD	1,539	1,527,500	11,991
United States Ultra Bonds	Buy	12/19/17	50	USD	8,415	8,256,250	(158,829)
							$ (78,214)

12      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

Glossary:

Definitions

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD Swap Semi 30/360 5 Year

See accompanying Notes to Financial Statements.

13      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Conservative Balanced Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

14      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$6,856,739	$—	$—	$6,856,739
Consumer Staples	4,681,133	698,357	—	5,379,490
Energy	5,046,849	—	—	5,046,849
Financials	14,514,596	—	—	14,514,596
Health Care	9,914,686	—	—	9,914,686
Industrials	9,143,193	—	—	9,143,193
Information Technology	17,609,230	—	—	17,609,230
Materials	2,250,230	—	—	2,250,230
Telecommunication Services	1,557,533	—	—	1,557,533
Utilities	2,242,162	593,650	—	2,835,812
Asset-Backed Securities	—	17,710,626	—	17,710,626
Mortgage-Backed Obligations	—	69,543,253	—	69,543,253
U.S. Government Obligation	—	552,550	—	552,550
Non-Convertible Corporate Bonds and Notes	—	65,963,269	—	65,963,269
Investment Company	5,367,607	—	—	5,367,607

Total Investments, at Value	79,183,958	155,061,705	—	234,245,663
Other Financial Instruments:
Futures contracts	143,191	—	—	143,191

Total Assets	$79,327,149	$155,061,705	$—	$234,388,854

Liabilities Table
Other Financial Instruments:
Futures contracts	$(221,405)	$—	$—	$(221,405)

Total Liabilities	$(221,405)	$—	$—	$(221,405)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$ 219,117	$(219,117)

Total Assets	$ 219,117	$(219,117)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated

15      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$61,908,262

Sold securities	16,671,022

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the Fund pledged $33,033 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

16      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid

17      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $27,724,109 and $15,893,884 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $2,568,070 on credit default swaps to sell protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no such credit default swap agreements outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends

18      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

6. Use of Derivatives (Continued)

to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

19      OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—99.6%
Consumer Discretionary—18.7%
Hotels, Restaurants & Leisure—2.7%
Cedar Fair LP1	160,432	$ 10,286,900
Starbucks Corp.	239,750	12,876,972
		23,163,872
Household Durables—2.0%
Newell Brands, Inc.	121,420	5,180,992
Whirlpool Corp.	63,860	11,778,338
		16,959,330
Internet & Catalog Retail—5.3%
Amazon.com, Inc.[2]	32,144	30,901,635
Priceline Group, Inc. (The)[2]	7,720	14,133,930
		45,035,565
Media—2.7%
Comcast Corp., Cl. A	586,212	22,557,438
Specialty Retail—6.0%
AutoNation, Inc.[2]	321,500	15,258,390
AutoZone, Inc.[2]	28,020	16,674,982
Lowe’s Cos., Inc.	243,090	19,432,615
		51,365,987
Consumer Staples—6.2%
Beverages—3.5%
Constellation Brands, Inc., Cl. A	50,650	10,102,142
Dr Pepper Snapple Group, Inc.	104,510	9,246,000
Molson Coors Brewing Co., Cl. B	126,370	10,316,847
		29,664,989
Food Products—1.5%
Kraft Heinz Co. (The)	98,680	7,652,634
Mondelez International, Inc., Cl. A	137,820	5,603,761
		13,256,395
Household Products—1.2%
HRG Group, Inc.[2]	131,960	2,059,895
Spectrum Brands Holdings, Inc.	75,480	7,994,842
		10,054,737
Energy—2.7%
Oil, Gas & Consumable Fuels—2.7%
Husky Energy, Inc.[2]	694,207	8,690,453
Magellan Midstream Partners LP1	197,650	14,045,009
		22,735,462
Financials—7.2%
Capital Markets—4.5%
BlackRock, Inc., Cl. A	10,630	4,752,567
Charles Schwab Corp. (The)	250,380	10,951,621
CME Group, Inc., Cl. A	70,740	9,598,003
Intercontinental Exchange, Inc.	192,810	13,246,047
		38,548,238
Diversified Financial Services—1.1%
Berkshire Hathaway, Inc., Cl. B2	51,730	9,483,144
Real Estate Investment Trusts (REITs)—1.6%
Crown Castle International Corp.	93,670	9,365,127
Mid-America Apartment Communities, Inc.	40,830	4,363,910
		13,729,037
Health Care—14.1%
Biotechnology—5.6%
Biogen, Inc.[2]	43,690	13,680,213
Celgene Corp.[2]	138,304	20,167,489
Galapagos NV2	28,629	2,913,601
Gilead Sciences, Inc.	139,750	11,322,545
		48,083,848
Health Care Equipment & Supplies—3.0%
Danaher Corp.	51,280	4,398,798
Intuitive Surgical, Inc.[2]	8,460	8,848,145

	Shares	Value
Health Care Equipment & Supplies (Continued)
Medtronic plc	93,100	$ 7,240,387
Stryker Corp.	35,440	5,033,189
		25,520,519
Health Care Providers & Services—2.3%
Humana, Inc.	29,330	7,145,668
Laboratory Corp. of America Holdings[2]	81,380	12,285,938
		19,431,606
Health Care Technology—0.8%
Cerner Corp.[2]	100,130	7,141,272
Pharmaceuticals—2.4%
Allergan plc	58,940	12,079,753
Merck & Co., Inc.	90,030	5,764,621
Valeant Pharmaceuticals International, Inc.[2]	154,430	2,212,982
		20,057,356
Industrials—10.5%
Aerospace & Defense—1.0%
Spirit AeroSystems Holdings, Inc., Cl. A	110,160	8,561,635
Airlines—1.1%
Spirit Airlines, Inc.[2]	270,280	9,030,055
Commercial Services & Supplies—2.4%
Johnson Controls International plc	127,360	5,131,334
KAR Auction Services, Inc.	324,090	15,472,057
		20,603,391
Machinery—2.2%
Deere & Co.	42,720	5,365,205
Stanley Black & Decker, Inc.	29,850	4,506,454
Wabtec Corp.	119,710	9,068,033
		18,939,692
Professional Services—1.2%
Equifax, Inc.	13,370	1,417,086
Nielsen Holdings plc	212,250	8,797,763
		10,214,849
Road & Rail—2.1%
Canadian National Railway Co.	93,450	7,742,333
Canadian Pacific Railway Ltd.	61,310	10,301,919
		18,044,252
Trading Companies & Distributors—0.5%
Fastenal Co.	93,840	4,277,227
Information Technology—37.5%
Internet Software & Services—11.8%
Alphabet, Inc., Cl. C2	57,560	55,206,372
Facebook, Inc., Cl. A2	266,930	45,610,329
		100,816,701
IT Services—6.7%
Mastercard, Inc., Cl. A	274,630	38,777,756
PayPal Holdings, Inc.[2]	291,150	18,642,335
		57,420,091
Semiconductors & Semiconductor Equipment—3.2%
Broadcom Ltd.	64,420	15,624,427
Texas Instruments, Inc.	126,860	11,371,730
		26,996,157
Software—8.9%
Activision Blizzard, Inc.	152,230	9,820,357
Microsoft Corp.	641,630	47,795,019
Oracle Corp.	300,800	14,543,680
Snap, Inc., Cl. A2	229,130	3,331,550
		75,490,606
Technology Hardware, Storage & Peripherals—6.9%
Apple, Inc.	381,050	58,727,426

1        OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Materials—1.3%
Chemicals—0.6%
Albemarle Corp.	39,350	$ 5,363,798
Construction Materials—0.2%
Vulcan Materials Co.	14,930	1,785,628
Metals & Mining—0.5%
Compass Minerals International, Inc.	66,420	4,310,658

	Shares	Value
Utilities—1.4%
Gas Utilities—1.4%
AmeriGas Partners LP1	264,435	$ 11,883,709
Total Investments, at Value (Cost $653,579,491)	99.6%	849,254,670
Net Other Assets (Liabilities)	0.4	3,806,879
Net Assets	100.0%	$ 853,061,549

Footnotes to Statement of Investments

1. Security is a Master Limited Partnership.

2. Non-income producing security.

Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2016	Additions	Reductions	September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	31,306,028	95,297,228	126,603,256	—

			Realized	Change in Unrealized
		Income	Gain (Loss)	Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E		$ 35,560	$ —	$ —

2        OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Capital Appreciation Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

3        OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$ 159,082,192	$ —	$ —	$ 159,082,192
Consumer Staples	52,976,121	—	—	52,976,121
Energy	22,735,462	—	—	22,735,462
Financials	61,760,419	—	—	61,760,419
Health Care	117,321,000	2,913,601	—	120,234,601
Industrials	89,671,101	—	—	89,671,101
Information Technology	319,450,981	—	—	319,450,981
Materials	11,460,084	—	—	11,460,084
Utilities	11,883,709	—	—	11,883,709
Total Assets	$ 846,341,069	$ 2,913,601	$ —	$ 849,254,670

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds. At period end, the Fund had no holdings in IGMMF.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4        OPPENHEIMER CAPITAL APPRECIATION FUND/VA

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5        OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—12.8%
Auto Loan—8.0%
American Credit Acceptance Receivables Trust:
Series 2015-1,Cl. B, 2.85%, 2/12/21[1]	$90,322	$90,422
Series 2015-3,Cl. B, 3.56%, 10/12/21[1]	135,116	135,867
Series 2015-3,Cl. C, 4.84%, 10/12/21[1]	145,000	148,452
Series 2015-3,Cl. D, 5.86%, 7/12/22[1]	125,000	128,706
Series 2016-4,Cl. B, 2.11%, 2/12/21[1]	65,000	65,059
Series 2017-3,Cl. B, 2.25%, 1/11/21[1]	65,000	64,907
AmeriCredit Automobile Receivables Trust:
Series 2013-2,Cl. E, 3.41%, 10/8/20[1]	345,000	345,224
Series 2013-4,Cl. D, 3.31%, 10/8/19	50,000	50,344
Series 2017-2,Cl. A1, 1.20%, 5/18/18	65,445	65,441
Series 2017-2,Cl. D, 3.42%, 4/18/23	300,000	303,302
Capital Auto Receivables Asset Trust, Series 2014-1, Cl. D, 3.39%, 7/22/19	115,000	115,708
CarFinance Capital Auto Trust:
Series 2014-1A,Cl. D, 4.90%, 4/15/20[1]	155,000	158,219
Series 2015-1A,Cl. A, 1.75%, 6/15/21[1]	42,263	42,255
CarMax Auto Owner Trust:
Series 2015-2,Cl. D, 3.04%, 11/15/21	100,000	100,985
Series 2015-3,Cl. D, 3.27%, 3/15/22	295,000	297,264
Series 2016-1,Cl. D, 3.11%, 8/15/22	185,000	185,708
Series 2016-3,Cl. D, 2.94%, 1/17/23	115,000	113,974
Series 2016-4,Cl. D, 2.91%, 4/17/23	260,000	256,963
Series 2017-1,Cl. D, 3.43%, 7/17/23	230,000	230,479
CPS Auto Receivables Trust:
Series 2013-C,Cl. D, 6.59%, 8/15/19[1]	95,000	97,214
Series 2017-C,Cl. A, 1.78%, 9/15/20[1]	85,746	85,715
Series 2017-C,Cl. B, 2.30%, 7/15/21[1]	100,000	99,871
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	30,000	30,184
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	98,366	98,392
Drive Auto Receivables Trust:
Series 2015-BA,Cl. D, 3.84%, 7/15/21[1]	20,000	20,434
Series 2015-CA,Cl. D, 4.20%, 9/15/21[1]	60,000	61,620
Series 2016-BA,Cl. C, 3.19%, 7/15/22[1]	160,000	161,655
Series 2016-CA,Cl. C, 3.02%, 11/15/21[1]	140,000	141,773
Series 2016-CA,Cl. D, 4.18%, 3/15/24[1]	160,000	165,316
Series 2017-1,Cl. A1, 1.35%, 7/16/18	43,216	43,217
Series 2017-1,Cl. B, 2.36%, 3/15/21	155,000	155,305
Series 2017-2,Cl. A1, 1.35%, 8/15/18	145,515	145,516
Series 2017-2,Cl. B, 2.25%, 6/15/21	100,000	100,092
Series 2017-2,Cl. C, 2.75%, 9/15/23	110,000	109,888
Series 2017-AA,Cl. C, 2.98%, 1/18/22[1]	165,000	166,795
Series 2017-AA,Cl. D, 4.16%, 5/15/24[1]	210,000	213,698
Series 2017-BA,Cl. D, 3.72%, 10/17/22[1]	215,000	216,407
DT Auto Owner Trust:
Series 2014-2A,Cl. D, 3.68%, 4/15/21[1]	384,168	386,861
Series 2015-2A,Cl. D, 4.25%, 2/15/22[1]	40,000	40,733
Series 2016-1A,Cl. B, 2.79%, 5/15/20[1]	115,817	115,943
Series 2016-4A,Cl. E, 6.49%, 9/15/23[1]	75,000	77,468
Series 2017-1A,Cl. C, 2.70%, 11/15/22[1]	90,000	90,057
Series 2017-1A,Cl. D, 3.55%, 11/15/22[1]	125,000	125,120
Series 2017-1A,Cl. E, 5.79%, 2/15/24[1]	150,000	152,481
Series 2017-2A,Cl. B, 2.44%, 2/15/21[1]	135,000	135,289
Series 2017-2A,Cl. D, 3.89%, 1/15/23[1]	175,000	176,499
Series 2017-3A,Cl. B, 2.40%, 5/17/21[1]	170,000	169,910
Series 2017-3A,Cl. E, 5.60%, 8/15/24[1]	155,000	156,220
Exeter Automobile Receivables Trust:
Series 2013-2A,Cl. D, 6.81%, 8/17/20[1]	322,230	328,153
Series 2014-2A,Cl. C, 3.26%, 12/16/19[1]	138,148	138,983
Series 2017-3A,Cl. A, 2.05%, 12/15/21[1]	165,000	164,908
Flagship Credit Auto Trust:
Series 2013-2,Cl. D, 6.26%, 2/16/21[1]	60,000	60,848
Series 2014-1,Cl. D, 4.83%, 6/15/20[1]	20,000	20,384
Series 2014-2,Cl. A, 1.43%, 12/16/19[1]	3,560	3,560
Series 2015-3,Cl. D, 7.12%, 11/15/22[1]	245,000	256,730

	Principal Amount	Value
Auto Loan (Continued)
Flagship Credit Auto Trust: (Continued)
Series 2016-1,Cl. C, 6.22%, 6/15/22[1]	$345,000	$366,309
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21	120,000	119,531
GM Financial Consumer Automobile, Series 2017-1A, Cl. A1, 1.10%, 4/16/18[1]	52,939	52,940
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1,Cl. D, 4.537%
[LIBOR01M+330], 9/27/21[1,2]	75,000	75,131
Series 2017-1,Cl. C, 2.787%
[LIBOR01M+155], 6/27/22[1,2]	60,000	60,025
Series 2017-1,Cl. D, 3.537%
[LIBOR01M+230], 6/27/22[1,2]	70,000	70,029
Nissan Auto Lease Trust, Series 2017-A, Cl. A3, 1.91%, 4/15/20	230,000	230,334
Santander Drive Auto Receivables Trust:
Series 2013-4,Cl. E, 4.67%, 1/15/20[1]	360,000	361,119
Series 2013-A,Cl. E, 4.71%, 1/15/21[1]	270,000	273,757
Series 2016-2,Cl. D, 3.39%, 4/15/22	120,000	121,729
Series 2017-1,Cl. D, 3.17%, 4/17/23	160,000	160,648
Series 2017-1,Cl. E, 5.05%, 7/15/24[1]	180,000	184,046
Series 2017-2,Cl. D, 3.49%, 7/17/23	70,000	70,923
Series 2017-3,Cl. D, 3.20%, 11/15/23	400,000	398,379
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	160,000	160,048
Westlake Automobile Receivables Trust:
Series 2016-1A,Cl. E, 6.52%, 6/15/22[1]	195,000	201,960
Series 2017-2A,Cl. A1, 1.45%, 8/15/18[1]	192,929	192,937
Series 2017-2A,Cl. E, 4.63%, 7/15/24[3]	255,000	254,367

		10,966,730
Credit Card—4.3%
Cabela’s Credit Card Master Note Trust:
Series 2013-2A,Cl. A2, 1.884%
[LIBOR01M+65], 8/16/21[1,2]	100,000	100,456
Series 2016-1,Cl. A1, 1.78%, 6/15/22	320,000	319,541
Series 2016-1,Cl. A2, 2.084%
[LIBOR01M+85], 6/15/22[2]	560,000	565,244
Capital One Multi-Asset Execution Trust:
Series 2014-A4,Cl. A4, 1.594%
[LIBOR01M+36], 6/15/22[2]	55,000	55,236
Series 2016-A1,Cl. A1, 1.684%
[LIBOR01M+45], 2/15/22[2]	385,000	387,135
Series 2016-A3,Cl. A3, 1.34%, 4/15/22	485,000	481,560
Chase Issuance Trust, Series 2014-A5, Cl. A5, 1.604% [LIBOR01M+37], 4/15/21[2]	240,000	241,111
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	545,000	548,683
Discover Card Execution Note Trust:
Series 2012-A6,Cl. A6, 1.67%, 1/18/22	275,000	274,613
Series 2016-A1,Cl. A1, 1.64%, 7/15/21	615,000	614,907
Series 2016-A4,Cl. A4, 1.39%, 3/15/22	620,000	615,309
Evergreen Credit Card Trust, Series 2016-3, Cl.
A, 1.734% [LIBOR01M+50], 11/16/20[1,2]	455,000	456,921
World Financial Network Credit Card Master Trust:
Series 2012-D,Cl. A, 2.15%, 4/17/23	145,000	145,695
Series 2016-B,Cl. A, 1.44%, 6/15/22	360,000	359,335
Series 2017-A,Cl. A, 2.12%, 3/15/24	405,000	405,315
Series 2017-B,Cl. A, 1.98%, 6/15/23	315,000	315,171

		5,886,232
Equipment—0.2%
CCG Receivables Trust, Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	230,000	229,200
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	30,099	29,980

		259,180

1        OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Home Equity Loan—0.1%
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.467% [US0001M+23], 4/25/36[2]	$187,925	$188,277
Loans: Other—0.2%
Element Rail Leasing I LLC, Series 2014-1A, Cl.
A1, 2.299%, 4/19/44[1]	227,730	225,808

Total Asset-Backed Securities (Cost $17,503,887)		17,526,227
Mortgage-Backed Obligations—48.8%
Government Agency—35.1%
FHLMC/FNMA/FHLB/Sponsored—27.7%
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 12/1/34	4,018	4,408
5.50%, 9/1/39	306,983	339,190
6.00%, 5/1/18-10/1/29	411,698	465,950
6.50%, 4/1/18-4/1/34	115,809	128,545
7.00%, 10/1/31-10/1/37	107,985	120,846
9.00%, 8/1/22-5/1/25	7,107	7,625
Federal Home Loan Mortgage Corp. Non Gold
Pool, 10.50%, 10/1/20	518	524
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 205,Cl. IO, 56.243%, 9/1/29[4]	5,199	1,131
Series 206,Cl. IO, 0.00%, 12/15/29[4,5]	90,092	24,109
Series 243,Cl. 6, 0.00%, 12/15/32[4,5]	59,790	10,520
Federal Home Loan Mortgage Corp., Mtg.-
Linked Amortizing Global Debt Securities,
Series 2012-1, Cl. A10, 2.06%, 1/15/22	295,200	296,280
Federal Home Loan Mortgage Corp., Principal-
Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.108%, 6/1/26[6]	29,382	27,454
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 151,Cl. F, 9.00%, 5/15/21	1,846	1,967
Series 1674,Cl. Z, 6.75%, 2/15/24	8,385	9,124
Series 2034,Cl. Z, 6.50%, 2/15/28	1,593	1,767
Series 2042,Cl. N, 6.50%, 3/15/28	3,351	3,698
Series 2043,Cl. ZP, 6.50%, 4/15/28	192,540	212,775
Series 2046,Cl. G, 6.50%, 4/15/28	7,996	8,909
Series 2053,Cl. Z, 6.50%, 4/15/28	1,761	1,955
Series 2066,Cl. Z, 6.50%, 6/15/28	185,478	205,809
Series 2195,Cl. LH, 6.50%, 10/15/29	150,569	169,111
Series 2220,Cl. PD, 8.00%, 3/15/30	1,019	1,200
Series 2326,Cl. ZP, 6.50%, 6/15/31	45,764	50,758
Series 2461,Cl. PZ, 6.50%, 6/15/32	169,191	197,771
Series 2470,Cl. LF, 2.234%
[LIBOR01M+100], 2/15/32[2]	1,333	1,365
Series 2564,Cl. MP, 5.00%, 2/15/18	7,975	8,008
Series 2585,Cl. HJ, 4.50%, 3/15/18	4,021	4,034
Series 2635,Cl. AG, 3.50%, 5/15/32	25,925	26,667
Series 2707,Cl. QE, 4.50%, 11/15/18	4,265	4,305
Series 2770,Cl. TW, 4.50%, 3/15/19	2,850	2,881
Series 3010,Cl. WB, 4.50%, 7/15/20	9,296	9,500
Series 3025,Cl. SJ, 20.224% [(3.667) x
LIBOR01M+2,475], 8/15/35[2]	13,941	20,449
Series 3030,Cl. FL, 1.634%
[LIBOR01M+40], 9/15/35[2]	2,298	2,306
Series 3645,Cl. EH, 3.00%, 12/15/20	27,188	27,417
Series 3741,Cl. PA, 2.15%, 2/15/35	77,031	77,131
Series 3815,Cl. BD, 3.00%, 10/15/20	1,067	1,072
Series 3822,Cl. JA, 5.00%, 6/15/40	3,468	3,586
Series 3840,Cl. CA, 2.00%, 9/15/18	823	823
Series 3848,Cl. WL, 4.00%, 4/15/40	19,535	20,095
Series 3857,Cl. GL, 3.00%, 5/15/40	4,331	4,418
Series 4221,Cl. HJ, 1.50%, 7/15/23	77,339	76,808
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074,Cl. S, 99.999%, 7/17/28[4]	1,134	163
Series 2079,Cl. S, 99.999%, 7/17/28[4]	2,008	293

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2130,Cl. SC, 99.999%, 3/15/29[4]	$67,165	$13,967
Series 2526,Cl. SE, 69.29%, 6/15/294	2,460	463
Series 2796,Cl. SD, 99.999%, 7/15/26[4]	130,546	21,101
Series 2920,Cl. S, 31.111%, 1/15/35[4]	496,073	82,086
Series 2922,Cl. SE, 12.618%, 2/15/35[4]	60,833	10,559
Series 2981,Cl. AS, 8.131%, 5/15/35[4]	81,111	11,886
Series 3004,Cl. SB, 0.00%, 7/15/35[4,5]	23,218	2,606
Series 3397,Cl. GS, 0.00%, 12/15/37[4,5]	11,120	1,921
Series 3424,Cl. EI, 0.00%, 4/15/38[4,5]	10,287	1,015
Series 3450,Cl. BI, 17.254%, 5/15/38[4]	306,461	48,674
Series 3606,Cl. SN, 17.00%, 12/15/39[4]	82,445	13,469
Federal National Mortgage Assn.:
2.50%, 10/1/47[7]	2,300,000	2,315,363
3.00%, 10/1/32[7]	7,705,000	7,915,383
3.50%, 10/1/47[7]	11,965,000	12,330,960
4.00%, 10/1/47[7]	5,235,000	5,510,246
4.50%, 10/1/47[7]	2,475,000	2,656,081
5.00%, 10/1/47[7]	1,665,000	1,816,271
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21-7/1/22	3,690	3,793
5.50%, 2/1/35-5/1/36	124,574	139,740
6.50%, 10/1/19-1/1/34	8,046	9,219
7.00%, 1/1/30-12/1/32	17,138	19,900
7.50%, 1/1/33	3,631	4,295
8.50%, 7/1/32	9,493	10,240
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221,Cl. 2, 99.999%, 5/25/23[4]	1,644	247
Series 222,Cl. 2, 99.999%, 6/25/23[4]	180,108	24,155
Series 252,Cl. 2, 0.00%, 11/25/23[4,5]	168,913	25,843
Series 294,Cl. 2, 99.999%, 2/25/28[4]	22,613	5,386
Series 301,Cl. 2, 12.226%, 4/25/29[4]	1,876	429
Series 303,Cl. IO, 45.65%, 11/25/29[4]	40,423	10,042
Series 320,Cl. 2, 45.144%, 4/25/32[4]	157,886	39,635
Series 321,Cl. 2, 0.00%, 4/25/32[4,5]	389,373	93,008
Series 324,Cl. 2, 0.00%, 7/25/32[4,5]	4,031	924
Series 331,Cl. 5, 0.00%, 2/25/33[4,5]	5,698	1,075
Series 331,Cl. 9, 26.399%, 2/25/33[4]	129,837	27,041
Series 334,Cl. 12, 0.00%, 3/25/33[4,5]	9,316	2,056
Series 334,Cl. 17, 26.22%, 2/25/33[4]	80,579	16,053
Series 339,Cl. 12, 0.00%, 6/25/33[4,5]	129,530	30,513
Series 339,Cl. 7, 0.00%, 11/25/33[4,5]	275,241	60,428
Series 343,Cl. 13, 0.00%, 9/25/33[4,5]	139,854	31,196
Series 343,Cl. 18, 0.00%, 5/25/34[4,5]	33,587	6,856
Series 345,Cl. 9, 0.00%, 1/25/34[4,5]	98,246	19,688
Series 351,Cl. 10, 0.00%, 4/25/34[4,5]	42,970	9,748
Series 351,Cl. 8, 0.00%, 4/25/34[4,5]	74,496	14,983
Series 356,Cl. 10, 0.00%, 6/25/35[4,5]	53,082	11,095
Series 356,Cl. 12, 0.00%, 2/25/35[4,5]	26,027	5,753
Series 362,Cl. 13, 0.00%, 8/25/35[4,5]	103,164	23,815
Series 364,Cl. 15, 0.00%, 9/25/35[4,5]	5,384	1,112
Series 364,Cl. 16, 0.00%, 9/25/35[4,5]	112,817	25,574
Series 365,Cl. 16, 0.00%, 3/25/36[4,5]	147,139	30,082
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-
Through Certificates:
Series 1993-87,Cl. Z, 6.50%, 6/25/23	125,972	135,739
Series 1998-58,Cl. PC, 6.50%, 10/25/28	105,503	117,944
Series 1998-61,Cl. PL, 6.00%, 11/25/28	53,866	59,996
Series 1999-54,Cl. LH, 6.50%, 11/25/29	84,692	94,674
Series 2001-51,Cl. OD, 6.50%, 10/25/31	6,050	6,584
Series 2001-74,Cl. QE, 6.00%, 12/25/31	127,524	143,424
Series 2003-100,Cl. PA, 5.00%,
10/25/18	28,476	28,709
Series 2003-28,Cl. KG, 5.50%, 4/25/23	377,066	399,173
Series 2003-84,Cl. GE, 4.50%, 9/25/18	1,407	1,418
Series 2004-25,Cl. PC, 5.50%, 1/25/34	2,027	2,065

2        OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-
Through Certificates: (Continued)
Series 2005-73,Cl. DF, 1.487%
[LIBOR01M+25], 8/25/35[2]	$4,701	$4,721
Series 2006-11,Cl. PS, 20.03% [(3.667)
x LIBOR01M+2,456.67], 3/25/36[2]	74,943	114,949
Series 2006-46,Cl. SW, 19.663%
[(3.667) x LIBOR01M+2,419.92], 6/25/36[2]	51,572	75,227
Series 2006-50,Cl. KS, 19.664%
[(3.667) x LIBOR01M+2,420], 6/25/36[2]	69,447	98,194
Series 2008-75,Cl. DB, 4.50%, 9/25/23	11,384	11,490
Series 2009-113,Cl. DB, 3.00%,
12/25/20	37,118	37,340
Series 2009-36,Cl. FA, 2.177%
[LIBOR01M+94], 6/25/37[2]	38,780	39,632
Series 2009-70,Cl. TL, 4.00%, 8/25/19	12,188	12,244
Series 2010-43,Cl. KG, 3.00%, 1/25/21	14,457	14,572
Series 2011-3,Cl. EL, 3.00%, 5/25/20	62,828	63,128
Series 2011-38,Cl. AH, 2.75%, 5/25/20	909	911
Series 2011-82,Cl. AD, 4.00%, 8/25/26	29,598	29,975
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-
Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61,Cl. SH, 20.203%,
11/18/31[4]	5,181	1,014
Series 2001-63,Cl. SD, 51.101%,
12/18/31[4]	1,721	328
Series 2001-65,Cl. S, 21.844%,
11/25/31[4]	129,995	25,142
Series 2001-68,Cl. SC, 27.925%,
11/25/31[4]	1,216	231
Series 2001-81,Cl. S, 23.272%, 1/25/32[4]	36,487	7,145
Series 2002-28,Cl. SA, 23.82%,
4/25/32[4]	1,134	216
Series 2002-38,Cl. SO, 40.241%,
4/25/32[4]	3,505	662
Series 2002-39,Cl. SD, 56.07%,
3/18/32[4]	2,318	474
Series 2002-47,Cl. NS, 23.666%,
4/25/32[4]	112,811	23,972
Series 2002-48,Cl. S, 26.658%, 7/25/32[4]	1,849	372
Series 2002-51,Cl. S, 23.612%, 8/25/32[4]	103,561	21,010
Series 2002-52,Cl. SD, 42.343%,
9/25/32[4]	163,118	33,822
Series 2002-52,Cl. SL, 24.158%,
9/25/32[4]	1,172	231
Series 2002-53,Cl. SK, 41.367%,
4/25/32[4]	8,075	1,689
Series 2002-56,Cl. SN, 26.896%,
7/25/32[4]	2,521	507
Series 2002-60,Cl. SM, 17.693%,
8/25/32[4]	16,044	2,799
Series 2002-7,Cl. SK, 19.229%,
1/25/32[4]	7,343	1,379
Series 2002-77,Cl. BS, 23.356%,
12/18/32[4]	10,636	2,283
Series 2002-77,Cl. IS, 53.163%,
12/18/32[4]	5,971	1,346
Series 2002-77,Cl. SH, 36.009%,
12/18/32[4]	52,809	10,926
Series 2002-84,Cl. SA, 23.24%,
12/25/32[4]	124,506	24,974
Series 2002-9,Cl. MS, 21.765%,
3/25/32[4]	1,921	375
Series 2002-90,Cl. SN, 17.965%,
8/25/32[4]	8,254	1,440
Series 2002-90,Cl. SY, 21.893%,
9/25/32[4]	6,231	1,104

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-
Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2003-26,Cl. DI, 52.935%, 4/25/33[4]	$5,636	$1,317
Series 2003-33,Cl. SP, 23.849%, 5/25/33[4]	125,830	29,359
Series 2003-4,Cl. S, 19.24%, 2/25/33[4]	78,225	17,751
Series 2004-54,Cl. DS, 99.999%, 11/25/30[4]	111,911	20,304
Series 2005-12,Cl. SC, 25.722%, 3/25/35[4]	28,550	4,417
Series 2005-14,Cl. SE, 34.442%, 3/25/35[4]	86,915	13,095
Series 2005-40,Cl. SA, 99.999%, 5/25/35[4]	255,760	38,194
Series 2005-40,Cl. SB, 45.786%, 5/25/35[4]	11,577	1,560
Series 2005-52,Cl. JH, 28.933%, 5/25/35[4]	67,229	10,508
Series 2005-93,Cl. SI, 9.079%, 10/25/35[4]	180,609	27,473
Series 2008-55,Cl. SA, 0.00%, 7/25/38[4,5]	9,691	1,034
Series 2009-8,Cl. BS, 99.999%, 2/25/24[4]	3,376	156
Series 2011-96,Cl. SA, 11.017%, 10/25/41[4]	65,501	11,408
Series 2012-134,Cl. SA, 7.562%, 12/25/42[4]	162,688	33,637
Series 2012-40,Cl. PI, 7.077%, 4/25/41[4]	122,460	18,423

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-
Through Certificates, Principal-Only Stripped
Mtg.-Backed Security, Series 1993-184, Cl. M, 5.195%, 9/25/23[6]	57,295	53,548

		37,976,456

GNMA/Guaranteed—7.4%

Government National Mortgage Assn. I Pool: 7.00%, 12/15/23-3/15/26	5,600	5,923

Government National Mortgage Assn. II Pool:
3.50%, 10/1/47[7]	4,070,000	4,230,256
4.00%, 10/1/47[7]	5,490,000	5,781,013
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15,Cl. SM, 99.999%, 2/16/32[4]	180,998	23,748
Series 2007-17,Cl. AI, 59.591%, 4/16/37[4]	65,011	11,740
Series 2011-52,Cl. HS, 28.813%, 4/16/41[4]	427,983	64,453

		10,117,133
Non-Agency—13.7%
Commercial—7.2%
Asset Securitization Corp., Interest-Only
Stripped Mtg.-Backed Security, Series 1997-D4,
Cl. PS1, 99.999%, 4/14/29[4]	1,153,836	661
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.69% [H15T1Y+210], 9/26/35[1,2]	74,482	74,988
Capital Lease Funding Securitization LP,
Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[3,4,5,8]	255,757	6,554
CD Commercial Mortgage Trust:
Series 2016-CD2,Cl. AM, 3.668%, 11/10/49	150,000	154,670
Series 2017-CD3,Cl. AS, 3.833%, 2/10/50	140,000	146,419
Chase Mortgage Finance Trust, Series 2005- A2, Cl. 1A3, 3.313%, 1/25/36[9]	106,903	103,520

3        OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

COMM Mortgage Trust:
Series 2013-CR6,Cl. AM, 3.147%, 3/10/46[1]	$245,000	$246,950
Series 2013-CR7,Cl. D, 4.427%, 3/10/46[1]	390,000	310,283
Series 2014-CR21,Cl. AM, 3.987%, 12/10/47	715,000	749,882
Series 2014-LC15,Cl. AM, 4.198%, 4/10/47	170,000	180,122
Series 2014-UBS6,Cl. AM, 4.048%, 12/10/47	475,000	497,757
Series 2015-CR23,Cl. AM, 3.801%, 5/10/48	280,000	289,325

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 27.132%, 12/10/45[4]	2,412,120	139,435

CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6%, 7/25/36	170,479	150,053

Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	140,000	142,047

First Horizon Alternative Mortgage Securities
Trust, Series 2005-FA8, Cl. 1A6, 1.887%
[US0001M+65], 11/25/35[2]	137,121	99,181
FREMF Mortgage Trust:
Series 2011-K702,Cl. B, 4.93%, 4/25/44[1]	55,000	55,542
Series 2013-K25,Cl. C, 3.744%, 11/25/45[1]	90,000	89,622
Series 2013-K26,Cl. C, 3.722%, 12/25/45[1]	60,000	59,804
Series 2013-K27,Cl. C, 3.615%, 1/25/46[1]	95,000	94,172
Series 2013-K28,Cl. C, 3.61%, 6/25/46[1]	285,000	282,298
Series 2013-K712,Cl. C, 3.481%, 5/25/45[1]	75,000	75,695
Series 2013-K713,Cl. C, 3.274%, 4/25/46[1]	115,000	115,489
Series 2014-K715,Cl. C, 4.266%, 2/25/46[1]	50,000	50,959
GS Mortgage Securities Trust, Series 2013- GC16, Cl. AS, 4.649%, 11/10/46	45,000	48,897
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,9]	276,426	266,738
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10,Cl. AS, 3.372%, 12/15/47	315,000	320,376
Series 2013-C16,Cl. AS, 4.517%, 12/15/46	300,000	322,759
Series 2013-LC11,Cl. AS, 3.216%, 4/15/46	40,000	40,387
Series 2014-C20,Cl. AS, 4.043%, 7/15/47	220,000	230,368
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.52%, 7/25/35[9]	81,556	83,832
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.386%, 7/26/36[1,9]	252,489	241,673
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24,Cl. B, 4.116%, 11/15/47	245,000	251,285
Series 2014-C25,Cl. AS, 4.065%, 11/15/47	490,000	513,001
Series 2014-C26,Cl. AS, 3.80%, 1/15/48	255,000	262,780
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Cl. AS, 3.385%, 12/15/49	230,000	230,021

LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[4,5]	91,036	5

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,8,9]	36,428	28,597

	Principal Amount	Value
Commercial (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	$225,000	$229,907
Series 2014-C19,Cl. AS, 3.832%, 12/15/47	595,000	616,257
Series 2016-C30,Cl. AS, 3.175%, 9/15/49	375,000	368,579
Morgan Stanley Re-Remic Trust, Series 2012- R3, Cl. 1B, 2.754%, 11/26/36[1,9]	442,336	405,619

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.078%, 6/26/46[1,9]	138,588	139,063

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.215%, 7/26/45[1,9]	16,615	17,030
Wells Fargo Commercial Mortgage Trust:
Series 2015-C29,Cl. AS, 4.013%, 6/15/48	240,000	251,658
Series 2016-C37,Cl. AS, 4.018%, 12/15/49	355,000	373,870
WF-RBS Commercial Mortgage Trust:
Series 2012-C7,Cl. E, 4.981%, 6/15/45[1]	120,000	100,890
Series 2013-C14,Cl. AS, 3.488%, 6/15/46	150,000	154,301
Series 2014-C20,Cl. AS, 4.176%, 5/15/47	130,000	136,934
Series 2014-LC14,Cl. AS, 4.351%, 3/15/47	145,000	154,696

		9,904,951
Residential—6.5%
Banc of America Funding Trust:
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	92,786	86,801
Series 2007-C,Cl. 1A4, 3.204%, 5/20/36	44,254	41,704
Series 2014-R7,Cl. 3A1, 3.177%, 3/26/36[1]	146,015	146,194
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	66,279	63,788
Bear Stearns ARM Trust:
Series 2005-2,Cl. A1, 3.26%
[H15T1Y+245], 3/25/35[2]	133,186	134,802
Series 2005-9,Cl. A1, 3.52%
[H15T1Y+230], 10/25/35[2]	141,800	143,691
Series 2006-1,Cl. A1, 2.91%
[H15T1Y+225], 2/25/36[2]	179,190	179,893
CHL Mortgage Pass-Through Trust:
Series 2005-17,Cl. 1A8, 5.50%, 9/25/35	13,748	13,729
Series 2005-26,Cl. 1A8, 5.50%, 11/25/35	86,823	79,721
Series 2005-J4,Cl. A7, 5.50%, 11/25/35	11,398	11,452
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 3.21% [H15T1Y+240], 10/25/35[2]	429,350	431,757
Connecticut Avenue Securities:
Series 2014-C02,Cl. 1M1, 2.187%
[US0001M+95], 5/25/24[2]	139,861	140,408
Series 2014-C02,Cl. 2M1, 2.187%
[US0001M+95], 5/25/24[2]	21,878	21,896
Series 2014-C03,Cl. 1M1, 2.437%
[US0001M+120], 7/25/24[2]	65,300	65,375
Series 2014-C03,Cl. 1M2, 4.237%
[US0001M+300], 7/25/24[2]	310,000	326,624
Series 2014-C03,Cl. 2M1, 2.437%
[US0001M+120], 7/25/24[2]	4,901	4,903
Series 2015-C04,Cl. 1M1, 2.837%
[US0001M+160], 4/25/28[2]	11,121	11,125
Series 2016-C03,Cl. 1M1, 3.237%
[US0001M+200], 10/25/28[2]	25,583	26,021
Series 2016-C07,Cl. 2M1, 2.537%
[US0001M+130], 5/25/29[2]	199,959	200,961
Series 2016-C07,Cl. 2M2, 5.587%
[US0001M+435], 5/25/29[2]	130,000	141,500

4        OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount	Value
Residential (Continued)
Connecticut Avenue Securities: (Continued)
Series 2017-C02,Cl. 2M1, 2.387% [US0001M+115], 9/25/29[2]	$308,114	$310,358
Series 2017-C02,Cl. 2M2, 4.887% [US0001M+365], 9/25/29[2]	280,000	296,570
Series 2017-C03,Cl. 1M1, 2.187% [US0001M+95], 10/25/29[2]	135,364	136,047
Series 2017-C04,Cl. 2M2, 4.087% [US0001M+285], 11/25/29[2]	180,000	182,671
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.536%, 7/25/35[9]	80,078	80,677
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.547% [US0001M+31], 7/25/35[2]	35,004	35,033
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Cl. A3, 1.337% [US0001M+10], 8/25/36[2]	47,798	24,882
RALI Trust:
Series 2006-QS13,Cl. 1A8, 6.00%, 9/25/36	740	662
Series 2007-QS6,Cl. A28, 5.75%, 4/25/37	9,404	8,877
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2,Cl. M2, 5.487% [US0001M+425], 11/25/23[2]	285,000	313,724
Series 2014-DN1,Cl. M3, 5.737% [US0001M+450], 2/25/24[2]	210,000	241,467
Series 2014-DN2,Cl. M3, 4.837% [US0001M+360], 4/25/24[2]	65,000	71,102
Series 2014-HQ2,Cl. M3, 4.987% [US0001M+375], 9/25/24[2]	335,000	375,893
Series 2015-HQA2,Cl. M2, 4.037% [US0001M+280], 5/25/28[2]	73,142	75,565
Series 2016-DNA1,Cl. M2, 4.137% [US0001M+290], 7/25/28[2]	100,000	103,357
Series 2016-DNA2,Cl. M1, 2.487% [US0001M+125], 10/25/28[2]	153,118	153,262
Series 2016-DNA3,Cl. M1, 2.337% [US0001M+110], 12/25/28[2]	154,215	154,596
Series 2016-DNA4,Cl. M1, 2.037% [US0001M+80], 3/25/29[2]	126,045	126,143
Series 2016-DNA4,Cl. M3, 5.037% [US0001M+380], 3/25/29[2]	325,000	351,657
Series 2016-HQA2,Cl. M1, 2.437% [US0001M+120], 11/25/28[2]	88,400	88,505
Series 2016-HQA3,Cl. M1, 2.037% [US0001M+80], 3/25/29[2]	513,498	514,563
Series 2016-HQA3,Cl. M3, 5.087% [US0001M+385], 3/25/29[2]	310,000	336,732
Series 2016-HQA4,Cl. M1, 2.037% [US0001M+80], 4/25/29[2]	326,516	326,701
Series 2016-HQA4,Cl. M3, 5.137% [US0001M+390], 4/25/29[2]	320,000	347,591
Series 2017-DNA2,Cl. M2, 4.687% [US0001M+345], 10/25/29[2]	110,000	116,460
Series 2017-HQA1,Cl. M1, 2.437% [US0001M+120], 8/25/29[2]	248,479	250,569
Series 2017-HQA1,Cl. M2, 4.787% [US0001M+355], 8/25/29[2]	290,000	304,875
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10,Cl. A7, 3.015%, 10/25/33	90,464	92,948
Series 2005-AR14,Cl. 1A4, 2.913%, 12/25/35	178,558	174,860
Series 2005-AR16,Cl. 1A1, 2.912%, 12/25/35	77,870	76,115
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15,Cl. 1A2, 3.561%, 9/25/35	89,922	87,338

	Principal Amount	Value
Residential (Continued)
Wells Fargo Mortgage-Backed Securities Trust: (Continued)
Series 2005-AR15,Cl. 1A6, 3.561%, 9/25/35	$34,863	$33,616
Series 2005-AR4,Cl. 2A2, 3.335%, 4/25/35	203,705	204,888
Series 2006-AR10,Cl. 1A1, 3.304%, 7/25/36	60,781	59,305
Series 2006-AR10,Cl. 5A5, 3.386%, 7/25/36	161,886	163,279
Series 2006-AR2,Cl. 2A3, 3.177%, 3/25/36	74,274	74,943
Series 2006-AR7,Cl. 2A4, 3.332%, 5/25/36	5,519	5,331
Series 2006-AR8,Cl. 2A1, 3.41%, 4/25/36	186,742	189,036
Series 2006-AR8,Cl. 2A4, 3.41%, 4/25/36	81,741	82,745
Series 2007-16,Cl. 1A1, 6.00%, 12/28/37	61,745	64,681

		8,909,969

Total Mortgage-Backed Obligations (Cost $67,779,648)		66,908,509

U.S. Government Obligation—1.0%
United States Treasury Nts., 1.50%, 5/31/19[10,11] (Cost $1,441,181)	1,438,000	1,439,432

Corporate Bonds and Notes—45.7%
Consumer Discretionary—7.7%
Auto Components—0.2%
Lear Corp., 3.80% Sr. Unsec. Nts., 9/15/27	204,000	203,554

Automobiles—1.9%
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/20[1]	285,000	285,395
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	172,000	257,662
Ford Motor Credit Co. LLC:
2.425% Sr. Unsec. Nts., 6/12/20	221,000	221,126
3.664% Sr. Unsec. Nts., 9/8/24	409,000	410,868
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	148,000	169,633
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 6/30/22	301,000	303,639
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	93,000	98,592
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[1]	347,000	342,007
Nissan Motor Acceptance Corp., 2.15% Sr. Unsec. Nts., 9/28/20[1]	217,000	217,300
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/251	259,000	274,216

		2,580,438
Diversified Consumer Services—0.2%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	259,000	276,159
Hotels, Restaurants & Leisure—0.2%
Aramark Services, Inc., 5% Sr. Unsec. Nts., 4/1/25[1]	163,000	174,817
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	148,000	150,935

		325,752
Household Durables—1.1%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	334,000	350,282
Newell Brands, Inc.: 5.00% Sr. Unsec. Nts., 11/15/23	346,000	369,013
5.50% Sr. Unsec. Nts., 4/1/46	98,000	116,118

5        OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
PulteGroup, Inc., 5% Sr. Unsec. Nts., 1/15/27	$251,000	$261,981
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	257,000	269,529
4.875% Sr. Unsec. Nts., 3/15/27	75,000	77,633
Whirlpool Corp., 1.65% Sr. Unsec. Nts., 11/1/17	85,000	85,005

		1,529,561
Internet & Catalog Retail—0.5%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	100,000	115,869
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	565,000	573,781

		689,650
Leisure Equipment & Products—0.3%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	371,000	370,489
Media—1.5%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	132,000	141,197
Charter Communications Operating LLC/ Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47[1]	200,000	207,720
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	306,000	406,922
Historic TW, Inc., 9.15% Debs., 2/1/23	96,000	123,870
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	113,000	118,835
Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[1]	162,000	166,414
6.10% Sr. Unsec. Nts., 2/15/18[1]	116,000	117,901
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	236,000	224,367
Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	70,000	67,053
3.45% Sr. Unsec. Nts., 10/4/26	84,000	80,841
4.375% Sr. Unsec. Nts., 3/15/43	245,000	211,712
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	227,000	237,215

		2,104,047
Multiline Retail—0.2%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	307,000	325,297
Specialty Retail—1.0%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	64,000	63,668
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	212,000	230,234
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	322,000	345,313
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	355,000	360,761
Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	170,000	175,100
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	175,000	173,469

		1,348,545

Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[1]	325,000	339,219
Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	239,000	253,041
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	154,000	157,850

		750,110

	Principal Amount	Value
Consumer Staples—3.7%
Beverages—1.1%
Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	$408,000	$409,154
3.65% Sr. Unsec. Nts., 2/1/26	85,000	88,054
4.90% Sr. Unsec. Nts., 2/1/46	74,000	84,555
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	230,000	365,539
Molson Coors Brewing Co.:
2.10% Sr. Unsec. Nts., 7/15/21	309,000	304,880
4.20% Sr. Unsec. Nts., 7/15/46	48,000	47,988
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	252,000	270,952

		1,571,122
Food & Staples Retailing—0.1%
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	15,000	15,030
6.90% Sr. Unsec. Nts., 4/15/38	79,000	98,918

		113,948
Food Products—1.6%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	216,000	208,447
8.50% Sr. Unsec. Nts., 6/15/19	305,000	336,976
Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25	198,000	204,193
4.375% Sr. Unsec. Nts., 6/1/46	214,000	210,564
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[1]	184,000	193,660
Mondelez International Holdings Netherlands BV, 1.625% Sr. Unsec. Nts., 10/28/19[1]	353,000	350,430
Smithfield Foods, Inc., 2.70% Sr. Unsec. Nts., 1/31/20[1]	338,000	339,369
TreeHouse Foods, Inc., 6% Sr. Unsec. Nts., 2/15/24[1]	211,000	226,561
Tyson Foods, Inc., 3.55% Sr. Unsec. Nts., 6/2/27	167,000	169,183

		2,239,383
Household Products—0.2%
Reckitt Benckiser Treasury Services plc, 2.375% Sr. Unsec. Nts., 6/24/221	304,000	303,355

Tobacco—0.7%
Altria Group, Inc., 4% Sr. Unsec. Nts., 1/31/24	231,000	245,490
BAT Capital Corp., 3.557% Sr. Unsec. Nts., 8/15/27[1]	169,000	169,858
Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	357,000	357,208
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	115,000	141,124

		913,680

Energy—3.9%
Energy Equipment & Services—0.6%
Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	74,000	81,433
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	194,000	205,395
Schlumberger Holdings Corp.: 1.90% Sr. Unsec. Nts., 12/21/171	334,000	334,324
4.00% Sr. Unsec. Nts., 12/21/25[1]	194,000	203,600

		824,752

Oil, Gas & Consumable Fuels—3.3%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	64,000	61,109
6.20% Sr. Unsec. Nts., 3/15/40	64,000	74,565
Andeavor, 5.125% Sr. Unsec. Nts., 12/15/26[1]	311,000	341,758

6        OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	$257,000	$276,275
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	96,000	96,834
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	156,000	166,219
BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	328,000	327,965
Buckeye Partners LP, 3.95% Sr. Unsec. Nts., 12/1/26	85,000	83,981
Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	352,000	351,524
Columbia Pipeline Group, Inc.:
3.30% Sr. Unsec. Nts., 6/1/20	302,000	309,251
4.50% Sr. Unsec. Nts., 6/1/25	162,000	173,284
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	42,000	47,407
5.95% Sr. Unsec. Nts., 3/15/46	78,000	100,589
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	95,000	96,472
Energy Transfer LP, 5.30% Sr. Unsec. Nts., 4/15/47	94,000	94,511
EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	87,000	91,161
Enterprise Products Operating LLC: 4.85% Sr. Unsec. Nts., 8/15/42	79,000	86,424
4.90% Sr. Unsec. Nts., 5/15/46	17,000	18,635
EQT Corp., 6.50% Sr. Unsec. Nts., 4/1/18	162,000	165,447
Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	266,000	287,791
Marathon Oil Corp., 4.40% Sr. Unsec. Nts., 7/15/27	175,000	178,988
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	92,000	95,254
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	135,000	144,550
Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	164,000	163,861
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28	176,000	177,700
Shell International Finance BV, 4% Sr. Unsec. Nts., 5/10/46	115,000	116,534
Sunoco Logistics Partners Operations LP, 4% Sr. Unsec. Nts., 10/1/27	190,000	189,590
Williams Partners LP, 3.75% Sr. Unsec. Nts., 6/15/27	139,000	139,019
		4,456,698

Financials—12.5%
Capital Markets—2.8%
Apollo Management Holdings LP,4% Sr.Unsec. Nts., 5/30/24[1]	201,000	205,509
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[1,7]	142,000	140,247
Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	332,000	341,683
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	189,000	196,379
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	130,000	139,701
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[2,12]	358,000	382,165
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	202,000	202,744
3.75% Sr. Unsec. Nts., 2/25/26	194,000	198,876
Morgan Stanley:
4.375% Sr. Unsec. Nts., 1/22/47	248,000	264,520
5.00% Sub. Nts., 11/24/25	312,000	342,397

	Principal Amount	Value
Capital Markets (Continued)
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	$328,000	$346,040
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts., 5/8/32[2]	145,000	145,167
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	202,000	202,610
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	226,000	227,585
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	206,000	208,259
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[1]	128,000	134,528
4.253% Sr. Unsec. Nts., 3/23/28[1]	135,000	141,833

		3,820,243

Commercial Banks—6.4%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts., 3/27/28[2]	411,000	424,580
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Unsec. Nts., 5/19/22	335,000	335,543
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	269,000	263,826
3.824% [US0003M+157.5] Sr. Unsec. Nts., 1/20/28[2]	185,000	190,128
7.75% Jr. Sub. Nts., 5/14/38	232,000	341,727
Barclays plc, 4.375% Sr. Unsec. Nts., 1/12/26	326,000	340,811
BNP Paribas SA, 4.625% Sub. Nts., 3/13/27[1]	234,000	248,094
BPCE SA, 4.50% Sub. Nts., 3/15/25[1]	234,000	243,186
Citigroup, Inc., 4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[2]	334,000	349,867
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	192,000	192,922
2.65% Sr. Unsec. Nts., 5/26/22	81,000	81,083
Commonwealth Bank of Australia, 3.15% Sr. Unsec. Nts., 9/19/27[1]	278,000	275,691
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	345,000	343,637
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[1]	395,000	411,197
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	206,000	211,929
First Republic Bank, 4.375% Sub. Nts., 8/1/46	139,000	138,624
Glencore Funding LLC, 4% Sr. Unsec. Nts., 4/16/25[1]	193,000	196,280
HSBC Holdings plc, 4.041%
[US0003M+154.6] Sr. Unsec. Nts., 3/13/28[2]	156,000	163,035
Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	218,000	223,643
Intesa Sanpaolo SpA, 3.875% Sr. Unsec. Nts., 7/14/27[1]	279,000	280,571
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[2]	271,000	273,682
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[2]	538,000	552,717
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[1,2,12]	334,000	383,265
Manufacturers & Traders Trust Co., 2.50% Sr. Unsec. Nts., 5/18/22	291,000	292,116
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	301,000	301,947
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	287,000	288,268

7        OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	$228,000	$227,796
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec. Nts., 5/15/23[2]	238,000	239,709
Standard Chartered plc, 2.821% [US0003M+151] Jr. Sub. Perpetual Bonds[1,2,12]	100,000	85,750
SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	151,000	149,457
US Bancorp:
3.10% Sub. Nts., 4/27/26	204,000	203,192
3.15% Sr. Unsec. Nts., 4/27/27	82,000	82,546
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[2]	272,000	275,727
4.75% Sub. Nts., 12/7/46	194,000	213,381

		8,825,927

Consumer Finance—0.8%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	137,000	136,956
American Express Credit Corp., 3.30% Sr. Unsec. Nts., 5/3/27	205,000	207,101
Capital One Financial Corp., 3.75% Sr. Unsec. Nts., 3/9/27	135,000	136,694
Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	137,000	137,707
4.10% Sr. Unsec. Nts., 2/9/27	134,000	136,359
Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[1]	246,000	260,658

		1,015,475

Diversified Financial Services—0.6%
Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	102,000	102,280
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	134,000	136,645
Precision Castparts Corp., 2.50% Sr. Unsec. Nts., 1/15/23	204,000	204,577
Voya Financial, Inc., 5.65% [US0003M+358] Jr. Sub. Nts., 5/15/53[2]	345,000	367,252

		810,754

Insurance—1.3%
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	206,000	216,821
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27[1]	87,000	85,559
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	291,000	289,183
Manulife Financial Corp., 4.061% [USSW5+164.7] Sub. Nts., 2/24/32[2]	202,000	204,807
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	137,000	146,849
MetLife, Inc., 5.25% [US0003M+357.5] Jr. Sub. Perpetual Bonds[2,12]	258,000	266,633
Nuveen Finance LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	257,000	270,903
Prudential Financial, Inc., 5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[2]	253,000	269,287

		1,750,042

Real Estate Investment Trusts (REITs)—0.6%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	149,000	160,700
5.90% Sr. Unsec. Nts., 11/1/21	200,000	224,540
Crown Castle International Corp., 3.65% Sr. Unsec. Nts., 9/1/27	170,000	170,182
HCP, Inc., 2.625% Sr. Unsec. Nts., 2/1/20	105,000	105,881

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
VEREIT Operating Partnership LP, 3% Sr. Unsec. Nts., 2/6/19	$126,000	$127,158
Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	75,000	75,195

		863,656

Health Care—3.9%
Biotechnology—1.0%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	202,000	209,694
4.70% Sr. Unsec. Nts., 5/14/45	62,000	67,816
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	77,000	89,995
Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	195,000	206,015
5.00% Sr. Unsec. Nts., 8/15/45	39,000	44,236
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	135,000	152,111
Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	354,000	353,428
3.20% Sr. Unsec. Nts., 9/23/26	276,000	272,499

		1,395,794

Health Care Equipment & Supplies—1.2%
Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	349,000	351,979
3.75% Sr. Unsec. Nts., 11/30/26	292,000	300,066
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20	213,000	213,847
3.70% Sr. Unsec. Nts., 6/6/27	252,000	254,479
Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	260,000	270,296
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	154,000	175,605

		1,566,272

Health Care Providers & Services—1.0%
Aetna, Inc., 2.80% Sr. Unsec. Nts., 6/15/23	256,000	257,614
Cardinal Health, Inc., 3.41% Sr. Unsec. Nts., 6/15/27	177,000	177,885
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	431,000	484,726
Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	204,000	208,327
UnitedHealth Group, Inc., 2.75% Sr. Unsec. Nts., 2/15/23	270,000	273,077

		1,401,629

Life Sciences Tools & Services—0.5%
Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[1]	319,000	338,938
Thermo Fisher Scientific, Inc.: 3.20% Sr. Unsec. Nts., 8/15/27	168,000	165,658
4.15% Sr. Unsec. Nts., 2/1/24	121,000	129,284

		633,880

Pharmaceuticals—0.2%
Allergan Funding SCS, 3.80% Sr. Unsec. Nts., 3/15/25	238,000	247,470
Zoetis, Inc., 3% Sr. Unsec. Nts., 9/12/27	83,000	81,874

		329,344

Industrials—3.1%
Aerospace & Defense—0.6%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	258,000	267,973
Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	124,000	126,691
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	185,000	206,299

8        OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount	Value
Aerospace & Defense (Continued)
Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	$83,000	$83,932
3.875% Sr. Unsec. Nts., 3/1/25	111,000	115,279
United Technologies Corp., 1.778% Jr.
Sub. Nts., 5/4/18[9]	60,000	60,038

		860,212
Air Freight & Couriers—0.0%
FedEx Corp., 4.40% Sr. Unsec. Nts., 1/15/47	65,000	67,808
Building Products—0.4%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27[7]	246,000	244,854

Johnson Controls International plc, 1.40% Sr. Unsec. Nts., 11/2/17	66,000	65,929
Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	234,000	231,087

		541,870
Commercial Services & Supplies—0.5%
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	277,000	268,135

Republic Services, Inc., 3.80% Sr. Unsec. Nts., 5/15/18	294,000	297,737

Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	72,000	76,340

		642,212
Electrical Equipment—0.2%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	334,000	352,370

Industrial Conglomerates—0.2%
Roper Technologies, Inc.:
3.80% Sr. Unsec. Nts., 12/15/26	43,000	44,328
3.85% Sr. Unsec. Nts., 12/15/25	170,000	176,036

		220,364
Machinery—0.4%
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19	360,000	359,781
Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26	144,000	141,818

		501,599
Road & Rail—0.3%
Canadian Pacific Railway Co., 4.80% Sr.
Unsec. Nts., 9/15/35	68,000	76,980
Norfolk Southern Corp., 4.65% Sr.
Unsec. Nts., 1/15/46	100,000	111,066
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[1]	276,000	273,053

		461,099
Trading Companies & Distributors—0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65% Sr. Unsec. Nts., 7/21/27	351,000	350,257

Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	148,000	147,787
3.625% Sr. Unsec. Nts., 4/1/27	143,000	143,321

		641,365
Information Technology—3.0%
Electronic Equipment, Instruments, & Components—0.4%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	250,000	249,878

CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	54,000	60,413

Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	264,000	272,694

		582,985

	Principal Amount	Value
Internet Software & Services—0.2%
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	$190,000	$196,650
5.25% Sr. Unsec. Nts., 4/1/25	99,000	107,415

		304,065
IT Services—0.5%
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	150,000	148,854
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	238,000	241,278
4.75% Sr. Unsec. Nts., 4/15/27	255,000	273,157

		663,289
Semiconductors & Semiconductor Equipment—0.2%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	93,000	111,333
QUALCOMM, Inc., 3.25% Sr. Unsec.
Nts., 5/20/27	168,000	169,566

		280,899
Software—1.2%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	110,000	116,888
Dell International LLC/EMC Corp.:
3.48% Sr. Sec. Nts., 6/1/19[1]	305,000	310,960
6.02% Sr. Sec. Nts., 6/15/26[1]	218,000	242,419
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	236,000	248,390
Oracle Corp.:
2.40% Sr. Unsec. Nts., 9/15/23	211,000	209,901
2.95% Sr. Unsec. Nts., 5/15/25	203,000	204,833
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	104,000	104,357
3.90% Sr. Unsec. Nts., 8/21/27	171,000	173,133

		1,610,881
Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	198,000	216,373
Hewlett Packard Enterprise Co.:
2.10% Sr. Unsec. Nts., 10/4/19[1]	277,000	277,195
2.45% Sr. Unsec. Nts., 10/5/17	79,000	79,004
NetApp, Inc., 2% Sr. Unsec. Nts., 9/27/19	155,000	155,001

		727,573
Materials—2.8%
Chemicals—1.4%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	111,000	111,816
4.125% Sr. Unsec. Nts., 3/15/35	75,000	76,395
CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[1]	162,000	169,751
Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	338,000	339,445
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	299,000	319,458
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	285,000	298,402
3.75% Sr. Unsec. Nts., 3/15/27	84,000	85,270
Sherwin-Williams Co. (The):
3.30% Sr. Unsec. Nts., 2/1/25	103,000	102,517
3.95% Sr. Unsec. Nts., 1/15/26	152,000	158,114
Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[1]	215,000	212,211

		1,873,379
Construction Materials—0.5%
CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[1]	121,000	138,887
James Hardie International Finance DAC, 5.875% Sr. Unsec. Nts., 2/15/23[1]	161,000	169,855

9        OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Construction Materials (Continued)
LafargeHolcim Finance US LLC, 3.50%
Sr. Unsec. Nts., 9/22/26[1]	$85,000	$84,312
Vulcan Materials Co., 3.90% Sr. Unsec.
Nts., 4/1/27	254,000	260,350

		653,404
Containers & Packaging—0.6%
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	157,000	152,759
4.80% Sr. Unsec. Nts., 6/15/44	131,000	141,339
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	94,000	95,905
4.50% Sr. Unsec. Nts., 11/1/23	168,000	182,113
Silgan Holdings, Inc., 4.75% Sr. Unsec.
Nts., 3/15/25[1]	270,000	279,450

		851,566
Metals & Mining—0.2%
Anglo American Capital plc:
3.625% Sr. Unsec. Nts., 9/11/24[1]	83,000	82,860
4.00% Sr. Unsec. Nts., 9/11/27[1]	135,000	133,583
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	93,000	104,756

		321,199
Paper & Forest Products—0.1%
Louisiana-Pacific Corp., 4.875% Sr.
Unsec. Nts., 9/15/24	186,000	192,112
Telecommunication Services—2.1%
Diversified Telecommunication Services—2.1%
AT&T, Inc.:
3.40% Sr. Unsec. Nts., 8/14/24	141,000	141,373
3.80% Sr. Unsec. Nts., 3/15/22	287,000	299,182
4.35% Sr. Unsec. Nts., 6/15/45	281,000	258,760
4.90% Sr. Unsec. Nts., 8/14/37	192,000	194,869
5.15% Sr. Unsec. Nts., 2/14/50	191,000	193,216
British Telecommunications plc, 9.125%
Sr. Unsec. Nts., 12/15/30	276,000	418,424
Deutsche Telekom International Finance
BV, 3.60% Sr. Unsec. Nts., 1/19/27[1]	166,000	168,201
Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	347,000	349,857
4.103% Sr. Unsec. Nts., 3/8/27	90,000	93,258
5.213% Sr. Unsec. Nts., 3/8/47	135,000	149,070
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	115,000	152,704
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	127,000	124,398
4.125% Sr. Unsec. Nts., 8/15/46	148,000	135,007
4.522% Sr. Unsec. Nts., 9/15/48	186,000	180,620

		2,858,939
Utilities—3.0%
Electric Utilities—2.2%
AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[1]	148,000	154,519
Cleco Corporate Holdings LLC, 3.743%
Sr. Sec. Nts., 5/1/26	142,000	143,200
Duke Energy Corp.:
3.15% Sr. Unsec. Nts., 8/15/27	169,000	167,816
3.75% Sr. Unsec. Nts., 9/1/46	150,000	145,031
Edison International, 2.95% Sr. Unsec.
Nts., 3/15/23	208,000	210,824
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[1]	233,000	235,634
Enel Finance International NV, 3.625%
Sr. Unsec. Nts., 5/25/27[1]	178,000	178,645
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	79,000	83,018
Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	57,000	63,553

	Principal Amount	Value
Electric Utilities (Continued)
ITC Holdings Corp., 5.30% Sr. Unsec.
Nts., 7/1/43	$78,000	$91,906
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[1]	30,000	30,712
Pacific Gas & Electric Co., 3.40% Sr.
Unsec. Nts., 8/15/24	219,000	226,876
Pennsylvania Electric Co., 5.20% Sr.
Unsec. Nts., 4/1/20	73,000	77,520
PPL WEM Ltd./Western Power
Distribution Ltd., 5.375% Sr. Unsec.
Unsub. Nts., 5/1/21[1]	308,000	333,577
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	307,000	318,462
Southern Co. Gas Capital Corp., 4.40%
Sr. Unsec. Nts., 5/30/47	120,000	124,439
Southern Power Co., 1.95% Sr. Unsec.
Nts., 12/15/19	311,000	310,485
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	181,000	189,495

		3,085,712
Multi-Utilities—0.8%
Dominion Energy, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	154,000	153,841
4.90% Sr. Unsec. Nts., 8/1/41	120,000	133,578
NiSource Finance Corp., 3.49% Sr.
Unsec. Nts., 5/15/27	254,000	257,500
Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	295,000	291,896
Virginia Electric & Power Co., 2.95% Sr.
Unsec. Nts., 1/15/22	233,000	237,829

		1,074,644

Total Corporate Bonds and Notes (Cost $60,855,137)		62,709,102
Short-Term Notes—20.4%
Building Products—0.4%
Assa Abloy Financial Services AB, 1.667%, 10/3/17[1,13,14]	610,000	609,909
Electronic Equipment & Instruments—0.5%
Amphenol Corp., 1.515%, 10/27/17[14]	620,000	619,333
Media—1.2%
CBS Corp., 1.383%, 11/21/17[13,14]	270,000	269,439
Interpublic Group of Cos., Inc. (The), 1.32%, 10/6/17[1,13,14]	270,000	269,929
Omnicom Capital, Inc., 1.442%, 11/6/17[13,14]	610,000	609,105
WPP CP LLC, 1.576%, 11/9/17[1,13,14]	620,000	619,017

		1,767,490
Telephone Utilities—0.9%
Bell Canada, 1.506%, 11/14/17[13,14]	620,000	618,847
Telus Corp., 1.505%, 12/20/17[1,13,14]	610,000	607,938

		1,226,785
Special Purpose Financial—0.4%
ABN AMRO Funding USA LLC, 1.304%, 11/21/17[1,13,14]	550,000	548,980
Electric Utilities—3.3%
Alliant Energy Corp., 1.351%, 10/4/17[14]	620,000	619,884
Ameren Illinois Co., 1.30%, 10/2/17[14]	610,000	609,978
Amgen, Inc., 1.321%, 10/10/17[1,13,14]	270,000	269,882
Duke Energy Corp., 1.454%, 12/4/17[1,13,14]	270,000	269,287
Eversource Energy, 1.321%, 10/4/17[13,14]	620,000	619,877
NextEra Energy Capital Holdings, Inc., 1.433%, 10/18/17[1,13,14]	620,000	619,549
Puget Sound Energy, Inc:
1.452%, 11/6/17[14]	350,000	349,486
1.463%, 11/8/17[14]	260,000	259,598
Sempra Energy Holdings, 1.423%, 10/31/17[13,14]	620,000	619,236

		4,236,777

10        OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount	Value

Hotels, Restaurants & Leisure—0.3%

Marriott International, Inc., 1.503%, 10/16/17[1,13,14]	$410,000	$409,733
Textiles, Apparel & Luxury Goods—0.4%

VF Corp., 1.352%, 10/16/17[1,13,14]	550,000	549,627
Food Products—0.8%

Campbell Soup Co., 1.312%, 10/5/17[1,13,14]	550,000	549,876

Kroger Co. (The), 1.25%, 10/2/17[13,14]	270,000	269,970

Tyson Foods, Inc., 1.341%, 10/6/17[1,13,14]	270,000	269,929

		1,089,775
Household Products—0.5%

Church & Dwight Co., Inc., 1.383%, 11/1/17[1,13,14]	620,000	619,212
Leasing & Factoring—1.2%

Harley-Davidson Financial Services, Inc., 1.345%, 12/4/17[13,14]	410,000	408,917

Hitachi Capital America Corp., 1.522%, 10/13/17[14]	620,000	619,669

Nissan Motor Acceptance Corp., 1.264%, 11/27/17[13,14]	620,000	618,554

		1,647,140
Specialty Retail—1.0%

Hasbro, Inc., 1.332%, 10/10/17[13,14]	620,000	619,741

Reed Elsevier, Inc., 1.341%, 10/18/17[13,14]	620,000	619,549

		1,239,290
Software—0.2%

Thomson Reuters Corp., 1.454%, 11/13/17[14]	270,000	269,509
Banks—1.5%

Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.304%, 12/8/17[1,14]	620,000	618,459

Skandinaviska Enskilda Banken AB, 1.274%, 12/14/17[13,14]	270,000	269,291

Sumitomo Mitsui Banking Corp., 1.274%, 12/26/17[1,13,14]	610,000	608,074

Toronto Dominion Holding (USA), Inc., 1.274%, 12/27/17[1,13,14]	620,000	618,076

		2,113,900
Machinery—1.1%

John Deere Financial, Inc., 1.202%, 10/20/17[1,13,14]	620,000	619,592
Snap-on, Inc., 1.11%, 10/3/17[1,13,14]	610,000	609,909

Xylem, Inc., 1.37%, 10/6/17[13,14]	270,000	269,929

		1,499,430
Household Durables—0.8%

Leggett & Platt, Inc., 1.423%, 11/13/17[1,13,14]	620,000	618,919

Whirlpool Corp., 1.413%, 11/27/17[14]	610,000	608,577

		1,227,496
Personal Products—0.5%

Reckitt Benckiser Treasury Services plc, 1.402%, 10/17/17[13,14]	620,000	619,632

	Principal Amount	Value

Chemicals—0.2%

Eastman Chemical Co., 1.381%, 10/18/17[13,14]	$270,000	$269,804
Metals & Mining—0.2%

Glencore Funding LLC, 1.462%, 10/23/17[13,14]	270,000	269,726
Computers & Peripherals—1.1%

Hewlett Packard Enterprise Co., 1.442%, 10/26/17[14]	480,000	479,592

HP, Inc., 1.556%, 12/26/17[14]	620,000	618,165

NetApp, Inc., 1.402%, 10/30/17[1,13,14]	550,000	549,344

		1,647,101
Multi-Utilities—0.4%

CenterPoint Energy Resources Corp., 1.546%, 12/21/17[1,13,14]	610,000	607,910
Health Care Equipment & Supplies—0.4%

Medtronic Global Holdings SCA, 1.262%, 10/30/17[1,13,14]	610,000	609,240
Health Care Providers & Services—0.5%

McKesson Corp., 1.351%, 10/23/17[1,13,14]	620,000	619,429
Aerospace & Defense—0.4%

United Technologies Corp., 1.402%, 11/7/17[1,13,14]	620,000	619,066
Food & Staples Retailing—0.5%

Walgreens Boots Alliance, Inc., 1.371%, 10/11/17[14]	620,000	619,717
Receivables Finance—0.4%

Old Line Funding LLC, 1.273%, 12/14/17[13,14]	620,000	618,283
Auto Components—0.6%

BorgWarner, Inc., 1.33%, 10/5/17[14]	270,000	269,936

Magna International, Inc., 1.331%, 10/10/17[1,13,14]	610,000	609,746

		879,682
Industrial Conglomerates—0.3%

Johnson Controls International plc, 1.35%, 10/2/17[1,13,14]	370,000	369,958
Paper, Containers & Packaging—0.4%

Avery Dennison Co., 1.432%, 10/30/17[13,14]	610,000	609,272

Total Short-Term Notes (Cost $28,034,557)		28,033,206

Certificate of Deposit—0.5%

DBS Bank Ltd., 1.231%, 10/27/17 (Cost $619,449)	620,000	619,400
	Shares

Investment Company—2.1%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[15,16] (Cost $2,905,176)	2,905,176	2,905,176

Total Investments, at Value (Cost $179,139,035)	131.3%	180,141,052

Net Other Assets (Liabilities)	(31.3)	(42,934,492)

Net Assets	100.0%	$137,206,560

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $39,728,145 or 28.95% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Restricted security. The aggregate value of restricted securities at period end was $260,921, which represents 0.19% of the Fund’s net assets. See Note 3 of the accompanying Notes.

Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation

Capital Lease Funding Securitization LP, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24	4/21/97	$326,039	$6,554	$319,485
Westlake Automobile Receivables Trust, Series 2017-2A, Cl. E, 4.63%, 7/15/24	8/1/17	254,999	254,367	632

		$581,038	$260,921	$320,117

11        OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,399,373 or 1.02% of the

Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $81,002 or 0.06% of the Fund’s net assets at period end.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

8. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 3 of the accompanying Notes.

11. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $170,169. See Note 5 of the accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $21,471,303 or 15.65% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

14. Current yield as of period end.

15. Rate shown is the 7-day yield at period end.

16. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	2,688,938	174,669,120	174,452,882	2,905,176

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$2,905,176	$14,156	$—	$—

Futures Contracts as of September 30, 2017

Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	Sell	12/19/17	19	USD 2,958,435	$2,903,437	$54,997
United States Treasury Nts., 10 yr.	Sell	12/19/17	54	USD 6,856,061	6,766,875	89,186
United States Treasury Nts., 2 yr.	Buy	12/29/17	78	USD 16,862,355	16,824,844	(37,511)
United States Treasury Nts., 5 yr.	Sell	12/29/17	14	USD 1,657,910	1,645,000	12,910
United States Ultra Bonds	Buy	12/19/17	67	USD 11,276,397	11,063,375	(213,021)

						$(93,439)

Glossary:

Definitions
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD SWAP SEMI 30/360 5 Year

12        OPPENHEIMER TOTAL RETURN BOND FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Total Return Bond Fund/VA (the “Fund”), formerly Oppenheimer Core Bond Fund/VA, a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

    Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

13        OPPENHEIMER TOTAL RETURN BOND FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$17,526,227	$—	$17,526,227
Mortgage-Backed Obligations	—	66,873,358	35,151	66,908,509
U.S. Government Obligation	—	1,439,432	—	1,439,432
Corporate Bonds and Notes	—	62,709,102	—	62,709,102
Short-Term Notes	—	28,033,206	—	28,033,206
Certificate of Deposit	—	619,400	—	619,400
Investment Company	2,905,176	—	—	2,905,176

Total Investments, at Value	2,905,176	177,200,725	35,151	180,141,052
Other Financial Instruments:
Futures contracts	157,093	—	—	157,093

Total Assets	$3,062,269	$177,200,725	$35,151	$180,298,145

Liabilities Table
Other Financial Instruments:
Futures contracts	$(250,532)	$—	$—	$(250,532)

Total Liabilities	$(250,532)	$—	$—	$(250,532)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table Investments, at Value:
Mortgage-Backed Obligations	$214,354	$(214,354)

Total Assets	$214,354	$(214,354)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities

14        OPPENHEIMER TOTAL RETURN BOND FUND/VA

3. Investments and Risks (Continued)

on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$59,306,098
Sold securities	16,191,468

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the Fund pledged $23,023 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through

15        OPPENHEIMER TOTAL RETURN BOND FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

a clearinghouse.

    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

    The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

    Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

    During the reporting period, the Fund had an ending monthly average market value of $23,825,504 and $16,507,282 on futures contracts purchased and sold, respectively.

    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference

16        OPPENHEIMER TOTAL RETURN BOND FUND/VA

5. Use of Derivatives (Continued)

  asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $2,403,290 on credit default swaps to sell protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no credit default swap agreements outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

17        OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—97.4%
Consumer Discretionary—15.4%
Automobiles—1.1%
Suzuki Motor Corp.	551,700	$28,964,670
Hotels, Restaurants & Leisure—0.8%
International Game Technology plc	873,791	21,451,569
Internet & Catalog Retail—1.6%
JD.com, Inc., ADR[1]	1,120,807	42,814,828
Leisure Products—1.0%
Nintendo Co. Ltd.	73,600	27,279,093
Media—1.8%
Walt Disney Co. (The)	371,670	36,635,512
Zee Entertainment Enterprises Ltd.	1,503,928	11,976,605
		48,612,117
Specialty Retail—3.3%
Industria de Diseno Textil SA	1,426,058	53,741,740
Tiffany & Co.	368,940	33,861,313
		87,603,053
Textiles, Apparel & Luxury Goods—5.8%
Brunello Cucinelli SpA	353,339	10,968,368
Kering	147,740	58,810,830
LVMH Moet Hennessy Louis Vuitton SE	280,010	77,197,645
Tod’s SpA[1]	117,609	8,343,608
		155,320,451
Consumer Staples—4.3%
Food Products—2.1%
Unilever plc	947,582	54,847,947
Household Products—2.2%
Colgate-Palmolive Co.	822,210	59,897,999
Energy—0.9%
Energy Equipment & Services—0.9%
TechnipFMC plc[1]	847,490	23,499,778
Financials—20.1%
Capital Markets—6.4%
Credit Suisse Group AG1	1,308,044	20,708,004
Goldman Sachs Group, Inc. (The)	181,240	42,988,316
S&P Global, Inc.	406,040	63,468,112
UBS Group AG1	2,501,342	42,750,726
		169,915,158
Commercial Banks—5.9%
Banco Bilbao Vizcaya Argentaria SA	1,956,562	17,437,359
Citigroup, Inc.	1,130,910	82,262,393
ICICI Bank Ltd., Sponsored ADR	2,481,084	21,238,079
Societe Generale SA	651,449	38,109,871
		159,047,702
Insurance—6.1%
Allianz SE	233,864	52,506,063
Dai-ichi Life Holdings, Inc.	1,858,700	33,415,958
FNF Group	567,120	26,915,515
Prudential plc	2,078,357	49,765,338
		162,602,874
Real Estate Management & Development—1.7%
DLF Ltd.	17,670,045	44,653,811
Health Care—15.1%
Biotechnology—6.5%
ACADIA Pharmaceuticals, Inc.[1]	589,670	22,212,869
Biogen, Inc.[1]	89,920	28,155,750
BioMarin Pharmaceutical, Inc.[1]	132,960	12,374,587
Bluebird Bio, Inc.[1]	128,700	17,676,945
Blueprint Medicines Corp.[1]	199,850	13,923,549
Circassia Pharmaceuticals plc[1]	4,471,614	5,003,229
Gilead Sciences, Inc.	326,490	26,452,220
Ionis Pharmaceuticals, Inc.[1]	360,410	18,272,787

	Shares	Value
Biotechnology (Continued)
Loxo Oncology, Inc.[1]	86,530	$7,971,144
MacroGenics, Inc.[1]	471,500	8,713,320
Sage Therapeutics, Inc.[1]	218,180	13,592,614
		174,349,014
Health Care Equipment & Supplies—1.1%
Zimmer Biomet Holdings, Inc.	249,810	29,250,253
Health Care Providers & Services—5.1%
Aetna, Inc.	423,550	67,348,685
Anthem, Inc.	267,045	50,706,505
Centene Corp.[1]	200,580	19,410,127
		137,465,317
Pharmaceuticals—2.4%
Bayer AG	268,045	36,527,497
Roche Holding AG	58,182	14,852,796
Shire plc	239,930	12,222,973
		63,603,266
Industrials—13.3%
Aerospace & Defense—3.3%
Airbus SE	914,590	87,053,013
Air Freight & Couriers—1.1%
United Parcel Service, Inc., Cl. B	244,100	29,313,969
Airlines—0.9%
International Consolidated Airlines
Group SA	2,930,760	23,311,932
Building Products—1.4%
Assa Abloy AB, Cl. B	1,643,738	37,612,769
Construction & Engineering—0.5%
FLSmidth & Co. AS	218,693	14,476,200
Electrical Equipment—2.3%
Nidec Corp.	509,200	62,666,385
Industrial Conglomerates—2.8%
3M Co.	188,430	39,551,457
Siemens AG	250,766	35,329,101
		74,880,558
Machinery—0.8%
FANUC Corp.	102,700	20,823,349
Professional Services—0.2%
Equifax, Inc.	58,830	6,235,392
Information Technology—26.0%
Electronic Equipment, Instruments, & Components—6.8%
Keyence Corp.	121,222	64,627,193
Kyocera Corp.	521,500	32,279,272
Murata Manufacturing Co. Ltd.	405,200	59,906,333
TDK Corp.	380,900	26,002,980
		182,815,778
Internet Software & Services—9.4%
Alphabet, Inc., Cl. A1	80,230	78,121,555
Alphabet, Inc., Cl. C1	77,442	74,275,397
Baidu, Inc., Sponsored ADR[1]	76,940	19,057,269
Facebook, Inc., Cl. A1	384,850	65,759,319
Twitter, Inc.[1]	750,700	12,664,309
		249,877,849
IT Services—1.3%
Earthport plc[1]	11,701,573	3,900,270
PayPal Holdings, Inc.[1]	493,520	31,600,085
		35,500,355
Semiconductors & Semiconductor Equipment—2.3%
Maxim Integrated Products, Inc.	1,083,695	51,703,089
Renesas Electronics Corp.[1]	794,600	8,669,908
		60,372,997

1      OPPENHEIMER GLOBAL FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Software—6.2%
Adobe Systems, Inc.[1]	371,893	$55,478,998
Intuit, Inc.	363,090	51,609,612
SAP SE	541,665	59,339,569
		166,428,179
Materials—1.0%
Chemicals—1.0%
Linde AG	127,365	26,561,494
Telecommunication Services—1.3%
Wireless Telecommunication Services—1.3%
KDDI Corp.	1,279,500	33,755,907
Total Common Stocks (Cost $1,147,984,295)		2,602,865,026

	Shares	Value
Preferred Stocks—1.9%
Bayerische Motoren Werke (BMW) AG,
Preference	549,551	$48,960,978
Zee Entertainment Enterprises Ltd., 6%
Cum. Non-Cv.	7,925,360	1,186,620
Total Preferred Stocks (Cost $16,599,813)		50,147,598
Investment Company—0.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[2,3] (Cost $10,138,673)	10,138,673	10,138,673
Total Investments, at Value (Cost $1,174,722,781)	99.7%	2,663,151,297
Net Other Assets (Liabilities)	0.3	7,187,771
Net Assets	100.0%	$2,670,339,068

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	32,806,872	243,799,706	266,467,905	10,138,673

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$10,138,673	$142,194	$—	$—

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$1,188,542,371	44.6%
Japan	398,391,049	15.0
France	261,171,359	9.8
Germany	259,224,701	9.7
United Kingdom	181,780,064	6.8
India	79,055,115	3.0
Switzerland	78,311,526	2.9
Spain	71,179,099	2.7
China	61,872,096	2.3
Sweden	37,612,769	1.4
Italy	19,311,975	0.7
Denmark	14,476,200	0.6
Ireland	12,222,973	0.5

Total	$2,663,151,297	100.0%

2      OPPENHEIMER GLOBAL FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Global Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into

U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.

Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

3      OPPENHEIMER GLOBAL FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

		Level 1— Unadjusted Quoted Prices		Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs		Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$	134,763,222	$	277,282,559	$	—	$	412,045,781
Consumer Staples		59,897,999		54,847,947		—		114,745,946
Energy		—		23,499,778		—		23,499,778
Financials		236,872,415		299,347,130		—		536,219,545
Health Care		336,061,355		68,606,495		—		404,667,850
Industrials		75,100,818		281,272,749		—		356,373,567
Information Technology		440,269,633		254,725,525		—		694,995,158
Materials		—		26,561,494		—		26,561,494
Telecommunication Services		—		33,755,907		—		33,755,907
Preferred Stocks		1,186,620		48,960,978		—		50,147,598
Investment Company		10,138,673		—		—		10,138,673

Total Assets	$	1,294,290,735	$	1,368,860,562	$	—	$	2,663,151,297

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds. Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently

4      OPPENHEIMER GLOBAL FUND/VA

4. Investments and Risks (Continued)

from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5      OPPENHEIMER GLOBAL FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—10.2%
Auto Components—1.3%
Delphi Automotive plc	179,170	$17,630,328
Hotels, Restaurants & Leisure—1.8%
McDonald’s Corp.	152,420	23,881,166
Household Durables—1.1%
Whirlpool Corp.	84,340	15,555,670
Media—3.0%
Comcast Corp., Cl. A	1,047,480	40,307,030
Specialty Retail—3.0%
AutoZone, Inc.[1]	38,930	23,167,632
Lowe’s Cos., Inc.	221,880	17,737,087
		40,904,719
Consumer Staples—7.6%
Beverages—2.7%
PepsiCo, Inc.	329,730	36,741,814
Food Products—3.0%
Kraft Heinz Co. (The)	266,585	20,673,667
Mondelez International, Inc., Cl. A	513,710	20,887,448
		41,561,115
Tobacco—1.9%
Philip Morris International, Inc.	232,669	25,828,586
Energy—6.2%
Energy Equipment & Services—1.0%
Schlumberger Ltd.	204,130	14,240,109
Oil, Gas & Consumable Fuels—5.2%
Magellan Midstream Partners LP2	366,575	26,048,819
Phillips 66	133,150	12,197,872
Suncor Energy, Inc.	913,990	32,017,070
		70,263,761
Financials—21.8%
Capital Markets—5.8%
Bank of New York Mellon Corp. (The)	399,850	21,200,047
CME Group, Inc., Cl. A	139,470	18,923,290
Intercontinental Exchange, Inc.	297,220	20,419,014
S&P Global, Inc.	117,901	18,429,105
		78,971,456
Commercial Banks—5.6%
Citigroup, Inc.	605,758	44,062,837
SunTrust Banks, Inc.	235,620	14,083,007
US Bancorp	345,450	18,512,666
		76,658,510
Consumer Finance—3.1%
American Express Co.	316,520	28,632,399
Discover Financial Services	207,773	13,397,203
		42,029,602
Diversified Financial Services—2.4%
Berkshire Hathaway, Inc., Cl. B1	178,420	32,707,954
Insurance—3.6%
Brighthouse Financial, Inc.[1]	25,535	1,552,528
Marsh & McLennan Cos., Inc.	183,510	15,379,973
MetLife, Inc.	280,890	14,592,236
Progressive Corp. (The)	363,800	17,615,196
		49,139,933
Real Estate Investment Trusts (REITs)—1.3%
Mid-America Apartment Communities, Inc.	96,700	10,335,296
Ventas, Inc.	113,110	7,366,854
		17,702,150

	Shares	Value
Health Care—14.3%
Biotechnology—3.5%
Celgene Corp.[1]	203,690	$29,702,076
Gilead Sciences, Inc.	227,010	18,392,350
		48,094,426
Health Care Equipment & Supplies—1.9%
Boston Scientific Corp.1	441,260	12,871,554
Stryker Corp.	94,360	13,401,007
		26,272,561
Health Care Providers & Services—3.5%
Express Scripts Holding Co.[1]	244,987	15,512,577
UnitedHealth Group, Inc.	164,180	32,154,653
		47,667,230
Health Care Technology—0.9%
Cerner Corp.[1]	166,680	11,887,618
Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	132,680	8,518,056
Pharmaceuticals—3.9%
Merck & Co., Inc.	643,060	41,175,132
Mylan NV1	244,520	7,670,592
Valeant Pharmaceuticals International, Inc.[1]	263,510	3,776,098
		52,621,822
Industrials—10.2%
Aerospace & Defense—2.0%
Lockheed Martin Corp.	85,670	26,582,544
Commercial Services & Supplies—1.6%
Johnson Controls International plc	311,635	12,555,774
Republic Services, Inc., Cl. A	56,090	3,705,306
Waste Connections, Inc.	83,397	5,834,454
		22,095,534
Industrial Conglomerates—2.1%
General Electric Co.	1,172,245	28,344,884
Professional Services—1.4%
Equifax, Inc.	30,490	3,231,635
Nielsen Holdings plc	362,520	15,026,454
		18,258,089
Road & Rail—2.6%
Canadian National Railway Co.	219,870	18,216,229
Canadian Pacific Railway Ltd.	105,350	17,701,961
		35,918,190
Trading Companies & Distributors—0.5%
Fastenal Co.	159,140	7,253,601
Information Technology—19.7%
Communications Equipment—1.5%
Cisco Systems, Inc.	617,270	20,758,790
Internet Software & Services—7.0%
Alphabet, Inc., Cl. C1	62,506	59,950,130
Facebook, Inc., Cl. A1	206,850	35,344,459
		95,294,589
IT Services—3.0%
Amdocs Ltd.	341,880	21,989,722
PayPal Holdings, Inc.[1]	285,810	18,300,414
		40,290,136
Semiconductors & Semiconductor Equipment—1.9%
Applied Materials, Inc.	373,340	19,447,280
Maxim Integrated Products, Inc.	144,800	6,908,408
		26,355,688
Software—0.3%
Snap, Inc., Cl. A1	259,190	3,768,623
Technology Hardware, Storage & Peripherals—6.0%
Apple, Inc.	453,066	69,826,532

1      OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Technology Hardware, Storage & Peripherals (Continued)
Western Digital Corp.	139,215	$12,028,176
		81,854,708
Materials—3.0%
Chemicals—2.3%
DowDuPont, Inc.	197,107	13,645,718
PPG Industries, Inc.	171,150	18,597,159
		32,242,877
Construction Materials—0.7%
Vulcan Materials Co.	77,140	9,225,944
Telecommunication Services—1.7%
Diversified Telecommunication Services—1.7%
Verizon Communications, Inc.	471,935	23,356,063

	Shares	Value
Utilities—3.2%
Electric Utilities—2.0%
PG&E Corp.	401,650	$27,348,349
Multi-Utilities—1.2%
National Grid plc	1,296,690	16,053,793
Total Common Stocks (Cost $910,948,693)		1,334,188,018
Investment Company—1.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[3,4] (Cost $18,555,070)	18,555,070	18,555,070
Total Investments, at Value (Cost $929,503,763)	99.3%	1,352,743,088

Net Other Assets (Liabilities)	0.7	9,539,716

Net Assets	100.0%	$1,362,282,804

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	11,146,627	191,313,663	183,905,220	18,555,070

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$18,555,070	$108,900	$—	$—

2      OPPENHEIMER MAIN STREET FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Main Street Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies. Effective May 1, 2017 Oppenheimer Equity Income Fund/VA merged into Oppenheimer Main Street Fund/VA.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into

U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing

3      OPPENHEIMER MAIN STREET FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$138,278,913	$—	$—	$138,278,913
Consumer Staples	104,131,515	—	—	104,131,515
Energy	84,503,870	—	—	84,503,870
Financials	297,209,605	—	—	297,209,605
Health Care	195,061,713	—	—	195,061,713
Industrials	138,452,842	—	—	138,452,842
Information Technology	268,322,534	—	—	268,322,534
Materials	41,468,821	—	—	41,468,821
Telecommunication Services	23,356,063	—	—	23,356,063
Utilities	27,348,349	16,053,793	—	43,402,142
Investment Company	18,555,070	—	—	18,555,070

Total Assets	$1,336,689,295	$16,053,793	$—	$1,352,743,088

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the

Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

4      OPPENHEIMER MAIN STREET FUND/VA

4. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5      OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—10.7%
Auto Components—1.9%
Visteon Corp.[1]	164,610	$20,373,780
Diversified Consumer Services—1.1%
Houghton Mifflin Harcourt Co.[1]	1,006,110	12,123,625
Hotels, Restaurants & Leisure—2.6%
Papa John’s International, Inc.	122,680	8,964,228
Sonic Corp.	485,990	12,368,445
Texas Roadhouse, Inc., Cl. A	143,520	7,052,573
		28,385,246
Media—0.8%
WideOpenWest, Inc.[1]	570,105	8,597,183
Multiline Retail—0.4%
Fred’s, Inc., Cl. A	750,490	4,833,156
Specialty Retail—2.9%
DSW, Inc., Cl. A	555,910	11,940,947
Group 1 Automotive, Inc.	280,450	20,321,407
		32,262,354
Textiles, Apparel & Luxury Goods—1.0%
Canada Goose Holdings, Inc.[1]	551,540	11,334,147
Consumer Staples—2.6%
Beverages—0.2%
Boston Beer Co., Inc. (The), Cl. A1	13,930	2,175,866
Food Products—1.6%
Hostess Brands, Inc., Cl. A1	1,303,740	17,809,088
Personal Products—0.8%
elf Beauty, Inc.[1]	381,100	8,593,805
Energy—3.0%
Energy Equipment & Services—0.2%
RigNet, Inc.[1]	157,690	2,712,268
Oil, Gas & Consumable Fuels—2.8%
Cone Midstream Partners LP2	355,418	5,629,821
Matador Resources Co.[1]	268,573	7,291,757
Noble Midstream Partners LP2	170,166	8,826,510
Renewable Energy Group, Inc.[1]	735,643	8,938,063
		30,686,151
Financials—24.4%
Capital Markets—1.1%
Stifel Financial Corp.	222,210	11,879,347
Commercial Banks—11.6%
Bank of NT Butterfield & Son Ltd. (The)	217,680	7,975,795
BankUnited, Inc.	445,765	15,855,861
Berkshire Hills Bancorp, Inc.	230,240	8,921,800
Chemical Financial Corp.	205,706	10,750,196
Customers Bancorp, Inc.[1]	225,610	7,359,398
FCB Financial Holdings, Inc., Cl. A1	195,060	9,421,398
IBERIABANK Corp.	208,140	17,098,701
MB Financial, Inc.	478,620	21,547,472
Sterling Bancorp	500,050	12,326,232
Webster Financial Corp.	299,270	15,726,639
		126,983,492
Insurance—0.9%
James River Group Holdings Ltd.	242,960	10,077,981
Real Estate Investment Trusts (REITs)—7.4%
Brandywine Realty Trust	1,018,110	17,806,744
CYS Investments, Inc.	1,889,060	16,321,478
DiamondRock Hospitality Co.	1,380,650	15,118,118
Four Corners Property Trust, Inc.	694,730	17,312,672
National Storage Affiliates Trust	600,976	14,567,658
		81,126,670

	Shares	Value
Real Estate Management & Development—1.0%
Realogy Holdings Corp.	343,490	$11,317,995
Thrifts & Mortgage Finance—2.4%
Beneficial Bancorp, Inc.	432,990	7,187,634
OceanFirst Financial Corp.	245,600	6,751,544
Oritani Financial Corp.	400,260	6,724,368
WSFS Financial Corp.	105,380	5,137,275
		25,800,821
Health Care—10.3%
Biotechnology—2.9%
ACADIA Pharmaceuticals, Inc.[1]	163,800	6,170,346
Clovis Oncology, Inc.[1]	61,200	5,042,880
Exact Sciences Corp.[1]	158,010	7,445,431
Galapagos NV1	30,447	3,098,621
Sage Therapeutics, Inc.[1]	78,750	4,906,125
Ultragenyx Pharmaceutical, Inc.[1]	85,640	4,561,187
		31,224,590
Health Care Equipment & Supplies—3.4%
CryoPort, Inc.[1]	170,680	1,681,198
NuVasive, Inc.[1]	262,250	14,544,385
NxStage Medical, Inc.[1]	434,760	11,999,376
Wright Medical Group NV1	337,150	8,722,070
		36,947,029
Health Care Providers & Services—1.5%
Addus HomeCare Corp.[1]	112,440	3,969,132
Amedisys, Inc.[1]	229,250	12,828,830
		16,797,962
Pharmaceuticals—2.5%
Prestige Brands Holdings, Inc.[1]	467,706	23,427,394
TherapeuticsMD, Inc.[1]	773,650	4,092,608
		27,520,002
Industrials—20.1%
Aerospace & Defense—0.8%
Wesco Aircraft Holdings, Inc.[1]	886,210	8,330,374
Airlines—1.1%
Spirit Airlines, Inc.[1]	351,960	11,758,984
Building Products—0.8%
Masonite International Corp.[1]	128,520	8,893,584
Commercial Services & Supplies—3.5%
ACCO Brands Corp.[1]	1,425,177	16,959,606
Advanced Disposal Services, Inc.[1]	379,280	9,554,063
Matthews International Corp., Cl. A	198,230	12,339,818
		38,853,487
Construction & Engineering—2.1%
Dycom Industries, Inc.[1]	136,710	11,740,655
KBR, Inc.	637,040	11,390,275
		23,130,930
Electrical Equipment—1.4%
Generac Holdings, Inc.[1]	332,590	15,275,859
Machinery—3.7%
Greenbrier Cos., Inc. (The)	230,830	11,114,464
Manitowoc Co., Inc. (The)[1]	867,970	7,811,730
Navistar International Corp.[1]	249,770	11,007,364
Rexnord Corp.[1]	436,110	11,081,555
		41,015,113
Professional Services—4.2%
Korn/Ferry International	688,751	27,157,452
On Assignment, Inc.[1]	356,310	19,126,721
		46,284,173
Road & Rail—1.2%
Genesee & Wyoming, Inc., Cl. A1	184,350	13,643,743

1      OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Trading Companies & Distributors—1.3%
SiteOne Landscape Supply, Inc.[1]	240,490	$13,972,469
Information Technology—18.4%
Internet Software & Services—3.5%
Envestnet, Inc.[1]	163,070	8,316,570
j2 Global, Inc.	208,843	15,429,321
Q2 Holdings, Inc.[1]	100,360	4,179,994
Yelp, Inc., Cl. A1	237,470	10,282,451
		38,208,336
IT Services—3.2%
Booz Allen Hamilton Holding Corp.,
Cl. A	263,510	9,852,639
CACI International, Inc., Cl. A1	147,140	20,503,959
Teradata Corp.[1]	144,710	4,889,751
		35,246,349
Semiconductors & Semiconductor Equipment—5.5%
Brooks Automation, Inc.	448,520	13,617,067
Cypress Semiconductor Corp.	554,781	8,332,811
MaxLinear, Inc., Cl. A1	398,560	9,465,800
MKS Instruments, Inc.	169,000	15,962,050
Semtech Corp.[1]	340,320	12,779,016
		60,156,744
Software—6.2%
CommVault Systems, Inc.[1]	148,630	9,036,704
Guidewire Software, Inc.[1]	164,560	12,812,641
Paylocity Holding Corp.[1]	159,690	7,796,066
Pegasystems, Inc.	237,880	13,713,782
Proofpoint, Inc.[1]	135,880	11,851,454
Zynga, Inc., Cl. A1	3,467,350	13,106,583
		68,317,230

	Shares	Value
Materials—5.7%
Construction Materials—1.3%
Summit Materials, Inc., Cl. A1	454,104	$14,544,951
Metals & Mining—2.9%
Allegheny Technologies, Inc.[1]	347,990	8,316,961
Compass Minerals International, Inc.	153,250	9,945,925
Kaiser Aluminum Corp.	127,400	13,140,036
		31,402,922
Paper & Forest Products—1.5%
Boise Cascade Co.[1]	274,830	9,591,567
PH Glatfelter Co.	358,050	6,964,072
		16,555,639
Utilities—3.8%
Electric Utilities—1.8%
Portland General Electric Co.	424,680	19,382,395
Gas Utilities—1.1%
Suburban Propane Partners LP2	442,250	11,538,303
Water Utilities—0.9%
American States Water Co.	197,310	9,717,517
Total Common Stocks (Cost $835,873,764)		1,085,791,660
Investment Company—1.3%
Oppenheimer Institutional Government
Money Market Fund, Cl. E, 0.98%[3,4] (Cost $13,970,476)	13,970,476	13,970,476
Total Investments, at Value (Cost $849,844,240)	100.3%	1,099,762,136

Net Other Assets (Liabilities)	(0.3)	(3,250,290)

Net Assets	100.0%	$1,096,511,846

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	30,101,780	229,561,045	245,692,349	13,970,476

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$13,970,476	$86,869	$—	$—

2      OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Main Street Small Cap Fund/VA (the “Fund”) is a separate series of Oppenheimer Variable Account Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

3      OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

		Level 1— Unadjusted Quoted Prices		Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs		Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$	117,909,491	$	—	$	—	$	117,909,491
Consumer Staples		28,578,759		—		—		28,578,759
Energy		33,398,419		—		—		33,398,419
Financials		267,186,306		—		—		267,186,306
Health Care		109,390,962		3,098,621		—		112,489,583
Industrials		221,158,716		—		—		221,158,716
Information Technology		201,928,659		—		—		201,928,659
Materials		62,503,512		—		—		62,503,512
Utilities		40,638,215		—		—		40,638,215
Investment Company		13,970,476		—		—		13,970,476

Total Assets	$	1,096,663,515	$	3,098,621	$	—	$	1,099,762,136

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the

4      OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

4. Investments and Risks (Continued)

company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5      OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Short-Term Notes/Commercial Paper—1.8%
New York City Housing Development Corp., 1.18%[1]	10/6/17	10/6/17	$3,850,000	$3,849,999
New York City Multi-Family Housing, 1.05%[1]	10/6/17	10/6/17	6,000,000	6,000,000
Total Short-Term Notes/Commercial Paper (Cost $9,849,999)				9,849,999

U.S. Government Agencies—59.7%
Federal Agricultural Mortgage Corp., 1.15% [FEDL01+(1)]2	10/4/17	7/3/18	3,000,000	3,000,000
Federal Farm Credit Bank:
1.247% [US0001M+1][2]	10/27/17	11/27/17	2,000,000	2,000,146
1.271%	5/30/18	5/30/18	3,000,000	2,997,613
1.291%	6/1/18	6/1/18	1,000,000	998,736
Federal Home Loan Bank:
0.661%	10/26/17	10/26/17	2,000,000	1,999,804
0.96%	10/16/17	10/16/17	15,000,000	14,994,000
0.998%	10/20/17	10/20/17	17,000,000	16,991,065
1.001%	10/19/17	10/19/17	12,000,000	11,994,000
1.006%	10/17/17	10/17/17	20,000,000	19,991,067
1.008%	10/11/17	10/11/17	20,000,000	19,994,403
1.015%	10/13/17	10/13/17	18,000,000	17,993,917
1.015%	10/3/17	10/3/17	11,900,000	11,899,329
1.017%	10/18/17	10/18/17	15,000,000	14,992,810
1.021%	10/2/17	10/2/17	6,500,000	6,499,816
1.021%	10/4/17	10/4/17	14,100,000	14,098,801
1.022%	10/6/17	10/6/17	15,000,000	14,997,875
1.026%	10/25/17	10/25/17	9,600,000	9,593,441
1.026%	11/1/17	11/1/17	5,000,000	4,995,587
1.031%	11/8/17	11/8/17	10,000,000	9,989,128
1.031%	10/27/17	10/27/17	4,100,000	4,096,950
1.032%	11/3/17	11/3/17	4,500,000	4,495,751
1.032%	11/13/17	11/13/17	10,000,000	9,987,697
1.036%	11/7/17	11/7/17	10,000,000	9,989,362
1.037%	11/10/17	11/10/17	7,000,000	6,991,950
1.041%	11/15/17	11/15/17	10,000,000	9,987,013
1.062% [US0001M+(17.5)][2]	10/25/17	1/25/18	1,000,000	1,000,000
1.063%	11/24/17	11/24/17	9,875,000	9,859,299
1.072% [US0001M+(16.5)][2]	10/25/17	1/25/18	2,000,000	1,999,934
1.079%	11/30/17	11/30/17	2,000,000	1,996,417
1.083% [US0001M+(15.5)][2]	10/26/17	12/26/17	2,000,000	2,000,000
1.089% [US0001M+(14.5)][2]	10/17/17	4/17/18	1,000,000	1,000,000
1.093% [US0001M+(14.25)][2]	10/22/17	5/22/18	1,500,000	1,499,970
1.094%	11/27/17	11/27/17	1,000,000	998,274
1.094%	12/19/17	12/19/17	2,000,000	1,995,216
1.10% [US0001M+(13.5)][2]	10/9/17	5/9/18	1,000,000	1,000,000
1.101%	2/16/18	2/16/18	10,000,000	9,958,025
1.111% [US0003M+(21)][2]	12/18/17	12/18/17	2,000,000	2,000,123
1.129% [US0003M+(19)][2]	12/14/17	9/14/18	1,000,000	1,000,000
1.132%	12/27/17	12/27/17	7,000,000	6,980,952
1.137%	3/19/18	3/19/18	1,000,000	998,715
1.138%	2/28/18	2/28/18	3,000,000	2,985,854
1.146%	2/9/18	2/9/18	2,500,000	2,489,629
1.154% [US0003M+(16.25)][2]	12/1/17	3/1/18	1,000,000	1,000,215
1.157% [US0003M+(16)][2]	11/26/17	2/26/18	3,000,000	3,000,489
1.166%	3/7/18	3/7/18	2,000,000	1,989,882
1.187%	3/19/18	3/19/18	2,000,000	1,988,921
1.244% [US0003M+(7)][2]	10/25/17	10/25/17	1,000,000	1,000,106
1.249% [US0003M+(6.5)][2]	10/26/17	1/26/18	2,000,000	2,001,672
1.264% [US0003M+(4)][2]	10/8/17	1/8/18	2,000,000	2,000,913
1.301% [US0001M+7][2]	10/7/17	12/7/17	3,000,000	3,000,648
1.375%	3/9/18	3/9/18	1,000,000	1,000,909
2.375%	3/9/18	3/9/18	1,600,000	1,608,297
Federal Home Loan Mortgage Corp.:
0.75%	1/12/18	1/12/18	1,000,000	998,962
0.899%	12/15/17	12/15/17	2,000,000	2,000,414
Federal National Mortgage Assn.:
0.875%	2/8/18	2/8/18	1,200,000	1,198,789
1.00%	2/14/18	2/14/18	1,400,000	1,399,079

1        OPPENHEIMER GOVERNMENT MONEY FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal National Mortgage Assn.: (Continued)
1.161%	3/28/18	3/28/18	$2,000,000	$1,996,257
Total U.S. Government Agencies (Cost $321,518,222)				321,518,222

U.S. Government Obligations—0.5%
United States Treasury Nts.:
0.951%	9/30/17	10/2/17	1,000,000	1,000,000
1.145%	1/31/18	1/31/18	1,500,000	1,498,594
Total U.S. Government Obligations (Cost $2,498,594)				2,498,594

Repurchase Agreements—36.2%
Repurchase Agreements3 (Cost $194,700,000)			194,700,000	194,700,000

			Shares
Investment Company—2.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[4,5] (Cost $15,257,778)			15,257,778	15,257,778
Total Investments, at Value (Cost $543,824,593)			101.0%	543,824,593
Net Other Assets (Liabilities)			(1.0)	(5,544,228)
Net Assets			100.0%	$538,280,365

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole Corp. & Investment Bank	1.04%	9/28/17	10/5/17	$2,000,000	U.S. Treasury Nts., 0.125%, 4/15/19	$(2,040,456)	$2,000,000	$2,000,447
Credit Agricole Corp. & Investment Bank	1.05	9/29/17	10/2/17	9,000,000	U.S. Treasury Nts., 0.125%, 4/15/19	(9,180,845)	9,000,000	9,000,828
Deutsche Bank Securities, Inc.	1.05	9/26/17	10/3/17	1,000,000	U.S. Treasury Nts., 3.625%, 2/15/20	(1,020,264)	1,000,000	1,000,259
Deutsche Bank Securities, Inc.	1.05	9/27/17	10/4/17	1,000,000	U.S. Treasury Nts., 3.625%, 2/15/20	(1,020,159)	1,000,000	1,000,155
Deutsche Bank Securities, Inc.	1.06	9/29/17	10/2/17	5,000,000	U.S. Treasury Nts., 3.625%, 2/15/20	(5,100,476)	5,000,000	5,000,467
Deutsche Bank Securities, Inc.	1.10	9/7/17	10/11/17	8,000,000	U.S. Treasury Nts., 3.625%, 2/15/20	(8,166,327)	8,000,000	8,006,203
Deutsche Bank Securities, Inc.	1.10	9/15/17	10/19/17	5,000,000	U.S. Treasury Nts., 3.625%, 2/15/20	(5,102,689)	5,000,000	5,002,637
Deutsche Bank Securities, Inc.	1.10	9/22/17	10/24/17	3,000,000	U.S. Treasury Nts., 3.625%, 2/15/20	(3,061,002)	3,000,000	3,000,983
INTL FCStone Financial, Inc.	1.10	9/26/17	10/3/17	5,000,000	U.S. Treasury Nts., 0.00%-1.75%, 12/31/19- 6/30/22 and U.S. Treasury Bills, 0.00%, 10/5/17 and U.S. Government Agency Mortgages, 1.625%- 7.00%, 8/1/18-5/1/47	(5,111,275)	5,000,000	5,000,917

2        OPPENHEIMER GOVERNMENT MONEY FUND/VA

Footnotes to Statement of Investments (Continued)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
RBC Dominion Securities, Inc.	1.02%	9/26/17	10/3/17	$10,000,000	U.S. Government Agency Mortgages, 3.50%, 5/20/47	$(10,201,734)	$10,000,000	$10,001,700
RBC Dominion Securities, Inc.	1.02	9/27/17	10/4/17	12,000,000	U.S. Government Agency Mortgages, 3.50%, 5/20/47	(12,241,735)	12,000,000	12,001,701
RBC Dominion Securities, Inc.	1.02	9/28/17	10/5/17	10,000,000	U.S. Government Agency Mortgages, 3.50%, 5/20/47	(10,201,156)	10,000,000	10,001,134
RBC Dominion Securities, Inc.	1.04	9/29/17	10/2/17	65,700,000	U.S. Government Agency Mortgages, 3.50%, 5/20/47	(67,019,809)	65,700,000	65,705,695
South Street Securities LLC	1.15	9/29/17	10/2/17	50,000,000	U.S. Government Agency Mortgages, 1.875%- 6.00%, 11/1/17-10/1/46	(51,004,887)	50,000,000	50,004,792
TD Securities (USA) LLC	1.05	9/29/17	10/2/17	2,000,000	U.S. Government Agency Mortgages, 0.00%, 11/24/17	(2,040,791)	2,000,000	2,000,775
TD Securities (USA) LLC	1.06	9/29/17	10/6/17	6,000,000	U.S. Government Agency Mortgages, 1.50%, 7/30/20	(6,121,441)	6,000,000	6,001,413
						$(198,635,046)	$194,700,000	$194,730,106

a. Includes accrued interest.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	—	15,257,778	—	15,257,778

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$15,257,778	$70,133	$—	$—

a. Includes accrued interest.
Glossary:

Definitions
FEDLO1	US Federal Funds Effective Rate (continuous series)
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

3        OPPENHEIMER GOVERNMENT MONEY FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Government Money Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Short-Term Notes/Commercial
Paper	$—	$9,849,999	$—	$9,849,999
U.S. Government Agencies	—	321,518,222	—	321,518,222
U.S. Government Obligations	—	2,498,594	—	2,498,594
Repurchase Agreement	—	194,700,000	—	194,700,000
Investment Company	15,257,778	—	—	15,257,778

Total Assets	$15,257,778	$528,566,815	$—	$543,824,593

4    OPPENHEIMER GOVERNMENT MONEY FUND/VA

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral Received[1]	Net Exposure[2]

Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$2,000,447	$(2,040,456)	$(40,009)
Credit Agricole Corp. & Investment Bank	9,000,828	(9,180,845)	(180,017)
Deutsche Bank Securities, Inc.	1,000,259	(1,020,264)	(20,005)
Deutsche Bank Securities, Inc.	1,000,155	(1,020,159)	(20,004)
Deutsche Bank Securities, Inc.	5,000,467	(5,100,476)	(100,009)
Deutsche Bank Securities, Inc.	8,006,203	(8,166,327)	(160,124)
Deutsche Bank Securities, Inc.	5,002,637	(5,102,689)	(100,052)
Deutsche Bank Securities, Inc.	3,000,983	(3,061,002)	(60,019)
INTL FCStone Financial, Inc.	5,000,917	(5,111,275)	(110,358)
RBC Dominion Securities, Inc.	10,001,700	(10,201,734)	(200,034)

5        OPPENHEIMER GOVERNMENT MONEY FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Repurchase Agreements (Continued)

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral Received[1]	Net Exposure[2]

RBC Dominion Securities, Inc.	$12,001,701	$(12,241,735)	$(240,034)
RBC Dominion Securities, Inc.	10,001,134	(10,201,156)	(200,022)
RBC Dominion Securities, Inc.	65,705,695	(67,019,809)	(1,314,114)
South Street Securities LLC	50,004,792	(51,004,887)	(1,000,095)
TD Securities (USA) LLC	2,000,775	(2,040,791)	(40,016)
TD Securities (USA) LLC	6,001,413	(6,121,441)	(120,028)

	$194,730,106

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

6        OPPENHEIMER GOVERNMENT MONEY FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—3.7%
American Credit Acceptance Receivables Trust:
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	$156,011	$156,183
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	213,934	215,122
Series 2015-3, Cl. C, 4.84%, 10/12/21[1]	240,000	245,713
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	275,000	283,154
Series 2016-4, Cl. B, 2.11%, 2/12/21[1]	510,000	510,460
Series 2017-3, Cl. B, 2.25%, 1/11/21[1]	135,000	134,807
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,290,000	1,290,839
Series 2013-3, Cl. D, 3.00%, 7/8/19	440,000	441,831
Series 2013-4, Cl. D, 3.31%, 10/8/19	520,000	523,581
Series 2017-2, Cl. D, 3.42%, 4/18/23	830,000	839,137
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.884% [LIBOR01M+65], 8/16/21[1,2]	280,000	281,279
Series 2016-1, Cl. A1, 1.78%, 6/15/22	870,000	868,753
Series 2016-1, Cl. A2, 2.084% [LIBOR01M+85], 6/15/22[2]	1,690,000	1,705,825
Capital Auto Receivables Asset Trust, Series 2014-1, Cl. D, 3.39%, 7/22/19	185,000	186,139
Capital One Multi-Asset Execution Trust:
Series 2016-A1, Cl. A1, 1.684% [LIBOR01M+45], 2/15/22[2]	1,075,000	1,080,963
Series 2016-A3, Cl. A3, 1.34%, 4/15/22	805,000	799,291
CarFinance Capital Auto Trust:
Series 2014-1A, Cl. D, 4.90%, 4/15/20[1]	390,000	398,101
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	73,079	73,066
CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	450,000	451,047
Series 2015-2, Cl. D, 3.04%, 11/15/21	175,000	176,724
Series 2015-3, Cl. D, 3.27%, 3/15/22	610,000	614,681
Series 2016-1, Cl. D, 3.11%, 8/15/22	465,000	466,779
Series 2016-3, Cl. D, 2.94%, 1/17/23	315,000	312,191
Series 2016-4, Cl. D, 2.91%, 4/17/23	710,000	701,708
Series 2017-1, Cl. D, 3.43%, 7/17/23	630,000	631,312
CCG Receivables Trust, Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	635,000	632,791
Chase Issuance Trust, Series 2014-A5, Cl. A5, 1.604% [LIBOR01M+37], 4/15/21[2]	675,000	678,125
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	1,680,000	1,691,352
CPS Auto Receivables Trust:
Series 2013-C, Cl. D, 6.59%, 8/15/19[1]	255,000	260,944
Series 2017-C, Cl. A, 1.78%, 9/15/20[1]	234,672	234,589
Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	275,000	274,645
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	60,000	60,367
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.467% [US0001M+23], 4/25/36[2]	526,704	527,692
Discover Card Execution Note Trust:
Series 2012-A6, Cl. A6, 1.67%, 1/18/22	805,000	803,867
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	1,860,000	1,859,718
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	1,675,000	1,662,327
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	1,030,000	1,052,334
Series 2015-CA, Cl. D, 4.20%, 9/15/21[1]	1,850,000	1,899,966
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	1,326,556	1,338,585
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	770,000	777,965
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	395,000	400,002
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	430,000	444,287
Series 2017-1, Cl. B, 2.36%, 3/15/21	425,000	425,836
Series 2017-2, Cl. B, 2.25%, 6/15/21	275,000	275,254
Series 2017-2, Cl. C, 2.75%, 9/15/23	305,000	304,688
Series 2017-AA, Cl. C, 2.98%, 1/18/22[1]	355,000	358,862
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	565,000	574,949
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	610,000	613,992

	Principal Amount	Value
Asset-Backed Securities (Continued)
DT Auto Owner Trust:
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	$574,594	$576,081
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	1,833,032	1,845,880
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	2,135,000	2,175,386
Series 2015-1A, Cl. D, 4.26%, 2/15/22[1]	3,020,000	3,059,990
Series 2015-2A, Cl. D, 4.25%, 2/15/22[1]	915,000	931,762
Series 2015-3A, Cl. D, 4.53%, 10/17/22[1]	2,530,000	2,577,108
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	273,152	273,451
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	200,000	206,581
Series 2017-1A, Cl. C, 2.70%, 11/15/22[1]	180,000	180,114
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	440,000	440,421
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	415,000	421,864
Series 2017-2A, Cl. B, 2.44%, 2/15/21[1]	280,000	280,599
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	495,000	499,241
Series 2017-3A, Cl. B, 2.40%, 5/17/21[1]	460,000	459,756
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	380,000	382,990
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	207,710	205,957
Evergreen Credit Card Trust, Series 2016-3, Cl. A, 1.734% [LIBOR01M+50], 11/16/20[1,2]	1,210,000	1,215,108
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	876,656	892,770
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	160,430	161,399
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	445,000	444,751
First Investors Auto Owner Trust, Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	890,000	893,766
Flagship Credit Auto Trust:
Series 2013-2, Cl. D, 6.26%, 2/16/21[1]	165,000	167,332
Series 2014-1, Cl. D, 4.83%, 6/15/20[1]	70,000	71,343
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	5,148	5,148
Series 2015-3, Cl. D, 7.12%, 11/15/22[1]	695,000	728,276
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	980,000	1,040,529
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21	320,000	318,750
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.537% [LIBOR01M+330], 9/27/21[1,2]	205,000	205,358
Series 2017-1, Cl. C, 2.787% [LIBOR01M+155], 6/27/22[1,2]	160,000	160,066
Series 2017-1, Cl. D, 3.537% [LIBOR01M+230], 6/27/22[1,2]	185,000	185,076
Nissan Auto Lease Trust, Series 2017-A, Cl. A3, 1.91%, 4/15/20	630,000	630,915
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	520,000	521,617
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	405,000	410,635
Series 2014-1, Cl. E, 3.92%, 5/17/21	285,000	288,968
Series 2015-5, Cl. D, 3.65%, 12/15/21	915,000	935,662
Series 2016-2, Cl. D, 3.39%, 4/15/22	300,000	304,323
Series 2017-1, Cl. D, 3.17%, 4/17/23	440,000	441,781
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	500,000	511,238
Series 2017-2, Cl. D, 3.49%, 7/17/23	190,000	192,505
Series 2017-3, Cl. D, 3.20%, 11/15/23	1,080,000	1,075,623
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	285,000	285,086
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	520,000	538,559
Series 2017-2A, Cl. E, 4.63%, 7/15/24[3]	685,000	683,299
World Financial Network Credit Card Master Trust:
Series 2012-D, Cl. A, 2.15%, 4/17/23	420,000	422,013
Series 2016-B, Cl. A, 1.44%, 6/15/22	1,010,000	1,008,135
Series 2017-A, Cl. A, 2.12%, 3/15/24	1,125,000	1,125,875
Series 2017-B, Cl. A, 1.98%, 6/15/23	845,000	845,459

Total Asset-Backed Securities (Cost $61,419,225)		61,770,369

1      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations—21.6%
Government Agency—11.7%
FHLMC/FNMA/FHLB/Sponsored—10.1%
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 9/1/33	$260,731	$285,322
5.50%, 9/1/39	334,164	369,223
6.00%, 5/1/18-11/1/21	47,091	53,001
6.50%, 3/1/18-8/1/32	248,303	272,280
7.00%, 10/1/31-10/1/37	53,341	59,565
7.50%, 1/1/32	249,436	298,572
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192,Cl. IO, 94.144%, 2/1/28[4]	5,816	1,112
Series 205,Cl. IO, 42.053%, 9/1/29[4]	32,119	6,988
Series 243,Cl. 6, 1.326%, 12/15/32[4]	72,602	12,774
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360,Cl. PZ, 7.50%, 9/15/22	231,416	252,141
Series 151,Cl. F, 9.00%, 5/15/21	2,769	2,951
Series 1674,Cl. Z, 6.75%, 2/15/24	113,193	123,169
Series 1897,Cl. K, 7.00%, 9/15/26	434,890	486,222
Series 2043,Cl. ZP, 6.50%, 4/15/28	171,146	189,134
Series 2106,Cl. FG, 1.684% [LIBOR01M+45], 12/15/28[2]	295,513	296,335
Series 2122,Cl. F, 1.684% [LIBOR01M+45], 2/15/29[2]	7,878	7,901
Series 2148,Cl. ZA, 6.00%, 4/15/29	165,466	184,006
Series 2195,Cl. LH, 6.50%, 10/15/29	120,375	135,199
Series 2326,Cl. ZP, 6.50%, 6/15/31	17,602	19,522
Series 2344,Cl. FP, 2.184% [LIBOR01M+95], 8/15/31[2]	75,982	78,091
Series 2368,Cl. PR, 6.50%, 10/15/31	54,540	61,936
Series 2412,Cl. GF, 2.184% [LIBOR01M+95], 2/15/32[2]	105,925	108,870
Series 2449,Cl. FL, 1.784% [LIBOR01M+55], 1/15/32[2]	82,437	83,633
Series 2451,Cl. FD, 2.234% [LIBOR01M+100], 3/15/32[2]	42,603	43,867
Series 2461,Cl. PZ, 6.50%, 6/15/32	203,802	238,229
Series 2464,Cl. FI, 2.234% [LIBOR01M+100], 2/15/32[2]	36,869	37,758
Series 2470,Cl. AF, 2.234% [LIBOR01M+100], 3/15/32[2]	73,096	75,264
Series 2470,Cl. LF, 2.234% [LIBOR01M+100], 2/15/32[2]	37,730	38,640
Series 2477,Cl. FZ, 1.784% [LIBOR01M+55], 6/15/31[2]	156,871	157,862
Series 2517,Cl. GF, 2.234% [LIBOR01M+100], 2/15/32[2]	32,805	33,595
Series 2635,Cl. AG, 3.50%, 5/15/32	50,181	51,617
Series 2668,Cl. AZ, 4.00%, 9/15/18	5,627	5,654
Series 2676,Cl. KY, 5.00%, 9/15/23	546,442	575,085
Series 2707,Cl. QE, 4.50%, 11/15/18	27,722	27,981
Series 2770,Cl. TW, 4.50%, 3/15/19	4,275	4,321
Series 3025,Cl. SJ, 20.224% [(3.677) x LIBOR01M+2,475], 8/15/35[2]	93,185	136,685
Series 3741,Cl. PA, 2.15%, 2/15/35	190,009	190,258
Series 3815,Cl. BD, 3.00%, 10/15/20	3,333	3,350
Series 3840,Cl. CA, 2.00%, 9/15/18	2,607	2,605
Series 3848,Cl. WL, 4.00%, 4/15/40	143,508	147,623
Series 3857,Cl. GL, 3.00%, 5/15/40	6,496	6,626
Series 3917,Cl. BA, 4.00%, 6/15/38	69,499	71,442
Series 4221,Cl. HJ, 1.50%, 7/15/23	199,642	198,271
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074,Cl. S, 99.999%, 7/17/28[4]	8,695	1,248
Series 2079,Cl. S, 99.999%, 7/17/28[4]	15,097	2,201
Series 2136,Cl. SG, 36.714%, 3/15/29[4]	426,216	70,753
Series 2399,Cl. SG, 99.999%, 12/15/26[4]	234,786	36,407
Series 2437,Cl. SB, 45.101%, 4/15/32[4]	734,369	133,254

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2526,Cl. SE, 53.675%, 6/15/29[4]	$15,113	$2,846
Series 2682,Cl. TQ, 99.999%, 10/15/33[4]	153,084	28,232
Series 2795,Cl. SH, 94.669%, 3/15/24[4]	302,671	29,147
Series 2920,Cl. S, 44.521%, 1/15/35[4]	161,666	26,751
Series 2922,Cl. SE, 12.389%, 2/15/35[4]	28,179	4,891
Series 2981,Cl. AS, 8.733%, 5/15/35[4]	269,415	39,479
Series 2981,Cl. BS, 99.999%, 5/15/35[4]	322,187	52,434
Series 3397,Cl. GS, 0.00%, 12/15/37[4,5]	103,379	17,854
Series 3424,Cl. EI, 0.00%, 4/15/38[4,5]	39,826	3,929
Series 3450,Cl. BI, 18.644%, 5/15/38[4]	182,336	28,959
Series 3606,Cl. SN, 17.572%, 12/15/39[4]	56,171	9,177
Series 3659,Cl. IE, 0.00%, 3/15/19[4,5]	69,927	1,594
Series 3685,Cl. EI, 0.00%, 3/15/19[4,5]	18,413	208
Federal National Mortgage Assn.:
2.50%, 10/1/47[6]	6,180,000	6,221,281
3.00%, 10/1/32[6]	20,785,000	21,352,529
3.50%, 10/1/47[6]	32,285,000	33,272,466
4.00%, 10/1/47[6]	14,430,000	15,188,702
4.50%, 10/1/47[6]	69,870,000	74,981,972
5.00%, 10/1/47[6]	3,795,000	4,139,788
Federal National Mortgage Assn. Pool:
5.00%, 2/1/18-7/1/33	370,712	401,554
5.50%, 4/1/21-5/1/36	177,655	196,182
6.00%, 1/1/19	67	67
6.50%, 12/1/29-1/1/34	488,566	557,980
7.00%, 1/1/30-6/1/34	619,038	719,176
7.50%, 2/1/27-3/1/33	814,798	960,519
8.50%, 7/1/32	1,390	1,500
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 214,Cl. 2, 99.999%, 3/25/23[4]	83,064	11,283
Series 221,Cl. 2, 99.999%, 5/25/23[4]	9,851	1,480
Series 254,Cl. 2, 99.999%, 1/25/24[4]	172,319	27,129
Series 301,Cl. 2, 11.272%, 4/25/29[4]	34,357	7,858
Series 313,Cl. 2, 99.999%, 6/25/31[4]	334,150	72,949
Series 319,Cl. 2, 0.407%, 2/25/32[4]	161,544	36,741
Series 321,Cl. 2, 12.832%, 4/25/32[4]	47,368	11,315
Series 324,Cl. 2, 0.00%, 7/25/32[4,5]	49,209	11,283
Series 328,Cl. 2, 0.00%, 12/25/32[4,5]	97,294	22,394
Series 331,Cl. 5, 0.00%, 2/25/33[4,5]	186,374	35,159
Series 332,Cl. 2, 0.00%, 3/25/33[4,5]	765,657	177,637
Series 334,Cl. 12, 0.00%, 3/25/33[4,5]	149,657	33,023
Series 339,Cl. 15, 1.832%, 10/25/33[4]	445,175	106,634
Series 345,Cl. 9, 0.00%, 1/25/34[4,5]	137,556	27,565
Series 351,Cl. 10, 0.00%, 4/25/34[4,5]	84,363	19,138
Series 351,Cl. 8, 0.00%, 4/25/34[4,5]	151,808	30,531
Series 356,Cl. 10, 0.00%, 6/25/35[4,5]	108,566	22,692
Series 356,Cl. 12, 0.00%, 2/25/35[4,5]	53,356	11,794
Series 362,Cl. 13, 0.00%, 8/25/35[4,5]	71,301	16,460
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-54,Cl. LH, 6.50%, 11/25/29	101,976	113,995
Series 2001-80,Cl. ZB, 6.00%, 1/25/32	88,746	99,330
Series 2002-29,Cl. F, 2.237% [LIBOR01M+100], 4/25/32[2]	41,783	42,822
Series 2002-64,Cl. FJ, 2.237% [LIBOR01M+100], 4/25/32[2]	12,866	13,186
Series 2002-68,Cl. FH, 1.734% [LIBOR01M+50], 10/18/32[2]	29,196	29,335
Series 2002-84,Cl. FB, 2.237% [LIBOR01M+100], 12/25/32[2]	185,620	190,013
Series 2002-90,Cl. FH, 1.737% [LIBOR01M+50], 9/25/32[2]	103,854	104,289
Series 2003-100,Cl. PA, 5.00%, 10/25/18	31,659	31,917
Series 2003-11,Cl. FA, 2.237% [LIBOR01M+100], 9/25/32[2]	185,625	190,017

2      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2003-112,Cl. AN, 4.00%, 11/25/18	$12,046	$12,117
Series 2003-116,Cl. FA, 1.637% [LIBOR01M+40], 11/25/33[2]	19,448	19,471
Series 2003-84,Cl. GE, 4.50%, 9/25/18	4,689	4,728
Series 2004-25,Cl. PC, 5.50%, 1/25/34	19,259	19,617
Series 2005-109,Cl. AH, 5.50%, 12/25/25	727,179	769,891
Series 2005-31,Cl. PB, 5.50%, 4/25/35	560,000	629,086
Series 2005-71,Cl. DB, 4.50%, 8/25/25	106,233	110,305
Series 2006-11,Cl. PS, 20.03% [(3.677) x LIBOR01M+2,456.67], 3/25/36[2]	86,813	133,157
Series 2006-46,Cl. SW, 19.663% [(3.677) x LIBOR01M+2,419.92], 6/25/36[2]	135,946	198,304
Series 2008-75,Cl. DB, 4.50%, 9/25/23	18,973	19,150
Series 2009-113,Cl. DB, 3.00%, 12/25/20	55,547	55,879
Series 2009-36,Cl. FA, 2.177% [LIBOR01M+94], 6/25/37[2]	26,505	27,087
Series 2009-70,Cl. TL, 4.00%, 8/25/19	49,789	50,017
Series 2010-43,Cl. KG, 3.00%, 1/25/21	37,757	38,059
Series 2011-122,Cl. EC, 1.50%, 1/25/20	36,651	36,531
Series 2011-15,Cl. DA, 4.00%, 3/25/41	70,611	72,729
Series 2011-3,Cl. EL, 3.00%, 5/25/20	94,021	94,469
Series 2011-3,Cl. KA, 5.00%, 4/25/40	166,384	177,512
Series 2011-38,Cl. AH, 2.75%, 5/25/20	2,597	2,603
Series 2011-6,Cl. BA, 2.75%, 6/25/20	42,351	42,650
Series 2011-82,Cl. AD, 4.00%, 8/25/26	79,389	80,400
Series 2012-20,Cl. FD, 1.637% [LIBOR01M+40], 3/25/42[2]	218,720	218,962
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass- Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61,Cl. SH, 34.605%, 11/18/31[4]	47,602	9,315
Series 2001-63,Cl. SD, 55.05%, 12/18/31[4]	12,361	2,359
Series 2001-68,Cl. SC, 34.912%, 11/25/31[4]	8,713	1,654
Series 2001-81,Cl. S, 42.999%, 1/25/32[4]	9,926	1,944
Series 2002-28,Cl. SA, 44.413%, 4/25/32[4]	7,202	1,373
Series 2002-38,Cl. SO, 54.949%, 4/25/32[4]	49,340	9,320
Series 2002-48,Cl. S, 44.888%, 7/25/32[4]	11,166	2,244
Series 2002-52,Cl. SL, 43.287%, 9/25/32[4]	7,237	1,427
Series 2002-56,Cl. SN, 46.526%, 7/25/32[4]	15,343	3,083
Series 2002-77,Cl. IS, 49.563%, 12/18/32[4]	84,061	18,942
Series 2002-77,Cl. SH, 43.346%, 12/18/32[4]	15,165	3,138
Series 2002-9,Cl. MS, 39.811%, 3/25/32[4]	13,502	2,637
Series 2003-13,Cl. IO, 37.148%, 3/25/33[4]	147,881	35,922
Series 2003-26,Cl. DI, 34.915%, 4/25/33[4]	114,300	26,718
Series 2003-33,Cl. SP, 40.495%, 5/25/33[4]	81,997	19,132
Series 2003-4,Cl. S, 39.547%, 2/25/33[4]	23,380	5,306
Series 2004-56,Cl. SE, 19.145%, 10/25/33[4]	383,275	74,701
Series 2005-12,Cl. SC, 25.80%, 3/25/35[4]	13,228	2,046

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2005-14,Cl. SE, 46.442%, 3/25/35[4]	$470,476	$70,883
Series 2005-40,Cl. SA, 55.473%, 5/25/35[4]	416,548	62,205
Series 2005-40,Cl. SB, 80.712%, 5/25/35[4]	661,429	89,122
Series 2005-52,Cl. JH, 20.951%, 5/25/35[4]	249,850	39,051
Series 2005-63,Cl. SA, 52.722%, 10/25/31[4]	22,824	3,884
Series 2006-90,Cl. SX, 99.999%, 9/25/36[4]	456,723	76,493
Series 2007-88,Cl. XI, 27.571%, 6/25/37[4]	471,284	80,841
Series 2008-55,Cl. SA, 0.00%, 7/25/38[4,5]	29,637	3,162
Series 2009-8,Cl. BS, 0.00%, 2/25/24[4,5]	3,340	154
Series 2010-95,Cl. DI, 39.514%, 11/25/20[4]	124,712	3,397
Series 2011-96,Cl. SA, 10.853%, 10/25/41[4]	192,491	33,527
Series 2012-134,Cl. SA, 8.064%, 12/25/42[4]	583,220	120,585
Series 2012-40,Cl. PI, 5.516%, 4/25/41[4]	979,680	147,383
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Series 302, Cl. 2, 6%, 5/1/29	3	—

		169,180,401
GNMA/Guaranteed—1.6%
Government National Mortgage Assn. I Pool:
7.00%, 4/15/28-7/15/28	52,271	57,521
7.50%, 2/15/27	4,271	4,377
8.00%, 5/15/26	8,769	8,835
Government National Mortgage Assn. II Pool:
2.25% [H15T1Y+150], 11/20/25[2]	2,441	2,519
3.50%, 10/1/47[6]	10,990,000	11,422,732
4.00%, 10/1/47[6]	14,505,000	15,273,878
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17,Cl. AI, 47.731%, 4/16/37[4]	231,952	41,886
Series 2011-52,Cl. HS, 25.563%, 4/16/41[4]	389,552	58,666

		26,870,414
Non-Agency—9.9%
Commercial—3.6%
BCAP LLC Trust:
Series 2011-R11,Cl. 18A5, 2.69% [H15T1Y+210], 9/26/35[1,2]	81,315	81,868
Series 2012-RR6,Cl. RR6, 2.054%, 11/26/36[1]	126,382	125,730
CD Commercial Mortgage Trust:
Series 2016-CD2,Cl. AM, 3.668%, 11/10/49[7]	365,000	376,364
Series 2017-CD3,Cl. AS, 3.833%, 2/10/50	530,000	554,301
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.313%, 1/25/36[7]	14,823	14,354
COMM Mortgage Trust:
Series 2013-CR6,Cl. AM, 3.147%, 3/10/46[1]	960,000	967,640
Series 2013-CR7,Cl. D, 4.427%, 3/10/46[1,7]	3,270,000	2,601,603
Series 2014-CR21,Cl. AM, 3.987%, 12/10/47	25,000	26,220
Series 2014-LC15,Cl. AM, 4.198%, 4/10/47	455,000	482,090

3      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
COMM Mortgage Trust: (Continued)
Series 2014-UBS6,Cl. AM, 4.048%, 12/10/47	$1,600,000	$1,676,655
Series 2015-CR23,Cl. AM, 3.801%, 5/10/48	1,100,000	1,136,633
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 26.185%, 12/10/45[4]	3,040,631	175,767
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Cl. A1, 5.584%, 6/25/36[7]	55,195	50,752
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	600,000	608,771
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Cl. 1A2, 1.456% [US0001M+22], 7/22/36[1,2]	5,060,144	4,787,881
FREMF Mortgage Trust:
Series 2011-K702,Cl. B, 4.93%, 4/25/44[1,7]	145,000	146,430
Series 2012-K20,Cl. C, 4.005%, 5/25/45[1,7]	4,165,000	4,214,794
Series 2013-K25,Cl. C, 3.744%, 11/25/45[1,7]	135,000	134,433
Series 2013-K26,Cl. C, 3.722%, 12/25/45[1,7]	95,000	94,690
Series 2013-K27,Cl. C, 3.615%, 1/25/46[1,7]	1,460,000	1,447,270
Series 2013-K28,Cl. C, 3.61%, 6/25/46[1,7]	2,330,000	2,307,908
Series 2013-K29,Cl. C, 3.601%, 5/25/46[1,7]	2,300,000	2,271,216
Series 2013-K712,Cl. C, 3.481%, 5/25/45[1,7]	265,000	267,457
Series 2013-K713,Cl. C, 3.274%, 4/25/46[1,7]	535,000	537,275
Series 2014-K41,Cl. B, 3.962%, 11/25/47[1,7]	2,365,000	2,422,584
Series 2014-K714,Cl. C, 3.98%, 1/25/47[1,7]	400,000	404,741
Series 2015-K44,Cl. B, 3.81%, 1/25/48[1,7]	2,310,000	2,331,249
Series 2015-K45,Cl. B, 3.714%, 4/25/48[1,7]	4,646,000	4,661,023
Series 2015-K721,Cl. B, 3.681%, 11/25/47[1,7]	1,380,000	1,389,625
Series 2017-K62,Cl. B, 4.004%, 1/25/50[1,7]	2,050,000	2,097,703
Series 2017-K724,Cl. B, 3.601%, 11/25/23[1,7]	1,535,000	1,528,207
GS Mortgage Securities Trust, Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	160,000	173,855
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10,Cl. AS, 3.372%, 12/15/47	855,000	869,591
Series 2013-C16,Cl. AS, 4.517%, 12/15/46	820,000	882,208
Series 2013-LC11,Cl. AS, 3.216%, 4/15/46	110,000	111,063
Series 2014-C20,Cl. AS, 4.043%, 7/15/47	630,000	659,692
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.52%, 7/25/35[7]	66,474	68,329
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.386%, 7/26/36[1,7]	3,196,277	3,059,363
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24,Cl. B, 4.116%, 11/15/47[7]	680,000	697,445
Series 2014-C25,Cl. AS, 4.065%, 11/15/47	2,245,000	2,350,382

	Principal Amount	Value
Commercial (Continued)
JPMBB Commercial Mortgage Securities Trust: (Continued)
Series 2014-C26,Cl. AS, 3.80%, 1/15/48	$1,515,000	$1,561,223
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Cl. AS, 3.385%, 12/15/49	610,000	610,055
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	570,000	582,431
Series 2014-C14,Cl. B, 4.796%, 2/15/47[7]	240,000	257,039
Series 2016-C30,Cl. AS, 3.175%, 9/15/49	1,020,000	1,002,535
Morgan Stanley Re-Remic Trust, Series 2012- R3, Cl. 1A, 2.754%, 11/26/36[1,7]	12,040	11,973
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.078%, 6/26/46[1,7]	122,196	122,614
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.372%, 8/25/34[7]	2,827,808	2,845,948
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.055%, 5/10/63[1,7]	930,000	781,881
Wells Fargo Commercial Mortgage Trust:
Series 2015-C29,Cl. AS, 4.013%, 6/15/48[7]	780,000	817,889
Series 2016-C37,Cl. AS, 4.018%, 12/15/49	910,000	958,372
WF-RBS Commercial Mortgage Trust:
Series 2012-C7,Cl. E, 4.981%, 6/15/45[1,7]	180,000	151,335
Series 2013-C14,Cl. AS, 3.488%, 6/15/46	640,000	658,351
Series 2014-C20,Cl. AS, 4.176%, 5/15/47	490,000	516,137
Series 2014-LC14,Cl. AS, 4.351%, 3/15/47[7]	395,000	421,412
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 32.62%, 3/15/44[1,4]	3,835,632	128,215

		60,222,572
Residential—6.3%
Banc of America Funding Trust, Series 2014- R7, Cl. 3A1, 3.177%, 3/26/36[1,7]	60,028	60,102
Bear Stearns ARM Trust:
Series 2005-2,Cl. A1, 3.26% [H15T1Y+245], 3/25/35[2]	97,247	98,427
Series 2006-1,Cl. A1, 2.91% [H15T1Y+225], 2/25/36[2]	55,907	56,127
CHL Mortgage Pass-Through Trust:
Series 2005-17,Cl. 1A8, 5.50%, 9/25/35	642,696	641,839
Series 2005-J4,Cl. A7, 5.50%, 11/25/35	601,262	604,072
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-2,Cl. 1A3, 3.27%, 5/25/35[7]	814,762	819,096
Series 2006-AR1,Cl. 1A1, 3.21% [H15T1Y+240], 10/25/35[2]	231,779	233,078
Series 2009-8,Cl. 7A2, 3.177%, 3/25/36[1,7]	10,311,820	9,899,745
Series 2012-8,Cl. 1A1, 3.386%, 10/25/35[1,7]	144,604	145,525
Series 2014-8,Cl. 1A2, 1.526% [US0001M+29], 7/20/36[1,2]	3,400,000	3,265,478
Connecticut Avenue Securities:
Series 2014-C02,Cl. 1M1, 2.187% [US0001M+95], 5/25/24[2]	378,848	380,327
Series 2014-C02,Cl. 2M1, 2.187% [US0001M+95], 5/25/24[2]	59,489	59,538
Series 2014-C03,Cl. 1M1, 2.437% [US0001M+120], 7/25/24[2]	165,200	165,390
Series 2014-C03,Cl. 1M2, 4.237% [US0001M+300], 7/25/24[2]	870,000	916,653

4      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value
Residential (Continued)
Connecticut Avenue Securities: (Continued)
Series 2014-C03,Cl. 2M1, 2.437% [US0001M+120], 7/25/24[2]	$12,757	$12,763
Series 2015-C03,Cl. 1M2, 6.237% [US0001M+500], 7/25/25[2]	1,327,829	1,469,503
Series 2015-C04,Cl. 1M1, 2.837% [US0001M+160], 4/25/28[2]	26,024	26,032
Series 2016-C03,Cl. 1M1, 3.237% [US0001M+200], 10/25/28[2]	80,405	81,780
Series 2016-C06,Cl. 1M2, 5.487% [US0001M+425], 4/25/29[2]	4,295,000	4,736,879
Series 2016-C07,Cl. 2M1, 2.537% [US0001M+130], 5/25/29[2]	536,060	538,748
Series 2016-C07,Cl. 2M2, 5.587% [US0001M+435], 5/25/29[2]	4,705,000	5,121,219
Series 2017-C01,Cl. 1M2, 4.787% [US0001M+355], 7/25/29[2]	4,140,000	4,371,158
Series 2017-C02,Cl. 2M1, 2.387% [US0001M+115], 9/25/29[2]	890,642	897,130
Series 2017-C02,Cl. 2M2, 4.887% [US0001M+365], 9/25/29[2]	2,280,000	2,414,930
Series 2017-C03,Cl. 1M1, 2.187% [US0001M+95], 10/25/29[2]	564,015	566,862
Series 2017-C04,Cl. 2M2, 4.087% [US0001M+285], 11/25/29[2]	4,190,000	4,252,170
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-G,Cl. 2A, 1.464% [US0001M+23], 12/15/35[2]	34,647	31,113
Series 2006-H,Cl. 2A1A, 1.384% [US0001M+15], 11/15/36[2]	24,230	18,088
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.536%, 7/25/35[7]	16,807	16,932
Home Equity Mortgage Trust, Series 2005-1, Cl. M6, 5.863%, 6/25/35[7]	158,818	161,639
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.547% [US0001M+31], 7/25/35[2]	24,141	24,161
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Cl. A3, 1.337% [US0001M+10], 8/25/36[2]	894,506	465,641
RALI Trust:
Series 2005-QA4,Cl. A32, 3.847%, 4/25/35[7]	2,840	54
Series 2006-QS13,Cl. 1A8, 6.00%, 9/25/36	14,794	13,242
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	2,015,601	1,926,011
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2,Cl. M2, 5.487% [US0001M+425], 11/25/23[2]	990,000	1,089,777
Series 2014-DN1,Cl. M3, 5.737% [US0001M+450], 2/25/24[2]	815,000	937,124
Series 2014-DN2,Cl. M3, 4.837% [US0001M+360], 4/25/24[2]	215,000	235,183
Series 2014-DN4,Cl. M3, 5.787% [US0001M+455], 10/25/24[2]	4,662,795	5,056,582
Series 2014-HQ2,Cl. M3, 4.987% [US0001M+375], 9/25/24[2]	6,345,000	7,119,532
Series 2015-HQA2,Cl. M2, 4.037% [US0001M+280], 5/25/28[2]	461,947	477,253
Series 2016-DNA1,Cl. M2, 4.137% [US0001M+290], 7/25/28[2]	405,000	418,597
Series 2016-DNA2,Cl. M1, 2.487% [US0001M+125], 10/25/28[2]	450,442	450,865
Series 2016-DNA2,Cl. M3, 5.887% [US0001M+465], 10/25/28[2]	3,674,000	4,123,437
Series 2016-DNA3,Cl. M1, 2.337% [US0001M+110], 12/25/28[2]	425,634	426,685
Series 2016-DNA3,Cl. M3, 6.237% [US0001M+500], 12/25/28[2]	3,845,000	4,386,609

	Principal Amount		Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2016-DNA4,Cl. M1, 2.037% [US0001M+80], 3/25/29[2]		$338,521	$338,785
Series 2016-DNA4,Cl. M3, 5.037% [US0001M+380], 3/25/29[2]		5,570,000	6,026,859
Series 2016-HQA2,Cl. M1, 2.437% [US0001M+120], 11/25/28[2]		243,101	243,388
Series 2016-HQA3,Cl. M1, 2.037% [US0001M+80], 3/25/29[2]		1,386,445	1,389,321
Series 2016-HQA3,Cl. M3, 5.087% [US0001M+385], 3/25/29[2]		5,500,000	5,974,285
Series 2016-HQA4,Cl. M1, 2.037% [US0001M+80], 4/25/29[2]		882,017	882,517
Series 2016-HQA4,Cl. M3, 5.137% [US0001M+390], 4/25/29[2]		4,580,000	4,974,901
Series 2017-DNA1,Cl. M2, 4.487% [US0001M+325], 7/25/29[2]		4,400,000	4,604,201
Series 2017-HQA1,Cl. M1, 2.437% [US0001M+120], 8/25/29[2]		917,461	925,176
Series 2017-HQA1,Cl. M2, 4.787% [US0001M+355], 8/25/29[2]		4,870,000	5,119,789
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10,Cl. A7, 3.015%, 10/25/33[7]		74,453	76,497
Series 2005-AR16,Cl. 1A1, 2.912%, 12/25/35[7]		10,109	9,881
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1,Cl. 1A1, 3.119%, 2/25/35[7]		1,126,059	1,149,891
Series 2005-AR15,Cl. 1A2, 3.561%, 9/25/35[7]		173,849	168,853
Series 2005-AR15,Cl. 1A6, 3.561%, 9/25/35[7]		2,104,573	2,029,271
Series 2005-AR4,Cl. 2A2, 3.335%, 4/25/35[7]		9,813	9,870
Series 2006-AR10,Cl. 1A1, 3.304%, 7/25/36[7]		196,438	191,667
Series 2006-AR10,Cl. 5A5, 3.386%, 7/25/36[7]		361,863	364,978
Series 2006-AR2,Cl. 2A3, 3.177%, 3/25/36[7]		1,761,912	1,777,783
Series 2006-AR7,Cl. 2A4, 3.332%, 5/25/36[7]		938,955	907,010
Series 2006-AR8,Cl. 2A1, 3.41%, 4/25/36[7]		737,170	746,228

			107,124,247

Total Mortgage-Backed Obligations (Cost $355,509,607)			363,397,634
Foreign Government Obligations—11.2%
Angola—0.1%
Republic of Angola, 9.50% Sr. Unsec. Nts., 11/12/25[1]		1,295,000	1,394,437
Argentina—0.4%
Argentine Republic:
5.375% Sr. Unsec. Nts., 1/20/23[1]	EUR	450,000	547,927
6.50% Sr. Unsec. Nts., 2/15/23[1]		595,000	628,713
6.875% Sr. Unsec. Nts., 1/26/27		790,000	854,385
7.125% Sr. Unsec. Nts., 6/28/17[1]		215,000	215,107
7.50% Sr. Unsec. Nts., 4/22/26		645,000	725,625
7.625% Sr. Unsec. Nts., 4/22/46		801,142	891,270
7.875% Sr. Unsec. Nts., 6/15/27[1]		915,000	993,965
9.125% Sr. Unsec. Nts., 3/16/24[1]		485,000	558,962
16.00% Bonds, 10/17/23	ARS	9,285,000	559,781
18.20% Unsec. Nts., 10/3/21	ARS	9,285,000	554,872

			6,530,607

5      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value
Belarus—0.0%
Republic of Belarus, 6.875% Sr. Unsec. Nts., 2/28/23[1]		$540,000	$581,971
Brazil—0.8%
Federative Republic of Brazil:
6.00% Sr. Unsec. Nts., 4/7/26		1,345,000	1,496,313
10.00% Unsec. Nts., 1/1/19	BRL	26,900,000	8,764,465
17.517% Unsec. Nts., 5/15/45[13]	BRL	1,900,000	2,033,868
17.546% Unsec. Nts., 5/15/55[13]	BRL	1,735,000	1,903,182

			14,197,828
Chile—0.2%
Republic of Chile, 4.50% Bonds, 3/1/21	CLP	2,568,500,000	4,123,390
Colombia—0.3%
Republic of Colombia:
4.00% Sr. Unsec. Nts., 2/26/24		385,000	401,651
6.125% Sr. Unsec. Nts., 1/18/41		1,915,000	2,256,827
Series B, 10.00% Bonds, 7/24/24	COP	5,146,000,000	2,108,353

			4,766,831
Croatia—0.2%
Republic of Croatia:
3.875% Sr. Unsec. Nts., 5/30/22	EUR	1,430,000	1,906,469
6.75% Sr. Unsec. Nts., 11/5/19[1]		1,230,000	1,334,145

			3,240,614
Dominican Republic—0.2%
Dominican Republic:
5.95% Sr. Unsec. Nts., 1/25/27[1]		2,130,000	2,295,075
6.85% Sr. Unsec. Nts., 1/27/45[1]		1,055,000	1,182,919

			3,477,994
Ecuador—0.2%
Republic of Ecuador:
9.625% Sr. Unsec. Nts., 6/2/27[1]		375,000	394,687
9.65% Sr. Unsec. Nts., 12/13/26[1]		1,080,000	1,144,800
10.75% Sr. Unsec. Nts., 3/28/22[1]		1,590,000	1,780,800

			3,320,287
Egypt—0.2%
Arab Republic of Egypt:
6.125% Sr. Unsec. Nts., 1/31/22[1]		1,065,000	1,104,172
8.50% Sr. Unsec. Nts., 1/31/47[1]		1,600,000	1,788,557

			2,892,729
Gabon—0.1%
Gabonese Republic, 6.375% Bonds, 12/12/24[1]		1,755,000	1,719,509
Honduras—0.1%
Republic of Honduras, 8.75% Sr. Unsec. Nts., 12/16/20[1]		1,155,000	1,320,558
Hungary—0.3%
Hungary:
5.75% Sr. Unsec. Nts., 11/22/23		2,245,000	2,605,477
Series 25/B, 5.50% Bonds, 6/24/25	HUF	439,000,000	2,049,366

			4,654,843
India—0.3%
Republic of India, 8.20% Sr. Unsec. Nts., 9/24/25	INR	270,600,000	4,456,586
Indonesia—0.9%
Perusahaan Penerbit SBSN Indonesia III:
4.35% Sr. Unsec. Nts., 9/10/24[1]		575,000	611,656
4.55% Sr. Unsec. Nts., 3/29/26[1]		965,000	1,028,931
Republic of Indonesia:
3.375% Sr. Unsec. Nts., 7/30/25[1]	EUR	290,000	378,880
3.70% Sr. Unsec. Nts., 1/8/22[1]		720,000	747,857
3.75% Sr. Unsec. Nts., 6/14/28[1]	EUR	485,000	642,286
3.85% Sr. Unsec. Nts., 7/18/27[1]		1,075,000	1,106,728
4.125% Sr. Unsec. Nts., 1/15/25[1]		340,000	357,670
4.75% Sr. Unsec. Nts., 7/18/47[1]		1,075,000	1,134,756

	Principal Amount		Value
Indonesia (Continued)
Republic of Indonesia: (Continued)
Series FR53, 8.25% Sr. Unsec. Nts., 7/15/21	IDR	33,505,000,000	$2,672,619
Series FR56, 8.375% Sr. Unsec. Nts., 9/15/26	IDR	69,095,000,000	5,832,861

			14,514,244
Iraq—0.1%
Republic of Iraq:
5.80% Unsec. Nts., 1/15/28[1]		540,000	506,601
6.752% Sr. Unsec. Nts., 3/9/23[1]		1,075,000	1,071,240

			1,577,841
Ivory Coast—0.2%
Republic of Cote d’Ivoire:
5.125% Sr. Unsec. Nts., 6/15/25[1]	EUR	1,105,000	1,355,176
5.75% Sr. Unsec. Nts., 12/31/32[7]		727,610	713,052
6.125% Sr. Unsec. Nts., 6/15/33[1]		1,290,000	1,275,464

			3,343,692
Jamaica—0.1%
Commonwealth of Jamaica:
7.875% Sr. Unsec. Nts., 7/28/45		1,075,000	1,327,625
8.00% Sr. Unsec. Nts., 3/15/39		430,000	533,737

			1,861,362
Kazakhstan—0.1%
Republic of Kazakhstan, 4.875% Sr. Unsec. Nts., 10/14/44[1]		1,035,000	1,062,070
Lebanon—0.0%
Lebanese Republic, 6.10% Sr. Unsec. Nts., 10/4/22		535,000	536,129
Malaysia—0.2%
Malaysia, 5.734% Sr. Unsec. Nts., 7/30/19	MYR	13,203,000	3,262,450
Mexico—0.4%
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	54,445,000	2,790,807
Series M20, 10.00% Bonds, 12/5/24	MXN	63,620,000	4,140,191

			6,930,998
Peru—0.2%
Republic of Peru:
5.70% Unsec. Nts., 8/12/24[1]	PEN	5,345,000	1,739,699
8.20% Sr. Unsec. Nts., 8/12/26[1]	PEN	3,335,000	1,264,226

			3,003,925
Poland—0.3%
Republic of Poland:
2.25% Bonds, 4/25/22	PLN	13,800,000	3,722,452
2.50% Bonds, 7/25/27	PLN	6,650,000	1,692,355

			5,414,807
Romania—0.3%
Romania:
2.375% Sr. Unsec. Nts., 4/19/27[1]	EUR	1,075,000	1,297,857
3.875% Sr. Unsec. Nts., 10/29/35[1]	EUR	345,000	433,639
4.875% Sr. Unsec. Nts., 1/22/24[1]		1,236,000	1,365,285
5.95% Bonds, 6/11/21	RON	9,460,000	2,713,226

			5,810,007
Russia—1.7%
Russian Federation:
Series 6208, 7.50% Bonds, 2/27/19	RUB	939,270,000	16,332,610
Series 6209, 7.60% Bonds, 7/20/22	RUB	169,585,000	2,966,143
Series 6211, 7.00% Bonds, 1/25/23	RUB	300,510,000	5,108,461
Series 6217, 7.50% Bonds, 8/18/21	RUB	225,230,000	3,918,830

			28,326,044
Senegal—0.1%
Republic of Senegal:
6.25% Sr. Unsec. Nts., 7/30/24[1]		540,000	578,275

6      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount		Value
Senegal (Continued)
Republic of Senegal: (Continued)
6.25% Unsec. Nts., 5/23/33[1]		$535,000	$551,740

			1,130,015
Serbia—0.2%
Republic of Serbia:
5.25% Sr. Unsec. Nts., 11/21/17[1]		1,005,000	1,009,768
5.875% Unsec. Nts., 12/3/18[1]		2,115,000	2,195,509

			3,205,277
South Africa—1.1%
Republic of South Africa:
Series 2023, 7.75% Bonds, 2/28/23	ZAR	22,500,000	1,650,915
Series 2037, 8.50% Bonds, 1/31/37	ZAR	32,985,000	2,196,334
Series 2048, 8.75% Bonds, 2/28/48	ZAR	9,300,000	621,582
Series R186, 10.50% Bonds, 12/21/26	ZAR	169,700,000	14,072,562

			18,541,393
Sri Lanka—0.2%
Democratic Socialist Republic of Sri Lanka:
5.875% Sr. Unsec. Nts., 7/25/22[1]		1,105,000	1,178,010
6.00% Sr. Unsec. Nts., 1/14/19[1]		1,515,000	1,566,231
6.20% Sr. Unsec. Nts., 5/11/27[1]		430,000	451,899
6.25% Sr. Unsec. Nts., 10/4/20[1]		495,000	528,603
6.85% Sr. Unsec. Nts., 11/3/25[1]		455,000	500,626

			4,225,369
Thailand—0.1%
Kingdom of Thailand, 1.875% Sr. Unsec. Nts., 6/17/22	THB	65,400,000	1,973,431
Turkey—0.5%
Republic of Turkey:
5.75% Sr. Unsec. Nts., 5/11/47		1,070,000	1,054,239
8.80% Bonds, 11/14/18	TRY	10,570,000	2,883,873
9.00% Bonds, 7/24/24	TRY	2,000,000	517,408
10.60% Bonds, 2/11/26	TRY	5,000,000	1,379,523
11.00% Bonds, 3/2/22	TRY	6,770,000	1,915,312
11.00% Bonds, 2/24/27	TRY	4,000,000	1,145,691

			8,896,046
Ukraine—0.8%
Ukraine:
7.375% Sr. Unsec. Nts., 9/25/32[1]		4,585,000	4,474,731
7.75% Sr. Unsec. Nts., 9/1/20		1,060,000	1,126,049
7.75% Sr. Unsec. Nts., 9/1/22		1,070,000	1,137,538
7.75% Sr. Unsec. Nts., 9/1/23		2,425,000	2,549,887
7.75% Sr. Unsec. Nts., 9/1/24		1,620,000	1,694,925
7.75% Sr. Unsec. Nts., 9/1/25		2,155,000	2,235,763

			13,218,893
Uruguay—0.2%
Oriental Republic of Uruguay:
5.10% Sr. Unsec. Nts., 6/18/50		3,135,000	3,313,695
9.875% Sr. Unsec. Nts., 6/20/22[1]	UYU	13,555,000	506,374

			3,820,069
Vietnam—0.1%
Socialist Republic of Vietnam, 4.80% Sr. Unsec. Nts., 11/19/24[1]		1,065,000	1,139,556

Total Foreign Government Obligations (Cost $182,728,657)			188,471,802
Corporate Loans—0.1%
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735% [LIBOR12+350], 10/11/20[2]		933,734	935,544
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.083% [LIBOR4+675], 1/30/19[2,6]		800,000	619,200

	Principal Amount	Value
Corporate Loans (Continued)
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.481% [LIBOR12+325], 10/25/20[2]	$1,293,299	$967,954

Total Corporate Loans (Cost $2,639,472)		2,522,698
Corporate Bonds and Notes—43.9%
Consumer Discretionary—8.3%
Auto Components—0.3%
American Axle & Manufacturing, Inc., 6.25% Sr. Unsec. Nts., 4/1/25[1]	1,325,000	1,354,812
Cooper-Standard Automotive, Inc., 5.625% Sr. Unsec. Nts., 11/15/26[1]	250,000	256,250
Dana Financing Luxembourg Sarl, 6.50% Sr. Unsec. Nts., 6/1/26[1]	1,245,000	1,347,712
Goodyear Tire & Rubber Co. (The), 5% Sr. Unsec. Nts., 5/31/26	665,000	695,756
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375% Sr. Sec. Nts., 12/15/23[1]	570,000	619,875
Lear Corp., 3.80% Sr. Unsec. Nts., 9/15/27	553,000	551,791
Tenneco, Inc., 5% Sr. Unsec. Nts., 7/15/26	495,000	508,613

		5,334,809
Automobiles—0.5%
Aston Martin Capital Holdings Ltd., 6.50% Sr. Sec. Nts., 4/15/22[1]	495,000	532,684
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/20[1]	785,000	786,089
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	485,000	726,549
Ford Motor Credit Co. LLC:
2.425% Sr. Unsec. Nts., 6/12/20	608,000	608,347
3.664% Sr. Unsec. Nts., 9/8/24	1,106,000	1,111,051
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	410,000	469,929
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 6/30/22	823,000	830,215
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	258,000	273,512
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[1]	944,000	930,417
Nissan Motor Acceptance Corp., 2.15% Sr. Unsec. Nts., 9/28/20[1]	586,000	586,810
Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	976,000	976,042
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[1]	699,000	740,066

		8,571,711
Distributors—0.1%
LKQ Corp., 4.75% Sr. Unsec. Nts., 5/15/23	1,582,000	1,647,258
Diversified Consumer Services—0.1%
Monitronics International, Inc., 9.125% Sr. Unsec. Nts., 4/1/20	735,000	657,825
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	697,000	743,176

		1,401,001
Hotels, Restaurants & Leisure—2.0%
1011778 B.C. ULC/New Red Finance, Inc.:
4.25% Sr. Sec. Nts., 5/15/24[1]	785,000	789,906
5.00% Sec. Nts., 10/15/25[1,6]	1,335,000	1,365,038
6.00% Sec. Nts., 4/1/22[1]	588,000	606,890
Aramark Services, Inc.:
4.75% Sr. Unsec. Nts., 6/1/26	745,000	786,273
5.00% Sr. Unsec. Nts., 4/1/25[1]	463,000	496,567
Boyd Gaming Corp.:
6.375% Sr. Unsec. Nts., 4/1/26	235,000	257,031

7      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Boyd Gaming Corp.: (Continued)
6.875% Sr. Unsec. Nts., 5/15/23	$675,000	$724,363
CEC Entertainment, Inc., 8% Sr. Unsec. Nts., 2/15/22	945,000	985,162
Churchill Downs, Inc., 5.375% Sr. Unsec. Nts., 12/15/21	460,000	476,675
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25% Sr. Unsec. Nts., 10/15/25[1,6]	1,330,000	1,330,000
Eldorado Resorts, Inc., 6% Sr. Unsec. Nts., 4/1/25	650,000	685,880
Gateway Casinos & Entertainment Ltd., 8.25% Sec. Nts., 3/1/24[1]	390,000	410,475
Golden Nugget, Inc., 8.75% Sr. Sub. Nts., 10/1/25[1]	1,465,000	1,494,300
Hilton Domestic Operating Co., Inc., 4.25% Sr. Unsec. Nts., 9/1/24	500,000	511,250
Hilton Grand Vacations Borrower LLC/ Hilton Grand Vacations Borrower, Inc., 6.125% Sr. Unsec. Nts., 12/1/24[1]	1,260,000	1,386,315
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	2,100,000	2,332,050
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC:
4.75% Sr. Unsec. Nts., 6/1/27[1]	1,315,000	1,357,738
5.25% Sr. Unsec. Nts., 6/1/26[1]	995,000	1,057,187
Landry’s, Inc., 6.75% Sr. Unsec. Nts., 10/15/24[1]	2,045,000	2,073,119
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	388,000	395,694
Melco Resorts Finance Ltd., 4.875% Sr. Unsec. Nts., 6/6/25[1]	1,380,000	1,389,682
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 5.625% Sr. Unsec. Nts., 5/1/24	1,380,000	1,502,240
MGM Resorts International:
6.00% Sr. Unsec. Nts., 3/15/23	1,370,000	1,513,850
6.625% Sr. Unsec. Nts., 12/15/21	1,155,000	1,302,263
Mohegan Gaming & Entertainment, 7.875% Sr. Unsec. Nts., 10/15/24[1]	780,000	836,550
Penn National Gaming, Inc., 5.625% Sr. Unsec. Nts., 1/15/27[1]	1,295,000	1,346,800
PF Chang’s China Bistro, Inc., 10.25% Sr. Unsec. Nts., 6/30/20[1]	550,000	540,375
Premier Cruises Ltd., 11% Sr. Unsec. Nts., 3/15/08[1,8,9]	250,000	—
Scientific Games International, Inc., 10% Sr. Unsec. Nts., 12/1/22	1,727,000	1,919,129
Silversea Cruise Finance Ltd., 7.25% Sr. Sec. Nts., 2/1/25[1]	510,000	548,250
Six Flags Entertainment Corp., 4.875% Sr. Unsec. Nts., 7/31/24[1]	500,000	510,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.875% Sr. Sec. Nts., 5/15/25[1]	1,310,000	1,290,350
Viking Cruises Ltd., 5.875% Sr. Unsec. Nts., 9/15/27[1]	535,000	538,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25% Sr. Unsec. Nts., 5/15/27[1]	390,000	397,796
Wynn Macau Ltd.:
4.875% Sr. Unsec. Nts., 10/1/24[1]	135,000	137,869
5.50% Sr. Unsec. Nts., 10/1/27[1]	135,000	137,278

		33,432,528
Household Durables—1.3%
American Greetings Corp., 7.875% Sr. Unsec. Nts., 2/15/25[3]	1,020,000	1,109,250
AV Homes, Inc., 6.625% Sr. Unsec. Nts., 5/15/22	1,310,000	1,352,575

	Principal Amount	Value
Household Durables (Continued)
Beazer Homes USA, Inc.:
5.875% Sr. Unsec. Nts., 10/15/27[1,6]	$935,000	$937,337
6.75% Sr. Unsec. Nts., 3/15/25	1,335,000	1,412,563
7.25% Sr. Unsec. Nts., 2/1/23	870,000	909,150
8.75% Sr. Unsec. Nts., 3/15/22	785,000	871,350
K Hovnanian Enterprises, Inc., 10% Sec. Nts., 7/15/22[1]	530,000	551,200
KB Home, 7.625% Sr. Unsec. Nts., 5/15/23	1,075,000	1,234,853
Lennar Corp.:
4.50% Sr. Unsec. Nts., 4/30/24	95,000	98,067
4.75% Sr. Unsec. Nts., 5/30/25	2,638,000	2,766,603
M/I Homes, Inc., 5.625% Sr. Unsec. Nts., 8/1/25[1]	795,000	815,869
Mattamy Group Corp., 6.50% Sr. Unsec. Nts., 10/1/25[1]	265,000	272,950
Meritage Homes Corp., 7.15% Sr. Unsec. Nts., 4/15/20	445,000	491,725
Newell Brands, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	386,000	387,530
5.00% Sr. Unsec. Nts., 11/15/23	628,000	669,769
5.50% Sr. Unsec. Nts., 4/1/46	269,000	318,732
PulteGroup, Inc.:
5.00% Sr. Unsec. Nts., 1/15/27	1,355,000	1,414,281
5.50% Sr. Unsec. Nts., 3/1/26	740,000	809,671
6.00% Sr. Unsec. Nts., 2/15/35	80,000	83,800
Standard Industries, Inc., 5.50% Sr. Unsec. Nts., 2/15/23[1]	245,000	260,006
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875% Sr. Unsec. Nts., 4/15/23[3]	1,160,000	1,235,400
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	1,574,000	1,650,733
4.875% Sr. Unsec. Nts., 3/15/27	375,000	388,163
Whirlpool Corp., 1.65% Sr. Unsec. Nts., 11/1/17	280,000	280,015
William Lyon Homes, Inc., 5.875% Sr. Unsec. Nts., 1/31/25	1,020,000	1,048,050

		21,369,642
Internet & Catalog Retail—0.1%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	271,000	314,004
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	1,545,000	1,569,012

		1,883,016
Leisure Equipment & Products—0.1%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	647,000	646,110
Proven Honour Capital Ltd., 4.125% Sr. Unsec. Nts., 5/6/26	1,400,000	1,443,426

		2,089,536
Media—2.7%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	357,000	381,873
Altice Financing SA, 6.50% Sec. Nts., 1/15/22[1]	1,370,000	1,428,225
Altice Finco SA, 8.125% Sec. Nts., 1/15/24[1]	695,000	754,075
AMC Entertainment Holdings, Inc.:
5.75% Sr. Sub. Nts., 6/15/25	745,000	735,687
5.875% Sr. Sub. Nts., 11/15/26	760,000	748,600
6.125% Sr. Sub. Nts., 5/15/27	520,000	516,100
AMC Networks, Inc., 4.75% Sr. Unsec. Nts., 8/1/25	530,000	536,625
Belo Corp., 7.75% Sr. Unsec. Nts., 6/1/27	1,362,000	1,549,275
Block Communications, Inc., 6.875% Sr. Unsec. Nts., 2/15/25[1]	255,000	278,026

8      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value
Media (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00% Sr. Unsec. Nts., 2/1/28[1]	$1,060,000	$1,065,300
5.125% Sr. Unsec. Nts., 5/1/27[1]	1,040,000	1,056,900
5.75% Sr. Unsec. Nts., 2/15/26[1]	1,315,000	1,384,037
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[1]	532,000	544,635
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47[1]	535,000	555,651
Cinemark USA, Inc., 4.875% Sr. Unsec. Nts., 6/1/23	495,000	502,425
Clear Channel International BV, 8.75% Sr. Unsec. Nts., 12/15/20[1]	265,000	279,575
Clear Channel Worldwide Holdings, Inc.:
6.50% Sr. Unsec. Nts., Series B, 11/15/22	1,465,000	1,516,275
7.625% Sr. Sub. Nts., Series B, 3/15/20	2,035,000	2,017,194
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	823,000	1,094,435
CSC Holdings LLC:
5.25% Sr. Unsec. Nts., 6/1/24	715,000	724,831
5.50% Sr. Unsec. Nts., 4/15/27[1]	750,000	781,875
10.875% Sr. Unsec. Nts., 10/15/25[1]	722,000	894,378
DISH DBS Corp.:
5.875% Sr. Unsec. Nts., 11/15/24	3,270,000	3,438,241
7.75% Sr. Unsec. Nts., 7/1/26	250,000	287,500
Gray Television, Inc.:
5.125% Sr. Unsec. Nts., 10/15/24[1]	760,000	765,700
5.875% Sr. Unsec. Nts., 7/15/26[1]	1,770,000	1,827,525
iHeartCommunications, Inc., 9% Sr. Sec. Nts., 12/15/19	1,455,000	1,116,712
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	283,000	297,615
Lions Gate Entertainment Corp., 5.875% Sr. Unsec. Nts., 11/1/24[1]	1,355,000	1,429,525
MDC Partners, Inc., 6.50% Sr. Unsec. Nts., 5/1/24[1]	255,000	258,188
Myriad International Holdings BV, 4.85% Sr. Unsec. Nts., 7/6/27[1]	535,000	554,528
Nexstar Broadcasting, Inc., 5.625% Sr. Unsec. Nts., 8/1/24[1]	1,095,000	1,136,063
Salem Media Group, Inc., 6.75% Sr. Sec. Nts., 6/1/24[1]	775,000	809,875
SFR Group SA, 6% Sr. Sec. Nts., 5/15/22[1]	895,000	936,394
Sinclair Television Group, Inc., 5.625% Sr. Unsec. Nts., 8/1/24[1]	995,000	1,023,606
Sirius XM Radio, Inc.:
3.875% Sr. Unsec. Nts., 8/1/22[1]	450,000	462,465
5.375% Sr. Unsec. Nts., 7/15/26[1]	995,000	1,049,725
Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[1]	433,000	444,797
6.10% Sr. Unsec. Nts., 2/15/18[1]	317,000	322,194
TEGNA, Inc., 5.50% Sr. Unsec. Nts., 9/15/24[1]	650,000	686,562
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	648,000	616,057
Time Warner, Inc., 3.875% Sr. Unsec. Nts., 1/15/26	200,000	203,377
Townsquare Media, Inc., 6.50% Sr. Unsec. Nts., 4/1/231	265,000	269,969
Tribune Media Co., 5.875% Sr. Unsec. Nts., 7/15/22	725,000	757,625
Univision Communications, Inc.:
5.125% Sr. Sec. Nts., 5/15/23[1]	245,000	250,512
5.125% Sr. Sec. Nts., 2/15/25[1]	2,175,000	2,199,469

	Principal Amount	Value
Media (Continued)
Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	$191,000	$182,960
3.45% Sr. Unsec. Nts., 10/4/26	231,000	222,312
4.375% Sr. Unsec. Nts., 3/15/43	676,000	584,153
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/26[1]	577,000	602,965
5.50% Sr. Sec. Nts., 8/15/26[1]	705,000	744,656
Ziggo Secured Finance BV, 5.50% Sr. Sec. Nts., 1/15/27[1]	1,930,000	1,982,477

		44,809,744
Multiline Retail—0.1%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	2,106,000	2,231,518
Specialty Retail—0.7%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	174,000	173,097
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	574,000	623,371
GameStop Corp.:
5.50% Sr. Unsec. Nts., 10/1/19[1]	1,330,000	1,364,912
6.75% Sr. Unsec. Nts., 3/15/21[1]	1,425,000	1,489,125
Guitar Center, Inc., 6.50% Sr. Sec. Nts., 4/15/19[1]	365,000	333,063
L Brands, Inc.:
5.625% Sr. Unsec. Nts., 2/15/22	867,000	929,771
6.875% Sr. Unsec. Nts., 11/1/35	2,335,000	2,288,300
Lithia Motors, Inc., 5.25% Sr. Unsec. Nts., 8/1/25[1]	530,000	551,863
Murphy Oil USA, Inc., 5.625% Sr. Unsec. Nts., 5/1/27	260,000	280,475
PetSmart, Inc.:
5.875% Sr. Sec. Nts., 6/1/25[1]	525,000	460,688
7.125% Sr. Unsec. Nts., 3/15/23[1]	1,395,000	1,092,006
8.875% Sr. Unsec. Nts., 6/1/25[1]	260,000	207,025
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	555,000	564,006
Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	475,000	489,250
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	617,000	611,601
Sonic Automotive, Inc., 6.125% Sr. Sub. Nts., 3/15/27	650,000	669,500

		12,128,053
Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc.:
4.625% Sr. Unsec. Nts., 5/15/24[1]	425,000	444,656
4.875% Sr. Unsec. Nts., 5/15/26[1]	1,370,000	1,429,937
Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	654,000	692,423
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	412,000	422,300
Springs Industries, Inc., 6.25% Sr. Sec. Nts., 6/1/21	1,460,000	1,509,275
Wrangler Buyer Corp., 6% Sr. Unsec. Nts., 10/1/25[1]	265,000	270,963

		4,769,554
Consumer Staples—2.6%
Beverages—0.3%
Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	970,000	972,744
3.65% Sr. Unsec. Nts., 2/1/26	508,000	526,253
4.90% Sr. Unsec. Nts., 2/1/46	343,000	391,924
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	390,000	619,827
Coca-Cola Icecek AS, 4.215% Sr. Unsec. Nts., 9/19/24[1]	1,035,000	1,049,572

9      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Molson Coors Brewing Co.:
1.45% Sr. Unsec. Nts., 7/15/19	$348,000	$344,328
2.10% Sr. Unsec. Nts., 7/15/21	833,000	821,893
4.20% Sr. Unsec. Nts., 7/15/46	130,000	129,966
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	704,000	756,946

		5,613,453
Food & Staples Retailing—0.6%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625% Sr. Unsec. Nts., 6/15/24	745,000	697,506
Fresh Market, Inc. (The), 9.75% Sr. Sec. Nts., 5/1/23[1]	705,000	437,100
Ingles Markets, Inc., 5.75% Sr. Unsec. Nts., 6/15/23	1,610,000	1,581,825
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	40,000	40,079
6.80% Sr. Unsec. Nts., 12/15/18	287,000	303,392
6.90% Sr. Unsec. Nts., 4/15/38	221,000	276,721
New Albertson’s, Inc., 7.45% Sr. Unsec. Nts., 8/1/29	740,000	577,200
Omnicare, Inc., 4.75% Sr. Unsec. Nts., 12/1/22	1,765,000	1,896,135
Performance Food Group, Inc., 5.50% Sr. Unsec. Nts., 6/1/24[1]	495,000	512,325
Rite Aid Corp., 6.125% Sr. Unsec. Nts., 4/1/23[1]	2,050,000	2,001,312
Simmons Foods, Inc., 7.875% Sec. Nts., 10/1/21[1]	890,000	945,959
SUPERVALU, Inc.:
6.75% Sr. Unsec. Nts., 6/1/21	740,000	704,850
7.75% Sr. Unsec. Nts., 11/15/22	630,000	593,775
US Foods, Inc., 5.875% Sr. Unsec. Nts., 6/15/24[1]	125,000	131,562

		10,699,741
Food Products—0.9%
Adecoagro SA, 6% Sr. Unsec. Nts., 9/21/27[1]	575,000	575,287
B&G Foods, Inc., 5.25% Sr. Unsec. Nts., 4/1/25	260,000	265,850
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	590,000	569,370
8.50% Sr. Unsec. Nts., 6/15/19	823,000	909,284
Dean Foods Co., 6.50% Sr. Unsec. Nts., 3/15/23[1]	1,780,000	1,811,150
Dole Food Co., Inc., 7.25% Sr. Sec. Nts., 6/15/25[1]	780,000	847,275
JBS USA LUX SA/JBS USA Finance, Inc., 5.75% Sr. Unsec. Nts., 6/15/25[1]	1,315,000	1,316,644
Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25	542,000	558,952
4.375% Sr. Unsec. Nts., 6/1/46	579,000	569,702
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[1]	498,000	524,145
Minerva Luxembourg SA, 6.50% Sr. Unsec. Nts., 9/20/26[1]	590,000	598,260
Mondelez International Holdings Netherlands BV, 1.625% Sr. Unsec. Nts., 10/28/19[1]	966,000	958,967
Pilgrim’s Pride Corp.:
5.75% Sr. Unsec. Nts., 3/15/25[1]	910,000	941,850
5.875% Sr. Unsec. Nts., 9/30/27[1]	265,000	272,288
Post Holdings, Inc., 5.75% Sr. Unsec. Nts., 3/1/27[1]	795,000	822,825
Smithfield Foods, Inc., 2.70% Sr. Unsec. Nts., 1/31/20[1]	932,000	935,775
TreeHouse Foods, Inc., 6% Sr. Unsec.
Nts., 2/15/24[1]	1,555,000	1,669,681

	Principal Amount	Value
Food Products (Continued)
Tyson Foods, Inc., 3.55% Sr. Unsec. Nts., 6/2/27	$460,000	$466,013
WhiteWave Foods Co. (The), 5.375% Sr. Unsec. Nts., 10/1/22	670,000	755,075

		15,368,393
Household Products—0.1%
Kronos Acquisition Holdings, Inc., 9% Sr. Unsec. Nts., 8/15/23[1]	645,000	630,487
Reckitt Benckiser Treasury Services plc, 2.375% Sr. Unsec. Nts., 6/24/22[1]	818,000	816,266
Spectrum Brands, Inc., 6.125% Sr. Unsec. Nts., 12/15/24	360,000	387,450

		1,834,203
Personal Products—0.4%
Avon International Operations, Inc., 7.875% Sr. Sec. Nts., 8/15/22[1]	3,225,000	3,362,062
Edgewell Personal Care Co., 4.70% Sr. Unsec. Nts., 5/24/22	85,000	91,587
Revlon Consumer Products Corp.:
5.75% Sr. Unsec. Nts., 2/15/21	2,495,000	2,189,363
6.25% Sr. Unsec. Nts., 8/1/24	500,000	388,750

		6,031,762
Tobacco—0.3%
Altria Group, Inc., 4% Sr. Unsec. Nts., 1/31/24	619,000	657,828
BAT Capital Corp., 3.557% Sr. Unsec. Nts., 8/15/27[1]	458,000	460,324
Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	947,000	947,552
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	312,000	382,876
Vector Group Ltd., 6.125% Sr. Sec. Nts., 2/1/25[1]	1,810,000	1,877,875

		4,326,455
Energy—7.5%
Energy Equipment & Services—1.1%
Calfrac Holdings LP, 7.50% Sr. Unsec. Nts., 12/1/20[1]	925,000	893,781
Ensco plc, 5.20% Sr. Unsec. Nts., 3/15/25	685,000	578,825
Exterran Energy Solutions LP/EES Finance Corp., 8.125% Sr. Unsec. Nts., 5/1/25[1]	260,000	269,750
Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	203,000	223,389
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	522,000	552,661
McDermott International, Inc., 8% Sec. Nts., 5/1/21[1]	1,350,000	1,400,625
Noble Holding International Ltd., 7.75% Sr. Unsec. Nts., 1/15/24	760,000	678,300
Parker Drilling Co., 6.75% Sr. Unsec. Nts., 7/15/22	1,665,000	1,336,162
Pertamina Persero PT:
5.625% Sr. Unsec. Nts., 5/20/43[1]	962,000	1,037,499
6.45% Sr. Unsec. Nts., 5/30/44[1]	2,810,000	3,339,426
Pioneer Energy Services Corp., 6.125% Sr. Unsec. Nts., 3/15/22	1,515,000	1,287,750
Rowan Cos., Inc., 7.375% Sr. Unsec. Nts., 6/15/25	1,775,000	1,743,937
Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[1]	789,000	789,765
4.00% Sr. Unsec. Nts., 12/21/25[1]	528,000	554,129
SESI LLC, 7.75% Sr. Unsec. Nts., 9/15/24[1]	795,000	824,812
Transocean, Inc., 9% Sr. Unsec. Nts., 7/15/23[1]	1,105,000	1,196,163

10      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value
Energy Equipment & Services (Continued)
Trinidad Drilling Ltd., 6.625% Sr. Unsec. Nts., 2/15/25[1]	$385,000	$361,900
Unit Corp., 6.625% Sr. Sub. Nts., 5/15/21	995,000	1,002,463
Weatherford International Ltd., 9.875% Sr. Unsec. Nts., 2/15/24[1]	1,327,000	1,466,335

		19,537,672
Oil, Gas & Consumable Fuels—6.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875% Sr. Unsec. Nts., 12/15/24[1]	795,000	862,575
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	213,000	203,377
6.20% Sr. Unsec. Nts., 3/15/40	175,000	203,888
Andeavor, 5.125% Sr. Unsec. Nts., 12/15/26[1]	835,000	917,583
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	694,000	746,050
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	263,000	265,285
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6% Sr. Unsec. Nts., 2/15/25[1]	1,150,000	1,220,437
Baytex Energy Corp., 5.625% Sr. Unsec. Nts., 6/1/24[1]	1,270,000	1,163,955
Bharat Petroleum Corp. Ltd., 4% Sr. Unsec. Nts., 5/8/25	1,105,000	1,137,531
Bill Barrett Corp.:
7.00% Sr. Unsec. Nts., 10/15/22	1,370,000	1,322,050
8.75% Sr. Unsec. Nts., 6/15/25	525,000	506,625
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125% Sr. Unsec. Nts., 11/15/22[1]	570,000	594,225
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	422,000	449,643
BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	967,000	966,896
Buckeye Partners LP, 3.95% Sr. Unsec. Nts., 12/1/26	230,000	227,244
California Resources Corp., 8% Sec. Nts., 12/15/22[1]	658,000	430,167
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50% Sr. Unsec. Nts., 4/15/21	1,940,000	1,904,837
Carrizo Oil & Gas, Inc., 6.25% Sr. Unsec. Nts., 4/15/23	445,000	453,900
Cenovus Energy, Inc., 5.40% Sr. Unsec. Nts., 6/15/47[1]	90,000	90,533
Cheniere Corpus Christi Holdings LLC:
5.125% Sr. Sec. Nts., 6/30/27[1]	525,000	543,375
7.00% Sr. Sec. Nts., 6/30/24	1,710,000	1,951,537
Chesapeake Energy Corp.:
6.125% Sr. Unsec. Nts., 2/15/21	520,000	525,200
8.00% Sec. Nts., 12/15/22[1]	666,000	720,945
8.00% Sr. Unsec. Nts., 1/15/25[1]	265,000	268,312
8.00% Sr. Unsec. Nts., 6/15/27[1,6]	270,000	267,975
Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	972,000	970,687
CITGO Petroleum Corp., 6.25% Sr. Sec. Nts., 8/15/22[1]	70,000	72,450
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12% Sec. Nts., 11/1/21	1,440,000	1,519,200
Columbia Pipeline Group, Inc.:
3.30% Sr. Unsec. Nts., 6/1/20	833,000	853,000
4.50% Sr. Unsec. Nts., 6/1/25	438,000	468,507
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	108,000	121,903

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
ConocoPhillips Co.: (Continued)
5.95% Sr. Unsec. Nts., 3/15/46	$212,000	$273,395
CONSOL Energy, Inc.:
5.875% Sr. Unsec. Nts., 4/15/22	445,000	451,675
8.00% Sr. Unsec. Nts., 4/1/23	625,000	667,225
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22	520,000	530,400
Cosan Ltd., 5.95% Sr. Unsec. Nts., 9/20/24[1]	395,000	404,974
CVR Refining LLC/Coffeyville Finance, Inc., 6.50% Sr. Unsec. Nts., 11/1/22	1,400,000	1,435,000
Denbury Resources, Inc.:
4.625% Sr. Sub. Nts., 7/15/23	805,000	426,650
5.50% Sr. Sub. Nts., 5/1/22	662,000	382,305
6.375% Sr. Sub. Nts., 8/15/21	805,000	487,025
9.00% Sec. Nts., 5/15/21[1]	1,140,000	1,118,625
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	260,000	264,030
Energy Transfer Equity LP, 7.50% Sr. Sec. Nts., 10/15/20	900,000	1,018,125
Energy Transfer LP, 5.30% Sr. Unsec. Nts., 4/15/47	255,000	256,386
EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	233,000	244,143
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	144,000	157,532
4.90% Sr. Unsec. Nts., 5/15/46	121,000	132,635
Enviva Partners LP/Enviva Partners Finance Corp., 8.50% Sr. Unsec. Nts., 11/1/21	1,235,000	1,319,906
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% Sr. Unsec. Nts., 9/1/22	645,000	411,187
8.00% Sr. Sec. Nts., 11/29/24[1]	1,260,000	1,278,900
8.00% Sec. Nts., 2/15/25[1]	1,022,000	800,992
9.375% Sr. Unsec. Nts., 5/1/20	635,000	531,812
EQT Corp., 6.50% Sr. Unsec. Nts., 4/1/18	443,000	452,426
Extraction Oil & Gas, Inc., 7.375% Sr. Unsec. Nts., 5/15/24[1]	265,000	276,925
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50% Sec. Nts., 4/1/23[1]	1,300,000	1,144,000
Gazprom OAO Via Gaz Capital SA, 4.95% Sr. Unsec. Nts., 7/19/22[1]	2,555,000	2,681,600
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75% Sr. Unsec. Nts., 2/15/21	515,000	519,506
6.00% Sr. Unsec. Nts., 5/15/23	885,000	882,788
6.50% Sr. Unsec. Nts., 10/1/25	795,000	790,031
Geopark Ltd., 6.50% Sr. Sec. Nts., 9/21/24[1]	460,000	463,450
Gulfport Energy Corp., 6% Sr. Unsec. Nts., 10/15/24	1,070,000	1,083,375
Halcon Resources Corp.:
6.75% Sr. Unsec. Nts., 2/15/25[1]	530,000	551,200
12.00% Sec. Nts., 2/15/22[1]	274,000	331,540
Holly Energy Partners LP/Holly Energy Finance Corp., 6% Sr. Unsec. Nts., 8/1/24[1]	265,000	279,244
Indian Oil Corp. Ltd., 5.75% Sr. Unsec. Nts., 8/1/23	1,305,000	1,476,245
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75% Sr. Unsec. Nts., 4/1/22	2,213,000	1,820,193
KazMunayGas National Co. JSC:
4.40% Sr. Unsec. Nts., 4/30/23[1]	480,000	489,362
5.75% Sr. Unsec. Nts., 4/19/47[1]	2,060,000	2,036,149
6.375% Sr. Unsec. Nts., 4/9/21[1]	1,685,000	1,846,196
7.00% Sr. Unsec. Nts., 5/5/20[1]	1,580,000	1,726,008

11      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value
Oil, Gas & Consumable Fuels (Continued)
Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45		$728,000	$787,639
LBC Tank Terminals Holding Netherlands BV, 6.875% Sr. Unsec. Nts., 5/15/23[3]		475,000	501,125
Marathon Oil Corp., 4.40% Sr. Unsec. Nts., 7/15/27		470,000	480,711
MEG Energy Corp.:
6.50% Sec. Nts., 1/15/25[1]		520,000	508,300
7.00% Sr. Unsec. Nts., 3/31/24[1]		1,355,000	1,168,688
Murphy Oil Corp., 6.875% Sr. Unsec. Nts., 8/15/24		720,000	769,493
Murray Energy Corp., 11.25% Sec. Nts., 4/15/21[1]		3,240,000	1,944,000
Newfield Exploration Co., 5.625% Sr. Unsec. Nts., 7/1/24		515,000	554,913
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% Sr. Unsec. Nts., 3/1/25		1,295,000	1,210,825
6.875% Sr. Unsec. Nts., 10/15/21		630,000	633,150
7.50% Sr. Unsec. Nts., 11/1/23		1,290,000	1,290,000
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44		240,000	248,488
Novatek OAO via Novatek Finance DAC, 4.422% Sr. Unsec. Nts., 12/13/22[1]		605,000	623,483
NuStar Logistics LP, 5.625% Sr. Unsec. Nts., 4/28/27		785,000	830,138
Oasis Petroleum, Inc., 6.875% Sr. Unsec. Nts., 1/15/23		2,150,000	2,193,000
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25		364,000	389,750
ONEOK, Inc., 7.50% Sr. Unsec. Nts., 9/1/23		1,460,000	1,750,963
PBF Holding Co. LLC/PBF Finance Corp.:
7.00% Sr. Sec. Nts., 11/15/23		1,835,000	1,899,225
7.25% Sr. Unsec. Nts., 6/15/25[1]		800,000	820,000
Peabody Energy Corp.:
6.00% Sr. Sec. Nts., 11/15/18[8,9,10]		1,110,000	1
6.375% Sr. Sec. Nts., 3/31/25[1]		515,000	531,094
10.00% Sr. Sec. Nts., 3/15/22[8,9,10]		2,075,000	2
Petrobras Global Finance BV:
4.375% Sr. Unsec. Nts., 5/20/23		1,730,000	1,714,430
5.299% Sr. Unsec. Nts., 1/27/25[1]		850,000	849,788
5.999% Sr. Unsec. Nts., 1/27/28[1]		4,307,000	4,312,384
6.125% Sr. Unsec. Nts., 1/17/22		1,455,000	1,567,763
6.85% Sr. Unsec. Nts., 6/5/15		2,130,000	2,034,683
Petroleos Mexicanos:
3.75% Sr. Unsec. Nts., 2/21/24[11]	EUR	205,000	258,104
3.75% Sr. Unsec. Nts., 4/16/26	EUR	1,145,000	1,391,418
4.625% Sr. Unsec. Nts., 9/21/23		2,680,000	2,774,872
5.375% Sr. Unsec. Nts., 3/13/22[1]		510,000	545,547
6.375% Sr. Unsec. Nts., 2/4/21		1,055,000	1,158,401
6.75% Sr. Unsec. Nts., 9/21/47[1]		1,950,000	2,079,480
6.875% Sr. Unsec. Nts., 8/4/26		795,000	906,300
Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25		444,000	443,624
Proven Glory Capital Ltd., 4% Sr. Unsec. Nts., 2/21/27[11]		290,000	294,721
Resolute Energy Corp., 8.50% Sr. Unsec. Nts., 5/1/20		2,435,000	2,489,788
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28		465,000	469,492
Saka Energi Indonesia PT, 4.45% Sr. Unsec. Nts., 5/5/24[1]		710,000	720,859
Sanchez Energy Corp.:
6.125% Sr. Unsec. Nts., 1/15/23		1,070,000	925,550
7.75% Sr. Unsec. Nts., 6/15/21		405,000	385,763
SemGroup Corp./Rose Rock Finance Corp., 5.625% Sr. Unsec. Nts., 11/15/23		545,000	532,738

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Shell International Finance BV, 4% Sr. Unsec. Nts., 5/10/46	$320,000	$324,269
Southwestern Energy Co., 7.50% Sr. Unsec. Nts., 4/1/26	265,000	275,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75% Sr. Unsec. Nts., 4/15/25	515,000	525,300
Sunoco Logistics Partners Operations LP, 4% Sr. Unsec. Nts., 10/1/27	516,000	514,887
Sunoco LP/Sunoco Finance Corp., 6.375% Sr. Unsec. Nts., 4/1/23	755,000	805,963
SURA Asset Management SA, 4.375% Sr. Unsec. Nts., 4/11/27[1]	735,000	749,700
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50% Sr. Unsec. Nts., 9/15/24[1]	690,000	712,425
Topaz Marine SA, 9.125% Sr. Unsec. Nts., 7/26/22[1]	365,000	367,099
Ultra Resources, Inc.:
6.875% Sr. Unsec. Nts., 4/15/22[1]	390,000	398,288
7.125% Sr. Unsec. Nts., 4/15/25[1]	520,000	525,850
Ultrapar International SA, 5.25% Sr. Unsec. Nts., 10/6/26[1]	495,000	512,944
WildHorse Resource Development Corp., 6.875% Sr. Unsec. Nts., 2/1/25[1]	530,000	530,663
Williams Partners LP, 3.75% Sr. Unsec. Nts., 6/15/27	383,000	383,052
WPX Energy, Inc., 8.25% Sr. Unsec. Nts., 8/1/23	1,140,000	1,283,925
YPF SA, 6.95% Sr. Unsec. Nts., 7/21/27[1]	1,085,000	1,154,707

		107,448,417
Financials—7.8%
Capital Markets—1.9%
Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	541,000	553,137
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[1,6]	383,000	378,272
Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	923,000	949,919
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	512,000	531,990
Credit Suisse Group AG, 7.125% [USSW5+510.8] Jr. Sub. Perpetual Bonds[2,12]	620,000	669,600
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	360,000	386,864
Diamond Resorts International, Inc.:
7.75% Sr. Sec. Nts., 9/1/23[1]	1,385,000	1,495,800
10.75% Sr. Unsec. Nts., 9/1/24[1]	850,000	909,500
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp., 5% Sr. Unsec. Nts., 8/1/21[1]	1,595,000	1,626,586
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[2,12]	1,718,000	1,833,965
Equate Petrochemical BV, 4.25% Sr. Unsec. Nts., 11/3/26[1]	1,010,000	1,041,108
First Data Corp.:
5.00% Sr. Sec. Nts., 1/15/24[1]	1,350,000	1,406,767
5.75% Sec. Nts., 1/15/24[1]	910,000	955,500
7.00% Sr. Unsec. Nts., 12/1/23[1]	2,090,000	2,236,927
Flex Acquisition Co., Inc., 6.875% Sr. Unsec. Nts., 1/15/25[1]	1,530,000	1,591,200
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	543,000	545,000
3.75% Sr. Unsec. Nts., 2/25/26	522,000	535,120
5.70% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L2,12	496,000	513,360

12      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value
Capital Markets (Continued)
Koks OAO Via Koks Finance DAC, 7.50% Sr. Unsec. Nts., 5/4/22[1]	$1,270,000	$1,367,498
Macquarie Bank Ltd. (London), 6.125% [USSW5+370.3] Jr. Sub. Perpetual Bonds[1,2,12]	763,000	791,384
Marble II Pte Ltd., 5.30% Sr. Sec. Nts., 6/20/22[1]	340,000	346,355
Morgan Stanley:
4.375% Sr. Unsec. Nts., 1/22/47	667,000	711,431
5.00% Sub. Nts., 11/24/25	839,000	920,740
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts., 6/1/24[1]	495,000	533,362
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	881,000	929,455
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts., 5/8/32[2]	400,000	400,461
Prime Security Services Borrower LLC/ Prime Finance, Inc., 9.25% Sec. Nts., 5/15/23[1]	495,000	547,500
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	543,000	544,640
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125% Sr. Sec. Nts., 8/15/21[1]	375,000	379,687
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	941,000	947,599
Springleaf Finance Corp.:
6.125% Sr. Unsec. Nts., 5/15/22	785,000	833,317
8.25% Sr. Unsec. Nts., 12/15/20	490,000	554,925
Staples, Inc., 8.50% Sr. Unsec. Nts., 9/15/25[1]	1,860,000	1,813,500
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	562,000	568,164
UBS Group AG, 7.125% [USSW5+588.3] Jr. Sub. Perpetual Bonds[2,12]	700,000	759,673
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[1]	347,000	364,696
4.253% Sr. Unsec. Nts., 3/23/28[1]	377,000	396,081
VFH Parent LLC/Orchestra Co.-Issuer, Inc., 6.75% Sec. Nts., 6/15/22[1]	260,000	271,375

		32,142,458
Commercial Banks—2.9%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts., 3/27/28[2]	1,108,000	1,144,611
Astana Finance JSC, 9.16% Sr. Unsec. Nts., 3/14/12[8,9]	315,159	—
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Unsec. Nts., 5/19/22	929,000	930,506
Australia & New Zealand Banking Group Ltd. (United Kingdom), 6.75% [USISDA05+516.8] Jr. Sub. Perpetual Bonds[1,2,12]	860,000	973,950
Banco Bilbao Vizcaya Argentaria SA, 9% [USSW5+826.2] Jr. Sub. Perpetual Bonds[2,12]	745,000	772,286
Banco Macro SA, 6.75% [USSW5+546.3] Sub. Nts., 11/4/26[1,2]	265,000	280,341
Banco Mercantil del Norte SA (Grand Cayman):
6.875% [H15T5Y+503.5] Jr. Sub. Perpetual Bonds[1,2,12]	429,000	457,421
7.625% [H15T10Y+535.3] Jr. Sub. Perpetual Bonds[1,2,12]	395,000	431,932
Banco Santander SA, 6.375% [USSW5+478.8] Jr. Sub. Perpetual Bonds[2,12]	650,000	663,538
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	723,000	709,093

	Principal Amount	Value
Commercial Banks (Continued)
Bank of America Corp.: (Continued)
3.824% [US0003M+157.5] Sr. Unsec. Nts., 1/20/28[2]	$497,000	$510,777
6.30% [US0003M+455.3] Jr. Sub. Perpetual Bonds[2,12]	613,000	694,222
7.75% Jr. Sub. Nts., 5/14/38	623,000	917,656
8.00% [US0003M+363] Jr. Sub. Perpetual Bonds, Series K2,12	733,000	744,398
Bank of China Ltd., 5% Sub. Nts., 11/13/24[1]	225,000	242,220
Barclays plc:
4.375% Sr. Unsec. Nts., 1/12/26	880,000	919,982
7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[2,12]	750,000	818,356
BNP Paribas SA:
4.625% Sub. Nts., 3/13/27[1]	635,000	673,247
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,12]	755,000	831,444
BPCE SA, 4.50% Sub. Nts., 3/15/25[1]	630,000	654,732
CIT Group, Inc., 5.80% [US0003M+397.2] Jr. Sub. Perpetual Bonds[2,12]	688,000	716,380
Citigroup, Inc.:
4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[2]	916,000	959,515
4.75% Sub. Nts., 5/18/46	440,000	479,993
6.125% [US0003M+447.8] Jr. Sub. Perpetual Bonds[2,12]	485,000	519,556
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	529,000	531,539
2.65% Sr. Unsec. Nts., 5/26/22	224,000	224,231
Commonwealth Bank of Australia, 3.15% Sr. Unsec. Nts., 9/19/27[1]	750,000	743,770
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	945,000	941,268
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[1]	1,066,000	1,109,710
Fifth Third Bancorp, 5.10% [US0003M+303.33] Jr. Sub. Perpetual Bonds[2,12]	250,000	256,875
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	551,000	566,859
First Republic Bank, 4.375% Sub. Nts., 8/1/46	380,000	378,972
Glencore Funding LLC, 4% Sr. Unsec. Nts., 4/16/25[1]	523,000	531,887
Global Bank Corp., 4.50% Sr. Unsec. Nts., 10/20/21[1]	605,000	620,730
Globo Comunicacao e Participacoes SA, 5.125% Sr. Sec. Nts., 3/31/27[1]	1,110,000	1,123,875
HSBC Holdings plc:
4.041% [US0003M+154.6] Sr. Unsec. Nts., 3/13/28[2]	440,000	459,842
6.375% [USISDA05+370.5] Jr. Sub. Perpetual Bonds[2,12]	775,000	824,455
Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	528,000	541,667
Intesa Sanpaolo SpA, 3.875% Sr. Unsec. Nts., 7/14/27[1]	749,000	753,219
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[2]	735,000	742,274
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[2]	1,458,000	1,497,884
6.125% [US0003M+333] Jr. Sub. Perpetual Bonds[2,12]	640,000	705,600
7.90% [US0003M+347] Jr. Sub. Perpetual Bonds, Series 1[2,12]	720,000	742,500

13      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts., 7/31/23[1]	$1,360,000	$1,404,200
Krung Thai Bank PCL (Cayman Islands), 5.20% [H15T5Y+353.5] Sub. Nts., 12/26/24[2]	440,000	457,590
Lloyds Banking Group plc, 6.413% [US0003M+149.5] Jr. Sub. Perpetual Bonds[1,2,12]	566,000	645,240
Manufacturers & Traders Trust Co., 2.50% Sr. Unsec. Nts., 5/18/22	803,000	806,080
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	835,000	837,626
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	477,000	479,107
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	618,000	617,446
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec. Nts., 5/15/23[2]	660,000	664,738
Sberbank of Russia Via SB Capital SA, 5.50% [H15T5Y+402.3] Sub. Nts., 2/26/24[1,2]	1,580,000	1,615,763
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,2,12]	795,000	862,575
Standard Chartered plc:
2.821% [US0003M+151] Jr. Sub. Perpetual Bonds[1,2,12]	100,000	85,750
7.50% [USSW5+630.1] Jr. Sub. Perpetual Bonds[1,2,12]	805,000	861,350
SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	417,000	412,739
SunTrust Banks, Inc., 5.05% [US0003M+310.2] Jr. Sub. Perpetual Bonds[2,12]	697,000	714,425
TC Ziraat Bankasi AS, 4.75% Sr. Unsec. Nts., 4/29/21[1]	250,000	253,750
Turkiye Garanti Bankasi AS, 6.125% [USSW5+422] Sub. Nts., 5/24/27[1,2]	600,000	602,293
Turkiye Is Bankasi, 6% Sub. Nts., 10/24/22[1]	540,000	547,720
Turkiye Vakiflar Bankasi TAO:
5.625% Sr. Unsec. Nts., 5/30/22[1]	970,000	987,266
6.875% [USSW5+543.9] Sub. Nts., 2/3/25[1,2]	525,000	537,616
UniCredit SpA, 8% [USSW5+518] Jr. Sub. Perpetual Bonds[2,12]	630,000	665,803
US Bancorp:
3.10% Sub. Nts., 4/27/26	548,000	545,831
3.15% Sr. Unsec. Nts., 4/27/27	225,000	226,499
Wachovia Capital Trust III, 5.57% [US0003M+93] Jr. Sub. Perpetual Bonds[2,12]	992,000	995,720
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[2]	754,000	764,330
4.75% Sub. Nts., 12/7/46	532,000	585,148
Westpac Banking Corp. (New Zealand), 5% [USISDA05+288.8] Jr. Sub. Perpetual Bonds[2,12]	680,000	679,864
Yapi ve Kredi Bankasi AS, 5.85% Sr. Unsec. Nts., 6/21/24[1]	1,535,000	1,547,569
Zenith Bank plc, 7.375% Sr. Unsec. Nts., 5/30/22[1]	675,000	699,053

		49,446,404
Consumer Finance—0.8%
Ahern Rentals, Inc., 7.375% Sec. Nts., 5/15/23[1]	1,410,000	1,297,200

		Principal Amount	Value
Consumer Finance (Continued)
Ally Financial, Inc.:
4.625% Sr. Unsec. Nts., 5/19/22		$1,000,000	$1,050,000
5.75% Sub. Nts., 11/20/25		1,325,000	1,441,534
8.00% Sr. Unsec. Nts., 11/1/31		415,000	537,383
American Express Co.:
2.50% Sr. Unsec. Nts., 8/1/22		371,000	370,881
4.90% [US0003M+328.5] Jr. Sub. Perpetual Bonds[2,12]		758,000	773,160
American Express Credit Corp., 3.30% Sr. Unsec. Nts., 5/3/27		562,000	567,760
Capital One Financial Corp., 3.75% Sr. Unsec. Nts., 3/9/27		371,000	375,656
Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25		371,000	372,913
4.10% Sr. Unsec. Nts., 2/9/27		374,000	380,584
Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[1]		665,000	704,626
Financiera Independencia SAB de CV SOFOM ENR, 8% Sr. Unsec. Nts., 7/19/24[1]		365,000	378,687
Minejesa Capital BV:
4.625% Sr. Sec. Nts., 8/10/30[1]		430,000	439,027
5.625% Sr. Sec. Nts., 8/10/37[1]		755,000	791,473
Navient Corp.:
6.50% Sr. Unsec. Nts., 6/15/22		535,000	568,100
6.625% Sr. Unsec. Nts., 7/26/21		505,000	541,613
6.75% Sr. Unsec. Nts., 6/25/25		685,000	714,113
7.25% Sr. Unsec. Nts., 1/25/22		2,300,000	2,524,250

			13,828,960
Diversified Financial Services—0.2%
Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18		267,000	267,732
JPMorgan Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35[3,9]	MXN	5,808,600	31,898
Park Aerospace Holdings Ltd., 5.50% Sr. Unsec. Nts., 2/15/24[1]		1,020,000	1,073,550
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]		363,000	370,164
Precision Castparts Corp., 2.50% Sr. Unsec. Nts., 1/15/23		549,000	550,553
Voya Financial, Inc., 5.65% [US0003M+358] Jr. Sub. Nts., 5/15/53[2]		810,000	862,245

			3,156,142
Insurance—0.4%
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45		564,000	593,628
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27[1]		239,000	235,041
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27		789,000	784,075
Credivalores-Crediservicios SAS, 9.75% Sr. Unsec. Nts., 7/27/22[1]		370,000	386,835
Genworth Holdings, Inc., 7.70% Sr. Unsec. Nts., 6/15/20		535,000	539,681
Manulife Financial Corp., 4.061% [USSW5+164.7] Sub. Nts., 2/24/32[2]		565,000	572,850
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47		375,000	401,959
MetLife, Inc., 5.25% [US0003M+357.5] Jr. Sub. Perpetual Bonds[2,12]		936,000	967,318
Nuveen Finance LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]		695,000	732,598
Prudential Financial, Inc.:
5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[2]		712,000	757,835
5.375% [US0003M+303.1] Jr. Sub. Nts., 5/15/45[2]		172,000	186,190

			6,158,010

14      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

		Principal Amount	Value
Real Estate Investment Trusts (REITs)—1.2%
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20		$616,000	$625,616
5.90% Sr. Unsec. Nts., 11/1/21		279,000	313,233
Banco Invex SA/Hipotecaria Creditoy Casa SA de CV, 6.45% Sec. Nts., 3/13/34[8,9,13]	MXN	4,830,531	—
Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18		593,000	603,124
Crown Castle International Corp., 3.65% Sr. Unsec. Nts., 9/1/27		455,000	455,488
Equinix, Inc.:
5.375% Sr. Unsec. Nts., 5/15/27		780,000	850,200
5.875% Sr. Unsec. Nts., 1/15/26		945,000	1,040,681
FelCor Lodging LP, 6% Sr. Unsec. Nts., 6/1/25		1,035,000	1,115,212
GLP Capital LP/GLP Financing II, Inc., 5.375% Sr. Unsec. Nts., 11/1/23		810,000	889,987
HCP, Inc., 2.625% Sr. Unsec. Nts., 2/1/20		282,000	284,367
Iron Mountain US Holdings, Inc., 5.375% Sr. Unsec. Nts., 6/1/26[1]		995,000	1,047,238
Iron Mountain, Inc., 4.875% Sr. Unsec. Nts., 9/15/27[1]		795,000	813,881
iStar, Inc.:
4.625% Sr. Unsec. Nts., 9/15/20		800,000	820,000
5.00% Sr. Unsec. Nts., 7/1/19		405,000	410,569
5.25% Sr. Unsec. Nts., 9/15/22		800,000	814,000
6.00% Sr. Unsec. Nts., 4/1/22		1,560,000	1,618,500
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26		620,000	675,025
MPT Operating Partnership LP/MPT Finance Corp.:
5.00% Sr. Unsec. Nts., 10/15/27		795,000	816,863
6.375% Sr. Unsec. Nts., 3/1/24		740,000	801,975
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875% Sr. Unsec. Nts., 3/15/25		1,090,000	1,145,862
SBA Communications Corp., 4% Sr. Unsec. Nts., 10/1/22[1,6]		800,000	803,662
Starwood Property Trust, Inc., 5% Sr. Unsec. Nts., 12/15/21		760,000	795,150
Trust F/1401, 5.25% Sr. Unsec. Nts., 1/30/26[1]		1,245,000	1,325,925
Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC, 7.125% Sr. Unsec. Nts., 12/15/24[1]		760,000	645,525
Uniti Group LP/Uniti Group Finance, Inc./ CSL Capital LLC, 8.25% Sr. Unsec. Nts., 10/15/23		1,320,000	1,171,500
VEREIT Operating Partnership LP, 3% Sr. Unsec. Nts., 2/6/19		346,000	349,181
Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18		130,000	130,338
			20,363,102
Real Estate Management & Development—0.2%
Mattamy Group Corp., 6.875% Sr. Unsec. Nts., 12/15/23[1]		505,000	529,934
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.875% Sr. Unsec. Nts., 6/1/23[1]		1,240,000	1,280,300
Shea Homes LP/Shea Homes Funding Corp., 6.125% Sr. Unsec. Nts., 4/1/25[1]		1,065,000	1,104,938
			2,915,172
Thrifts & Mortgage Finance—0.2%
Provident Funding Associates LP/PFG Finance Corp., 6.375% Sr. Unsec. Nts., 6/15/25[1]		395,000	415,737
Quicken Loans, Inc., 5.75% Sr. Unsec. Nts., 5/1/25[1]		1,420,000	1,498,100

	Principal Amount	Value
Thrifts & Mortgage Finance (Continued)
Radian Group, Inc., 4.50% Sr. Unsec. Nts., 10/1/24	$665,000	$679,963

		2,593,800
Health Care—3.6%
Biotechnology—0.3%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	546,000	566,798
4.70% Sr. Unsec. Nts., 5/14/45	168,000	183,761
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	212,000	247,779
Celgene Corp.:
2.125% Sr. Unsec. Nts., 8/15/18	946,000	950,136
3.875% Sr. Unsec. Nts., 8/15/25	527,000	556,767
5.00% Sr. Unsec. Nts., 8/15/45	104,000	117,962
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	371,000	418,022
Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	964,000	962,441
3.20% Sr. Unsec. Nts., 9/23/26	748,000	738,512

		4,742,178
Health Care Equipment & Supplies—0.3%
Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	927,000	934,913
3.75% Sr. Unsec. Nts., 11/30/26	785,000	806,684
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20	585,000	587,327
3.70% Sr. Unsec. Nts., 6/6/27	692,000	698,807
Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	720,000	748,511
DJO Finco, Inc./DJO Finance LLC/ DJO Finance Corp., 8.125% Sec. Nts., 6/15/21[1]	580,000	558,250
Hill-Rom Holdings, Inc., 5.75% Sr. Unsec. Nts., 9/1/23[1]	680,000	720,800
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375% Sr. Unsec. Nts., 8/1/23[1]	510,000	534,863
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	422,000	481,204

		6,071,359
Health Care Providers & Services—1.8%
Acadia Healthcare Co., Inc.:
5.625% Sr. Unsec. Nts., 2/15/23	830,000	875,650
6.50% Sr. Unsec. Nts., 3/1/24	250,000	269,687
Aetna, Inc., 2.80% Sr. Unsec. Nts., 6/15/23	689,000	693,345
Cardinal Health, Inc., 3.41% Sr. Unsec. Nts., 6/15/27	460,000	462,301
Centene Corp.:
4.75% Sr. Unsec. Nts., 5/15/22	2,110,000	2,212,862
6.125% Sr. Unsec. Nts., 2/15/24	245,000	265,519
CHS/Community Health Systems, Inc.:
6.25% Sr. Sec. Nts., 3/31/23	1,865,000	1,848,681
6.875% Sr. Unsec. Nts., 2/1/22	1,600,000	1,262,000
7.125% Sr. Unsec. Nts., 7/15/20	345,000	312,656
8.00% Sr. Unsec. Nts., 11/15/19	1,000,000	977,500
DaVita, Inc., 5.125% Sr. Unsec. Nts., 7/15/24	1,435,000	1,431,413
Envision Healthcare Corp., 5.125% Sr. Unsec. Nts., 7/1/22[1]	590,000	615,075
Fresenius Medical Care US Finance II, Inc.:
4.75% Sr. Unsec. Nts., 10/15/24[1]	785,000	850,836
5.875% Sr. Unsec. Nts., 1/31/22[1]	1,163,000	1,307,973
HCA, Inc.:
5.375% Sr. Unsec. Nts., 2/1/25	700,000	739,375

15      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
HCA, Inc.: (Continued)
5.50% Sr. Sec. Nts., 6/15/47	$1,315,000	$1,365,956
7.50% Sr. Unsec. Nts., 2/15/22	2,405,000	2,765,004
HealthSouth Corp., 5.75% Sr. Unsec. Nts., 11/1/24	1,700,000	1,749,088
IASIS Healthcare LLC/IASIS Capital Corp., 8.375% Sr. Unsec. Nts., 5/15/19	1,925,000	1,933,422
Kindred Healthcare, Inc., 6.375% Sr. Unsec. Nts., 4/15/22	540,000	491,400
Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	557,000	568,814
OCP SA, 4.50% Sr. Unsec. Nts., 10/22/25[1]	1,160,000	1,170,786
Select Medical Corp., 6.375% Sr. Unsec. Nts., 6/1/21	900,000	931,500
Tenet Healthcare Corp.:
6.75% Sr. Unsec. Nts., 6/15/23	1,685,000	1,619,706
7.50% Sec. Nts., 1/1/22[1]	505,000	535,931
8.125% Sr. Unsec. Nts., 4/1/22	1,040,000	1,060,800
UnitedHealth Group, Inc., 2.75% Sr. Unsec. Nts., 2/15/23	735,000	743,376
Universal Hospital Services, Inc., 7.625% Sec. Nts., 8/15/20	755,000	768,213

		29,828,869
Life Sciences Tools & Services—0.2%
Quintiles IMS, Inc.:
4.875% Sr. Unsec. Nts., 5/15/23[1]	732,000	764,940
5.00% Sr. Unsec. Nts., 10/15/26[1]	861,000	914,812
Thermo Fisher Scientific, Inc.:
3.20% Sr. Unsec. Nts., 8/15/27	455,000	448,657
4.15% Sr. Unsec. Nts., 2/1/24	328,000	350,457
West Street Merger Sub, Inc., 6.375% Sr. Unsec. Nts., 9/1/25[1]	795,000	795,000

		3,273,866
Pharmaceuticals—1.0%
Allergan Funding SCS:
2.35% Sr. Unsec. Nts., 3/12/18	798,000	800,391
3.80% Sr. Unsec. Nts., 3/15/25	643,000	668,586
Concordia International Corp., 7% Sr. Unsec. Nts., 4/15/23[1]	585,000	97,987
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00% Sr. Unsec. Nts., 7/15/23[1]	1,255,000	1,041,650
6.00% Sr. Unsec. Nts., 2/1/25[1]	210,000	171,150
Endo Finance LLC/Endo Finco, Inc., 5.375% Sr. Unsec. Nts., 1/15/23[1]	1,555,000	1,275,100
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC:
4.875% Sr. Unsec. Nts., 4/15/20[1]	520,000	520,000
5.50% Sr. Unsec. Nts., 4/15/25[1]	1,320,000	1,194,600
5.75% Sr. Unsec. Nts., 8/1/22[1]	930,000	913,725
Prestige Brands, Inc., 6.375% Sr. Unsec. Nts., 3/1/24[1]	370,000	399,600
Valeant Pharmaceuticals International, Inc.:
5.375% Sr. Unsec. Nts., 3/15/20[1]	700,000	701,750
5.50% Sr. Unsec. Nts., 3/1/23[1]	1,075,000	946,000
5.875% Sr. Unsec. Nts., 5/15/23[1]	1,845,000	1,635,131
6.125% Sr. Unsec. Nts., 4/15/25[1]	2,135,000	1,881,469
6.375% Sr. Unsec. Nts., 10/15/20[1]	520,000	521,789
6.75% Sr. Unsec. Nts., 8/15/21[1]	1,115,000	1,096,881
7.00% Sr. Sec. Nts., 3/15/24[1]	780,000	832,650
7.25% Sr. Unsec. Nts., 7/15/22[1]	1,150,000	1,125,562
7.50% Sr. Unsec. Nts., 7/15/21[1]	935,000	935,000
Zoetis, Inc., 3% Sr. Unsec. Nts., 9/12/27	224,000	220,961

		16,979,982

	Principal Amount	Value
Industrials—3.7%
Aerospace & Defense—0.7%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	$705,000	$732,251
Bombardier, Inc., 8.75% Sr. Unsec. Nts., 12/1/21[1]	1,750,000	1,884,750
DAE Funding LLC:
4.50% Sr. Unsec. Nts., 8/1/22[1]	265,000	272,254
5.00% Sr. Unsec. Nts., 8/1/24[1]	265,000	272,288
Embraer Netherlands Finance BV, 5.40% Sr. Unsec. Nts., 2/1/27	1,065,000	1,154,726
FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sec. Nts., 5/1/20	1,008,000	665,280
Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	350,000	357,597
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	495,000	551,988
Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	233,000	235,617
4.30% Sr. Unsec. Nts., 3/1/24	293,000	311,103
TransDigm, Inc., 6.375% Sr. Sub. Nts., 6/15/26	1,345,000	1,381,154
Triumph Group, Inc.:
5.25% Sr. Unsec. Nts., 6/1/22	1,890,000	1,842,750
7.75% Sr. Unsec. Nts., 8/15/25[1]	1,330,000	1,403,150
United Technologies Corp., 1.778% Jr. Sub. Nts., 5/4/18[7]	170,000	170,108

		11,235,016
Air Freight & Couriers—0.1%
CEVA Group plc, 7% Sr. Sec. Nts., 3/1/21[1]	775,000	755,625
FedEx Corp., 4.40% Sr. Unsec. Nts., 1/15/47	175,000	182,559
XPO Logistics, Inc., 6.125% Sr. Unsec. Nts., 9/1/23[1]	370,000	387,575

		1,325,759
Airlines—0.1%
American Airlines Group, Inc., 4.625% Sr. Unsec. Nts., 3/1/20[1]	830,000	856,975
Latam Finance Ltd., 6.875% Sr. Unsec. Nts., 4/11/24[1]	370,000	393,680

		1,250,655
Building Products—0.2%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27[6]	664,000	660,906
Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	631,000	623,146
Standard Industries, Inc., 5.375% Sr. Unsec. Nts., 11/15/24[1]	1,535,000	1,639,073
USG Corp., 4.875% Sr. Unsec. Nts., 6/1/27[1]	450,000	470,812

		3,393,937
Commercial Services & Supplies—0.6%
ACCO Brands Corp., 5.25% Sr. Unsec. Nts., 12/15/24[1]	490,000	509,600
APX Group, Inc., 7.625% Sr. Unsec. Nts., 9/1/23[1]	265,000	279,906
ARD Finance SA, 7.875% Sr. Sec. Nts., 9/15/23[14]	920,000	984,400
Cenveo Corp., 6% Sr. Sec. Nts., 8/1/19[1]	600,000	478,500
Clean Harbors, Inc., 5.125% Sr. Unsec. Nts., 6/1/21	1,230,000	1,252,669
Covanta Holding Corp.:
5.875% Sr. Unsec. Nts., 3/1/24	1,565,000	1,557,175
5.875% Sr. Unsec. Nts., 7/1/25	530,000	522,712
GFL Environmental, Inc., 5.625% Sr. Unsec. Nts., 5/1/22[1]	720,000	752,400

16      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Multi-Color Corp., 4.875% Sr. Unsec. Nts., 11/1/25[1,6]	$265,000	$268,975
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	727,000	703,734
Republic Services, Inc., 3.80% Sr. Unsec. Nts., 5/15/18	786,000	795,989
RR Donnelley & Sons Co., 7.875% Sr. Unsec. Nts., 3/15/21	1,200,000	1,272,000
TMS International Corp., 7.25% Sr. Unsec. Nts., 8/15/25[1]	265,000	271,625
Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	198,000	209,935
West Corp., 5.375% Sr. Unsec. Nts., 7/15/22[1]	685,000	693,563

		10,553,183
Construction & Engineering—0.1%
Fideicomiso PA Pacifico Tres, 8.25% Sr. Sec. Nts., 1/15/35[3]	385,000	445,638
Tutor Perini Corp., 6.875% Sr. Unsec. Nts., 5/1/25[1]	780,000	848,250

		1,293,888
Electrical Equipment—0.1%
Sensata Technologies BV:
4.875% Sr. Unsec. Nts., 10/15/23[1]	898,000	947,390
5.625% Sr. Unsec. Nts., 11/1/24[1]	1,190,000	1,314,950

		2,262,340
Industrial Conglomerates—0.1%
Citgo Holding, Inc., 10.75% Sr. Sec. Nts., 2/15/20[1]	570,000	617,025
Grupo KUO SAB de CV, 5.75% Sr. Unsec. Nts., 7/7/27[1]	465,000	490,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875% Sr. Unsec. Nts., 2/1/22	490,000	507,150
Roper Technologies, Inc.:
3.80% Sr. Unsec. Nts., 12/15/26	285,000	293,804
3.85% Sr. Unsec. Nts., 12/15/25	305,000	315,830

		2,224,384
Machinery—0.5%
Allison Transmission, Inc.:
4.75% Sr. Unsec. Nts., 10/1/27[1]	265,000	267,319
5.00% Sr. Unsec. Nts., 10/1/24[1]	500,000	520,175
Amsted Industries, Inc., 5% Sr. Unsec. Nts., 3/15/22[1]	1,120,000	1,162,000
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25% Sec. Nts., 3/15/24[1]	1,305,000	1,407,769
CD&R Waterworks Merger Sub LLC, 6.125% Sr. Unsec. Nts., 8/15/25[1]	265,000	274,354
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19	985,000	984,401
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75% Sr. Unsec. Nts., 2/1/24	1,320,000	1,397,550
Meritor, Inc., 6.25% Sr. Unsec. Nts., 2/15/24	645,000	688,982
Navistar International Corp., 8.25% Sr. Unsec. Nts., 11/1/21	755,000	759,738
Park-Ohio Industries, Inc., 6.625% Sr. Unsec. Nts., 4/15/27	260,000	281,450
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	222,000	223,450
Terex Corp., 5.625% Sr. Unsec. Nts., 2/1/25[1]	255,000	269,025
Wabash National Corp., 5.50% Sr. Unsec. Nts., 10/1/25[1]	135,000	138,037

	Principal Amount	Value
Machinery (Continued)
Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26	$384,000	$378,183

		8,752,433
Professional Services—0.2%
Atento Luxco 1 SA, 6.125% Sr. Sec. Nts., 8/10/22[1]	655,000	686,279
Brand Energy & Infrastructure Services, Inc., 8.50% Sr. Unsec. Nts., 7/15/25[1]	260,000	282,100
FTI Consulting, Inc., 6% Sr. Unsec. Nts., 11/15/22	2,015,000	2,088,044

		3,056,423
Road & Rail—0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25% Sr. Unsec. Nts., 3/15/25[1]	765,000	767,869
Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	111,000	125,658
DAE Funding LLC, 4% Sr. Unsec. Nts., 8/1/20[1]	265,000	270,962
GFL Environmental, Inc., 9.875% Sr. Unsec. Nts., 2/1/21[1]	490,000	524,790
Hertz Corp. (The):
6.75% Sr. Unsec. Nts., 4/15/19	535,000	533,997
7.375% Sr. Unsec. Nts., 1/15/21	265,000	267,319
7.625% Sec. Nts., 6/1/22[1]	265,000	273,944
Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	262,000	290,993
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[1]	743,000	735,066

		3,790,598
Trading Companies & Distributors—0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65% Sr. Unsec. Nts., 7/21/27	949,000	946,991
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	403,000	402,420
3.625% Sr. Unsec. Nts., 4/1/27	403,000	403,905
Aircastle Ltd., 5% Sr. Unsec. Nts., 4/1/23	245,000	262,762
American Builders & Contractors Supply Co., Inc., 5.75% Sr. Unsec. Nts., 12/15/23[1]	340,000	362,950
Fly Leasing Ltd., 5.25% Sr. Unsec. Nts., 10/15/24[6]	530,000	533,975
H&E Equipment Services, Inc., 5.625% Sr. Unsec. Nts., 9/1/25[1]	800,000	846,000
HD Supply, Inc., 5.75% Sr. Unsec. Nts., 4/15/24[1]	490,000	525,525
Herc Rentals, Inc.:
7.50% Sec. Nts., 6/1/22[1]	670,000	727,788
7.75% Sec. Nts., 6/1/24[1]	450,000	490,500
Rumo Luxembourg Sarl, 7.375% Sr. Unsec. Nts., 2/9/24[1]	425,000	461,125
Standard Industries, Inc., 6% Sr. Unsec. Nts., 10/15/25[1]	1,435,000	1,572,703
United Rentals North America, Inc.:
4.625% Sr. Unsec. Nts., 10/15/25	265,000	268,975
4.875% Sr. Unsec. Nts., 1/15/28	795,000	799,969
4.875% Sr. Unsec. Nts., 1/15/28	535,000	538,344
5.875% Sr. Unsec. Nts., 9/15/26	1,235,000	1,346,150

		10,490,082
Transportation Infrastructure—0.2%
DP World Ltd., 6.85% Sr. Unsec. Nts., 7/2/37[1]	835,000	1,034,043
Mexico City Airport Trust, 5.50% Sr. Sec. Nts., 7/31/47[1]	710,000	722,354

17      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Transportation Infrastructure (Continued)
United Continental Holdings, Inc., 4.25% Sr. Unsec. Nts., 10/1/22	$800,000	$807,000

		2,563,397
Information Technology—2.4%
Communications Equipment—0.2%
CommScope Technologies LLC, 6% Sr. Unsec. Nts., 6/15/25[1]	570,000	612,037
HTA Group Ltd., 9.125% Sr. Unsec. Nts., 3/8/22[1]	430,000	453,113
Infor US, Inc., 6.50% Sr. Unsec. Nts., 5/15/22	1,405,000	1,463,827
Plantronics, Inc., 5.50% Sr. Unsec. Nts., 5/31/23[1]	730,000	759,200
Riverbed Technology, Inc., 8.875% Sr. Unsec. Nts., 3/1/23[1]	535,000	511,594
ViaSat, Inc., 5.625% Sr. Unsec. Nts., 9/15/25[1]	265,000	267,995

		4,067,766
Electronic Equipment, Instruments, & Components—0.2%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	680,000	679,669
CDW LLC/CDW Finance Corp.:
5.00% Sr. Unsec. Nts., 9/1/23	485,000	508,799
5.50% Sr. Unsec. Nts., 12/1/24	147,000	164,458
Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	702,000	725,118
TTM Technologies, Inc., 5.625% Sr. Unsec. Nts., 10/1/25[1]	800,000	811,500

		2,889,544
Internet Software & Services—0.3%
Affinion Group, Inc., 14% Sr. Unsec. Nts., 11/10/22[3,14]	2,161,451	1,880,462
j2 Cloud Services LLC/j2 Global Co.-Obligor, Inc., 6% Sr. Unsec. Nts., 7/15/25[1]	790,000	830,488
Rackspace Hosting, Inc., 8.625% Sr. Unsec. Nts., 11/15/24[1]	1,395,000	1,490,906
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	1,083,000	1,120,905
5.25% Sr. Unsec. Nts., 4/1/25	268,000	290,780

		5,613,541
IT Services—0.7%
Booz Allen Hamilton, Inc., 5.125% Sr. Unsec. Nts., 5/1/25[1]	530,000	536,625
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	405,000	401,906
Conduent Finance, Inc./Conduent Business Services LLC, 10.50% Sr. Unsec. Nts., 12/15/24[1]	1,800,000	2,128,500
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	672,000	681,257
4.75% Sr. Unsec. Nts., 4/15/27	695,000	744,486
Exela Intermediate LLC/Exela Finance, Inc., 10% Sr. Sec. Nts., 7/15/23[1]	795,000	785,062
Fidelity National Information Services, Inc., 2.85% Sr. Unsec. Nts., 10/15/18	626,000	633,453
Gartner, Inc., 5.125% Sr. Unsec. Nts., 4/1/25[1]	780,000	824,850
Harland Clarke Holdings Corp., 6.875% Sr. Sec. Nts., 3/1/20[1]	2,040,000	2,106,300
Sabre GLBL, Inc., 5.25% Sr. Sec. Nts., 11/15/23[1]	1,705,000	1,760,413
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	506,000	507,796

		11,110,648

	Principal Amount	Value
Semiconductors & Semiconductor Equipment—0.2%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	$234,000	$280,127
Micron Technology, Inc., 5.25% Sr. Unsec. Nts., 8/1/23[1]	575,000	602,600
NXP BV/NXP Funding LLC, 4.625% Sr. Unsec. Nts., 6/1/23[1]	1,350,000	1,454,625
QUALCOMM, Inc., 3.25% Sr. Unsec. Nts., 5/20/27	461,000	465,298
Versum Materials, Inc., 5.50% Sr. Unsec. Nts., 9/30/24[1]	250,000	265,625

		3,068,275
Software—0.6%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	235,000	249,715
BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[1]	1,355,000	1,393,956
Dell International LLC/EMC Corp.:
3.48% Sr. Sec. Nts., 6/1/19[1]	971,000	989,974
5.875% Sr. Unsec. Nts., 6/15/21[1]	490,000	513,481
6.02% Sr. Sec. Nts., 6/15/26[1]	577,000	641,631
7.125% Sr. Unsec. Nts., 6/15/24[1]	745,000	823,355
Informatica LLC, 7.125% Sr. Unsec. Nts., 7/15/23[1]	595,000	600,950
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	401,000	422,052
Oracle Corp.:
2.40% Sr. Unsec. Nts., 9/15/23	575,000	572,004
2.95% Sr. Unsec. Nts., 5/15/25	547,000	551,940
Symantec Corp., 5% Sr. Unsec. Nts., 4/15/25[1]	495,000	518,824
TIBCO Software, Inc., 11.375% Sr. Unsec. Nts., 12/1/21[1]	900,000	986,625
Veritas US, Inc./Veritas Bermuda Ltd., 7.50% Sr. Sec. Nts., 2/1/23[1]	1,155,000	1,232,963
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	281,000	281,965
3.90% Sr. Unsec. Nts., 8/21/27	462,000	467,763

		10,247,198
Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	490,000	535,468
Harland Clarke Holdings Corp., 8.375% Sr. Sec. Nts., 8/15/22[1]	385,000	412,912
Hewlett Packard Enterprise Co.:
2.10% Sr. Unsec. Nts., 10/4/19[1]	743,000	743,524
2.45% Sr. Unsec. Nts., 10/5/17	231,000	231,011
NCR Corp., 6.375% Sr. Unsec. Nts., 12/15/23	520,000	555,932
NetApp, Inc., 2% Sr. Unsec. Nts., 9/27/19	418,000	418,002
Western Digital Corp., 10.50% Sr. Unsec. Nts., 4/1/24	875,000	1,030,312
		3,927,161
Materials—3.7%
Chemicals—1.2%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	378,000	380,779
4.125% Sr. Unsec. Nts., 3/15/35	154,000	156,864
CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[1]	434,000	454,766
Chemours Co. (The): 5.375% Sr. Unsec. Nts., 5/15/27	395,000	411,787
6.625% Sr. Unsec. Nts., 5/15/23	450,000	480,937
CYDSA SAB de CV, 6.25% Sr. Unsec. Nts., 10/4/27[1]	535,000	525,279
Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	803,000	806,434

18      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount		Value
Chemicals (Continued)
Hexion, Inc.:
6.625% Sr. Sec. Nts., 4/15/20		$1,850,000	$1,665,000
10.375% Sr. Sec. Nts., 2/1/22[1]		1,050,000	1,013,250
Kallpa Generacion SA, 4.875% Sr. Unsec. Nts., 5/24/26[1]		370,000	393,125
Koppers, Inc., 6% Sr. Unsec. Nts., 2/15/25[1]		510,000	549,525
Kraton Polymers LLC/Kraton Polymers Capital Corp.:
7.00% Sr. Unsec. Nts., 4/15/25[1]		260,000	280,150
10.50% Sr. Unsec. Nts., 4/15/23[1]		1,135,000	1,302,412
NOVA Chemicals Corp.:
4.875% Sr. Unsec. Nts., 6/1/24[1]		260,000	263,900
5.25% Sr. Unsec. Nts., 8/1/23[1]		495,000	511,706
ONGC Videsh Ltd.:
2.75% Sr. Unsec. Nts., 7/15/21	EUR	1,115,000	1,406,509
4.625% Sr. Unsec. Nts., 7/15/24		1,465,000	1,574,567
Platform Specialty Products Corp., 6.50% Sr. Unsec. Nts., 2/1/22[1]		730,000	758,288
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23		806,000	861,147
Rain CII Carbon LLC/CII Carbon Corp., 7.25% Sec. Nts., 4/1/25[1]		1,820,000	1,924,650
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22		692,000	724,541
3.75% Sr. Unsec. Nts., 3/15/27		234,000	237,539
Sherwin-Williams Co. (The):
3.45% Sr. Unsec. Nts., 6/1/27		110,000	110,686
3.95% Sr. Unsec. Nts., 1/15/26		418,000	434,812
Techniplas LLC, 10% Sr. Sec. Nts., 5/1/20[1]		960,000	676,800
Tronox Finance LLC, 7.50% Sr. Unsec. Nts., 3/15/22[1]		445,000	471,144
Tronox Finance plc, 5.75% Sr. Unsec. Nts., 10/1/25[1]		535,000	549,713
Valvoline, Inc., 4.375% Sr. Unsec. Nts., 8/15/25[1]		530,000	539,991
Venator Finance Sarl/Venator Materials LLC, 5.75% Sr. Unsec. Nts., 7/15/25[1]		790,000	823,575
Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[1]		585,000	577,411

			20,867,287
Construction Materials—0.2%
CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[1]		338,000	387,967
James Hardie International Finance DAC, 5.875% Sr. Unsec. Nts., 2/15/23[1]		431,000	454,705
LafargeHolcim Finance US LLC, 3.50% Sr. Unsec. Nts., 9/22/26[1]		231,000	229,130
St. Marys Cement, Inc., 5.75% Sr. Unsec. Nts., 1/28/27[1]		500,000	529,625
Summit Materials LLC/Summit Materials Finance Corp., 5.125% Sr. Unsec. Nts., 6/1/25[1]		260,000	268,554
US Concrete, Inc., 6.375% Sr. Unsec. Nts., 6/1/24		800,000	866,000
Vulcan Materials Co., 3.90% Sr. Unsec. Nts., 4/1/27		687,000	704,175

			3,440,156
Containers & Packaging—0.7%
Coveris Holdings SA, 7.875% Sr. Unsec. Nts., 11/1/19[1]		1,880,000	1,861,200
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50% Sr. Unsec. Nts., 1/15/23		1,000,000	1,055,000
Graphic Packaging International, Inc., 4.125% Sr. Unsec. Nts., 8/15/24		765,000	794,452

	Principal Amount	Value
Containers & Packaging (Continued)
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	$390,000	$379,465
4.80% Sr. Unsec. Nts., 6/15/44	366,000	394,888
Klabin Finance SA, 4.875% Sr. Unsec. Nts., 9/19/27[1]	620,000	616,838
Owens-Brockway Glass Container, Inc., 5% Sr. Unsec. Nts., 1/15/22[1]	500,000	531,250
Packaging Corp. of America, 4.50% Sr. Unsec. Nts., 11/1/23	690,000	747,963
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts., 7/15/23[1]	745,000	778,413
7.00% Sr. Unsec. Nts., 7/15/24[1]	1,415,000	1,509,628
Sealed Air Corp.:
4.875% Sr. Unsec. Nts., 12/1/22[1]	585,000	624,488
5.125% Sr. Unsec. Nts., 12/1/24[1]	785,000	848,781
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25[1]	755,000	781,425

		10,923,791
Metals & Mining—1.3%
ABJA Investment Co. Pte Ltd., 5.95% Sr. Unsec. Nts., 7/31/24	1,070,000	1,143,777
AK Steel Corp.:
6.375% Sr. Unsec. Nts., 10/15/25	1,325,000	1,311,750
7.00% Sr. Unsec. Nts., 3/15/27	630,000	644,962
Alcoa Nederland Holding BV:
6.75% Sr. Unsec. Nts., 9/30/24[1]	245,000	272,562
7.00% Sr. Unsec. Nts., 9/30/26[1]	240,000	273,000
Aleris International, Inc.:
7.875% Sr. Unsec. Nts., 11/1/20	1,402,000	1,409,010
9.50% Sr. Sec. Nts., 4/1/21[1]	515,000	551,050
Allegheny Technologies, Inc., 5.875% Sr. Unsec. Nts., 8/15/23	530,000	575,050
Anglo American Capital plc:
3.625% Sr. Unsec. Nts., 9/11/24[1]	224,000	223,620
4.00% Sr. Unsec. Nts., 9/11/27[1]	365,000	361,169
Coeur Mining, Inc., 5.875% Sr. Unsec. Nts., 6/1/24	785,000	787,944
Constellium NV:
5.75% Sr. Unsec. Nts., 5/15/24[1]	555,000	557,775
6.625% Sr. Unsec. Nts., 3/1/25[1]	510,000	523,387
First Quantum Minerals Ltd.:
7.25% Sr. Unsec. Nts., 5/15/22[1]	915,000	945,881
7.25% Sr. Unsec. Nts., 4/1/23[1]	780,000	805,350
Freeport-McMoRan, Inc.:
4.55% Sr. Unsec. Nts., 11/14/24	530,000	533,180
5.40% Sr. Unsec. Nts., 11/14/34	915,000	878,400
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	250,000	281,603
Hudbay Minerals, Inc., 7.625% Sr. Unsec. Nts., 1/15/25[1]	505,000	549,198
JSW Steel Ltd., 4.75% Sr. Unsec. Nts., 11/12/19	1,075,000	1,099,994
Kinross Gold Corp., 4.50% Sr. Unsec. Nts., 7/15/27[1]	790,000	798,888
Metalloinvest Finance DAC, 5.625% Unsec. Nts., 4/17/20[1]	255,000	269,378
Metinvest BV, 9.373% Sr. Sec. Nts., 12/31/21[14]	549,083	556,880
Polyus Finance plc, 5.25% Sr. Unsec. Nts., 2/7/23[1]	1,065,000	1,115,167
Southern Copper Corp., 7.50% Sr. Unsec. Nts., 7/27/35	975,000	1,271,145
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50% Sr. Unsec. Nts., 6/15/25[1]	260,000	269,750

19      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining (Continued)
Teck Resources Ltd.:
5.20% Sr. Unsec. Nts., 3/1/42	$1,225,000	$1,225,000
6.125% Sr. Unsec. Nts., 10/1/35	550,000	618,750
United States Steel Corp., 6.875% Sr. Unsec. Nts., 8/15/25	530,000	544,575
Zekelman Industries, Inc., 9.875% Sr. Sec. Nts., 6/15/23[3]	805,000	909,650

		21,307,845
Paper & Forest Products—0.3%
Clearwater Paper Corp., 5.375% Sr. Unsec. Nts., 2/1/25[1]	780,000	778,050
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	788,000	813,894
Mercer International, Inc.:
6.50% Sr. Unsec. Nts., 2/1/24	510,000	531,675
7.75% Sr. Unsec. Nts., 12/1/22	500,000	532,500
Suzano Austria GmbH, 5.75% Sr. Unsec. Nts., 7/14/26[1]	1,150,000	1,238,320
Tembec Industries, Inc., 9% Sr. Sec. Nts., 12/15/19[1]	1,680,000	1,728,720

		5,623,159
Telecommunication Services—2.2%
Diversified Telecommunication Services—1.5%
AT&T, Inc.:
3.40% Sr. Unsec. Nts., 8/14/24	380,000	381,004
3.80% Sr. Unsec. Nts., 3/15/22	809,000	843,339
4.35% Sr. Unsec. Nts., 6/15/45	763,000	702,613
4.90% Sr. Unsec. Nts., 8/14/37	517,000	524,726
5.15% Sr. Unsec. Nts., 2/14/50	517,000	522,999
British Telecommunications plc, 9.125% Sr. Unsec. Nts., 12/15/30	748,000	1,133,991
CB Escrow Corp., 8% Sr. Unsec. Nts., 10/15/25[1,6]	265,000	267,650
CenturyLink, Inc.:
5.625% Sr. Unsec. Nts., 4/1/25	785,000	754,581
6.45% Sr. Unsec. Nts., Series S, 6/15/21	1,200,000	1,254,636
7.50% Sr. Unsec. Nts., Series Y, 4/1/24	1,375,000	1,426,851
Cincinnati Bell Telephone Co. LLC, 6.30% Sr. Unsec. Nts., 12/1/28	520,000	513,406
Deutsche Telekom International Finance BV, 3.60% Sr. Unsec. Nts., 1/19/27[1]	450,000	455,966
Frontier Communications Corp.:
8.75% Sr. Unsec. Nts., 4/15/22	590,000	483,800
10.50% Sr. Unsec. Nts., 9/15/22	3,070,000	2,686,250
11.00% Sr. Unsec. Nts., 9/15/25	1,650,000	1,410,750
Genneia SA, 8.75% Sr. Unsec. Nts., 1/20/22[1]	360,000	394,265
Level 3 Financing, Inc.:
5.25% Sr. Unsec. Nts., 3/15/26	1,195,000	1,227,492
5.625% Sr. Unsec. Nts., 2/1/23	490,000	506,258
Qwest Capital Funding, Inc., 7.75% Sr. Unsec. Nts., 2/15/31	260,000	242,775
Qwest Corp., 6.875% Sr. Unsec. Nts., 9/15/33	785,000	769,901
Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	577,000	581,751
4.103% Sr. Unsec. Nts., 3/8/27	252,000	261,122
5.213% Sr. Unsec. Nts., 3/8/47	351,000	387,581
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	289,000	383,752
T-Mobile USA, Inc.:
4.00% Sr. Unsec. Nts., 4/15/22	780,000	809,656
5.125% Sr. Unsec. Nts., 4/15/25	780,000	817,050
5.375% Sr. Unsec. Nts., 4/15/27	390,000	421,317
6.00% Sr. Unsec. Nts., 4/15/24	985,000	1,047,794
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	342,000	334,992
4.125% Sr. Unsec. Nts., 8/15/46	394,000	359,409
4.522% Sr. Unsec. Nts., 9/15/48	494,000	479,712

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Windstream Services LLC:
6.375% Sr. Unsec. Nts., 8/1/23	$1,330,000	$947,625
7.75% Sr. Unsec. Nts., 10/1/21	695,000	521,250
Zayo Group LLC/Zayo Capital, Inc.:
5.75% Sr. Unsec. Nts., 1/15/27[1]	265,000	281,563
6.00% Sr. Unsec. Nts., 4/1/23	1,345,000	1,430,340

		25,568,167
Wireless Telecommunication Services—0.7%
Bharti Airtel International Netherlands BV, 5.125% Sr. Unsec. Nts., 3/11/23[1]	540,000	570,414
C&W Senior Financing Designated Activity Co., 6.875% Sr. Unsec. Nts., 9/15/27[1]	650,000	677,625
Sprint Communications, Inc.:
6.00% Sr. Unsec. Nts., 11/15/22	1,975,000	2,132,407
7.00% Sr. Unsec. Nts., 3/1/20[1]	850,000	930,750
Sprint Corp.:
7.125% Sr. Unsec. Nts., 6/15/24	2,505,000	2,824,388
7.875% Sr. Unsec. Nts., 9/15/23	2,075,000	2,412,187
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875% Sr. Sec. Nts., 5/1/22[3]	1,310,000	1,368,950
VimpelCom Holdings BV, 4.95% Sr. Unsec. Nts., 6/16/24[1]	1,075,000	1,102,714

		12,019,435
Utilities—2.1%
Electric Utilities—0.7%
AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[1]	395,000	412,400
Capex SA, 6.875% Sr. Unsec. Nts., 5/15/24[1]	470,000	485,637
Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26	382,000	385,228
Duke Energy Corp.:
3.15% Sr. Unsec. Nts., 8/15/27	456,000	452,806
3.75% Sr. Unsec. Nts., 9/1/46	404,000	390,617
Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	539,000	546,318
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[1]	608,000	614,873
Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19	434,000	434,309
Enel Finance International NV, 3.625% Sr. Unsec. Nts., 5/25/27[1]	462,000	463,675
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	263,000	280,531
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	224,000	235,392
Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	202,000	225,223
Intelsat Jackson Holdings SA, 9.75% Sr. Unsec. Nts., 7/15/25[1]	790,000	799,875
ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	210,000	247,439
NextEra Energy Operating Partners LP:
4.25% Sr. Unsec. Nts., 9/15/24[1]	342,000	350,123
4.50% Sr. Unsec. Nts., 9/15/27[1]	265,000	270,631
Pacific Gas & Electric Co., 3.40% Sr. Unsec. Nts., 8/15/24	590,000	611,218
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	828,000	896,758
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	523,000	542,526
Southern Co. Gas Capital Corp., 4.40% Sr. Unsec. Nts., 5/30/47	332,000	344,280
Southern Power Co., 1.95% Sr. Unsec. Nts., 12/15/19	829,000	827,626

20      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value
Electric Utilities (Continued)
TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	$650,000	$652,426
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	488,000	510,905

		10,980,816
Gas Utilities—0.1%
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50% Sr. Unsec. Nts., 5/1/21	660,000	643,500
6.75% Sr. Unsec. Nts., 6/15/23	930,000	899,775
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875% Sr. Unsec. Nts., 3/1/27	645,000	641,775

		2,185,050
Independent Power and Renewable Electricity Producers—0.9%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad Itabo SA, 7.95% Sr. Unsec. Nts., 5/11/26[1]	565,000	614,155
AES Argentina Generacion SA, 7.75% Sr. Unsec. Nts., 2/2/24[1]	455,000	488,816
AES Corp., 6% Sr. Unsec. Nts., 5/15/26	980,000	1,058,400
Azure Power Energy Ltd., 5.50% Sr. Sec. Nts., 11/3/22[1]	470,000	481,750
Calpine Corp.:
5.25% Sr. Sec. Nts., 6/1/26[1]	740,000	740,000
5.75% Sr. Unsec. Nts., 1/15/25	1,145,000	1,086,319
Dynegy, Inc.:
7.375% Sr. Unsec. Nts., 11/1/22	1,735,000	1,817,412
8.00% Sr. Unsec. Nts., 1/15/25[1]	1,465,000	1,523,600
8.125% Sr. Unsec. Nts., 1/30/26[1]	1,325,000	1,366,406
GenOn Energy, Inc., 9.50% Sr. Unsec. Nts., 10/15/18	1,695,000	1,250,062
Miran Mid-Atlantic Trust, 10.06% Sec. Pass-Through Certificates, Series C, 12/30/28	492,019	469,878
NRG Energy, Inc.:
6.625% Sr. Unsec. Nts., 1/15/27	665,000	699,913
7.25% Sr. Unsec. Nts., 5/15/26	1,135,000	1,222,962
Talen Energy Supply LLC:
4.625% Sr. Unsec. Nts., 7/15/19[1]	104,000	102,960
6.50% Sr. Unsec. Nts., 6/1/25	1,930,000	1,476,450

		14,399,083
Multi-Utilities—0.4%
AssuredPartners, Inc., 7% Sr. Unsec. Nts., 8/15/25[1]	595,000	610,619
Dominion Energy, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	421,000	420,567
4.90% Sr. Unsec. Nts., 8/1/41	322,000	358,435
InterGen NV, 7% Sr. Sec. Nts., 6/30/23[1]	1,055,000	1,033,900
KazTransGas JSC, 4.375% Sr. Unsec. Nts., 9/26/27[1]	1,280,000	1,273,466
NGPL PipeCo LLC:
4.875% Sr. Unsec. Nts., 8/15/27[1]	395,000	414,888
7.768% Sr. Unsec. Nts., 12/15/37[1]	650,000	812,500
NiSource Finance Corp.:
3.49% Sr. Unsec. Nts., 5/15/27	674,000	683,286
6.80% Sr. Unsec. Nts., 1/15/19	130,000	137,866
Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	784,000	775,750
Virginia Electric & Power Co., 2.95% Sr. Unsec. Nts., 1/15/22	626,000	638,973

		7,160,250

Total Corporate Bonds and Notes (Cost $726,175,980)		739,620,035
	Shares
Preferred Stocks—0.9%
Allstate Corp. (The), 6.625% Non-Cum., Non-Vtg.	12,600	337,680

	Shares	Value
Preferred Stocks (Continued)
American Homes 4 Rent, 6.50% Cum. Cv., Series D, Non-Vtg.	13,000	$358,800
Arch Capital Group Ltd., 5.25% Non-Cum., Non-Vtg.	14,375	355,062
BB&T Corp., 5.625% Non-Cv.	10,300	274,495
Carlyle Group LP (The), 5.875% Non-Cum., Series A, Non-Vtg.[15]	13,650	349,167
Citigroup Capital XIII, 7.681% [US0003M+637] Cum., Non-Vtg.[2]	19,675	546,571
Digital Realty Trust, Inc., 6.625% Cum., Series C, Non-Vtg.[15]	3,900	110,097
Digital Realty Trust, Inc., 7.375% Cum., Non-Vtg.	9,350	253,572
Dominion Energy, Inc., 5.25% Cum.	13,900	358,481
DTE Energy Co., 5.375% Jr. Sub., Non-Vtg.	13,875	358,669
eBay, Inc., 6% Cv.	12,700	343,281
Fifth Third Bancorp, 6.625% Non-Cum., Non-Vtg.[7]	15,900	476,841
First Republic Bank, 7% Non-Cum.	9,200	244,812
GMAC Capital Trust I, 7.10% [US0003M+578.5] Jr. Sub., Non-Vtg.[2]	20,025	528,660
Goldman Sachs Group, Inc. (The), 6.30% Non- Cum., Series N, Non-Vtg.	31,900	877,250
Hartford Financial Services Group, Inc. (The), 7.875% Jr. Sub., Non-Vtg.[7]	21,750	660,330
Huntington Bancshares, Inc., 6.25% Non- Cum., Non-Vtg.	9,800	268,716
KeyCorp, 6.125% Non-Cum., Non-Vtg.[7]	28,100	825,859
Morgan Stanley, 5.85% Non-Cum., Non-Vtg.[7]	20,200	552,268
Morgan Stanley, 6.375% Non-Cum., Non-Vtg.[7]	19,175	543,420
NextEra Energy Capital Holding, Inc., 5.25% Jr. Sub., Non-Vtg.	13,750	351,175
Northern Trust Corp., 5.85% Non-Cum., Non-Vtg.	9,775	254,443
Peabody Energy Corp., 8.50% Cv., Series A, Vtg.[15]	2,164	135,704
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum., Non-Vtg.[7]	17,900	513,909
Prudential Financial, Inc., 5.75% Jr. Sub.	10,125	259,099
Public Storage, 6% Cum., Non-Vtg.	14,350	375,253
Qwest Corp., 7% Sr. Unsec.	19,525	526,199
Regions Financial Corp., 6.375% Non-Cum., Series A	9,425	239,866
Senior Housing Properties Trust, 5.625% Cv.	13,925	353,556
Southern Co. (The), 5.25% Jr. Sub.	15,175	387,114
State Street Corp., 6% Non-Cum., Non-Vtg.	18,275	487,394
US Bancorp, 6.50% Non-Cum., Non-Vtg.[7]	19,100	556,765
Validus Holdings Ltd., 5.80% Non-Cum.	13,450	338,268
Ventas Realty LP/Ventas Capital Corp., 5.45% Sr. Unsec.	15,300	389,538
Wells Fargo & Co., 5.625% Non-Cum., Non- Vtg.	5,000	130,950
Wells Fargo & Co., 6.625% Non-Cum Non- Vtg.[7]	11,800	341,138
Zions Bancorporation, 6.30% Non-Cum.[7]	10,800	299,376

Total Preferred Stocks (Cost $14,139,239)		14,563,778
Common Stocks—0.3%
Arco Capital Corp. Ltd.[1,9,10,15]	690,638	—
Carrizo Oil & Gas, Inc.[15]	11,001	188,447
Dynegy, Inc.[15]	90,668	887,640
EP Energy Corp., Cl. A15	176,339	574,865
Frontier Communications Corp.	14,500	170,955
JSC Astana Finance, GDR[3,9,15]	446,838	—
Newfield Exploration Co.15	7,383	219,054
Parsley Energy, Inc., Cl. A15	8,264	217,674
Peabody Energy Corp.[15]	21,888	634,971
Premier Holdings Ltd.[9,15]	18,514	—

21      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Common Stocks (Continued)
Quicksilver Resources, Inc.[9,15]	4,151,000	$87,586
Range Resources Corp.	18,707	366,096
RSP Permian, Inc.[15]	6,836	236,457
Sabine Oil[15]	822	36,579
Schlumberger Ltd.	3,595	250,787
SM Energy Co.	12,750	226,185
Valeant Pharmaceuticals International, Inc.[15]	81,618	1,169,586

Total Common Stocks (Cost $12,030,708)		5,266,882

	Units
Rights, Warrants and Certificates—0.0%
Affinion Group Wts., Strike Price $1, Exp. 11/10/22[9,15]	8,584	82,063
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[15]	2,611	17,624
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[15]	465	2,674

Total Rights, Warrants and Certificates (Cost $420,786)		102,361

	Principal Amount
Structured Securities—0.5%
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.003%, 4/30/25[1,16]	$1,085,231	536,836
3.054%, 4/30/25[1,16]	1,382,752	684,012
3.098%, 4/30/25[1,16]	1,193,785	590,535
3.131%, 4/30/25[1,16]	1,067,093	527,864
3.179%, 4/30/25[1,16]	1,328,617	657,233

	Principal Amount		Value
Structured Securities (Continued)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds: (Continued)
3.231%, 4/30/25[1,16]		$1,516,414	$750,131
3.265%, 4/30/25[1,16]		1,211,438	599,267
3.346%, 4/30/25[1,16]		1,138,700	563,286
74.66%, 12/31/17[3,9,13]	BRL	5,140,000	2,817,913
LB Peru Trust II Certificates, Series 1998- A, 3.796%, 2/28/16[8,9,16]		2,994	—
Morgan Stanley, Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34[9]	RUB	30,013,144	229,941

Total Structured Securities (Cost $11,692,235)			7,957,018
Short-Term Notes—0.9%
Arab Republic of Egypt Treasury Bills, 19.026%, 11/14/17[16]	EGP	161,025,000	8,945,655
Egypt Treasury Bills:
18.696%, 2/27/18[16]	EGP	54,500,000	2,891,424
21.693%, 1/16/18[16]	EGP	48,800,000	2,631,725

Total Short-Term Notes (Cost $14,154,431)			14,468,804

	Shares
Investment Companies—25.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[17,18]		32,538,840	32,538,840
Oppenheimer Master Event-Linked Bond Fund, LLC[18]		2,520,983	38,398,765
Oppenheimer Master Loan Fund, LLC[18]		14,397,097	238,724,747
Oppenheimer Ultra-Short Duration Fund, Cl. Y18		23,051,565	115,488,342

Total Investment Companies (Cost $427,651,927)			425,150,694

	Counterparty		Exercise Price	Expiration Date		Contracts	Notional Amount (000’s)
Over-the-Counter Options Purchased—0.0%
BRL Currency Call[15]	BNP	BRL	3.120	12/13/17	BRL	42,535,000	BRL 156,000	109,740
BRL Currency Call[15]	BAC	BRL	3.105	12/7/17	BRL	40,365,000	BRL 155,250	81,981
CNH Currency Call[15,19]	BNP	CNH	6.500	11/10/17	CNH	545,000	CNH 2,000	33,382
EUR Currency Put[15]	BAC	NOK	9.260	11/16/17	EUR	21,785,000	EUR 80,000	89,264
IDR Currency Call[15]	HSBC	IDR	13525.000	12/28/17	IDR	162,300,000,000	IDR 676,250,000	162,300
JPY Currency Call[15]	BNP	JPY	109.000	12/22/17	JPY	2,976,000,000	JPY 10,900,000	252,960
SGD Currency Put[15]	BAC	SGD	1.366	11/3/17	SGD	34,150,000	SGD 136,600	72,603
SGD Currency Put[15]	GSCO-OT	SGD	1.362	12/1/17	SGD	18,545,280	SGD 68,100	77,019
SX5E Index Put[15]	JPM	EUR	3407.650	6/15/18	EUR	7,851	EUR 33,312	19,115
Total Over-the-Counter Options Purchased (Cost $1,807,017)								898,364

	Counterparty	Pay / Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.2%
Interest Rate Swap Maturing 11/10/47 Call[15]	CITNA-B	Receive	Three-Month USD BBA LIBOR	2.550%	11/8/17	USD	17,680	258,750
Interest Rate Swap Maturing 12/14/22 Call[15]	CITNA-B	Receive	Three-Month USD BBA LIBOR	1.960	12/12/17	USD	72,000	506,966
Interest Rate Swap Maturing 12/15/27 Call[15]	UBS	Receive	Three-Month USD BBA LIBOR	2.250	12/13/17	USD	36,000	465,251
Interest Rate Swap Maturing 12/22/18 Call[15]	CITNA-B	Receive	Three-Month USD BBA LIBOR	1.800	12/20/17	USD	408,500	79,572
Interest Rate Swap Maturing 12/22/18 Call[15]	CITNA-B	Receive	Three-Month USD BBA LIBOR	1.600	12/20/17	USD	408,500	432,189
Interest Rate Swap Maturing 12/29/47 Call[15]	CITNA-B	Receive	Three-Month USD BBA LIBOR	2.530	12/27/17	USD	17,680	458,054
Interest Rate Swap Maturing 3/13/28 Call[15]	BAC	Receive	Six-Month GBP BBA LIBOR	1.440	3/12/18	GBP	24,000	563,848
Interest Rate Swap Maturing 10/17/47 Call[15]	BAC	Pay	Six-Month EUR EURIBOR	1.615	10/13/17	EUR	9,100	119,418

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $2,177,545)								2,884,048
Total Investments, at Value (Cost $1,812,546,829)							108.5%	1,827,074,487
Net Other Assets (Liabilities)							(8.5)	(143,513,126)

Net Assets							100.0%	$1,683,561,361

22      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Footnotes to Consolidated Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $478,153,677 or 28.40% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Restricted security. The aggregate value of restricted securities at period end was $10,983,585, which represents 0.65% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Affinion Group, Inc., 14% Sr. Unsec. Nts., 11/10/22	11/8/10 –1/31/13	$1,966,781	$1,880,462	$(86,319)
American Greetings Corp., 7.875% Sr. Unsec. Nts.,
2/15/25	2/2/17	1,022,122	1,109,250	87,128
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 74.66%, 12/31/17	9/19/07	2,605,481	2,817,913	212,432
Fideicomiso PA Pacifico Tres, 8.25% Sr. Sec. Nts.,
1/15/35	2/12/16 – 9/9/16	387,125	445,638	58,513
JPMorgan Hipotecaria su Casita, 6.47% Sec. Nts.,
8/26/35	3/21/07	528,859	31,898	(496,961)
JSC Astana Finance, GDR	6/5/15	—	—	—
LBC Tank Terminals Holding Netherlands BV, 6.875%
Sr. Unsec. Nts., 5/15/23	4/17/14	493,023	501,125	8,102
Taylor Morrison Communities, Inc./Taylor Morrison
Holdings II, Inc., 5.875% Sr. Unsec. Nts., 4/15/23	1/22/16 – 3/1/17	1,114,266	1,235,400	121,134
Trilogy International Partners LLC/Trilogy International
Finance, Inc., 8.875% Sr. Sec. Nts., 5/1/22	4/21/07	1,303,529	1,368,950	65,421
Westlake Automobile Receivables Trust, Series 2017-
2A, Cl. E, 4.63%, 7/15/24	8/1/07	684,997	683,299	(1,698)
Zekelman Industries, Inc., 9.875% Sr. Sec. Nts., 6/15/23	12/8/16	878,790	909,650	30,860

		$10,984,973	$10,983,585	$(1,388)

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,549,785 or 0.15% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

7. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

9. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

10.	Security received as the result of issuer reorganization.
11.	All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

14.	Interest or dividend is paid-in-kind, when applicable.
15.	Non-income producing security.
16.	Zero coupon bond reflects effective yield on the original acquisition date.
17.	Rate shown is the 7-day yield at period end.

18. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions		Gross Reductions		Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	38,454,698	469,192,674		475,108,532		32,538,840
Oppenheimer Master Event-Linked Bond Fund, LLC	2,520,983	—		—		2,520,983
Oppenheimer Master Loan Fund, LLC	12,870,585	1,526,512		—		14,397,097
Oppenheimer Ultra-Short Duration Fund, Cl. Y	4,042,818	19,008,747		—		23,051,565

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$32,538,840	$417,762		$—		$—
Oppenheimer Master Event-Linked Bond Fund, LLC	38,398,765	1,955,792	[a]	(405,646)[a]		(3,475,065)[a]
Oppenheimer Master Loan Fund, LLC	238,724,747	9,966,352	[b]	1,281,644	[b]	(4,552,000)[b]
Oppenheimer Ultra-Short Duration Fund, Cl. Y	115,488,342	433,597		—		—

Total	$425,150,694	$12,773,503		$875,998		$(8,027,065)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

19. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 6.5 CNH per 1 USD.

23      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$1,429,994,415	78.3%
Russia	36,228,875	2.0
Brazil	35,027,001	1.9
Canada	24,120,149	1.3
Mexico	20,409,192	1.1
Indonesia	19,774,329	1.1
South Africa	19,095,920	1.0
Egypt	17,361,532	0.9
United Kingdom	15,566,852	0.9
Turkey	14,421,831	0.8
Ukraine	13,775,773	0.8
India	13,211,978	0.7
Netherlands	12,563,588	0.7
Peru	9,577,359	0.5
Argentina	9,420,844	0.5
Kazakhstan	8,433,251	0.5
Luxembourg	6,571,800	0.4
France	6,529,674	0.4
Colombia	6,349,004	0.3
Germany	5,843,521	0.3
Romania	5,810,007	0.3
Poland	5,414,807	0.3
Ireland	5,060,532	0.3
Chile	4,980,520	0.3
Hungary	4,654,843	0.3
Australia	4,574,178	0.3
Sri Lanka	4,225,369	0.2
Dominican Republic	4,092,149	0.2
Uruguay	3,820,069	0.2
Spain	3,736,310	0.2
Switzerland	3,483,058	0.2
Ivory Coast	3,343,692	0.2
Ecuador	3,320,288	0.2
Malaysia	3,262,450	0.2
Croatia	3,240,614	0.2
Serbia	3,205,277	0.2
Belgium	3,011,873	0.2
Thailand	2,431,021	0.1
Hong Kong	2,325,457	0.1
New Zealand	2,288,041	0.1
United Arab Emirates	2,216,646	0.1
China	2,013,750	0.1
Italy	1,882,696	0.1
Jamaica	1,861,362	0.1
Gabon	1,719,509	0.1
Iraq	1,577,841	0.1
Angola	1,394,437	0.1
Honduras	1,320,558	0.1
Morocco	1,170,786	0.1
Vietnam	1,139,556	0.1
Senegal	1,130,015	0.1
Kuwait	1,041,108	0.1
Mauritius	934,862	0.1
Bermuda	889,037	0.0
Israel	754,075	0.0
Nigeria	699,053	0.0
Panama	620,730	0.0
Portugal	614,873	0.0
Belarus	581,971	0.0
Norway	577,411	0.0
Bahamas	548,250	0.0
Lebanon	536,129	0.0
Guernsey	386,864	0.0
Macau	275,147	0.0
Japan	252,960	0.0
Eurozone	227,797	0.0
Singapore	149,621	0.0

Total	$1,827,074,487	100.0%

24      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Forward Currency Exchange Contracts as of September 30, 2017
Counterparty	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BAC	10/2017	BRL	13,230	USD	4,229	$—	$51,877
BAC	12/2017	CLP	8,550,000	USD	13,662	—	327,640
BAC	10/2017 - 04/2018	IDR	398,668,000	USD	29,227	114,171	—
BAC	12/2017	MXN	72,300	USD	4,002	—	81,380
BAC	12/2017	MYR	21,055	USD	4,934	47,820	—
BAC	10/2017	USD	4,183	BRL	13,230	5,365	24
BAC	12/2017	USD	15,799	CLP	9,947,000	285,819	—
BAC	12/2017	USD	4,226	COP	12,407,000	38,316	—
BAC	12/2017	USD	8,357	EUR	7,075	—	42,099
BAC	12/2017 - 04/2018	USD	37,777	IDR	520,326,000	—	258,858
BAC	12/2017	USD	4,266	MXN	77,100	85,083	—
BAC	12/2017	ZAR	17,080	USD	1,280	—	34,176
BOA	12/2017	COP	12,253,000	USD	4,133	2,978	—
BOA	03/2018	CZK	79,800	USD	3,711	—	46,090
BOA	12/2017	EUR	7,075	USD	8,374	25,284	—
BOA	10/2017	IDR	125,203,500	USD	9,363	—	73,293
BOA	12/2017	INR	1,450,000	USD	22,458	—	477,633
BOA	12/2017	TWD	28,278	USD	949	—	14,307
BOA	03/2018	USD	8,516	EUR	7,040	119,116	—
BOA	12/2017	USD	12,389	ZAR	166,870	220,035	—
CITNA-B	03/2018	EUR	7,040	USD	8,451	—	54,786
CITNA-B	12/2017	MXN	131,700	USD	7,363	—	222,127
CITNA-B	12/2017	PEN	14,500	USD	4,470	—	44,229
CITNA-B	12/2017	USD	8,434	COP	24,847,000	48,008	—
CITNA-B	11/2017 - 01/2018	USD	8,236	EGP	154,515	—	373,590
CITNA-B	12/2017	USD	4,043	MXN	72,900	90,604	—
GSCO-OT	10/2017	BRL	7,800	USD	2,462	661	—
GSCO-OT	12/2017	MYR	1,315	USD	313	—	2,010
GSCO-OT	10/2017	USD	2,479	BRL	7,800	16,636	—
GSCO-OT	11/2017	USD	1,408	EGP	26,310	—	66,418
GSCO-OT	12/2017	USD	1,263	MYR	5,320	4,678	—
HSBC	12/2017	CNH	9,830	USD	1,486	—	14,541
HSBC	12/2017	COP	97,000	USD	33	—	355
HSBC	12/2017	SGD	12,360	USD	9,100	20,264	—
HSBC	12/2017	USD	9,133	SGD	12,360	12,446	—
JPM	11/2017	ARS	72,830	USD	4,069	32,997	—
JPM	10/2017	BRL	13,290	USD	4,284	55	87,765
JPM	12/2017	CLP	5,376,000	USD	8,428	—	43,374
JPM	12/2017	COP	38,804,000	USD	13,186	—	89,003
JPM	10/2017 - 04/2018	IDR	174,369,000	USD	12,762	27,037	47,859
JPM	12/2017 - 03/2018	PHP	22,000	USD	433	739	5,905
JPM	12/2017	THB	147,200	USD	4,454	—	36,223
JPM	10/2017	USD	4,230	BRL	13,290	34,261	—
JPM	12/2017	USD	4,904	COP	14,437,000	31,307	—
JPM	03/2018	USD	10,612	EUR	8,760	164,087	—
JPM	12/2017	USD	9,829	INR	644,000	66,751	—
JPM	12/2017	USD	274	RON	1,060	1,661	—
JPM	12/2017	USD	9,975	RUB	584,500	—	16,846
JPM	12/2017	USD	872	TRY	3,090	24,820	—
JPM	12/2017	USD	8,599	TWD	259,000	41,622	—
JPM	12/2017	USD	4,110	ZAR	55,550	58,848	—
JPM	12/2017	ZAR	163,770	USD	12,183	—	240,201
TDB	10/2017 - 11/2017	BRL	21,360	USD	6,698	43,490	—
TDB	12/2017	HUF	662,000	USD	2,563	—	43,348
TDB	12/2017	PLN	10,860	USD	3,017	—	40,055
TDB	10/2017 - 11/2017	USD	8,711	BRL	27,755	—	39,972

Total Unrealized Appreciation and Depreciation						$1,664,959	$2,875,984

Futures Contracts as of September 30, 2017
Description	Buy/Sell	Expiration Date	Number of Contracts		Notional Amount (000’s)	Value	Unrealized Appreciation (Depreciation)
Euro-BOBL	Sell	12/07/17	272	EUR	42,130	$42,171,326	$(41,458)
United States Treasury Long Bonds	Sell	12/19/17	23	USD	3,571	3,514,688	56,784
United States Treasury Long Bonds	Buy	12/19/17	115	USD	17,891	17,573,438	(317,532)
United States Treasury Nts., 10 yr.	Buy	12/19/17	780	USD	98,750	97,743,750	(1,006,615)
United States Treasury Nts., 10 yr.	Sell	12/19/17	305	USD	38,607	38,220,313	387,046

25      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts		Notional Amount (000’s)	Value	Unrealized Appreciation (Depreciation)
United States Treasury Nts., 2 yr.	Buy	12/29/17	607	USD	131,296	$130,931,798	$(363,889)
United States Treasury Nts., 2 yr.	Sell	12/29/17	196	USD	42,396	42,277,813	117,816
United States Treasury Nts., 5 yr.	Sell	12/29/17	38	USD	4,499	4,465,000	33,635
United States Ultra Bonds	Buy	12/19/17	435	USD	73,354	71,829,375	(1,524,456)

							$(2,658,669)

Over-the-Counter Options Written at September 30, 2017
Description	Counterparty		Exercise Price	Expiration Date		Number of Contracts	Notional Amount (000’s)	Premiums Received	Value
BRL Currency Put	BAC	BRL	3.300	12/7/17	BRL	(42,900,000)	BRL 165,000	$98,800	$(133,676)
BRL Currency Call	BAC	BRL	3.050	12/7/17	BRL	(39,650,000)	BRL 152,500	135,200	(39,769)
BRL Currency Call	BNP	BRL	3.060	12/13/17	BRL	(41,715,000)	BRL 153,000	139,254	(51,894)
BRL Currency Put	BNP	BRL	3.305	12/13/17	BRL	(45,055,000)	BRL 165,250	98,099	(149,853)
EUR Currency Call	BAC	NOK	9.650	11/16/17	EUR	(21,785,000)	EUR 80,000	93,575	(72,034)
EUR Currency Put	BAC	NOK	9.000	11/16/17	EUR	(21,785,000)	EUR 80,000	68,332	(10,578)
IDR Currency Put	HSBC	IDR	14135.000	12/28/17	IDR	(169,620,000,000)	IDR 706,750,000	75,000	—
IDR Currency Call	HSBC	IDR	13350.000	12/28/17	IDR	(160,200,000,000)	IDR 667,500,000	63,000	—
JPY Currency Call	BNP	JPY	107.000	12/22/17	JPY	(2,922,000,000)	JPY 10,700,000	185,697	(157,788)
RUB Currency Call	HSBC	RUB	57.500	11/29/17	RUB	(782,000,000)	RUB 2,875,000	136,816	(193,154)
RUB Currency Put	HSBC	RUB	62.250	11/29/17	RUB	(846,600,000)	RUB 3,112,500	112,744	(57,569)
SGD Currency Call	BAC	SGD	1.338	11/3/17	SGD	(33,437,500)	SGD 133,750	101,750	(35,544)
SGD Currency Put	BAC	SGD	1.385	11/3/17	SGD	(34,625,000)	SGD 138,500	79,000	(18,386)
SGD Currency Put	GSCO-OT	SGD	1.376	12/1/17	SGD	(18,735,907)	SGD 68,800	54,002	(39,551)
SGD Currency Call	GSCO-OT	SGD	1.335	12/1/17	SGD	(18,177,642)	SGD 66,750	38,861	(32,538)
TRY Currency Put	HSBC	TRY	3.680	11/24/17	TRY	(50,245,000)	TRY 184,000	145,410	(158,422)

Total Over-the-Counter Options Written								$1,625,540	$(1,150,756)

Centrally Cleared Credit Default Swaps at September 30, 2017
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date		Notional Amount (000’s)	Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.EM.28	Sell	1.000%	12/20/22	USD	2,000	$84,222	$(79,193)	$5,029
CDX.EM.28	Sell	1.000	12/20/22	USD	1,000	42,656	(39,596)	3,060
Federative Republic of Brazil	Sell	1.000	6/20/22	USD	2,500	154,768	(88,620)	66,148
People’s Republic of China	Buy	1.000	12/20/22	USD	4,400	70,082	(76,293)	(6,211)
Republic of Korea	Buy	1.000	12/20/22	USD	6,600	76,440	(80,222)	(3,782)
Republic of South Africa	Buy	1.000	12/20/22	USD	5,000	(220,348)	151,072	(69,276)
Republic of South Africa	Buy	1.000	12/20/22	USD	3,000	(133,441)	128,375	(5,066)
Republic of South Africa	Buy	1.000	12/20/22	USD	3,000	(133,650)	128,375	(5,275)
Republic of South Africa	Buy	1.000	12/20/22	USD	6,802	(282,556)	291,068	8,512

Total Cleared Credit Default Swaps						$(341,827)	$334,966	$(6,861)

Over-the-Counter Credit Default Swaps at September 30, 2017
Reference Asset	Counterparty	Buy/Sell Protection	Fixed Rate	Maturity Date		Notional Amount (000’s)	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.7	FIB	Sell	3.000%	1/17/47	USD	1,360	$148,949	$(150,155)	$(1,206)
CMBX.NA.BBB-.7	FIB	Sell	3.000	1/17/47	USD	4,085	408,920	(451,018)	(42,098)
CMBX.NA.BBB-.7	FIB	Sell	3.000	1/17/47	USD	2,725	298,445	(300,863)	(2,418)
CMBX.NA.BBB-.7	FIB	Sell	3.000	1/17/47	USD	2,725	298,445	(300,863)	(2,418)
CMBX.NA.BBB-.7	FIB	Sell	3.000	1/17/47	USD	2,725	298,445	(300,863)	(2,418)
CMBX.NA.BBB-.7	MSCO	Sell	3.000	1/17/47	USD	5,445	545,060	(601,173)	(56,113)
CMBX.NA.BBB-.9	FIB	Sell	3.000	9/17/58	USD	3,615	548,772	(459,652)	89,120
CMBX.NA.BBB-.9	FIB	Sell	3.000	9/17/58	USD	2,325	358,796	(295,627)	63,169
CMBX.NA.BBB-.9	MSCO	Sell	3.000	9/17/58	USD	3,880	592,189	(493,347)	98,842
CMBX.NA.BBB-.9	MSCO	Sell	3.000	9/17/58	USD	3,875	590,697	(492,711)	97,986
CMBX.NA.BBB-.9	MSCO	Sell	3.000	9/17/58	USD	2,580	375,718	(328,050)	47,668
Federative Republic of Brazil	BNP	Sell	1.000	12/20/18	USD	1,190	94,152	5,505	99,657
Oriental Republic of Uruguay	BOA	Sell	1.000	12/20/21	USD	2,697	48,742	12,096	60,838
State Bank of India	BNP	Sell	1.000	9/20/19	USD	1,740	71,791	23,567	95,358

Total Over-the-Counter Credit Default Swaps							$4,679,121	$(4,133,154)	$545,967

26      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Corporate Debt Indexes	$35,340,000	$—	BBB-
Non-Investment Grade Corporate Debt Indexes	3,000,000	—	BB
Investment Grade Single Name Corporate Debt	1,740,000	—	BBB-
Investment Grade Sovereign Debt	2,697,000	—	BBB
Non-Investment Grade Sovereign Debt	3,690,000	—	BB

Total USD	$46,467,000	$—

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event..

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Centrally Cleared Interest Rate Swaps at September 30, 2017
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
		Three-Month USD
BAC	Receive	BBA LIBOR	2.675%	11/15/43	USD	8,000	$(291,147)	$(291,147)
		Three-Month USD
BAC	Receive	BBA LIBOR	2.688	11/15/43	USD	8,400	(326,691)	(326,691)
		Three-Month USD
BAC	Receive	BBA LIBOR	1.839	8/24/22	USD	33,566	228,505	228,505
BNP	Pay	MXN TIIE BANXICO	7.403	2/28/22	MXN	114,350	145,133	145,133
		Three-Month CAD BA
BOA	Pay	CDOR	1.945	8/2/22	CAD	40,300	(220,159)	(220,159)
		Three-Month USD
BOA	Receive	BBA LIBOR	1.960	8/4/22	USD	33,280	17,102	17,102
		Three-Month USD
CITNA-B	Receive	BBA LIBOR	1.930	9/5/22	USD	33,945	94,728	94,728
		Three-Month USD
CITNA-B	Receive	BBA LIBOR	2.523	11/15/43	USD	8,540	10,735	10,735
		Three-Month USD
CITNA-B	Receive	BBA LIBOR	2.563	11/15/43	USD	8,400	(54,139)	(54,139)
CITNA-B	Pay	BZDI	11.710	1/4/21	BRL	16,750	362,082	362,082
CITNA-B	Pay	MXN TIIE BANXICO	6.600	6/21/22	MXN	284,240	(132,883)	(132,883)
		Six-Month HUF
CITNA-B	Pay	BUBOR	1.390	1/25/22	HUF	784,000	105,839	105,839
CITNA-B	Pay	MXN TIIE BANXICO	6.790	9/12/22	MXN	223,710	(11,318)	(11,318)
		Three-Month CAD BA
CITNA-B	Pay	CDOR	1.920	9/5/22	CAD	42,905	(315,490)	(315,490)
		Three-Month ZAR
DEU	Receive	JIBAR SAFEX	7.705	9/21/27	ZAR	100,450	68,329	68,329
DEU	Pay	MXN TIIE BANXICO	7.430	2/28/22	MXN	59,545	79,001	79,001
DEU	Pay	BZDI	10.570	1/4/21	BRL	15,500	184,396	184,396
		Three-Month ZAR
DEU	Pay	JIBAR SAFEX	7.675	2/21/22	ZAR	26,465	39,050	39,050
DEU	Pay	MXN TIIE BANXICO	7.380	2/18/22	MXN	182,700	221,815	221,815
		Three-Month ZAR
DEU	Receive	JIBAR SAFEX	8.310	6/29/26	ZAR	28,050	(75,897)	(75,897)
GSCOI	Pay	BZDI	8.826	1/4/21	BRL	143,465	66,518	66,518
GSCOI	Receive	BZDI	9.400	1/2/23	BRL	53,185	24,445	24,445
GSCOI	Receive	BZDI	7.520	1/2/19	BRL	154,650	(111,592)	(111,592)
JPM	Receive	BZDI	7.650	7/2/18	BRL	98,485	(103,138)	(103,138)
JPM	Pay	BZDI	10.430	7/1/20	BRL	118,830	33,775	33,775

Total Centrally Cleared Interest Rate Swaps							$38,999	$38,999

Over-the-Counter Interest Rate Swaps at September 30, 2017
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
		Three-Month KRW CD
BNP	Receive	KSDA	1.850%	3/6/24	KRW	6,722,000	$27	$33,706	$33,733
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.330	1/31/22	INR	210,000	—	25,435	25,435
		Six-Month THB
BOA	Pay	THBFIX	2.200	3/20/22	THB	99,500	—	63,248	63,248

27      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date		Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
		Three-Month KRW CD
BOA	Receive	KSDA	1.860%	3/6/24	KRW	4,472,500	$18	$20,032	$20,050
		Three-Month COP IBR
CITNA-B	Pay	OIS Compound	5.370	3/24/20	COP	13,032,090	—	59,284	59,284
		1 Time COP IBR OIS
CITNA-B	Receive	Compound	5.870	3/24/18	COP	40,160,110	—	(62,379)	(62,379)
		Three-Month COP IBR
CITNA-B	Pay	OIS Compound	6.160	7/18/27	COP	5,420,000	—	24,257	24,257
		Three-Month KRW CD
DEU	Pay	KSDA	1.480	4/20/18	KRW	102,630,000	(189)	12,185	11,996
		Three-Month COP IBR
GSCOI	Pay	OIS Compound	5.530	1/17/19	COP	20,871,770	—	71,732	71,732
		Six-Month THB
JPM	Pay	THBFIX	2.603	3/24/27	THB	53,200	—	57,423	57,423
		Three-Month MYR
JPM	Receive	KLIBOR BNM	4.005	2/21/22	MYR	13,230	—	(40,824)	(40,824)
		Three-Month MYR
SCB	Pay	KLIBOR BNM	3.310	8/19/21	MYR	45,000	—	(133,699)	(133,699)

Total Over-the-Counter Interest Rate Swaps							$(144)	$130,400	$130,256

Over-the-Counter Total Return Swaps at September 30, 2017
Reference Asset	Counterparty	Pay/Receive Total Return*	Floating Rate	Maturity Date		Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
PowerShares Senior Loan Exchange Traded Fund	CITNA-B	Receive	One-Month USD BBA LIBOR plus 30 basis points	1/12/18	USD	16,723	$83,550	$83,550

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Over-the-Counter Interest Rate Swaptions Written at September 30, 2017
Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Premiums Received	Value
Interest Rate Swap Maturing 3/13/28 Call	BAC	Pay	Six-Month GBP BBA LIBOR	1.690%	3/12/18	GBP	24,000	$169,234	$(286,021)
Interest Rate Swap Maturing 10/17/27 Call	BAC	Receive	Six-Month EUR EURIBOR	1.000	10/13/17	EUR	23,400	210,814	(244,287)
Interest Rate Swap Maturing 12/29/22 Call	CITNA-B	Pay	Three-Month USD BBA LIBOR	2.030	12/27/17	USD	81,900	442,000	(480,877)
Interest Rate Swap Maturing 12/14/22 Call	CITNA-B	Pay	Three-Month USD BBA LIBOR	2.160	12/12/17	USD	72,000	72,000	(197,198)
Interest Rate Swap Maturing 11/10/22 Call	CITNA-B	Pay	Three-Month USD BBA LIBOR	1.960	11/8/17	USD	81,640	429,000	(420,488)
Interest Rate Swap Maturing 12/22/18 Call	CITNA-B	Pay	Three-Month USD BBA LIBOR	1.700	12/20/17	USD	817,000	89,870	(410,837)
Interest Rate Swap Maturing 12/15/27 Call	UBS	Pay	Three-Month USD BBA LIBOR	2.500	12/13/17	USD	36,000	93,000	(147,674)

Total Over-the-Counter Interest Rate Swaptions Written								$1,505,918	$(2,187,382)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
FIB	Credit Suisse International
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.

28      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Counterparty Abbreviations (Continued)
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore ChineseRenminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
UYU	Uruguay Peso
ZAR	South African Rand

Definitions

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BNM	Bank Negra Malaysia
BOBL	German Federal Obligation
BUBOR	Budapest Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
CD	Certificate of Deposit
CDX.EM.28	Markit CDX Emerging Markets Index
CMBX.NA.BBB-.7	Markit CMBX North American Index
CMBX.NA.BBB-.9	Markit CMBX North American Index
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Ltd.
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IBR	Indicador Bancario de Referencia
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korean Securities Dealers Assn.
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
MIBOR	Mumbai Interbank Offered Rate
OIS	Overnight Index Swap
THBFIX	Thai Baht Interest Rate Fixing
TIIE	Interbank Equilibrium Interest Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

29      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Global Strategic Income Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s main investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Strategic Income Fund/VA (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 51,485 shares with net assets of $4,465,023 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency

30      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

3. Securities Valuation (Continued)

rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$61,770,369	$—	$61,770,369
Mortgage-Backed Obligations	—	363,397,634	—	363,397,634
Foreign Government Obligations	—	188,471,802	—	188,471,802
Corporate Loans	—	2,522,698	—	2,522,698
Corporate Bonds and Notes	—	739,588,134	31,901	739,620,035
Preferred Stocks	14,428,074	135,704	—	14,563,778
Common Stocks	5,142,717	36,579	87,586	5,266,882
Rights, Warrants and Certificates	—	20,298	82,063	102,361
Structured Securities	—	4,909,164	3,047,854	7,957,018
Short-Term Notes	—	14,468,804	—	14,468,804
Investment Companies	148,027,182	277,123,512	—	425,150,694
Over-the-Counter Options Purchased	—	898,364	—	898,364
Over-the-Counter Interest Rate Swaptions Purchased	—	2,884,048	—	2,884,048

Total Investments, at Value	167,597,973	1,656,227,110	3,249,404	1,827,074,487
Other Financial Instruments:
Swaps, at value	—	492,020	—	492,020
Centrally cleared swaps, at value	—	2,380,343	—	2,380,343

31      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments: (Continued)
Futures contracts	$595,281	$—	$—	$595,281
Forward currency exchange contracts	—	1,664,959	—	1,664,959

Total Assets	$168,193,254	$1,660,764,432	$3,249,404	$1,832,207,090

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(4,411,224)	$—	$(4,411,224)
Centrally cleared swaps, at value	—	(2,006,378)	—	(2,006,378)
Options written, at value	—	(1,150,756)	—	(1,150,756)
Futures contracts	(3,253,950)	—	—	(3,253,950)
Forward currency exchange contracts	—	(2,875,984)	—	(2,875,984)
Swaptions written, at value	—	(2,187,382)	—	(2,187,382)

Total Liabilities	$(3,253,950)	$(12,631,724)	$—	$(15,885,674)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*

Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$88,123	$(88,123)

Total Assets	$88,123	$(88,123)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

32      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate.

Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The Fund’s investments in the Master Funds are included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 15.3% of Master Loan and 14.8% of Master Event-Linked Bond at period end.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$234,047,881
Sold securities	44,239,363

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price. Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $18,000 of collateral to the Fund for forward roll transactions.

33      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$2,014,089
Market Value	$3
Market Value as % of Net Assets	Less than 0.005%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses

34      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

6. Use of Derivatives (Continued)

in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $336,811,302 and $318,842,551, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following theConsolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $233,955,432 and $66,192,349 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or

35      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Interest Rate Options. The Fund may purchase or write call and put options on treasury and/or euro futures to increase or decrease exposure to interest rate risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $594,194 and $730,329 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

During the reporting period, the Fund had an ending monthly average market value of $921,370 and $436,293 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this

36      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

6.	Use of Derivatives (Continued)

unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same reference asset but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

For the reporting period, the Fund had ending monthly average notional amounts of $45,888,500 and $40,603,380 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $120,154,249 and $277,290,935 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had ending monthly average notional amounts of $15,165,360 on total return swaps which are long the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed

37      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6.	Use of Derivatives (Continued)

or floating interest rate and receives a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $1,464,045 and $1,235,206 on purchased and written swaptions, respectively.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $975,630.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant. Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

38      OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—43.7%
Consumer Discretionary—2.1%
Auto Components—0.1%
American Axle & Manufacturing Holdings, Inc.[1]	1,107	$19,461
Cooper Tire & Rubber Co.	562	21,019
Cooper-Standard Holdings, Inc.[1]	178	20,643
Dana, Inc.	1,873	52,369
Dorman Products, Inc.[1]	396	28,362
Fox Factory Holding Corp.[1]	355	15,300
Gentherm, Inc.[1]	390	14,489
GKN plc	10,005	46,442
Horizon Global Corp.[1]	195	3,440
LCI Industries	266	30,816
Modine Manufacturing Co.[1]	662	12,744
Motorcar Parts of America, Inc.[1]	196	5,774
Shiloh Industries, Inc.[1]	194	2,018
Standard Motor Products, Inc.	257	12,400
Stoneridge, Inc.[1]	341	6,755
Superior Industries International, Inc.	328	5,461
Tenneco, Inc.	536	32,519
Tower International, Inc.	297	8,078
Valeo SA	1,714	127,372
VOXX International Corp., Cl. A1	197	1,684
		467,146
Automobiles—0.0%
Ford Motor Co.	4,366	52,261
General Motors Co.	1,365	55,119
Winnebago Industries, Inc.	317	14,186
		121,566
Distributors—0.0%
Core-Mark Holding Co., Inc.	619	19,894
Weyco Group, Inc.	102	2,895
		22,789
Diversified Consumer Services—0.1%
Adtalem Global Education, Inc.	584	20,937
American Public Education, Inc.[1]	246	5,178
Ascent Capital Group, Inc., Cl. A1	207	2,699
Bridgepoint Education, Inc.[1]	315	3,024
Cambium Learning Group, Inc.[1]	511	3,388
Capella Education Co.	156	10,944
Career Education Corp.[1]	794	8,250
Carriage Services, Inc., Cl. A	164	4,198
Chegg, Inc.[1]	921	13,668
Collectors Universe, Inc.	121	2,900
Grand Canyon Education, Inc.[1]	566	51,404
Houghton Mifflin Harcourt Co.[1]	1,424	17,159
K12, Inc.[1]	530	9,455
Laureate Education, Inc., Cl. A1	1,933	28,125
Liberty Tax, Inc.	133	1,915
Regis Corp.[1]	363	5,180
Rentokil Initial plc	15,335	61,825
Sotheby’s1	655	30,202
Strayer Education, Inc.	108	9,425
Weight Watchers International, Inc.[1]	486	21,165
		311,041
Hotels, Restaurants & Leisure—0.7%
Accor SA	3,649	181,176
Belmond Ltd., Cl. A1	1,032	14,087
Biglari Holdings, Inc.[1]	26	8,665
BJ’s Restaurants, Inc.[1]	249	7,582
Bloomin’ Brands, Inc.	960	16,896
Bob Evans Farms, Inc.	8,645	670,074
Bojangles’, Inc.[1]	362	4,887
Boyd Gaming Corp.	1,056	27,509
Brinker International, Inc.	543	17,300
Buffalo Wild Wings, Inc.[1]	160	16,912

	Shares	Value
Hotels, Restaurants & Leisure (Continued)
Caesars Acquisition Co., Cl. A1	1,426	$30,588
Carnival plc	1,135	72,223
Carrols Restaurant Group, Inc.[1]	391	4,262
Century Casinos, Inc.[1]	337	2,767
Cheesecake Factory, Inc. (The)	540	22,745
Churchill Downs, Inc.	145	29,899
Chuy’s Holdings, Inc.[1]	209	4,399
Compass Group plc	2,652	56,304
Dave & Buster’s Entertainment, Inc.[1]	438	22,986
Del Frisco’s Restaurant Group, Inc.[1]	216	3,143
Del Taco Restaurants, Inc.[1]	354	5,430
Denny’s Corp.[1]	639	7,955
DineEquity, Inc.	184	7,908
Drive Shack, Inc.	748	2,700
El Pollo Loco Holdings, Inc.[1]	437	5,310
Eldorado Resorts, Inc.[1]	670	17,185
Fiesta Restaurant Group, Inc.[1]	256	4,864
Fogo de Chao, Inc.[1]	298	3,695
Golden Entertainment, Inc.[1]	199	4,852
Habit Restaurants, Inc. (The), Cl. A1	253	3,302
Hilton Worldwide Holdings, Inc.	6,153	427,326
ILG, Inc.	1,237	33,065
InterContinental Hotels Group plc	939	49,552
International Speedway Corp., Cl. A	585	21,060
J Alexander’s Holdings, Inc.[1]	206	2,390
Jack in the Box, Inc.	287	29,251
La Quinta Holdings, Inc.[1]	1,093	19,127
Lindblad Expeditions Holdings, Inc.[1]	400	4,280
Marcus Corp. (The)	387	10,720
Marriott Vacations Worldwide Corp.	269	33,499
McDonald’s Corp.	563	88,211
Merlin Entertainments plc[2]	10,219	61,042
Monarch Casino & Resort, Inc.[1]	161	6,364
Nathan’s Famous, Inc.[1]	44	3,254
Paddy Power Betfair plc	454	45,082
Papa John’s International, Inc.	343	25,063
Penn National Gaming, Inc.[1]	818	19,133
Pinnacle Entertainment, Inc.[1]	555	11,827
Planet Fitness, Inc., Cl. A	754	20,343
Potbelly Corp.[1]	237	2,939
RCI Hospitality Holdings, Inc.	93	2,302
Red Lion Hotels Corp.[1]	237	2,050
Red Robin Gourmet Burgers, Inc.[1]	134	8,978
Red Rock Resorts, Inc., Cl. A	711	16,467
Ruby Tuesday, Inc.[1]	563	1,205
Ruth’s Hospitality Group, Inc.	407	8,527
Scientific Games Corp., Cl. A1	928	42,549
SeaWorld Entertainment, Inc.[1]	10,128	131,563
Shake Shack, Inc., Cl. A1	273	9,072
Sodexo SA	1,478	184,501
Sonic Corp.	418	10,638
Speedway Motorsports, Inc.	551	11,736
Starbucks Corp.	876	47,050
Texas Roadhouse, Inc., Cl. A	698	34,300
TUI AG	2,707	45,968
Whitbread plc	1,043	52,641
Wingstop, Inc.	265	8,811
Zoe’s Kitchen, Inc.[1]	169	2,134
		2,811,625
Household Durables—0.1%
AV Homes, Inc.[1]	230	3,944
Bassett Furniture Industries, Inc.	146	5,504
Beazer Homes USA, Inc.[1]	392	7,346
Cavco Industries, Inc.[1]	115	16,968
Century Communities, Inc.[1]	257	6,348
CSS Industries, Inc.	90	2,594
Ethan Allen Interiors, Inc.	297	9,623

1      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables (Continued)
Flexsteel Industries, Inc.	126	$6,388
Green Brick Partners, Inc.[1]	577	5,712
Helen of Troy Ltd.[1]	299	28,973
Hooker Furniture Corp.	160	7,640
Hovnanian Enterprises, Inc., Cl. A1	1,757	3,391
Installed Building Products, Inc.[1]	293	18,986
iRobot Corp.[1]	301	23,195
KB Home	1,000	24,120
La-Z-Boy, Inc.	899	24,183
LGI Homes, Inc.[1]	222	10,783
Libbey, Inc.	239	2,213
Lifetime Brands, Inc.	212	3,880
M/I Homes, Inc.[1]	261	6,977
MDC Holdings, Inc.	561	18,631
Meritage Homes Corp.[1]	398	17,671
NACCO Industries, Inc., Cl. A	61	5,234
New Home Co., Inc. (The)[1]	287	3,203
PICO Holdings, Inc.[1]	228	3,808
Taylor Morrison Home Corp., Cl. A1	800	17,640
Taylor Wimpey plc	61,059	159,962
TopBuild Corp.[1]	325	21,180
TRI Pointe Group, Inc.[1]	1,558	21,516
Universal Electronics, Inc.[1]	166	10,524
William Lyon Homes, Cl. A1	297	6,828
ZAGG, Inc.[1]	185	2,914
		507,879
Internet & Catalog Retail—0.1%
1-800-Flowers.com, Inc., Cl. A1	691	6,806
Amazon.com, Inc.[1]	68	65,372
FTD Cos., Inc.[1]	399	5,203
Gaia, Inc., Cl. A1	162	1,944
Groupon, Inc., Cl. A1	4,654	24,201
HSN, Inc.	744	29,053
Liberty TripAdvisor Holdings, Inc., Cl. A1	868	10,720
Nutrisystem, Inc.	304	16,993
Overstock.com, Inc.[1]	180	5,346
PetMed Express, Inc.	265	8,785
Priceline Group, Inc. (The)[1]	29	53,094
Shutterfly, Inc.[1]	354	17,162
		244,679
Leisure Products—0.0%
Acushnet Holdings Corp.	825	14,652
American Outdoor Brands Corp.[1]	673	10,263
Callaway Golf Co.	850	12,266
Clarus Corp.[1]	265	1,988
Escalade, Inc.	145	1,972
Johnson Outdoors, Inc., Cl. A	104	7,621
Malibu Boats, Inc., Cl. A1	188	5,948
Marine Products Corp.	321	5,152
MCBC Holdings, Inc.[1]	264	5,380
Nautilus, Inc.[1]	327	5,526
Vista Outdoor, Inc.[1]	556	12,755
		83,523
Media—0.6%
Beasley Broadcast Group, Inc., Cl. A	300	3,510
Central European Media Enterprises Ltd., Cl. A1	1,497	6,063
Clear Channel Outdoor Holdings, Inc., Cl. A	4,708	21,892
Comcast Corp., Cl. A	976	37,556
Daily Journal Corp.[1]	13	2,842
DISH Network Corp., Cl. A1	18,723	1,015,348
Emerald Expositions Events, Inc.	750	17,430
Entravision Communications Corp., Cl. A	1,391	7,929
Eros International plc[1]	601	8,594
EW Scripps Co. (The), Cl. A1	891	17,027

	Shares	Value
Media (Continued)
Gannett Co., Inc.	1,184	$10,656
Global Eagle Entertainment, Inc.[1]	860	2,941
Gray Television, Inc.[1]	746	11,712
Hemisphere Media Group, Inc., Cl. A1	403	4,816
I-CABLE Communications Ltd.[1]	7,210	236
IMAX Corp.[1]	732	16,580
Informa plc	7,415	66,840
ITV plc	28,466	66,646
Liberty Media Corp.-Liberty Braves[1,17]	503	12,711
Liberty Media Corp.-Liberty Braves[1,17]	504	12,786
Live Nation Entertainment, Inc.[1]	13,950	607,522
Loral Space & Communications, Inc.[1]	313	15,494
MDC Partners, Inc., Cl. A1	538	5,918
Media General, Inc.[1,3,4]	1,099	66
Meredith Corp.	481	26,696
MSG Networks, Inc., Cl. A1	739	15,667
National CineMedia, Inc.	790	5,514
New Media Investment Group, Inc.	531	7,853
New York Times Co. (The), Cl. A	1,627	31,889
Nexstar Media Group, Inc., Cl. A	495	30,839
Publicis Groupe SA	2,529	176,555
Reading International, Inc., Cl. A1	307	4,826
RELX plc	3,238	71,037
Saga Communications, Inc., Cl. A	55	2,508
Salem Media Group, Inc., Cl. A	405	2,673
Scholastic Corp.	363	13,504
Sinclair Broadcast Group, Inc., Cl. A	1,207	38,684
Sky plc	3	37
Time Warner, Inc.	1,182	121,096
Time, Inc.	1,049	14,162
Townsquare Media, Inc., Cl. A1	269	2,690
tronc, Inc.[1]	285	4,141
Twenty-First Century Fox, Inc., Cl. A	1,228	32,395
Twenty-First Century Fox, Inc., Cl. B	1,314	33,888
Walt Disney Co. (The)	615	60,621
World Wrestling Entertainment, Inc., Cl. A	732	17,239
WPP plc	2,586	48,000
		2,735,629
Multiline Retail—0.1%
Big Lots, Inc.	454	24,321
Marks & Spencer Group plc	10,603	50,214
Next plc	707	49,838
Ollie’s Bargain Outlet Holdings, Inc.[1]	644	29,882
Target Corp.	1,869	110,290
		264,545
Specialty Retail—0.2%
Aaron’s, Inc.	729	31,806
Abercrombie & Fitch Co., Cl. A	519	7,494
American Eagle Outfitters, Inc.	1,729	24,725
America’s Car-Mart, Inc.[1]	76	3,125
Asbury Automotive Group, Inc.[1]	207	12,648
Ascena Retail Group, Inc.[1]	2,205	5,402
At Home Group, Inc.[1]	553	12,631
Barnes & Noble Education, Inc.[1]	640	4,166
Barnes & Noble, Inc.	751	5,708
Big 5 Sporting Goods Corp.	307	2,349
Boot Barn Holdings, Inc.[1]	259	2,305
Build-A-Bear Workshop, Inc.[1]	165	1,510
Caleres, Inc.	429	13,093
Camping World Holdings, Inc., Cl. A	249	10,144
Cato Corp. (The), Cl. A	324	4,287
Chico’s FAS, Inc.	1,521	13,613
Children’s Place, Inc. (The)	174	20,558
Citi Trends, Inc.	221	4,391
Container Store Group, Inc. (The)[1]	624	2,627
DSW, Inc., Cl. A	771	16,561

2      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Specialty Retail (Continued)
Express, Inc.[1]	739	$4,996
Finish Line, Inc. (The), Cl. A	654	7,868
Five Below, Inc.[1]	552	30,294
Francesca’s Holdings Corp.[1]	491	3,614
Genesco, Inc.[1]	293	7,794
Group 1 Automotive, Inc.	204	14,782
Guess?, Inc.	688	11,717
Haverty Furniture Cos., Inc.	198	5,178
Hibbett Sports, Inc.[1]	263	3,748
Home Depot, Inc. (The)	452	73,929
Kingfisher plc	16,014	64,064
Kirkland’s, Inc.[1]	128	1,463
Lithia Motors, Inc., Cl. A	236	28,393
Lowe’s Cos., Inc.	496	39,650
Lumber Liquidators Holdings, Inc.[1]	184	7,172
MarineMax, Inc.[1]	222	3,674
Monro, Inc.	315	17,656
Office Depot, Inc.	6,995	31,757
Party City Holdco, Inc.[1]	1,179	15,975
Pier 1 Imports, Inc.	922	3,863
Select Comfort Corp.[1]	464	14,407
Shoe Carnival, Inc.	157	3,514
Sonic Automotive, Inc., Cl. A	434	8,854
Sportsman’s Warehouse Holdings, Inc.[1]	458	2,066
Tailored Brands, Inc.	513	7,408
Tesco plc[1]	31,917	80,051
Tile Shop Holdings, Inc.	496	6,299
Tilly’s, Inc., Cl. A	258	3,093
Vitamin Shoppe, Inc.[1]	483	2,584
Winmark Corp.	42	5,533
Zumiez, Inc.[1]	253	4,579
		715,118

Textiles, Apparel & Luxury Goods—0.1%
Burberry Group plc	1,946	45,970
Columbia Sportswear Co.	727	44,769
Crocs, Inc.[1]	640	6,208
Culp, Inc.	168	5,502
Deckers Outdoor Corp.[1]	320	21,891
Delta Apparel, Inc.[1]	79	1,699
Fossil Group, Inc.[1]	649	6,055
G-III Apparel Group Ltd.[1]	454	13,175
Iconix Brand Group, Inc.[1]	673	3,829
Kering	451	179,530
LVMH Moet Hennessy Louis Vuitton SE	555	153,011
Movado Group, Inc.	201	5,628
NIKE, Inc., Cl. B	883	45,784
Oxford Industries, Inc.	181	11,501
Perry Ellis International, Inc.[1]	139	3,289
Sequential Brands Group, Inc.[1]	655	1,958
Steven Madden Ltd.[1]	564	24,421
Superior Uniform Group, Inc.	148	3,389
Unifi, Inc.[1]	252	8,979
Vera Bradley, Inc.[1]	399	3,515
Wolverine World Wide, Inc.	1,021	29,456
		619,559

Consumer Staples—2.4%
Beverages—0.4%
Boston Beer Co., Inc. (The), Cl. A1	125	19,525
Coca-Cola Bottling Co. Consolidated	103	22,222
Coca-Cola Co. (The)	28,442	1,280,174
Coca-Cola HBC AG1	2,296	77,765
Craft Brew Alliance, Inc.[1]	191	3,352
Diageo plc	2,458	80,806
MGP Ingredients, Inc.	173	10,489
National Beverage Corp.	404	50,116
PepsiCo, Inc.	792	88,253
Pernod Ricard SA	1,541	213,074

	Shares	Value
Beverages (Continued)
Primo Water Corp.[1]	334	$3,958
		1,849,734

Food & Staples Retailing—0.2%
Andersons, Inc. (The)	302	10,343
Carrefour SA	10,709	216,342
Chefs’ Warehouse, Inc. (The)[1]	219	4,227
Costco Wholesale Corp.	405	66,537
CVS Health Corp.	497	40,416
Ingles Markets, Inc., Cl. A	261	6,708
J Sainsbury plc	17,150	54,678
Natural Grocers by Vitamin Cottage, Inc.[1]	347	1,936
Performance Food Group Co.[1]	1,030	29,098
PriceSmart, Inc.	311	27,757
Smart & Final Stores, Inc.[1]	890	6,987
SpartanNash Co.	417	10,996
SUPERVALU, Inc.[1]	475	10,331
United Natural Foods, Inc.[1]	553	22,999
Village Super Market, Inc., Cl. A	136	3,365
Walgreens Boots Alliance, Inc.	768	59,305
Wal-Mart Stores, Inc.	1,082	84,547
Weis Markets, Inc.	284	12,354
Wm Morrison Supermarkets plc	20,962	65,765
		734,691

Food Products—0.4%
Admiral Group plc	2,853	69,514
Alico, Inc.	77	2,630
Associated British Foods plc	2,152	92,149
B&G Foods, Inc.	779	24,811
Calavo Growers, Inc.	191	13,981
Danone SA	2,401	188,387
Darling Ingredients, Inc.[1]	1,518	26,595
Dean Foods Co.	1,223	13,306
Farmer Brothers Co.[1]	159	5,223
Fresh Del Monte Produce, Inc.	541	24,594
Freshpet, Inc.[1]	366	5,728
Hain Celestial Group, Inc. (The)[1]	23,748	977,230
Hostess Brands, Inc., Cl. A1	1,129	15,422
J&J Snack Foods Corp.	190	24,947
John B Sanfilippo & Son, Inc.	115	7,741
Kraft Heinz Co. (The)	722	55,991
Lancaster Colony Corp.	380	45,646
Landec Corp.[1]	257	3,328
Lifeway Foods, Inc.[1]	168	1,495
Limoneira Co.	144	3,337
Mondelez International, Inc., Cl. A	988	40,172
Omega Protein Corp.	224	3,730
Sanderson Farms, Inc.	199	32,142
Seneca Foods Corp., Cl. A1	94	3,243
Snyder’s-Lance, Inc.	933	35,585
Tootsie Roll Industries, Inc.	621	23,598
Unilever plc	1,192	68,995
		1,809,520
Household Products—0.1%
Central Garden & Pet Co.[1]	463	17,983
Central Garden & Pet Co., Cl. A1	613	22,797
Colgate-Palmolive Co.	2,654	193,344
HRG Group, Inc.[1]	2,075	32,391
Oil-Dri Corp. of America	90	4,404
Procter & Gamble Co. (The)	1,040	94,619
Reckitt Benckiser Group plc	750	68,531
WD-40 Co.	135	15,107
		449,176

Personal Products—0.3%
elf Beauty, Inc.[1]	557	12,560
Inter Parfums, Inc.	302	12,457

3      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Personal Products (Continued)
L’Oreal SA	695	$147,671
Medifast, Inc.	118	7,006
Nature’s Sunshine Products, Inc.	223	2,263
Peugeot SA	6,620	157,678
Revlon, Inc., Cl. A1	30,200	741,410
USANA Health Sciences, Inc.[1]	234	13,502
		1,094,547
Tobacco—1.0%
Altria Group, Inc.	31,576	2,002,550
British American Tobacco plc	817	51,079
Imperial Brands plc	1,489	63,539
Philip Morris International, Inc.	16,074	1,784,375
Turning Point Brands, Inc.[1]	224	3,808
Universal Corp.	279	15,987
Vector Group Ltd.	1,244	25,465
		3,946,803
Energy—7.7%
Energy Equipment & Services—0.5%
Archrock, Inc.	751	9,425
Basic Energy Services, Inc.[1]	14,474	279,348
Bristow Group, Inc.	311	2,908
C&J Energy Services, Inc.[1]	799	23,946
Dril-Quip, Inc.[1]	443	19,558
Ensco plc, Cl. A	3,730	22,268
Era Group, Inc.[1]	209	2,339
Exterran Corp.[1]	352	11,127
Forum Energy Technologies, Inc.[1]	1,087	17,283
Geospace Technologies Corp.[1]	135	2,406
Gulf Island Fabrication, Inc.	149	1,892
Halliburton Co.	11,097	510,795
Helix Energy Solutions Group, Inc.[1]	1,519	11,225
Independence Contract Drilling, Inc.[1]	448	1,702
Keane Group, Inc.[1]	1,204	20,083
Mammoth Energy Services, Inc.[1]	467	7,874
Matrix Service Co.[1]	229	3,481
McDermott International, Inc.[1]	3,088	22,450
Natural Gas Services Group, Inc.[1]	134	3,805
NCS Multistage Holdings, Inc.[1]	488	11,751
Newpark Resources, Inc.[1]	875	8,750
Noble Corp. plc[1]	2,963	13,630
Oil States International, Inc.[1]	576	14,601
Parker Drilling Co.[1]	1,487	1,636
Pearson plc	7,583	62,190
PHI, Inc.[1]	138	1,623
Pioneer Energy Services Corp.[1]	992	2,530
ProPetro Holding Corp.[1]	925	13,274
RigNet, Inc.[1]	213	3,664
Rowan Cos. plc, Cl. A1	1,490	19,146
Schlumberger Ltd.	10,115	705,622
SEACOR Holdings, Inc.[1]	154	7,101
SEACOR Marine Holdings, Inc.[1]	198	3,097
Smart Sand, Inc.[1]	439	2,976
Superior Energy Services, Inc.[1]	1,971	21,050
TechnipFMC plc[1]	637	17,663
Tesco Corp.[1]	482	2,627
TETRA Technologies, Inc.[1]	1,559	4,459
Unit Corp.[1]	589	12,122
US Silica Holdings, Inc.	857	26,627
Vantage Drilling International[1]	447	84,930
Willbros Group, Inc.[1]	771	2,483
		2,017,467
Oil, Gas & Consumable Fuels—7.2%
Abraxas Petroleum Corp.[1]	1,692	3,181
Adams Resources & Energy, Inc.	61	2,531
Antero Midstream GP LP	26,741	547,388
Arch Coal, Inc., Cl. A	367	26,329
Ardmore Shipping Corp.[1]	325	2,681

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Bill Barrett Corp.[1]	850	$3,647
Bonanza Creek Energy, Inc.[1]	225	7,423
BP plc	8,270	52,876
Buckeye Partners LP5	14,490	825,930
Callon Petroleum Co.[1]	2,174	24,436
Canadian Natural Resources Ltd.	15,103	505,834
Carrizo Oil & Gas, Inc.[1]	761	13,036
Chevron Corp.	8,639	1,015,083
Clean Energy Fuels Corp.[1]	1,638	4,062
Cloud Peak Energy, Inc.[1]	816	2,987
ConocoPhillips	17,259	863,813
Contango Oil & Gas Co.[1]	330	1,660
Delek US Holdings, Inc.	647	17,294
Denbury Resources, Inc.[1]	5,418	7,260
DHT Holdings, Inc.	1,557	6,197
Dorian LPG Ltd.[1]	570	3,887
Eclipse Resources Corp.[1]	3,113	7,783
Energen Corp.[1]	7,137	390,251
Energy Transfer Equity LP5	115,385	2,005,391
Energy Transfer Partners LP5	115,049	2,104,246
Enterprise Products Partners LP5	69,120	1,801,958
EOG Resources, Inc.	8,162	789,592
EQT Corp.	10,329	673,864
EQT Midstream Partners LP5	8,195	614,379
Evolution Petroleum Corp.	537	3,866
Exxon Mobil Corp.	1,291	105,836
GasLog Ltd.	860	15,007
Genco Shipping & Trading Ltd.[1]	249	2,886
Gener8 Maritime, Inc.[1]	973	4,388
Genesis Energy LP5	15,245	401,706
Green Plains, Inc.	436	8,785
Halcon Resources Corp.[1]	9,074	61,703
Hallador Energy Co.	349	1,996
International Seaways, Inc.[1]	357	7,033
Jagged Peak Energy, Inc.[1]	2,321	31,705
Jones Energy, Inc., Cl. A1	174,615	335,261
Kinder Morgan, Inc.	2,597	49,810
Magellan Midstream Partners LP5	20,715	1,472,008
Matador Resources Co.[1]	1,018	27,639
Midstates Petroleum Co., Inc.[1]	242	3,761
MPLX LP5	43,887	1,536,484
Navios Maritime Acquisition Corp.	1,660	2,025
Newfield Exploration Co.[1]	10,310	305,898
Noble Energy, Inc.[6]	22,057	625,537
Oasis Petroleum, Inc.[1]	2,495	22,754
Occidental Petroleum Corp.	13,843	888,859
Overseas Shipholding Group, Inc., Cl. A1	1,008	2,651
Pacific Ethanol, Inc.[1]	541	3,003
Panhandle Oil & Gas, Inc., Cl. A	171	4,070
Par Pacific Holdings, Inc.[1]	454	9,443
PDC Energy, Inc.[1]	779	38,194
Peabody Energy Corp.[1]	1,273	36,930
Penn Virginia Corp.[1]	15,434	617,051
Phillips 66 Partners LP5	13,000	683,280
Plains All American Pipeline LP5	23,330	494,363
Plains GP Holdings LP, Cl. A	25,400	555,498
Renault SA	2,480	243,661
Renewable Energy Group, Inc.[1]	394	4,787
Resolute Energy Corp.[1]	255	7,571
REX American Resources Corp.[1]	75	7,037
Rice Midstream Partners LP5	32,925	689,450
Ring Energy, Inc.[1]	531	7,694
Royal Dutch Shell plc, Cl. A	2,158	65,031
Royal Dutch Shell plc, Cl. B	2,041	62,765
Safe Bulkers, Inc.[1]	797	2,184
SandRidge Energy, Inc.[1]	1,524	30,617
Scorpio Bulkers, Inc.[1]	666	4,695
Scorpio Tankers, Inc.	1,570	5,385

4      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
SemGroup Corp., Cl. A	688	$19,780
SilverBow Resources, Inc.[1]	131	3,216
SRC Energy, Inc.[1]	2,136	20,655
Stone Energy Corp.[1]	176	5,115
Tallgrass Energy GP LP, Cl. A	39,877	1,126,525
Tallgrass Energy Partners LP5	4,200	201,138
Targa Resources Corp.[6]	33,122	1,566,671
TC PipeLines LP5	29,895	1,564,106
Teekay Tankers Ltd., Cl. A	2,082	3,373
TOTAL SA	4,781	257,138
TOTAL SA, ADR	14,720	787,814
Ultra Petroleum Corp.[1]	2,557	22,169
Valero Energy Corp.	6,611	508,584
W&T Offshore, Inc.[1]	1,395	4,255
Western Gas Partners LP5	9,035	463,315
Westmoreland Coal Co.[1]	342	872
WildHorse Resource Development Corp.[1]	1,208	16,091
Williams Cos., Inc. (The)	17,070	512,271
Williams Partners LP5	26,817	1,043,181
		29,941,575
Financials—11.0%
Capital Markets—0.7%
3i Group plc	4,823	59,014
Arlington Asset Investment Corp., Cl. A	256	3,259
Artisan Partners Asset Management, Inc., Cl. A	531	17,310
Associated Capital Group, Inc., Cl. A	230	8,211
AXA SA	6,380	193,011
B. Riley Financial, Inc.	285	4,859
Bank of New York Mellon Corp. (The)	1,047	55,512
BlackRock, Inc., Cl. A	86	38,450
Cohen & Steers, Inc.	487	19,232
Cowen, Inc., Cl. A1	302	5,375
Diamond Hill Investment Group, Inc.	34	7,220
Donnelley Financial Solutions, Inc.[1]	360	7,762
Evercore, Inc., Cl. A	403	32,341
Financial Engines, Inc.	724	25,159
Fortress Investment Group LLC, Cl. A5	76,779	611,929
GAIN Capital Holdings, Inc.	498	3,182
GAMCO Investors, Inc., Cl. A	301	8,958
Goldman Sachs Group, Inc. (The)	3,960	939,272
Greenhill & Co., Inc.	359	5,959
Hamilton Lane, Inc., Cl. A	182	4,887
Houlihan Lokey, Inc., Cl. A	681	26,647
INTL. FCStone, Inc.[1]	203	7,779
Investment Technology Group, Inc.	359	7,948
KKR & Co. LP5	9,236	187,768
Ladenburg Thalmann Financial Services, Inc.	1,720	4,954
Medley Management, Inc., Cl. A	55	338
Moelis & Co., Cl. A	375	16,144
Morgan Stanley	729	35,116
OM Asset Management plc	1,537	22,932
Oppenheimer Holdings, Inc., Cl. A	126	2,186
Piper Jaffray Cos.	190	11,276
PJT Partners, Inc., Cl. A	205	7,853
Pzena Investment Management, Inc., Cl. A	182	1,982
Raymond James Financial, Inc.	5,300	446,949
Safeguard Scientifics, Inc.[1]	196	2,617
Schroders plc	1,568	70,562
Silvercrest Asset Management Group, Inc., Cl. A	83	1,208
Stifel Financial Corp.	717	38,331
Value Line, Inc.	106	1,868
Virtus Investment Partners, Inc.	79	9,168
Waddell & Reed Financial, Inc., Cl. A	916	18,384

	Shares	Value
Capital Markets (Continued)
Westwood Holdings Group, Inc.	85	$5,718
WisdomTree Investments, Inc.	1,537	15,647
		2,994,277
Commercial Banks—1.8%
1st Source Corp.	269	13,665
Access National Corp.	208	5,961
ACNB Corp.	65	1,800
Allegiance Bancshares, Inc.[1]	143	5,262
American National Bankshares, Inc.	117	4,820
Ameris Bancorp	382	18,336
Ames National Corp.	100	2,985
Arrow Financial Corp.	138	4,740
Atlantic Capital Bancshares, Inc.[1]	272	4,937
Banc of California, Inc.	550	11,412
BancFirst Corp.	332	18,841
Banco Latinoamericano de Comercio Exterior SA, Cl. E	354	10,422
Bancorp, Inc. (The)[1]	543	4,491
BancorpSouth, Inc.	928	29,742
Bank of America Corp.	1,315	33,322
Bank of Commerce Holdings	157	1,805
Bank of Marin Bancorp	62	4,247
Bank of NT Butterfield & Son Ltd. (The)	741	27,150
Bankwell Financial Group, Inc.	73	2,697
Banner Corp.	458	28,066
Bar Harbor Bankshares	161	5,049
Barclays plc	21,226	55,081
BCB Bancorp, Inc.	118	1,646
Berkshire Hills Bancorp, Inc.	584	22,630
Blue Hills Bancorp, Inc.	268	5,146
BNP Paribas SA	1,716	138,470
Boston Private Financial Holdings, Inc.	866	14,332
Bridge Bancorp, Inc.	204	6,926
Brookline Bancorp, Inc.	786	12,183
Bryn Mawr Bank Corp.	174	7,621
C&F Financial Corp.	37	2,035
Cadence BanCorp, Cl. A1	904	20,720
California First National Bancorp	105	1,900
Camden National Corp.	165	7,201
Capital Bank Financial Corp., Cl. A	518	21,264
Capital City Bank Group, Inc.	173	4,154
Capstar Financial Holdings, Inc.[1]	112	2,193
Carolina Financial Corp.	158	5,669
Cathay General Bancorp	836	33,607
CenterState Bank Corp.	604	16,187
Central Pacific Financial Corp.	428	13,773
Central Valley Community Bancorp	135	3,010
Century Bancorp, Inc., Cl. A	60	4,806
Chemical Financial Corp.	744	38,881
Chemung Financial Corp.	47	2,214
Citigroup, Inc.	820	59,647
Citizens & Northern Corp.	124	3,045
City Holding Co.	160	11,506
Civista Bancshares, Inc.	101	2,256
CNB Financial Corp.	164	4,480
CoBiz Financial, Inc.	425	8,347
Codorus Valley Bancorp, Inc.	124	3,808
Columbia Banking System, Inc.	617	25,982
Community Bank System, Inc.	531	29,338
Community Bankers Trust Corp.[1]	222	2,042
Community Financial Corp. (The)	49	1,733
Community Trust Bancorp, Inc.	177	8,230
ConnectOne Bancorp, Inc.	312	7,675
County Bancorp, Inc.	55	1,653
Credit Agricole SA	7,519	136,719
CU Bancorp[1]	242	9,384
Customers Bancorp, Inc.[1]	321	10,471
CVB Financial Corp.	1,130	27,312

5      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
DNB Financial Corp.	44	$1,549
Eagle Bancorp, Inc.[1]	338	22,663
Enterprise Bancorp, Inc.	121	4,394
Enterprise Financial Services Corp.	240	10,164
Equity Bancshares, Inc., Cl. A1	122	4,341
Farmers Capital Bank Corp.	74	3,112
Farmers National Banc Corp.	357	5,373
FB Financial Corp.[1]	283	10,675
FCB Financial Holdings, Inc., Cl. A1	614	29,656
Fidelity Southern Corp.	254	6,005
Financial Institutions, Inc.	215	6,192
First BanCorp (Puerto Rico)[1]	2,927	14,986
First Bancorp (Southern Pines NC)	246	8,465
First Bancorp, Inc. (Maine)	110	3,334
First Busey Corp.	509	15,962
First Business Financial Services, Inc.	86	1,956
First Citizens BancShares, Inc., Cl. A	128	47,858
First Commonwealth Financial Corp.	993	14,031
First Community Bancshares, Inc.	236	6,870
First Connecticut Bancorp, Inc. (Farmington CT)	163	4,360
First Financial Bancorp	655	17,128
First Financial Bankshares, Inc.	699	31,595
First Financial Corp.	128	6,093
First Financial Northwest, Inc.	149	2,532
First Foundation, Inc.[1]	345	6,172
First Internet Bancorp	67	2,164
First Interstate BancSystem, Inc., Cl. A	770	29,452
First Merchants Corp.	438	18,803
First Mid-Illinois Bancshares, Inc.	173	6,643
First Midwest Bancorp, Inc.	1,422	33,303
First Northwest Bancorp[1]	150	2,565
First of Long Island Corp. (The)	249	7,582
Flushing Financial Corp.	296	8,797
Franklin Financial Network, Inc.[1]	137	4,884
Fulton Financial Corp.	1,804	33,825
German American Bancorp, Inc.	249	9,469
Glacier Bancorp, Inc.	809	30,548
Great Southern Bancorp, Inc.	192	10,685
Great Western Bancorp, Inc.	629	25,965
Green Bancorp, Inc.[1]	409	9,673
Guaranty Bancorp	289	8,034
Guaranty Bancshares, Inc.	146	4,671
Hancock Holding Co.	1,165	56,444
Hanmi Financial Corp.	343	10,616
HarborOne Bancorp, Inc.[1]	357	6,715
Heartland Financial USA, Inc.	273	13,486
Heritage Commerce Corp.	390	5,550
Heritage Financial Corp.	307	9,057
Hilltop Holdings, Inc.	1,005	26,130
Home BancShares, Inc.	1,794	45,245
HomeTrust Bancshares, Inc.[1]	259	6,643
Hope Bancorp, Inc.	1,457	25,803
Horizon Bancorp	220	6,417
HSBC Holdings plc	22,450	221,615
IBERIABANK Corp.	707	58,080
Independent Bank Corp.	291	6,591
Independent Bank Corp. (Rockland MA)	279	20,827
Independent Bank Group, Inc.	297	17,909
International Bancshares Corp.	855	34,286
Investors Bancorp, Inc.	3,085	42,079
JPMorgan Chase & Co.	7,385	705,341
Lakeland Bancorp, Inc.	488	9,955
Lakeland Financial Corp.	261	12,716
LCNB Corp.	143	2,996
LegacyTexas Financial Group, Inc.	509	20,319
Live Oak Bancshares, Inc.	386	9,052
Lloyds Banking Group plc	142,955	129,757

	Shares	Value
Commercial Banks (Continued)
M&T Bank Corp.[6]	15,335	$2,469,548
Macatawa Bank Corp.	337	3,458
MainSource Financial Group, Inc.	359	12,874
MB Financial, Inc.	851	38,312
MBT Financial Corp.	213	2,332
Mercantile Bank Corp.	227	7,922
Midland States Bancorp, Inc.	196	6,209
MidWestOne Financial Group, Inc.	126	4,254
MutualFirst Financial, Inc.	72	2,768
National Bank Holdings Corp., Cl. A	280	9,993
National Commerce Corp.[1]	140	5,992
NBT Bancorp, Inc.	472	17,332
Nicolet Bankshares, Inc.[1]	96	5,523
Northeast Bancorp	87	2,275
Northrim BanCorp, Inc.	67	2,342
OFG Bancorp	501	4,584
Old Line Bancshares, Inc.	106	2,968
Old National Bancorp	1,332	24,376
Old Second Bancorp, Inc.	403	5,420
Opus Bank[1]	392	9,408
Orrstown Financial Services, Inc.	84	2,092
Pacific Continental Corp.	320	8,624
Pacific Mercantile Bancorp[1]	213	1,949
Pacific Premier Bancorp, Inc.[1]	401	15,138
Paragon Commercial Corp.[1]	55	3,105
Park National Corp.	154	16,630
Park Sterling Corp.	537	6,670
Peapack Gladstone Financial Corp.	181	6,107
Penns Woods Bancorp, Inc.	46	2,138
Peoples Bancorp, Inc.	189	6,349
People’s Utah Bancorp	180	5,841
PNC Financial Services Group, Inc. (The)	3,350	451,480
Preferred Bank (Los Angeles CA)	150	9,053
Premier Financial Bancorp, Inc.	106	2,310
QCR Holdings, Inc.	182	8,281
Renasant Corp.	466	19,991
Republic Bancorp, Inc., Cl. A	274	10,656
Republic First Bancorp, Inc.[1]	592	5,476
Royal Bank of Scotland Group plc[1]	35,794	128,714
S&T Bancorp, Inc.	364	14,407
Sandy Spring Bancorp, Inc.	246	10,194
Seacoast Banking Corp. of Florida[1]	583	13,928
ServisFirst Bancshares, Inc.	556	21,601
Shore Bancshares, Inc.	171	2,847
Sierra Bancorp	197	5,349
Simmons First National Corp., Cl. A	332	19,223
SmartFinancial, Inc.[1]	88	2,117
Societe Generale SA	2,141	125,249
South State Corp.	244	21,972
Southern First Bancshares, Inc.[1]	75	2,726
Southern National Bancorp of Virginia, Inc.	238	4,044
Southside Bancshares, Inc.	308	11,199
Southwest Bancorp, Inc.	190	5,235
Standard Chartered plc[1]	8,253	82,028
State Bank Financial Corp.	393	11,259
Sterling Bancorp	1,376	33,918
Stock Yards Bancorp, Inc.	230	8,740
Summit Financial Group, Inc.	121	3,105
Sun Bancorp, Inc.	196	4,871
Sunshine Bancorp, Inc.[1]	84	1,952
Texas Capital Bancshares, Inc.[1]	516	44,273
Tompkins Financial Corp.	154	13,266
Towne Bank (Portsmouth VA)	630	21,105
TriCo Bancshares	312	12,714
TriState Capital Holdings, Inc.[1]	311	7,122
Triumph Bancorp, Inc.[1]	180	5,805
Trustmark Corp.	721	23,880

6      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Commercial Banks (Continued)
Two River Bancorp	83	$1,645
UMB Financial Corp.	512	38,139
Umpqua Holdings Corp.	3,065	59,798
Union Bankshares Corp.	425	15,003
United Bankshares, Inc.	1,064	39,528
United Community Banks, Inc.	991	28,283
Unity Bancorp, Inc.	111	2,198
Univest Corp. of Pennsylvania	275	8,800
US Bancorp	858	45,980
Valley National Bancorp	2,764	33,306
Veritex Holdings, Inc.[1]	152	4,098
Washington Trust Bancorp, Inc.	180	10,305
WashingtonFirst Bankshares, Inc.	174	6,193
Wells Fargo & Co.	832	45,885
WesBanco, Inc.	437	17,926
West Bancorporation, Inc.	223	5,441
Westamerica Bancorporation	275	16,374
Wintrust Financial Corp.	568	44,480
Xenith Bankshares, Inc.[1]	225	7,313
		7,384,503
Consumer Finance—0.0%
American Express Co.	590	53,371
Capital One Financial Corp.	400	33,864
Elevate Credit, Inc.[1]	535	3,269
Encore Capital Group, Inc.[1]	252	11,164
Enova International, Inc.[1]	404	5,434
EZCORP, Inc., Cl. A1	461	4,379
FirstCash, Inc.	469	29,617
Green Dot Corp., Cl. A1	415	20,576
LendingClub Corp.[1]	3,317	20,201
Nelnet, Inc., Cl. A	427	21,564
PRA Group, Inc.[1]	604	17,305
Regional Management Corp.[1]	126	3,050
World Acceptance Corp.[1]	88	7,294
		231,088
Diversified Financial Services—0.0%
Berkshire Hathaway, Inc., Cl. B1	284	52,063
FNFV Group[1]	3,412	58,516
Marlin Business Services Corp.	123	3,536
NewStar Financial, Inc.	420	4,931
On Deck Capital, Inc.[1]	641	2,993
Tiptree, Inc.	306	1,913
		123,952
Insurance—1.9%
Allstate Corp. (The)	20,656	1,898,493
Ambac Financial Group, Inc.[1]	501	8,647
American Equity Investment Life Holding Co.	844	24,543
American International Group, Inc.	1,133	69,555
AMERISAFE, Inc.	204	11,873
AmTrust Financial Services, Inc.	2,491	33,529
Argo Group International Holdings Ltd.	395	24,292
Atlas Financial Holdings, Inc.[1]	109	2,060
Aviva plc	10,590	73,088
Baldwin & Lyons, Inc., Cl. B	212	4,781
Blue Capital Reinsurance Holdings Ltd.	118	1,941
Brighthouse Financial, Inc.[1]	57	3,466
Chubb Ltd.	20,945	2,985,710
CNO Financial Group, Inc.	2,273	53,052
Crawford & Co., Cl. B	499	5,968
Direct Line Insurance Group plc	15,596	76,000
Donegal Group, Inc., Cl. A	346	5,581
eHealth, Inc.[1]	9,793	233,955
EMC Insurance Group, Inc.	209	5,883
Employers Holdings, Inc.	438	19,907
Enstar Group Ltd.[1]	187	41,579
FBL Financial Group, Inc., Cl. A	245	18,252

	Shares	Value
Insurance (Continued)
Federated National Holding Co.	176	$2,747
Fidelity & Guaranty Life	21,333	662,390
Genworth Financial, Inc., Cl. A1	6,556	25,241
Global Indemnity Ltd.[1]	166	7,038
Greenlight Capital Re Ltd., Cl. A1	354	7,664
Hallmark Financial Services, Inc.[1]	263	3,053
HCI Group, Inc.	105	4,016
Horace Mann Educators Corp.	421	16,566
Independence Holding Co.	151	3,813
Infinity Property & Casualty Corp.	164	15,449
Investors Title Co.	19	3,402
James River Group Holdings Ltd.	390	16,177
Kemper Corp.	414	21,942
Kinsale Capital Group, Inc.	213	9,195
Legal & General Group plc	22,825	79,500
Maiden Holdings Ltd.	1,308	10,399
MBIA, Inc.[1]	1,254	10,910
MetLife, Inc.	629	32,677
National General Holdings Corp.	1,299	24,824
National Western Life Group, Inc., Cl. A	35	12,215
Navigators Group, Inc. (The)	396	23,107
Old Mutual plc	18,497	48,192
Primerica, Inc.	470	38,328
Provident Financial plc	1,895	21,121
Prudential plc	2,386	57,132
RLI Corp.	471	27,017
RSA Insurance Group plc	7,924	66,158
Safety Insurance Group, Inc.	199	15,184
Selective Insurance Group, Inc.	578	31,125
St James’s Place plc	3,024	46,489
Standard Life Aberdeen plc	9,374	54,467
State Auto Financial Corp.	433	11,358
State National Cos., Inc.	31,690	665,173
Stewart Information Services Corp.	255	9,629
Third Point Reinsurance Ltd.[1]	1,407	21,949
United Fire Group, Inc.	353	16,174
United Insurance Holdings Corp.	427	6,960
Universal Insurance Holdings, Inc.	382	8,786
WMIH Corp.[1]	1,875	1,781
		7,741,503
Real Estate Investment Trusts (REITs)—4.9%
Acadia Realty Trust	9,075	259,726
AG Mortgage Investment Trust, Inc.	262	5,041
Agree Realty Corp.	5,659	277,744
Alexander & Baldwin, Inc.	468	21,682
Alexander’s, Inc.	52	22,053
Allied Properties Real Estate Investment Trust	5,052	161,308
Altisource Residential Corp.	565	6,277
American Assets Trust, Inc.	10,314	410,188
American Tower Corp.	1,110	151,715
Anworth Mortgage Asset Corp.	1,272	7,645
Apollo Commercial Real Estate Finance, Inc.	1,036	18,762
Ares Commercial Real Estate Corp.	364	4,845
Armada Hoffler Properties, Inc.	439	6,063
ARMOUR Residential REIT, Inc.	389	10,464
Ashford Hospitality Prime, Inc.	339	3,221
Ashford Hospitality Trust, Inc.	1,296	8,644
Ashtead Group plc	2,855	68,914
Blackstone Mortgage Trust, Inc., Cl. A	41,795	1,296,481
Bluerock Residential Growth REIT, Inc., Cl. A	317	3,506
Boston Properties, Inc.	3,580	439,910
British Land Co. plc (The)	9,142	73,796
Camden Property Trust	3,470	317,332
CapitaLand Retail China Trust	146,000	172,909
Capstead Mortgage Corp.	958	9,245

7      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
CareTrust REIT, Inc.	704	$13,404
CatchMark Timber Trust, Inc., Cl. A	509	6,418
CBL & Associates Properties, Inc.	1,854	15,555
Cedar Realty Trust, Inc.	833	4,681
Charter Hall Retail REIT	36,400	113,064
Chatham Lodging Trust	394	8,400
Cherry Hill Mortgage Investment Corp.	130	2,353
Chesapeake Lodging Trust	584	15,750
City Office REIT, Inc.	297	4,090
Community Healthcare Trust, Inc.	124	3,343
CorEnergy Infrastructure Trust, Inc.	128	4,525
Cousins Properties, Inc.	26,331	245,932
Crown Castle International Corp.	1,490	148,970
CubeSmart	7,640	198,334
CYS Investments, Inc.	1,449	12,519
Derwent London plc	1,780	66,646
Dexus	25,600	191,523
DiamondRock Hospitality Co.	2,099	22,984
Digital Realty Trust, Inc.	3,490	412,972
Duke Realty Corp.	14,470	417,025
Dynex Capital, Inc.	625	4,544
Easterly Government Properties, Inc.	376	7,772
EastGroup Properties, Inc.	332	29,256
Education Realty Trust, Inc.	701	25,187
Ellington Residential Mortgage REIT	124	1,800
Equinix, Inc.	460	205,298
Essex Property Trust, Inc.	1,570	398,827
Farmland Partners, Inc.	326	2,947
First Industrial Realty Trust, Inc.	1,551	46,670
First Potomac Realty Trust	58,695	653,862
Four Corners Property Trust, Inc.	603	15,027
Franklin Street Properties Corp.	1,121	11,905
Gaming & Leisure Properties, Inc.	4,120	151,987
Gecina SA	1,010	163,785
GEO Group, Inc. (The)	7,623	205,059
Getty Realty Corp.	429	12,274
Gladstone Commercial Corp.	349	7,772
Global Medical REIT, Inc.	229	2,056
Global Net Lease, Inc.	674	14,754
Goodman Group	56,800	368,731
Government Properties Income Trust	671	12,595
Gramercy Property Trust	1,486	44,952
Great Ajax Corp.	176	2,480
Great Portland Estates plc	11,086	90,838
Green REIT plc	63,600	113,286
Hammerson plc	23,919	172,140
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	510	12,429
Healthcare Realty Trust, Inc.	5,420	175,283
Hersha Hospitality Trust, Cl. A	417	7,785
ICADE	2,040	182,045
Independence Realty Trust, Inc.	36,981	376,097
InfraREIT, Inc.	575	12,863
Invesco Mortgage Capital, Inc.	1,436	24,599
Investa Office Fund	26,100	92,436
Investors Real Estate Trust	1,184	7,234
Invincible Investment Corp.	257	106,278
Invitation Homes, Inc.	12,280	278,142
iStar, Inc.[1]	733	8,649
Japan Retail Fund Investment Corp.	111	199,164
Jernigan Capital, Inc.	154	3,165
Keppel REIT	120,000	104,410
Kilroy Realty Corp.	6,670	474,370
Kimco Realty Corp.	12,680	247,894
Kite Realty Group Trust	841	17,030
KKR Real Estate Finance Trust, Inc.	523	11,004
Ladder Capital Corp., Cl. A	814	11,217
Land Securities Group plc	24,502	319,557

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
LaSalle Hotel Properties	1,162	$33,721
LaSalle Logiport REIT	165	160,716
Lexington Realty Trust	3,264	33,358
Life Storage, Inc.	1,880	153,803
Link REIT	27,500	223,124
LTC Properties, Inc.	414	19,450
Mack-Cali Realty Corp.	1,016	24,089
Mapletree Commercial Trust	146,000	163,761
MedEquities Realty Trust, Inc.	329	3,866
Medical Properties Trust, Inc.	9,230	121,190
Monmouth Real Estate Investment Corp.	920	14,895
MTGE Investment Corp.	438	8,497
National Health Investors, Inc.	389	30,066
National Storage Affiliates Trust	449	10,884
New Senior Investment Group, Inc.	912	8,345
New York Mortgage Trust, Inc.	1,114	6,851
NexPoint Residential Trust, Inc.	223	5,292
NIPPON REIT Investment Corp.	72	207,010
NorthStar Realty Europe Corp.	566	7,250
One Liberty Properties, Inc.	240	5,846
Orix JREIT, Inc.	63	90,491
Owens Realty Mortgage, Inc.	101	1,839
Paramount Group, Inc.	11,080	177,280
Park Hotels & Resorts, Inc.	4,340	119,610
Parkway, Inc.	29,064	669,344
Pebblebrook Hotel Trust	680	24,575
Pennsylvania Real Estate Investment Trust	816	8,560
PennyMac Mortgage Investment Trust	894	15,547
Physicians Realty Trust	23,926	424,208
Potlatch Corp.	401	20,451
Preferred Apartment Communities, Inc., Cl. A	304	5,740
Prologis, Inc.	12,790	811,653
PS Business Parks, Inc.	356	47,526
Pure Industrial Real Estate Trust	53,173	271,032
QTS Realty Trust, Inc., Cl. A	475	24,871
Quality Care Properties, Inc.[1]	1,134	17,577
RAIT Financial Trust	2,220	1,621
Ramco-Gershenson Properties Trust	838	10,902
Realty Income Corp.	2,300	131,537
Redwood Trust, Inc.	787	12,820
Regency Centers Corp.	7,742	480,314
Resource Capital Corp.	307	3,309
Retail Opportunity Investments Corp.	1,106	21,025
Rexford Industrial Realty, Inc.	887	25,386
RLJ Lodging Trust	1,931	42,482
Ryman Hospitality Properties, Inc.	526	32,870
Sabra Health Care REIT, Inc.	685	15,029
Saul Centers, Inc.	281	17,397
Scentre Group	41,600	128,598
Segro plc	12,839	92,300
Select Income REIT	892	20,891
Simon Property Group, Inc.	5,129	825,820
STAG Industrial, Inc.	1,171	32,167
Starwood Property Trust, Inc.	28,130	610,984
Starwood Waypoint Homes	8,668	315,255
STORE Capital Corp.	5,470	136,039
Summit Hotel Properties, Inc.	1,242	19,860
Sunstone Hotel Investors, Inc.	2,288	36,768
Sutherland Asset Management Corp.	306	4,804
Terreno Realty Corp.	493	17,837
Tier REIT, Inc.	471	9,090
UMH Properties, Inc.	345	5,365
Unibail-Rodamco SE	2,991	728,125
Universal Health Realty Income Trust	137	10,342
Urban Edge Properties	1,060	25,567

8      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Urstadt Biddle Properties, Inc., Cl. A	509	$11,045
Ventas, Inc.	2,870	186,923
Vicinity Centres	110,100	230,404
Washington Prime Group, Inc.	1,979	16,485
Washington Real Estate Investment Trust	772	25,291
Welltower, Inc.	7,340	515,855
Western Asset Mortgage Capital Corp.	409	4,282
Wheeler Real Estate Investment Trust, Inc.	36,137	417,382
Whitestone REIT, Cl. B	395	5,155
Worldpay Group plc[2]	15,952	87,002
Xenia Hotels & Resorts, Inc.	1,071	22,545
		20,412,605
Real Estate Management & Development—1.6%
Ayala Land, Inc.	116,500	99,881
Barratt Developments plc	9,312	76,685
Carmila SA	2,010	57,672
Castellum AB	10,424	163,596
Central Pattana PCL	39,500	92,372
China Jinmao Holdings Group Ltd.	320,000	161,587
China Overseas Land & Investment Ltd.	68,000	221,733
China Vanke Co. Ltd., Cl. H	48,267	159,000
Ciputra Development Tbk PT	403,900	35,863
City Developments Ltd.	36,000	301,492
CK Asset Holdings Ltd.	44,500	370,118
Consolidated-Tomoka Land Co.	55	3,304
Country Garden Holdings Co. Ltd.	115,000	184,378
Deutsche Wohnen SE	2,543	107,993
Fabege AB	8,926	183,083
Forestar Group, Inc.[1]	549	9,443
FRP Holdings, Inc.[1]	104	4,706
Griffin Industrial Realty, Inc.	46	1,672
HFF, Inc., Cl. A	366	14,479
Hongkong Land Holdings Ltd.	16,000	115,238
Hulic Co. Ltd.	21,200	207,874
Inmobiliaria Colonial SA	34,344	341,065
Kennedy-Wilson Holdings, Inc.	1,173	21,759
Longfor Properties Co. Ltd.	56,500	143,350
Marcus & Millichap, Inc.[1]	365	9,851
Maui Land & Pineapple Co., Inc.[1]	252	3,515
Mitsubishi Estate Co. Ltd.	25,100	436,767
Mitsui Fudosan Co. Ltd.	22,000	477,488
New World Development Co. Ltd.	149,000	214,518
Persimmon plc	1,512	52,316
RE/MAX Holdings, Inc., Cl. A	166	10,549
RMR Group, Inc. (The), Cl. A	200	10,270
SM Prime Holdings, Inc.	126,000	85,488
St Joe Co. (The)[1]	679	12,799
StorageVault Canada, Inc.	54,449	93,821
Stratus Properties, Inc.	78	2,363
Sumitomo Realty & Development Co. Ltd.	11,000	333,189
Sun Hung Kai Properties Ltd.	26,000	424,350
Tejon Ranch Co.[1]	216	4,558
Trinity Place Holdings, Inc.[1]	312	2,190
Unite Group plc (The)	23,400	215,589
Vonovia SE	18,351	780,908
Wharf Holdings Ltd. (The)	26,000	231,728
		6,480,600
Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	1,033	22,209
Bank Mutual Corp.	656	6,658
BankFinancial Corp.	224	3,559
Bear State Financial, Inc.	336	3,447
Beneficial Bancorp, Inc.	781	12,965
BSB Bancorp, Inc.[1]	99	2,965

	Shares	Value
Thrifts & Mortgage Finance (Continued)
Capitol Federal Financial, Inc.	1,417	$20,830
Charter Financial Corp.	220	4,077
Clifton Bancorp, Inc.	233	3,896
Dime Community Bancshares, Inc.	543	11,674
Entegra Financial Corp.[1]	63	1,572
ESSA Bancorp, Inc.	112	1,758
Essent Group Ltd.[1]	1,207	48,884
Federal Agricultural Mortgage Corp., Cl. C	140	10,184
First Defiance Financial Corp.	141	7,401
Flagstar Bancorp, Inc.[1]	559	19,833
Hingham Institution for Savings	20	3,805
Home Bancorp, Inc.	73	3,053
HomeStreet, Inc.[1]	276	7,452
Kearny Financial Corp.	858	13,170
LendingTree, Inc.[1]	113	27,623
Meridian Bancorp, Inc.	672	12,533
Meta Financial Group, Inc.	94	7,370
MGIC Investment Corp.[1]	3,724	46,662
Nationstar Mortgage Holdings, Inc.[1]	998	18,533
NMI Holdings, Inc., Cl. A1	855	10,602
Northfield Bancorp, Inc.	502	8,710
Northwest Bancshares, Inc.	1,054	18,203
OceanFirst Financial Corp.	359	9,869
Ocwen Financial Corp.[1]	1,205	4,145
Oritani Financial Corp.	469	7,879
PCSB Financial Corp.[1]	184	3,470
PennyMac Financial Services, Inc., Cl. A1	237	4,219
PHH Corp.[1]	497	6,923
Provident Bancorp, Inc.[1]	97	2,246
Provident Financial Holdings, Inc.	102	1,999
Provident Financial Services, Inc.	932	24,856
Prudential Bancorp, Inc.	83	1,538
Radian Group, Inc.	2,112	39,473
Riverview Bancorp, Inc.	209	1,756
SI Financial Group, Inc.	170	2,541
Southern Missouri Bancorp, Inc.	113	4,123
Territorial Bancorp, Inc.	97	3,062
Timberland Bancorp, Inc.	71	2,225
TrustCo Bank Corp. (New York)	1,325	11,793
United Community Financial Corp.	661	6,346
United Financial Bancorp, Inc.	697	12,748
Walker & Dunlop, Inc.[1]	310	16,222
Washington Federal, Inc.	937	31,530
Waterstone Financial, Inc.	311	6,065
Western New England Bancorp, Inc.	306	3,335
WSFS Financial Corp.	313	15,259
		583,250
Health Care—5.2%
Biotechnology—0.8%
AbbVie, Inc.	899	79,885
Abeona Therapeutics, Inc.[1]	255	4,348
Acceleron Pharma, Inc.[1]	316	11,793
Achaogen, Inc.[1]	422	6,731
Achillion Pharmaceuticals, Inc.[1]	1,082	4,858
Acorda Therapeutics, Inc.[1]	479	11,328
Adamas Pharmaceuticals, Inc.[1]	184	3,895
Aduro Biotech, Inc.[1]	768	8,179
Agenus, Inc.[1]	1,182	5,213
Aimmune Therapeutics, Inc.[1]	497	12,321
Akebia Therapeutics, Inc.[1]	330	6,491
Alder Biopharmaceuticals, Inc.[1]	546	6,689
AMAG Pharmaceuticals, Inc.[1]	409	7,546
Amgen, Inc.	285	53,138
Amicus Therapeutics, Inc.[1]	1,313	19,800
Anavex Life Sciences Corp.[1]	380	1,573
Ardelyx, Inc.[1]	472	2,643
Arena Pharmaceuticals, Inc.[1]	396	10,098

9      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Array BioPharma, Inc.[1]	1,311	$16,125
Atara Biotherapeutics, Inc.[1]	286	4,733
Audentes Therapeutics, Inc.[1]	262	7,339
Avexis, Inc.[1]	312	30,180
Axovant Sciences Ltd.[1]	1,215	8,359
Bellicum Pharmaceuticals, Inc.[1]	320	3,696
BioCryst Pharmaceuticals, Inc.[1]	795	4,166
Biogen, Inc.[1]	151	47,281
Biohaven Pharmaceutical Holding Co. Ltd.[1]	255	9,532
BioSpecifics Technologies Corp.[1]	97	4,512
BioTime, Inc.[1]	1,008	2,863
Bluebird Bio, Inc.[1]	339	46,562
Blueprint Medicines Corp.[1]	372	25,917
Calithera Biosciences, Inc.[1]	326	5,135
Cascadian Therapeutics, Inc.[1]	549	2,245
Catalyst Pharmaceuticals, Inc.[1]	891	2,245
Celgene Corp.[1]	330	48,121
Celldex Therapeutics, Inc.[1]	1,170	3,346
Chelsea Therapeutics, Inc.[1,3,4]	10,531	—
ChemoCentryx, Inc.[1]	700	5,194
Chimerix, Inc.[1]	484	2,541
Clovis Oncology, Inc.[1]	537	44,249
Coherus Biosciences, Inc.[1]	457	6,101
Concert Pharmaceuticals, Inc.[1]	282	4,160
Corvus Pharmaceuticals, Inc.[1]	156	2,487
Curis, Inc.[1]	1,356	2,020
Cytokinetics, Inc.[1]	499	7,236
CytomX Therapeutics, Inc.[1]	284	5,160
Dyax Corp.[1,3,4]	10,770	108
Dynavax Technologies Corp.[1]	477	10,256
Eagle Pharmaceuticals, Inc.[1]	135	8,051
Edge Therapeutics, Inc.[1]	310	3,326
Emergent BioSolutions, Inc.[1]	395	15,978
Enanta Pharmaceuticals, Inc.[1]	167	7,816
Epizyme, Inc.[1]	379	7,220
Esperion Therapeutics, Inc.[1]	204	10,225
Exact Sciences Corp.[1]	1,087	51,219
Fate Therapeutics, Inc.[1]	312	1,236
FibroGen, Inc.[1]	496	26,685
Five Prime Therapeutics, Inc.[1]	229	9,368
Foundation Medicine, Inc.[1]	311	12,502
Genomic Health, Inc.[1]	344	11,039
Gilead Sciences, Inc.	951	77,050
Global Blood Therapeutics, Inc.[1]	365	11,333
Halozyme Therapeutics, Inc.[1]	1,364	23,693
Heron Therapeutics, Inc.[1]	513	8,285
Idera Pharmaceuticals, Inc.[1]	1,371	3,057
Ignyta, Inc.[1]	458	5,656
Immune Design Corp.[1]	286	2,960
Immunomedics, Inc.[1]	737	10,303
Inovio Pharmaceuticals, Inc.[1]	717	4,546
Insmed, Inc.[1]	801	24,999
Invitae Corp.[1]	406	3,804
Iovance Biotherapeutics, Inc.[1]	629	4,875
Ironwood Pharmaceuticals, Inc., Cl. A1	1,641	25,879
Jounce Therapeutics, Inc.[1]	241	3,755
Karyopharm Therapeutics, Inc.[1]	384	4,216
Keryx Biopharmaceuticals, Inc.[1]	1,136	8,066
Kindred Biosciences, Inc.[1]	235	1,845
Kite Pharma, Inc.[1]	3,991	717,622
La Jolla Pharmaceutical Co.[1]	189	6,573
Lexicon Pharmaceuticals, Inc.[1]	1,121	13,777
Ligand Pharmaceuticals, Inc.[1]	195	26,549
Loxo Oncology, Inc.[1]	255	23,491
MacroGenics, Inc.[1]	316	5,840
MiMedx Group, Inc.[1]	1,020	12,118
Minerva Neurosciences, Inc.[1]	398	3,025

	Shares	Value
Biotechnology (Continued)
Momenta Pharmaceuticals, Inc.[1]	738	$13,653
Myriad Genetics, Inc.[1]	537	19,429
Natera, Inc.[1]	343	4,421
NewLink Genetics Corp.[1]	257	2,616
Novavax, Inc.[1]	2,832	3,228
Otonomy, Inc.[1]	1,560	5,070
PDL BioPharma, Inc.[1]	1,105	3,746
Pieris Pharmaceuticals, Inc.[1]	408	2,350
Portola Pharmaceuticals, Inc.[1]	552	29,825
Progenics Pharmaceuticals, Inc.[1]	621	4,571
Prothena Corp. plc[1]	378	24,483
PTC Therapeutics, Inc.[1]	405	8,104
Puma Biotechnology, Inc.[1]	376	45,026
Ra Pharmaceuticals, Inc.[1]	218	3,183
REGENXBIO, Inc.[1]	241	7,941
Repligen Corp.[1]	310	11,879
Retrophin, Inc.[1]	313	7,791
Rigel Pharmaceuticals, Inc.[1]	1,140	2,896
Sage Therapeutics, Inc.[1]	358	22,303
Sangamo Therapeutics, Inc.[1]	530	7,950
Sarepta Therapeutics, Inc.[1]	523	23,723
Selecta Biosciences, Inc.[1]	208	3,796
Seres Therapeutics, Inc.[1]	384	6,159
Shire plc, ADR	5,900	903,526
Spark Therapeutics, Inc.[1]	265	23,627
Spectrum Pharmaceuticals, Inc.[1]	612	8,611
Stemline Therapeutics, Inc.[1]	252	2,797
Syndax Pharmaceuticals, Inc.[1]	229	2,679
Synergy Pharmaceuticals, Inc.[1]	2,888	8,375
Syros Pharmaceuticals, Inc.[1]	302	4,445
TG Therapeutics, Inc.[1]	608	7,205
Trevena, Inc.[1]	638	1,627
Ultragenyx Pharmaceutical, Inc.[1]	486	25,884
Vanda Pharmaceuticals, Inc.[1]	533	9,541
Veracyte, Inc.[1]	435	3,815
Versartis, Inc.[1]	341	835
Voyager Therapeutics, Inc.[1]	219	4,509
vTv Therapeutics, Inc., Cl. A1	102	610
Xencor, Inc.[1]	499	11,437
		3,100,046
Health Care Equipment & Supplies—0.8%
Abaxis, Inc.	227	10,136
Abbott Laboratories	9,582	511,295
Accuray, Inc.[1]	846	3,384
Analogic Corp.	121	10,134
AngioDynamics, Inc.[1]	347	5,930
Anika Therapeutics, Inc.[1]	138	8,004
Antares Pharma, Inc.[1]	1,608	5,210
AtriCure, Inc.[1]	366	8,187
Atrion Corp.	18	12,096
AxoGen, Inc.[1]	294	5,689
Cantel Medical Corp.	376	35,408
Cardiovascular Systems, Inc.[1]	464	13,062
Cerus Corp.[1]	1,035	2,826
ConforMIS, Inc.[1]	599	2,108
CONMED Corp.	285	14,954
CryoLife, Inc.[1]	396	8,989
Cutera, Inc.[1]	129	5,334
Danaher Corp.	801	68,710
Endologix, Inc.[1]	951	4,241
Entellus Medical, Inc.[1]	215	3,969
Essilor International SA	1,293	159,971
Exactech, Inc.[1]	182	5,997
FONAR Corp.[1]	54	1,647
GenMark Diagnostics, Inc.[1]	655	6,308
Glaukos Corp.[1]	361	11,913
Globus Medical, Inc., Cl. A1	966	28,710

10      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Health Care Equipment & Supplies (Continued)
Haemonetics Corp.[1]	495	$22,211
Halyard Health, Inc.[1]	410	18,462
Heska Corp.[1]	76	6,695
ICU Medical, Inc.[1]	193	35,869
Inogen, Inc.[1]	201	19,115
Insulet Corp.[1]	496	27,320
Integer Holdings Corp.[1]	309	15,805
Integra LifeSciences Holdings Corp.[1]	744	37,557
Invacare Corp.	376	5,922
iRhythm Technologies, Inc.[1]	193	10,013
K2M Group Holdings, Inc.[1]	444	9,417
Lantheus Holdings, Inc.[1]	388	6,906
LeMaitre Vascular, Inc.	185	6,923
Masimo Corp.[1]	574	49,685
Medtronic plc	16,779	1,304,903
Meridian Bioscience, Inc.	406	5,806
Merit Medical Systems, Inc.[1]	490	20,751
Natus Medical, Inc.[1]	342	12,825
Neogen Corp.[1]	360	27,886
Nevro Corp.[1]	290	26,355
NuVasive, Inc.[1]	551	30,558
NxStage Medical, Inc.[1]	22,627	624,505
OraSure Technologies, Inc.[1]	503	11,317
Orthofix International NV1	158	7,465
Oxford Immunotec Global plc[1]	241	4,049
Penumbra, Inc.[1]	316	28,535
Quidel Corp.[1]	302	13,246
Quotient Ltd.[1]	531	2,618
RTI Surgical, Inc.[1]	737	3,353
Smith & Nephew plc	3,577	64,678
STAAR Surgical Co.[1]	348	4,333
Surmodics, Inc.[1]	174	5,394
Utah Medical Products, Inc.	47	3,457
Varex Imaging Corp.[1]	375	12,690
Viveve Medical, Inc.[1]	223	1,169
Wright Medical Group NV1	917	23,723
		3,465,728
Health Care Providers & Services—1.5%
AAC Holdings, Inc.[1]	160	1,589
Aceto Corp.	472	5,301
Addus HomeCare Corp.[1]	114	4,024
Almost Family, Inc.[1]	140	7,518
Amedisys, Inc.[1]	303	16,956
American Renal Associates Holdings, Inc.[1]	368	5,509
AMN Healthcare Services, Inc.[1]	467	21,342
BioScrip, Inc.[1]	1,199	3,297
BioTelemetry, Inc.[1]	261	8,613
Capital Senior Living Corp.[1]	332	4,167
Chemed Corp.	157	31,722
Cigna Corp.	7,480	1,398,311
Civitas Solutions, Inc.[1]	344	6,347
Community Health Systems, Inc.[1]	1,059	8,133
ConvaTec Group plc[2]	13,110	48,132
CorVel Corp.[1]	226	12,294
Cross Country Healthcare, Inc.[1]	335	4,767
Diplomat Pharmacy, Inc.[1]	635	13,151
Ensign Group, Inc. (The)	546	12,334
Genesis Healthcare, Inc., Cl. A1	1,291	1,498
HCA Healthcare, Inc.[1]	12,335	981,743
HealthEquity, Inc.[1]	634	32,068
HealthSouth Corp.	905	41,947
Kindred Healthcare, Inc.	948	6,446
Landauer, Inc.	3,340	224,782
LHC Group, Inc.[1]	155	10,993
Magellan Health, Inc.[1]	215	18,554
Mediclinic International plc	4,982	43,426
Molina Healthcare, Inc.[1]	587	40,362

	Shares	Value
Health Care Providers & Services (Continued)
National HealthCare Corp.	209	$13,077
National Research Corp., Cl. A	379	14,288
Novocure Ltd.[1]	878	17,428
Owens & Minor, Inc.	696	20,323
PharMerica Corp.[1]	22,725	665,842
Providence Service Corp. (The)[1]	176	9,518
R1 RCM, Inc.[1]	1,063	3,944
RadNet, Inc.[1]	350	4,043
Select Medical Holdings Corp.[1]	1,142	21,926
Surgery Partners, Inc.[1]	980	10,143
Teladoc, Inc.[1]	528	17,503
Tivity Health, Inc.[1]	393	16,034
Triple-S Management Corp., Cl. B1	151	3,576
UnitedHealth Group, Inc.[6]	12,635	2,474,565
US Physical Therapy, Inc.	131	8,050
		6,315,586
Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.[1]	1,669	23,750
athenahealth, Inc.[1]	2,762	343,482
Castlight Health, Inc., Cl. B1	1,431	6,153
Cotiviti Holdings, Inc.[1]	1,095	39,398
Evolent Health, Inc., Cl. A1	959	17,070
HealthStream, Inc.[1]	316	7,385
HMS Holdings Corp.[1]	939	18,649
Medidata Solutions, Inc.[1]	591	46,133
Omnicell, Inc.[1]	357	18,225
Quality Systems, Inc.[1]	678	10,665
Simulations Plus, Inc.	174	2,697
Tabula Rasa HealthCare, Inc.[1]	116	3,102
Vocera Communications, Inc.[1]	279	8,752
		545,461
Life Sciences Tools & Services—0.4%
Cambrex Corp.[1]	378	20,790
CHC Group LLC[1]	697	5,576
Enzo Biochem, Inc.[1]	441	4,617
Fluidigm Corp.[1]	239	1,205
INC Research Holdings, Inc., Cl. A1	501	26,202
Luminex Corp.	451	9,169
Medpace Holdings, Inc.[1]	329	10,495
NanoString Technologies, Inc.[1]	244	3,943
NeoGenomics, Inc.[1]	731	8,136
Pacific Biosciences of California, Inc.[1]	751	3,943
PAREXEL International Corp.[1]	8,071	710,894
PRA Health Sciences, Inc.[1]	791	60,250
VWR Corp.[1]	19,260	637,699
		1,502,919
Pharmaceuticals—1.6%
Aclaris Therapeutics, Inc.[1]	293	7,562
Aerie Pharmaceuticals, Inc.[1]	339	16,475
Akorn, Inc.[1]	18,905	627,457
Allergan plc[6]	4,865	997,082
Ambit Biosciences Corp.[1,3,4]	10,347	6,208
Amphastar Pharmaceuticals, Inc.[1]	492	8,792
ANI Pharmaceuticals, Inc.[1]	117	6,141
Aratana Therapeutics, Inc.[1]	494	3,028
Assembly Biosciences, Inc.[1]	142	4,959
AstraZeneca plc	902	60,133
Bristol-Myers Squibb Co.	7,923	505,012
Catalent, Inc.[1]	1,381	55,130
Cempra, Inc.[1]	679	2,207
Clearside Biomedical, Inc.[1]	308	2,692
Corcept Therapeutics, Inc.[1]	836	16,135
Corium International, Inc.[1]	343	3,800
Depomed, Inc.[1]	1,053	6,097
Dermira, Inc.[1]	479	12,933
Durata Therapeutics[1,3,4]	6,530	—
Durect Corp.[1]	1,577	2,791

11      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Pharmaceuticals (Continued)
Eli Lilly & Co.	1,098	$93,923
GlaxoSmithKline plc	3,706	73,930
Horizon Pharma plc[1]	1,410	17,879
Impax Laboratories, Inc.[1]	655	13,296
Innoviva, Inc.[1]	1,054	14,882
Intersect ENT, Inc.[1]	255	7,943
Intra-Cellular Therapies, Inc., Cl. A1	269	4,245
Johnson & Johnson	741	96,337
Medicines Co. (The)[1]	750	27,780
Merck & Co., Inc.	18,425	1,179,753
MyoKardia, Inc.[1]	111	4,756
Nektar Therapeutics, Cl. A1	1,595	38,280
Novartis AG, Sponsored ADR	13,190	1,132,362
Pacira Pharmaceuticals, Inc.[1]	412	15,471
Paratek Pharmaceuticals, Inc.[1]	188	4,719
Pfizer, Inc.	2,573	91,856
Phibro Animal Health Corp., Cl. A	420	15,561
Prestige Brands Holdings, Inc.[1]	553	27,700
Revance Therapeutics, Inc.[1]	278	7,659
Roche Holding AG	4,146	1,058,398
Sanofi	1,793	178,232
SciClone Pharmaceuticals, Inc.[1]	512	5,734
Shire plc	1,134	57,770
Sucampo Pharmaceuticals, Inc., Cl. A1	422	4,980
Supernus Pharmaceuticals, Inc.[1]	442	17,680
Teligent, Inc.[1]	600	4,026
Tetraphase Pharmaceuticals, Inc.[1]	370	2,531
Teva Pharmaceutical Industries Ltd.[1,4]	10	—
Theravance Biopharma, Inc.[1]	522	17,873
Zogenix, Inc.[1]	248	8,692
		6,568,882
Industrials—5.4%
Aerospace & Defense—2.1%
AAR Corp.	351	13,261
Aerojet Rocketdyne Holdings, Inc.[1]	572	20,026
Aerovironment, Inc.[1]	181	9,796
Airbus SE	1,493	142,107
Astronics Corp.[1]	315	9,371
Axon Enterprise, Inc.[1]	590	13,375
BAE Systems plc	6,661	56,373
Boeing Co. (The)	268	68,128
Cubic Corp.	297	15,147
Curtiss-Wright Corp.	577	60,320
DigitalGlobe, Inc.[1]	623	21,961
Ducommun, Inc.[1]	118	3,782
Engility Holdings, Inc.[1]	454	15,745
Esterline Technologies Corp.[1]	445	40,117
General Dynamics Corp.	240	49,339
KeyW Holding Corp. (The)[1]	605	4,604
KLX, Inc.[1]	549	29,059
Kratos Defense & Security Solutions, Inc.[1]	703	9,195
L3 Technologies, Inc.	5,610	1,057,092
Lockheed Martin Corp.	7,490	2,324,072
Mercury Systems, Inc.[1]	416	21,582
Moog, Inc., Cl. A1	456	38,044
National Presto Industries, Inc.	83	8,835
Northrop Grumman Corp.	5,380	1,547,934
Orbital ATK, Inc.	4,848	645,560
Raytheon Co.	8,482	1,582,572
Rolls-Royce Holdings plc[1]	4,309	51,225
Safran SA	2,262	231,106
Sparton Corp.[1]	27,982	649,462
Triumph Group, Inc.	476	14,161
United Technologies Corp.	537	62,335
Vectrus, Inc.[1]	173	5,335

	Shares	Value
Aerospace & Defense (Continued)
Wesco Aircraft Holdings, Inc.[1]	1,268	$11,919
		8,832,940
Air Freight & Couriers—0.1%
Air Transport Services Group, Inc.[1]	824	20,056
Atlas Air Worldwide Holdings, Inc.[1]	222	14,607
Echo Global Logistics, Inc.[1]	246	4,637
FedEx Corp.	165	37,221
Forward Air Corp.	296	16,940
Hub Group, Inc., Cl. A1	298	12,799
Radiant Logistics, Inc.[1]	413	2,193
Royal Mail plc	10,855	55,887
United Parcel Service, Inc., Cl. B	440	52,840
		217,180
Airlines—0.1%
Allegiant Travel Co., Cl. A	174	22,916
Hawaiian Holdings, Inc.[1]	511	19,188
International Consolidated Airlines Group SA	4,225	33,607
SkyWest, Inc.	537	23,574
United Continental Holdings, Inc.[1]	5,370	326,925
		426,210
Building Products—0.1%
AAON, Inc.	538	18,548
Advanced Drainage Systems, Inc.	576	11,664
American Woodmark Corp.[1]	190	18,287
Apogee Enterprises, Inc.	338	16,312
Armstrong Flooring, Inc.[1]	314	4,945
Builders FirstSource, Inc.[1]	1,069	19,231
Continental Building Products, Inc.[1]	344	8,944
CSW Industrials, Inc.[1]	146	6,475
Gibraltar Industries, Inc.[1]	318	9,906
Griffon Corp.	515	11,433
Insteel Industries, Inc.	197	5,144
JELD-WEN Holding, Inc.[1]	1,475	52,392
Masonite International Corp.[1]	358	24,774
NCI Building Systems, Inc.[1]	998	15,569
Patrick Industries, Inc.[1]	171	14,381
PGT Innovations, Inc.[1]	481	7,191
Ply Gem Holdings, Inc.[1]	1,012	17,255
Quanex Building Products Corp.	373	8,560
Simpson Manufacturing Co., Inc.	472	23,147
Trex Co., Inc.[1]	287	25,850
Universal Forest Products, Inc.	194	19,043
		339,051
Commercial Services & Supplies—1.0%
ABM Industries, Inc.	552	23,024
ACCO Brands Corp.[1]	1,526	18,159
Advanced Disposal Services, Inc.[1]	1,177	29,649
ARC Document Solutions, Inc.[1]	598	2,446
Brady Corp., Cl. A	503	19,089
Brink’s Co. (The)	660	55,605
Casella Waste Systems, Inc., Cl. A1	551	10,359
CECO Environmental Corp.	440	3,722
CompX International, Inc.	118	1,799
Covanta Holding Corp.	1,359	20,181
Deluxe Corp.	496	36,188
Ennis, Inc.	251	4,932
Essendant, Inc.	389	5,123
G4S plc	14,028	52,322
Healthcare Services Group, Inc.	735	39,668
Heritage-Crystal Clean, Inc.[1]	286	6,220
Herman Miller, Inc.	589	21,145
HNI Corp.	447	18,537
Hudson Technologies, Inc.[1]	373	2,913
InnerWorkings, Inc.[1]	594	6,682
Interface, Inc., Cl. A	605	13,250

12      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Commercial Services & Supplies (Continued)
Johnson Controls International plc[6]	30,620	$1,233,680
Kimball International, Inc., Cl. B	482	9,529
Knoll, Inc.	695	13,900
LSC Communications, Inc.	438	7,231
Matthews International Corp., Cl. A	345	21,476
McGrath RentCorp	277	12,119
Mobile Mini, Inc.	444	15,296
MSA Safety, Inc.	552	43,890
Multi-Color Corp.	169	13,850
NL Industries, Inc.[1]	496	4,538
Quad/Graphics, Inc.	605	13,679
Republic Services, Inc., Cl. A6	25,580	1,689,815
RR Donnelley & Sons Co.	924	9,517
SP Plus Corp.[1]	262	10,349
Steelcase, Inc., Cl. A	1,203	18,526
Team, Inc.[1]	342	4,566
Tetra Tech, Inc.	623	29,001
UniFirst Corp.	189	28,634
US Ecology, Inc.	217	11,675
Viad Corp.	196	11,936
VSE Corp.	106	6,027
West Corp.	27,860	653,874
		4,254,121
Construction & Engineering—0.2%
Aegion Corp., Cl. A1	361	8,404
Ameresco, Inc., Cl. A1	406	3,167
Argan, Inc.	155	10,424
Cie de Saint-Gobain	2,249	134,056
Comfort Systems USA, Inc.	479	17,100
Dycom Industries, Inc.[1]	344	29,543
EMCOR Group, Inc.	795	55,157
Granite Construction, Inc.	8,149	472,235
Great Lakes Dredge & Dock Corp.[1]	591	2,866
HC2 Holdings, Inc.[1]	559	2,951
IES Holdings, Inc.[1]	218	3,771
KBR, Inc.	1,265	22,618
Layne Christensen Co.[1]	193	2,422
MasTec, Inc.[1]	924	42,874
MYR Group, Inc.[1]	200	5,828
Northwest Pipe Co.[1]	78	1,484
NV5 Global, Inc.[1]	91	4,973
Orion Group Holdings, Inc.[1]	323	2,119
Primoris Services Corp.	589	17,328
Sterling Construction Co., Inc.[1]	289	4,401
Tutor Perini Corp.[1]	499	14,172
Vinci SA	1,505	143,044
		1,000,937
Electrical Equipment—0.1%
Allied Motion Technologies, Inc.	109	2,762
Atkore International Group, Inc.[1]	1,052	20,524
AZZ, Inc.	266	12,954
Babcock & Wilcox Enterprises, Inc.[1]	1,979	6,590
Emerson Electric Co.	677	42,543
Encore Wire Corp.	213	9,537
EnerSys	483	33,409
Generac Holdings, Inc.[1]	546	25,078
General Cable Corp.	559	10,537
Legrand SA	2,540	183,393
LSI Industries, Inc.	368	2,432
Powell Industries, Inc.	126	3,779
Preformed Line Products Co.	47	3,163
Schneider Electric SE	1,632	142,049
Severn Trent plc	1,905	55,477
Sunrun, Inc.[1]	1,174	6,516
Thermon Group Holdings, Inc.[1]	345	6,207
TPI Composites, Inc.[1]	411	9,182

	Shares	Value
Electrical Equipment (Continued)
Vicor Corp.[1]	353	$8,331
		584,463
Industrial Conglomerates—0.9%
3M Co.	294	61,710
DCC plc	614	59,651
General Electric Co.[6]	65,356	1,580,308
Honeywell International, Inc.[6]	12,987	1,840,777
Raven Industries, Inc.	437	14,159
Smiths Group plc	2,060	43,587
		3,600,192
Machinery—0.2%
Actuant Corp., Cl. A	592	15,155
Alamo Group, Inc.	153	16,428
Albany International Corp., Cl. A	317	18,196
Altra Industrial Motion Corp.	277	13,324
American Railcar Industries, Inc.	192	7,411
Astec Industries, Inc.	307	17,195
Barnes Group, Inc.	510	35,924
Blue Bird Corp.[1]	228	4,697
Briggs & Stratton Corp.	472	11,092
Caterpillar, Inc.	317	39,533
Chart Industries, Inc.[1]	306	12,004
CIRCOR International, Inc.	170	9,253
Columbus McKinnon Corp.	232	8,786
Commercial Vehicle Group, Inc.[1]	421	3,094
DMC Global, Inc.	156	2,636
Douglas Dynamics, Inc.	203	7,998
Eastern Co. (The)	69	1,980
Energy Recovery, Inc.[1]	618	4,882
EnPro Industries, Inc.	230	18,522
ESCO Technologies, Inc.	289	17,326
Federal Signal Corp.	585	12,449
Franklin Electric Co., Inc.	480	21,528
FreightCar America, Inc.	111	2,171
Gencor Industries, Inc.[1]	148	2,612
Global Brass & Copper Holdings, Inc.	309	10,444
Gorman-Rupp Co. (The)	256	8,338
Graham Corp.	128	2,666
Greenbrier Cos., Inc. (The)	295	14,204
Hardinge, Inc.	150	2,291
Harsco Corp.[1]	717	14,985
Hillenbrand, Inc.	626	24,320
Hurco Cos., Inc.	61	2,538
Hyster-Yale Materials Handling, Inc.	162	12,383
John Bean Technologies Corp.	325	32,858
Kadant, Inc.	130	12,812
Kennametal, Inc.	839	33,845
LB Foster Co., Cl. A1	94	2,138
Lindsay Corp.	112	10,293
Lydall, Inc.[1]	238	13,637
Manitowoc Co., Inc. (The)[1]	962	8,658
Meritor, Inc.[1]	760	19,768
Milacron Holdings Corp.[1]	770	12,982
Miller Industries, Inc.	155	4,332
Mueller Industries, Inc.	799	27,925
Mueller Water Products, Inc., Cl. A	2,015	25,792
Navistar International Corp.[1]	872	38,429
NN, Inc.	295	8,555
Omega Flex, Inc.	103	7,400
Park-Ohio Holdings Corp.	123	5,609
Proto Labs, Inc.[1]	270	21,681
RBC Bearings, Inc.[1]	225	28,159
REV Group, Inc.	667	19,183
Rexnord Corp.[1]	992	25,207
Spartan Motors, Inc.	333	3,680
SPX Corp.[1]	479	14,054
SPX FLOW, Inc.[1]	589	22,712

13      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Machinery (Continued)
Standex International Corp.	126	$13,381
Sun Hydraulics Corp.	230	12,420
Tennant Co.	218	14,432
Titan International, Inc.	874	8,871
TriMas Corp.[1]	604	16,308
Twin Discount, Inc.[1]	111	2,066
Wabash National Corp.	529	12,072
Watts Water Technologies, Inc., Cl. A	352	24,358
Woodward, Inc.	600	46,566
		946,548
Marine—0.0%
Costamare, Inc.	1,072	6,625
Matson, Inc.	465	13,104
		19,729
Professional Services—0.1%
Advisory Board Co. (The)[1]	423	22,683
Barrett Business Services, Inc.	76	4,296
BG Staffing, Inc.	89	1,473
CBIZ, Inc.[1]	709	11,521
CRA International, Inc.	111	4,557
Experian plc	3,064	61,555
Exponent, Inc.	244	18,032
Franklin Covey Co.[1]	135	2,740
FTI Consulting, Inc.[1]	377	13,376
GP Strategies Corp.[1]	165	5,090
Heidrick & Struggles International, Inc.	245	5,182
Hill International, Inc.[1]	544	2,584
Huron Consulting Group, Inc.[1]	341	11,696
ICF International, Inc.[1]	232	12,516
Insperity, Inc.	257	22,616
Intertek Group plc	850	56,796
Kelly Services, Inc., Cl. A	389	9,760
Kforce, Inc.	365	7,373
Korn/Ferry International	751	29,612
Mistras Group, Inc.[1]	298	6,109
Navigant Consulting, Inc.[1]	681	11,523
On Assignment, Inc.[1]	538	28,880
Pendrell Corp.[1]	250	1,708
Resources Connection, Inc.	306	4,253
RPX Corp.[1]	681	9,044
TriNet Group, Inc.[1]	893	30,023
TrueBlue, Inc.[1]	689	15,468
WageWorks, Inc.[1]	433	26,283
Willdan Group, Inc.[1]	92	2,986
		439,735
Road & Rail—0.2%
ArcBest Corp.	316	10,570
Avis Budget Group, Inc.[1]	695	26,452
Covenant Transportation Group, Inc., Cl. A1	141	4,086
Daseke, Inc.[1]	349	4,554
Heartland Express, Inc.	783	19,638
Hertz Global Holdings, Inc.[1]	521	11,650
Knight-Swift Transportation Holdings, Inc., Cl. A1	1,590	66,064
Marten Transport Ltd.	666	13,686
Roadrunner Transportation Systems, Inc.[1]	353	3,364
Saia, Inc.[1]	241	15,099
Schneider National, Inc., Cl. B	1,694	42,858
Union Pacific Corp.	3,419	396,501
Universal Logistics Holdings, Inc.	246	5,031
Werner Enterprises, Inc.	638	23,319
YRC Worldwide, Inc.[1]	320	4,416
		647,288

	Shares	Value
Trading Companies & Distributors—0.3%
Aircastle Ltd.	815	$18,166
Applied Industrial Technologies, Inc.	508	33,426
Beacon Roofing Supply, Inc.[1]	580	29,725
BMC Stock Holdings, Inc.[1]	715	15,265
Bunzl plc	2,149	65,330
CAI International, Inc.[1]	214	6,488
DXP Enterprises, Inc.[1]	181	5,700
Ferguson plc	803	52,690
Foundation Building Materials, Inc.[1]	390	5,515
GATX Corp.	390	24,008
GMS, Inc.[1]	502	17,771
H&E Equipment Services, Inc.	336	9,811
Herc Holdings, Inc.[1]	300	14,739
Huttig Building Products, Inc.[1]	319	2,252
Kaman Corp.	287	16,009
Lawson Products, Inc.[1]	85	2,142
MRC Global, Inc.[1]	965	16,878
Neff Corp., Cl. A1	31,324	783,100
Nexeo Solutions, Inc.[1]	1,023	7,468
NOW, Inc.[1]	1,451	20,038
Rush Enterprises, Inc., Cl. A1	545	25,228
Rush Enterprises, Inc., Cl. B1	580	25,300
SiteOne Landscape Supply, Inc.[1]	409	23,763
Textainer Group Holdings Ltd.[1]	511	8,764
Titan Machinery, Inc.[1]	298	4,628
Triton International Ltd.	718	23,895
Veritiv Corp.[1]	205	6,662
Willis Lease Finance Corp.[1]	67	1,648
		1,266,409
Transportation Infrastructure—0.0%
easyJet plc	3,045	49,711
Information Technology—4.5%
Communications Equipment—0.6%
ADTRAN, Inc.	500	12,000
Aerohive Networks, Inc.[1]	718	2,937
CalAmp Corp.[1]	359	8,347
Calix, Inc.[1]	923	4,661
Ciena Corp.[1]	1,676	36,822
Cisco Systems, Inc.	46,411	1,560,802
Clearfield, Inc.[1]	130	1,768
CommScope Holding Co., Inc.[1]	10,290	341,731
Comtech Telecommunications Corp.	214	4,393
Digi International, Inc.[1]	396	4,197
EMCORE Corp.[1]	338	2,771
Extreme Networks, Inc.[1]	834	9,916
Finisar Corp.[1]	1,240	27,491
Harmonic, Inc.[1]	1,004	3,062
Infinera Corp.[1]	2,026	17,971
InterDigital, Inc.	349	25,739
KVH Industries, Inc.[1]	155	1,852
Lumentum Holdings, Inc.[1]	668	36,306
NETGEAR, Inc.[1]	311	14,804
NetScout Systems, Inc.[1]	930	30,085
Nokia OYJ	21,650	129,686
Oclaro, Inc.[1]	1,922	16,587
Plantronics, Inc.	468	20,695
Quantenna Communications, Inc.[1]	370	6,220
Sonus Networks, Inc.[1]	484	3,703
ViaSat, Inc.[1]	594	38,206
Viavi Solutions, Inc.[1]	2,457	23,243
		2,385,995
Electronic Equipment, Instruments, & Components—0.2%
Anixter International, Inc.[1]	471	40,035
AVX Corp.	1,698	30,955
Badger Meter, Inc.	283	13,867
Bel Fuse, Inc., Cl. B	115	3,588
Belden, Inc.	389	31,326

14      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Electronic Equipment, Instruments, & Components (Continued)
Benchmark Electronics, Inc.[1]	678	$23,154
Control4 Corp.[1]	226	6,658
CTS Corp.	318	7,664
Daktronics, Inc.	441	4,661
Electro Scientific Industries, Inc.[1]	311	4,329
ePlus, Inc.[1]	135	12,481
Fabrinet[1]	427	15,825
FARO Technologies, Inc.[1]	189	7,229
Fitbit, Inc., Cl. A1	1,959	13,635
II-VI, Inc.[1]	662	27,241
Insight Enterprises, Inc.[1]	475	21,812
Iteris, Inc.[1]	315	2,095
Itron, Inc.[1]	511	39,577
KEMET Corp.[1]	331	6,994
Kimball Electronics, Inc.[1]	360	7,794
Knowles Corp.[1]	911	13,911
Littelfuse, Inc.	217	42,506
LivaNova plc[1]	463	32,438
Maxwell Technologies, Inc.[1]	383	1,965
Mesa Laboratories, Inc.	39	5,823
Methode Electronics, Inc.	470	19,905
MTS Systems Corp.	181	9,674
Napco Security Technologies, Inc.[1]	217	2,105
Novanta, Inc.[1]	429	18,704
OSI Systems, Inc.[1]	177	16,173
Park Electrochemical Corp.	206	3,811
PC Connection, Inc.	267	7,527
PCM, Inc.[1]	117	1,638
Plexus Corp.[1]	341	19,123
Radisys Corp.[1]	598	819
Rogers Corp.[1]	237	31,587
Sanmina Corp.[1]	948	35,218
ScanSource, Inc.[1]	337	14,710
SYNNEX Corp.	388	49,086
Systemax, Inc.	270	7,136
Tech Data Corp.[1]	349	31,009
TTM Technologies, Inc.[1]	1,225	18,828
VeriFone Systems, Inc.[1]	1,088	22,065
Vishay Intertechnology, Inc.	1,454	27,335
Vishay Precision Group, Inc.[1]	105	2,562

		756,578
Internet Software & Services—1.1%
2U, Inc.[1]	487	27,292
Actua Corp.[1]	344	5,263
Alarm.com Holdings, Inc.[1]	390	17,620
Alphabet, Inc., Cl. A1,6	3,374	3,285,331
Alphabet, Inc., Cl. C1	47	45,078
Amber Road, Inc.[1]	311	2,389
Appfolio, Inc., Cl. A1	272	13,042
Apptio, Inc., Cl. A1	523	9,660
Bankrate, Inc.[1]	33,955	473,672
Bazaarvoice, Inc.[1]	1,096	5,425
Benefitfocus, Inc.[1]	356	11,979
Blucora, Inc.[1]	433	10,955
Box, Inc., Cl. A1	1,267	24,479
Brightcove, Inc.[1]	322	2,318
Carbonite, Inc.[1]	323	7,106
Care.com, Inc.[1]	285	4,529
Cars.com, Inc.[1]	663	17,642
ChannelAdvisor Corp.[1]	314	3,611
Cimpress NV1	296	28,907
CommerceHub, Inc.[1]	351	7,922
CommerceHub, Inc.[1]	481	10,269
Cornerstone OnDemand, Inc.[1]	650	26,397
Coupa Software, Inc.[1]	524	16,323
DHI Group, Inc.[1]	747	1,942
Endurance International Group Holdings, Inc.[1]	1,629	13,358

	Shares	Value
Internet Software & Services (Continued)
Envestnet, Inc.[1]	381	$19,431
Etsy, Inc.[1]	1,020	17,218
Facebook, Inc., Cl. A1	340	58,096
Five9, Inc.[1]	557	13,312
GrubHub, Inc.[1]	688	36,230
GTT Communications, Inc.[1]	392	12,407
Hortonworks, Inc.[1]	514	8,712
Instructure, Inc.[1]	317	10,509
Internap Corp.[1]	688	2,993
j2 Global, Inc.	528	39,009
Leaf Group Ltd.[1]	217	1,497
Limelight Networks, Inc.[1]	1,367	5,427
Liquidity Services, Inc.[1]	370	2,183
LivePerson, Inc.[1]	777	10,528
London Stock Exchange Group plc	1,318	67,708
Meet Group, Inc. (The)[1]	907	3,302
MINDBODY, Inc., Cl. A1	501	12,951
MuleSoft, Inc., Cl. A1	1,268	25,538
New Relic, Inc.[1]	525	26,145
NIC, Inc.	649	11,130
Nutanix, Inc., Cl. A1	1,439	32,219
Okta, Inc., Cl. A1	764	21,552
Q2 Holdings, Inc.[1]	390	16,244
QuinStreet, Inc.[1]	435	3,197
Quotient Technology, Inc.[1]	703	11,002
Reis, Inc.	142	2,556
Shutterstock, Inc.[1]	428	14,248
SPS Commerce, Inc.[1]	161	9,130
Stamps.com, Inc.[1]	129	26,142
TechTarget, Inc.[1]	261	3,116
Trade Desk, Inc. (The), Cl. A1	403	24,789
TrueCar, Inc.[1]	1,075	16,974
Web.com Group, Inc.[1]	440	11,000
XO Group, Inc.[1]	331	6,511
Yelp, Inc., Cl. A1	616	26,673

		4,682,188
IT Services—0.4%
Accenture plc, Cl. A	493	66,590
Acxiom Corp.[1]	904	22,275
Atos SE	909	141,146
Blackhawk Network Holdings, Inc., Cl. A1	544	23,827
CACI International, Inc., Cl. A1	232	32,329
Capgemini SE	1,419	166,200
Cardtronics plc, Cl. A1	542	12,471
Cass Information Systems, Inc.	119	7,549
Convergys Corp.	938	24,285
CSG Systems International, Inc.	355	14,235
EPAM Systems, Inc.[1]	728	64,013
Everi Holdings, Inc.[1]	636	4,827
EVERTEC, Inc.	692	10,968
ExlService Holdings, Inc.[1]	453	26,419
Forrester Research, Inc.	232	9,709
Hackett Group, Inc. (The)	454	6,896
Information Services Group, Inc.[1]	458	1,841
International Business Machines Corp.	483	70,074
ManTech International Corp., Cl. A	504	22,252
Mastercard, Inc., Cl. A	349	49,279
MAXIMUS, Inc.	635	40,957
MoneyGram International, Inc.[1]	48,824	786,555
PayPal Holdings, Inc.[1]	690	44,181
Perficient, Inc.[1]	340	6,688
Planet Payment, Inc.[1]	402	1,725
Presidio, Inc.[1]	878	12,424
Science Applications International Corp.	551	36,834
ServiceSource International, Inc.[1]	948	3,280
StarTek, Inc.[1]	163	1,915
Sykes Enterprises, Inc.[1]	719	20,966

15      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Syntel, Inc.	890	$17,488
TeleTech Holdings, Inc.	632	26,386
Travelport Worldwide Ltd.	1,544	24,241
Unisys Corp.[1]	822	6,987
Virtusa Corp.[1]	263	9,936
Visa, Inc., Cl. A	605	63,670
		1,881,418
Semiconductors & Semiconductor Equipment—1.0%
Advanced Energy Industries, Inc.[1]	389	31,416
Alpha & Omega Semiconductor Ltd.[1]	351	5,788
Ambarella, Inc.[1]	304	14,899
Amkor Technology, Inc.[1]	2,784	29,371
Axcelis Technologies, Inc.[1]	327	8,943
AXT, Inc.[1]	428	3,916
Brooks Automation, Inc.	863	26,201
Cabot Microelectronics Corp.	344	27,496
CEVA, Inc.[1]	246	10,529
Cirrus Logic, Inc.[1]	667	35,564
Cohu, Inc.	356	8,487
Cree, Inc.[1]	1,026	28,923
CyberOptics Corp.[1]	75	1,219
Diodes, Inc.[1]	604	18,078
DSP Group, Inc.[1]	308	4,004
Entegris, Inc.[1]	1,910	55,103
FormFactor, Inc.[1]	825	13,901
GSI Technology, Inc.[1]	227	1,650
Hanergy Thin Film Power Group Ltd.[1]	161,121	2
Ichor Holdings Ltd.[1]	248	6,646
Inphi Corp.[1]	418	16,590
Integrated Device Technology, Inc.[1]	1,394	37,053
Intel Corp.	1,347	51,294
IXYS Corp.[1]	324	7,679
Kopin Corp.[1]	673	2,806
Lattice Semiconductor Corp.[1]	1,986	10,347
MACOM Technology Solutions Holdings, Inc.[1]	842	37,562
MaxLinear, Inc., Cl. A1	796	18,905
MKS Instruments, Inc.	544	51,381
Monolithic Power Systems, Inc.	412	43,899
Nanometrics, Inc.[1]	260	7,488
NeoPhotonics Corp.[1]	593	3,297
NVE Corp.	50	3,948
PDF Solutions, Inc.[1]	335	5,189
Photronics, Inc.[1]	859	7,602
Power Integrations, Inc.	285	20,862
QUALCOMM, Inc.[6]	11,668	604,869
Rambus, Inc.[1]	1,071	14,298
Rudolph Technologies, Inc.[1]	462	12,151
Semtech Corp.[1]	911	34,208
Sigma Designs, Inc.[1]	522	3,289
Silicon Laboratories, Inc.[1]	415	33,159
Synaptics, Inc.[1]	432	16,926
Texas Instruments, Inc.	532	47,688
Ultra Clean Holdings, Inc.[1]	330	10,105
Veeco Instruments, Inc.[1]	778	16,649
Xcerra Corp.[1]	63,402	624,510
Xilinx, Inc.[6]	32,175	2,278,955
Xperi Corp.	524	13,257
		4,368,102
Software—0.6%
8x8, Inc.[1]	813	10,976
A10 Networks, Inc.[1]	751	5,678
ACI Worldwide, Inc.[1]	1,186	27,017
Agilysys, Inc.[1]	225	2,689
American Software, Inc., Cl. A	343	3,896
Aspen Technology, Inc.[1]	651	40,889
Barracuda Networks, Inc.[1]	483	11,703

	Shares	Value
Software (Continued)
Blackbaud, Inc.	518	$45,480
Blackline, Inc.[1]	650	22,178
Bottomline Technologies de, Inc.[1]	347	11,045
BroadSoft, Inc.[1]	271	13,631
Callidus Software, Inc.[1]	607	14,963
CommVault Systems, Inc.[1]	436	26,509
Ebix, Inc.	310	20,227
Ellie Mae, Inc.[1]	356	29,238
Everbridge, Inc.[1]	282	7,450
Exa Corp.[1]	146	3,530
Fair Isaac Corp.	409	57,465
Gigamon, Inc.[1]	7,818	329,529
Glu Mobile, Inc.[1]	1,002	3,768
HubSpot, Inc.[1]	360	30,258
Imperva, Inc.[1]	336	14,582
Majesco[1]	356	1,776
Micro Focus International plc	2,078	66,476
Microsoft Corp.	677	50,430
MicroStrategy, Inc., Cl. A1	157	20,050
Mitek Systems, Inc.[1]	309	2,936
MobileIron, Inc.[1]	1,105	4,089
Model N, Inc.[1]	279	4,171
Monotype Imaging Holdings, Inc.	427	8,220
Oracle Corp.	1,522	73,589
Paycom Software, Inc.[1]	537	40,254
Paylocity Holding Corp.[1]	472	23,043
Pegasystems, Inc.	804	46,351
Progress Software Corp.	7,258	277,038
Proofpoint, Inc.[1]	406	35,411
PROS Holdings, Inc.[1]	342	8,252
Qualys, Inc.[1]	313	16,213
Rapid7, Inc.[1]	387	6,811
RealNetworks, Inc.[1]	399	1,915
RealPage, Inc.[1]	736	29,366
RingCentral, Inc., Cl. A1	621	25,927
Rosetta Stone, Inc.[1]	337	3,441
Rubicon Project, Inc. (The)[1]	613	2,385
Sage Group plc (The)	7,061	66,139
Silver Spring Networks, Inc.[1]	40,935	661,919
Synchronoss Technologies, Inc.[1]	366	3,415
Telenav, Inc.[1]	666	4,229
TiVo Corp.	1,280	25,408
Varonis Systems, Inc.[1]	346	14,497
VASCO Data Security International, Inc.[1]	426	5,133
Verint Systems, Inc.[1]	822	34,401
Workiva, Inc., Cl. A1	400	8,340
Zendesk, Inc.[1]	1,057	30,769
Zix Corp.[1]	729	3,565
		2,338,660
Technology Hardware, Storage & Peripherals—0.6%
3D Systems Corp.[1]	1,502	20,112
Apple, Inc.	15,526	2,392,867
Avid Technology, Inc.[1]	474	2,152
Cray, Inc.[1]	435	8,461
Diebold Nixdorf, Inc.	852	19,468
Eastman Kodak Co.[1]	514	3,778
Electronics for Imaging, Inc.[1]	628	26,803
Immersion Corp.[1]	337	2,753
Intevac, Inc.[1]	268	2,265
Pure Storage, Inc., Cl. A1	1,664	26,607
Quantum Corp.[1]	494	3,023
Stratasys Ltd.[1]	559	12,924
Super Micro Computer, Inc.[1]	484	10,697
USA Technologies, Inc.[1]	405	2,531
		2,534,441

16      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Shares	Value
Materials—2.2%
Chemicals—1.0%
A. Schulman, Inc.	6,702	$228,873
AdvanSix, Inc.[1]	315	12,521
AgroFresh Solutions, Inc.[1]	544	3,824
Air Liquide SA	1,223	162,996
American Vanguard Corp.	257	5,885
Balchem Corp.	326	26,501
Calgon Carbon Corp.	31,156	666,738
Celanese Corp., Cl. A6	14,260	1,486,890
Chase Corp.	107	11,920
Codexis, Inc.[1]	464	3,086
Core Molding Technologies, Inc.	70	1,536
Croda International plc	1,026	52,154
DowDuPont, Inc.	1,176	81,415
Ferro Corp.[1]	824	18,375
Flotek Industries, Inc.[1]	919	4,273
FutureFuel Corp.	466	7,335
GCP Applied Technologies, Inc.[1]	757	23,240
H.B. Fuller Co.	511	29,669
Hawkins, Inc.	176	7,181
Ingevity Corp.[1]	514	32,110
Innophos Holdings, Inc.	235	11,560
Innospec, Inc.	357	22,009
Intrepid Potash, Inc.[1]	1,019	4,443
Johnson Matthey plc	1,247	57,195
KMG Chemicals, Inc.	124	6,805
Koppers Holdings, Inc.[1]	252	11,630
Kraton Corp.[1]	349	14,114
Kronos Worldwide, Inc.	1,164	26,574
Methanex Corp.	8,878	446,563
Minerals Technologies, Inc.	510	36,032
Monsanto Co.	832	99,690
OMNOVA Solutions, Inc.[1]	637	6,975
PolyOne Corp.	816	32,664
Quaker Chemical Corp.	178	26,335
Rayonier Advanced Materials, Inc.	464	6,357
Sensient Technologies Corp.	594	45,690
Solvay SA	1,274	190,539
Stepan Co.	314	26,269
Trecora Resources[1]	228	3,032
Tredegar Corp.	402	7,236
Trinseo SA	453	30,396
Tronox Ltd., Cl. A	1,098	23,168
Valhi, Inc.	4,925	11,968
Westlake Chemical Partners LP5	14,712	333,962
		4,347,728
Construction Materials—0.1%
Caesarstone Ltd.[1]	410	12,218
CRH plc	1,040	39,546
LafargeHolcim Ltd.[1]	3,396	198,527
Summit Materials, Inc., Cl. A1	1,021	32,702
United States Lime & Minerals, Inc.	74	6,216
US Concrete, Inc.[1]	154	11,750
		300,959
Containers & Packaging—0.6%
Greif, Inc., Cl. A	538	31,495
Greif, Inc., Cl. B	550	35,337
Myers Industries, Inc.	359	7,521
Packaging Corp. of America	10,320	1,183,498
Sonoco Products Co.[6]	23,280	1,174,476
UFP Technologies, Inc.[1]	103	2,894
		2,435,221
Metals & Mining—0.4%
AK Steel Holding Corp.[1]	3,138	17,541
Allegheny Technologies, Inc.[1]	976	23,326
Ampco-Pittsburgh Corp.	114	1,984
Anglo American plc	3,720	66,784

	Shares	Value
Metals & Mining (Continued)
Antofagasta plc	5,308	$67,521
ArcelorMittal[1]	6,717	173,409
BHP Billiton plc	3,010	53,032
Carpenter Technology Corp.	460	22,094
Century Aluminum Co.[1]	740	12,269
Cie Generale des Etablissements Michelin	1,269	185,465
Cleveland-Cliffs, Inc.[1]	2,700	19,305
Coeur Mining, Inc.[1]	1,693	15,559
Commercial Metals Co.	1,124	21,390
Compass Minerals International, Inc.	345	22,390
Dominion Diamond Corp.	45,547	645,856
Fresnillo plc	1,711	32,212
Glencore plc[1]	13,858	63,528
Gold Resource Corp.	596	2,235
Handy & Harman Ltd.[1]	122	3,971
Hargreaves Lansdown plc	3,608	71,565
Haynes International, Inc.	126	4,525
Hecla Mining Co.	4,027	20,216
Kaiser Aluminum Corp.	169	17,431
Klondex Mines Ltd.[1]	1,649	6,002
Materion Corp.	265	11,435
Olympic Steel, Inc.	101	2,222
Randgold Resources Ltd.	613	59,849
Rio Tinto plc	1,455	67,729
Ryerson Holding Corp.[1]	369	4,004
Schnitzer Steel Industries, Inc., Cl. A	256	7,206
SunCoke Energy, Inc.[1]	609	5,566
TimkenSteel Corp.[1]	469	7,739
Warrior Met Coal, Inc.	422	9,947
Worthington Industries, Inc.	837	38,502
		1,783,809
Paper & Forest Products—0.1%
Boise Cascade Co.[1]	384	13,402
Clearwater Paper Corp.[1]	171	8,422
Deltic Timber Corp.	111	9,816
KapStone Paper & Packaging Corp.	976	20,974
Louisiana-Pacific Corp.[1]	1,407	38,101
Mondi plc	1,496	40,227
Neenah Paper, Inc.	171	14,629
PH Glatfelter Co.	508	9,881
Schweitzer-Mauduit International, Inc.	409	16,957
Smurfit Kappa Group plc	1,955	61,110
Verso Corp., Cl. A1	305	1,552
		235,071
Telecommunication Services—1.3%
Diversified Telecommunication Services—1.3%
AT&T, Inc.[6]	30,504	1,194,842
ATN International, Inc.	204	10,751
Babcock International Group plc	6,185	68,590
BCE, Inc.	28,165	1,318,967
BT Group plc	36,451	138,681
CenturyLink, Inc.	11,111	209,998
Cincinnati Bell, Inc.[1]	368	7,305
Cogent Communications Holdings, Inc.	406	19,853
Consolidated Communications Holdings, Inc.	488	9,311
General Communication, Inc., Cl. A1	352	14,358
Hawaiian Telcom Holdco, Inc.[1]	110	3,280
IDT Corp., Cl. B	237	3,337
Iridium Communications, Inc.[1]	863	8,889
Lumos Networks Corp.[1]	36,001	645,138
Ooma, Inc.[1]	152	1,603
Orange SA	12,742	208,645
ORBCOMM, Inc.[1]	761	7,968
Straight Path Communications, Inc., Cl. B1	126	22,764

17      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Diversified Telecommunication Services (Continued)
Verizon Communications, Inc.	23,636	$1,169,746
Vivendi SA	5,571	141,079
Vonage Holdings Corp.[1]	1,785	14,530
Windstream Holdings, Inc.	3,445	6,098

		5,225,733
Wireless Telecommunication Services—0.0%
Boingo Wireless, Inc.[1]	282	6,026
NII Holdings, Inc.[1]	605	278
Shenandoah Telecommunications Co.	413	15,364
Spok Holdings, Inc.	193	2,963
Vodafone Group plc	25,376	71,080

		95,711
Utilities—1.9%
Electric Utilities—0.8%
ALLETE, Inc.	476	36,790
Bouygues SA	3,110	147,598
Duke Energy Corp.	1,351	113,376
Edison International	15,145	1,168,740
El Paso Electric Co.	496	27,404
Exelon Corp.	3,310	124,688
Genie Energy Ltd., Cl. B	262	1,716
IDACORP, Inc.	643	56,539
MGE Energy, Inc.	358	23,127
NextEra Energy, Inc.	1,589	232,868
Otter Tail Corp.	503	21,805
PG&E Corp.	16,660	1,134,379
PNM Resources, Inc.	738	29,741
Portland General Electric Co.	1,101	50,249
Southern Co. (The)	2,441	119,951
SSE plc	8,223	153,895

		3,442,866
Gas Utilities—0.2%
Chesapeake Utilities Corp.	157	12,285
New Jersey Resources Corp.	823	34,689
Northwest Natural Gas Co.	269	17,324
ONE Gas, Inc.	499	36,746
South Jersey Industries, Inc.	743	25,656
Southwest Gas Holdings, Inc.	630	48,901
Spire, Inc.	452	33,742
WGL Holdings, Inc.	7,584	638,573

		847,916
Independent Power and Renewable Electricity Producers—0.3%
Atlantic Power Corp.[1]	1,083	2,653
Calpine Corp.[1]	43,104	635,784
Dynegy, Inc.[1]	1,235	12,091
NRG Energy, Inc.	171	4,382
NRG Yield, Inc., Cl. A	972	18,439
NRG Yield, Inc., Cl. C	975	18,817
Ormat Technologies, Inc.	508	31,013
Pattern Energy Group, Inc., Cl. A	864	20,822
TerraForm Global, Inc., Cl. A1	128,238	609,131
TerraForm Power, Inc., Cl. A1	873	11,541

		1,364,673
Multi-Utilities—0.5%
Avista Corp.	12,813	663,329
Black Hills Corp.	522	35,950
Centrica plc	59,539	149,210
CMS Energy Corp.	15,680	726,298
Engie SA	10,831	183,839
National Grid plc	7,029	87,023
NorthWestern Corp.	610	34,733
Unitil Corp.	142	7,023
Veolia Environnement SA	11,197	258,634

		2,146,039

	Shares		Value
Water Utilities—0.1%
American States Water Co.		362	$17,828
AquaVenture Holdings Ltd.[1]		275	3,713
Artesian Resources Corp., Cl. A		95	3,591
California Water Service Group		492	18,770
Connecticut Water Service, Inc.		120	7,116
Consolidated Water Co. Ltd.		159	2,035
Middlesex Water Co.		166	6,519
SJW Group		257	14,546
United Utilities Group plc		5,862	67,129
York Water Co. (The)		134	4,543
			145,790
Total Common Stocks (Cost $161,789,967)			182,142,424
Preferred Stocks—0.3%
Kinesis 2017 Sidecar, Preferred[1]		49,261	478,817
M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.		340	350,200
M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.		475	490,200
Total Preferred Stocks (Cost $1,294,384)			1,319,217

	Units
Rights, Warrants and Certificates—0.0%
Halcon Resources Corp. Wts., Strike Price $14.04, Exp. 9/9/20[1]		2,038	1,426
Kaisa Group Holdings Ltd. Rts., Strike Price 1SGD, Exp. 12/31/49[1]		231	2
SandRidge Energy, Inc. Wts., Strike Price $41.34, Exp. 10/4/22[1]		977	2,540
SandRidge Energy, Inc. Wts., Strike Price $42.03, Exp. 10/4/22[1]		411	1,039
Total Rights, Warrants and Certificates (Cost $70,284)			5,007

	Principal Amount
Asset-Backed Securities—2.6%
Bear Stearns Structured Products Trust, Series 2007-EMX1, Cl. A2, 2.537% [US0001M+130], 3/25/37[2,9]		$1,600,000	1,578,516
GSAMP Trust, Series 2005-HE4, Cl. M3, 1.757% [US0001M+52], 7/25/45[9]		1,400,000	1,389,647
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-NC1, Cl. M1, 1.617% [US0001M+38], 12/25/35[9]		1,780,000	1,738,305
New Century Home Equity Loan Trust, Series 2005-1, Cl. M2, 1.957% [US0001M+72], 3/25/35[9]		397,953	354,845
Raspro Trust, Series 2005-1A, Cl. G, 1.725% [LIBOR03M+40], 3/23/24[9,10]		1,541,464	1,510,033
SG Mortgage Securities Trust, Series 2005-OPT1, Cl. M2, 1.687% [US000 1M+(1.50)], 10/25/35[9]		4,250,000	4,088,029
Total Asset-Backed Securities (Cost $9,740,529)			10,659,375
Mortgage-Backed Obligation—0.6%
RAMP Trust, Series 2005-RS6, Cl. M4, 2.212% [US0001M+97.5], 6/25/359 (Cost 2,075,164)		2,300,000	2,306,339
Foreign Government Obligation—0.8%
Federative Republic of Brazil, 8.84% Unsec. Nts., 10/1/17[12] (Cost 3,118,905)	BRL	10,400,000	3,282,685

18      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes—8.4%
1011778 B.C. ULC/New Red Finance, Inc., 6% Sec. Nts., 4/1/22[2]	$200,000	$206,425
Arconic, Inc., 5.40% Sr. Unsec. Nts., 4/15/21	450,000	484,447
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25% Sr. Unsec. Nts., 5/15/24[2]	350,000	385,217
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	450,000	479,925
Bank of America Corp.:
6.25% [US0003M+370.5] Jr. Sub. Perpetual Bonds[9,11]	162,000	178,807
8.00% [US0003M+363] Jr. Sub. Perpetual Bonds, Series K9,11	1,377,000	1,398,412
BMC Software Finance, Inc., 8.125% [US0001M+1.5] Sr. Unsec. Nts., 7/15/21[2]	450,000	462,937
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 5/1/23[2]	450,000	469,687
Cemex Finance LLC, 6% Sr. Sec. Nts., 4/1/24[2]	350,000	371,875
Cenovus Energy, Inc., 6.75% Sr. Unsec. Nts., 11/15/39	450,000	519,380
Centene Corp., 5.625% Sr. Unsec. Nts., 2/15/21	450,000	469,215
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[2]	315,000	322,481
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% Sr. Sec. Nts., 7/23/25	450,000	481,655
Cheniere Corpus Christi Holdings LLC, 5.875% Sr. Sec. Nts., 3/31/25	350,000	378,000
Citgo Holding, Inc., 10.75% Sr. Sec. Nts., 2/15/20[2]	350,000	378,875
Citigroup, Inc., 5.875% [US0003M+405.9] Jr. Sub. Perpetual Bonds[9,11]	1,783,000	1,864,572
CommScope Technologies LLC, 6% Sr. Unsec. Nts., 6/15/25[2]	450,000	483,187
CONSOL Energy, Inc., 5.875% Sr. Unsec. Nts., 4/15/22	450,000	456,750
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22	450,000	459,000
Crown Castle International Corp., 5.25% Sr. Unsec. Nts., 1/15/23	450,000	498,575
CSC Holdings LLC, 10.875% Sr. Unsec. Nts., 10/15/25[2]	294,000	364,193
DaVita, Inc.:
5.125% Sr. Unsec. Nts., 7/15/24	550,000	548,625
5.75% Sr. Unsec. Nts., 8/15/22	200,000	205,125
Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[2]	450,000	441,283
DISH DBS Corp., 5.875% Sr. Unsec. Nts., 7/15/22	450,000	479,250
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	450,000	476,820
Embarq Corp., 7.995% Sr. Unsec. Nts., 6/1/36	350,000	357,000
FirstEnergy Corp., 7.375% Sr. Unsec. Nts., 11/15/31	450,000	599,770
FMG Resources August 2006 Pty Ltd., 9.75% Sr. Sec. Nts., 3/1/22[2]	450,000	507,150
Freeport-McMoRan, Inc., 2.375% Sr. Unsec. Nts., 3/15/18	450,000	451,125
Gazprom OAO Via Gaz Capital SA, 9.25% Sr. Unsec. Nts., 4/23/19[2]	300,000	328,222

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes (Continued)
Goldman Sachs Capital II, 4% [US0003M+76.75] Jr. Sub. Perpetual Bonds[9,11]	$8,000	$7,200
Goldman Sachs Group, Inc. (The), 5.70% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L9,11	1,400,000	1,449,000
HBOS plc, 6.75% Sub. Nts., 5/21/18[2]	450,000	463,450
HCA, Inc., 6.50% Sr. Sec. Nts., 2/15/20	450,000	491,062
HUB International Ltd., 7.875% Sr. Unsec. Nts., 10/1/21[2]	450,000	469,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6% Sr. Unsec. Nts., 8/1/20	450,000	464,659
Itau Unibanco Holding SA (Cayman Islands), 5.125% Sub. Nts., 5/13/23[2]	300,000	312,750
JPMorgan Chase & Co.:
6.10% [US0003M+333] Jr. Sub. Perpetual Bonds[9,11]	233,000	257,463
7.90% [US0003M+347] Jr. Sub. Perpetual Bonds, Series 1[9,11]	1,243,000	1,281,844
Lukoil International Finance BV:
4.563% Sr. Unsec. Unsub. Nts., 4/24/23[2]	500,000	520,592
6.125% Sr. Unsec. Nts., 11/9/20[2]	2,729,000	2,981,050
MGM Resorts International, 7.75% Sr. Unsec. Nts., 3/15/22	450,000	526,500
MMC Energy, Inc., 8.875% Sr. Unsec. Nts., 10/15/20[3,8]	100,000	—
Momentive Performance Materials, Inc., 3.88% Sr. Sec. Nts., 10/24/21	450,000	456,053
Nielsen Finance LLC/Nielsen Finance Co., 5% Sr. Unsec. Nts., 4/15/22[2]	450,000	467,438
Offshore Group Investment Ltd., 7.50% 1st Lien Nts., 11/1/19[3,8]	250,000	—
Ortho-Clinical Diagnostics, Inc./Ortho- Clinical Diagnostics SA, 6.625% Sr. Unsec. Nts., 5/15/22[2]	400,000	394,000
Post Holdings, Inc., 5% Sr. Unsec. Nts., 8/15/26[2]	450,000	450,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75% Sr. Sec. Nts., 10/15/20	350,000	356,580
Rio Oil Finance Trust, 9.25% Sr. Sec. Nts., 7/6/24[2]	253,664	264,924
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 2/1/21	400,000	433,757
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[3,8]	300,000	17,250
SandRidge Energy, Inc., 7.50% Sr. Unsec. Nts., 3/15/21[3,4,8]	500,000	50
Sirius XM Radio, Inc., 6% Sr. Unsec. Nts., 7/15/24[2]	450,000	485,438
Solera LLC/Solera Finance, Inc., 10.50% Sr. Unsec. Nts., 3/1/24[2]	450,000	514,553
Springleaf Finance Corp., 6.90% Sr. Unsec. Nts., 12/15/17	500,000	504,375
Talen Energy Supply LLC, 4.625% Sr. Unsec. Nts., 7/15/19[2]	80,000	79,200
T-Mobile USA, Inc., 6.625% Sr. Unsec. Nts., 4/1/23	450,000	474,759
TransDigm, Inc., 6.50% Sr. Sub. Nts., 7/15/24	450,000	465,750
United Rentals North America, Inc., 7.625% Sr. Unsec. Nts., 4/15/22	67,000	69,817
Univision Communications, Inc., 5.125% Sr. Sec. Nts., 2/15/25[2]	450,000	455,063
Vantage Drilling International, 10% Sec. Nts., 12/31/20	407,000	400,895

19      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value
Non-Convertible Corporate Bonds and Notes (Continued)
VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/24[2]		$400,000	$424,000
Wells Fargo & Co., 5.90% [US0003M+311] Jr. Sub. Perpetual Bonds, Series S9,11		955,000	1,040,950
Western Digital Corp., 10.50% Sr. Unsec. Nts., 4/1/24		450,000	529,875
Wind Acquisition Finance SA, 7.375% Sec. Nts., 4/23/21[2]		400,000	416,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50% Sr. Unsec. Nts., 3/1/25[2]		450,000	469,688
Zayo Group LLC/Zayo Capital, Inc., 6% Sr. Unsec. Nts., 4/1/23		450,000	478,553
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[2]		300,000	317,625
Ziggo Secured Finance BV, 5.50% Sr. Sec. Nts., 1/15/27[2]		350,000	359,517

Total Non-Convertible Corporate Bonds and Notes (Cost $33,706,430)			35,059,321
Convertible Corporate Bonds and Notes—0.2%
CHC Group LLC/CHC Finance Ltd., 10.78% Cv. Sec. Nts., 10/1/20[12]		35,887	55,086
Clearwire Communications LLC/ Clearwire Finance, Inc., 8.25% Cv. Sr. Unsec. Nts., 12/1/40[2]		600,000	609,000

Total Convertible Corporate Bonds and Notes (Cost $629,908)			664,086
Corporate Loans—2.6%
Axalta Coating Systems US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.333% [LIBOR4+200], 6/1/24[9]		847,875	853,130
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.333% [LIBOR4+200], 10/6/23[9]		5,330,000	5,369,501
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.481% [LIBOR12+325], 10/25/20[9]		765,090	572,622
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.239%-4.296% [LIBOR4+300], 5/14/22[9]		3,942,336	3,956,583

Total Corporate Loans (Cost $10,793,705)			10,751,836
Event-Linked Bonds—11.8%
Earthquake—3.6%
Acorn Re Ltd. Catastrophe Linked Nts., 4.546% [US0006M+329], 7/17/18[2,9]		750,000	758,737
Azzurro Re I Ltd. Catastrophe Linked Nts., 2.15% [EUR003M+215], 1/16/19[2,9]	EUR	800,000	949,538
Bosphorus Ltd. Catastrophe Linked Nts., 4.468% [US0006M+325], 8/17/18[2,9]		500,000	505,175
Buffalo Re Ltd. Catastrophe Linked Nts.:
4.348% [US0006M+325], 4/7/20[2,9]		750,000	748,162
7.848% [US0006M+675], 4/7/20[2,9]		250,000	247,700
Golden State Re II Ltd. Catastrophe Linked Nts., 3.248% [T-BILL 3MO+220], 1/8/19[2,9]		1,000,000	1,002,950
International Bank for Reconstruction & Development Catastrophe Linked Nts., 5.572% [US0006M+450], 8/11/20[2,9]		375,000	22,050

	Principal Amount	Value
Earthquake (Continued)
Kilimanjaro Re Ltd. Catastrophe Linked Nts., 4.798% [T-BILL 3MO+375], 11/25/19[2,9]	$250,000	$253,787
Kizuna Re II Ltd. Catastrophe Linked Nts.:
3.298% [T-BILL 3MO+225], 4/6/18[2,9]	950,000	952,137
3.548% [T-BILL 3MO+250], 4/6/18[2,9]	750,000	752,212
Merna Re Ltd. Catastrophe Linked Nts.:
3.048% [T-BILL 3MO+200], 4/9/18[2,9]	250,000	249,562
3.048% [T-BILL 3MO+200], 4/8/20[9,10]	500,000	500,025
3.298% [T-BILL 3MO+225], 4/8/19[2,9]	500,000	501,625
Nakama Re Ltd. Catastrophe Linked Nts.:
3.173% [T-BILL 3MO+212.5], 1/16/19[2,9]	750,000	754,763
3.298% [T-BILL 3MO+225], 4/13/18[2,9]	250,000	250,463
3.548% [T-BILL 3MO+250], 4/13/18[2,9]	500,000	499,575
3.706% [US0006M+220], 10/13/21[2,9]	650,000	663,098
3.923% [T-BILL 3MO+287.5], 1/16/20[9,10]	750,000	762,412
3.923% [T-BILL 3MO+287.5], 1/14/21[2,9]	250,000	253,188
4.298% [T-BILL 3MO+325], 1/14/21[9,10]	250,000	257,238
4.756% [US0006M+325], 10/13/21[2,9]	500,000	515,125
Panda Re Ltd. Catastrophe Linked Nts., 4.05% [T-BILL 3MO+405], 7/9/18[2,9]	500,000	505,125
Torrey Pines Re Ltd. Catastrophe Linked Nts.:
4.052% [US0006M+300], 6/9/20[2,9]	375,000	375,431
4.802% [US0006M+375], 6/9/20[2,9]	250,000	250,613
7.302% [US0006M+625], 6/9/20[2,9]	500,000	505,225
Ursa Re Ltd. Catastrophe Linked Nts.:
3.50% [MM+350], 12/7/17[2,9]	1,000,000	1,002,250
4.00% [MM+400], 12/10/19[2,9]	250,000	252,138
5.00% [MM+500], 12/7/17-9/21/18[2,9]	500,000	503,375
6.00% [MM+600], 5/27/20[2,9]	250,000	250,738

		15,044,417
Longevity—0.1%
Vita Capital VI Ltd. Catastrophe Linked Nts., 3.647% [US0006M+290], 1/8/21[2,9]	250,000	257,762
Multiple Event—5.0%
Atlas IX Capital DAC Catastrophe Linked Nts.:
4.525% [US0003M+3.25], 1/17/19[2,9]	750,000	763,312
9.00% [US0003M+783], 1/7/19[2,9]	250,000	69,550
Blue Halo Re Ltd. Catastrophe Linked Nts.:
9.302% [T-BILL 3MO+825], 7/26/19[2,9]	250,000	214,475
15.052% [T-BILL 3MO+(1.5)], 6/21/19[2,9]	500,000	339,300
Bonanza Re Ltd. Catastrophe Linked Nts.:
4.858% [US0006M+375], 12/31/19[2,9]	250,000	234,362
6.108% [US0006M+500], 12/31/19[2,9]	250,000	231,687
Caelus Re IV Ltd. Catastrophe Linked Nts., 6.542% [T-BILL 3MO+549], 3/6/20[2,9]	750,000	784,162
Caelus Re V Ltd. Catastrophe Linked Nts.:
4.302% [T-BILL 3MO+325], 6/5/20[2,9]	250,000	252,587
5.552% [T-BILL 3MO+450], 6/5/20[2,9]	250,000	256,462
10.302% [T-BILL 3MO+925], 6/5/20[2,9]	500,000	491,375
Citrus Re Ltd. Catastrophe Linked Nts., 7.076% [US0006M+600], 3/18/20[2,9]	250,000	200,700
Cranberry Re Ltd. Catastrophe Linked Nts.:
3.049% [US0006M+200], 7/13/20[2,9]	250,000	252,062
4.951% [T-BILL 3MO+390], 7/6/18[2,9]	500,000	514,025
East Lane Re VI Ltd. Catastrophe Linked Nts.:
3.702% [T-BILL 3MO+265], 3/14/18[2,9]	500,000	504,125
4.442% [T-BILL 3MO+339], 3/13/20[2,9]	500,000	509,275
Eden Re II Ltd. Catastrophe Linked Nts., 0%, 3/22/21[2,12]	500,000	250,000

20      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Principal Amount		Value
Multiple Event (Continued)
Fortius Re II Ltd. Catastrophe Linked Nts., 4.803%, 7/7/21[2,13]		$750,000	$755,663
Galilei Re Ltd. Catastrophe Linked Nts.:
5.645% [US0006M+450], 1/8/21[2,9]		500,000	502,425
6.395% [US0006M+525], 1/8/21[2,9]		250,000	240,900
14.375% [US0006M+1,325], 1/8/20[2,9]		250,000	158,725
Galileo Re Ltd. Catastrophe Linked Nts., 14.288% [T-BILL 3MO+1324], 1/8/19[2,9]		500,000	216,450
Kilimanjaro II Re Ltd. Catastrophe Linked Nts., 11.209% [US0006M+1000], 4/20/21[2,9]		250,000	162,100
Kilimanjaro Re Ltd. Catastrophe Linked Nts.:
5.548% [T-BILL 3MO+450], 4/30/18[2,9]		250,000	230,175
5.798% [T-BILL 3MO+475], 4/30/18[2,9]		250,000	250,312
7.798% [T-BILL 3MO+675], 12/6/19[2,9]		250,000	253,088
10.298% [T-BILL 3MO+925], 12/6/19[2,9]		250,000	245,875
Lion II RE DAC Catastrophe Linked Nts., 2.681% [EUR006M+300], 7/15/21[2,9]	EUR	750,000	887,422
Loma Reinsurance Bermuda Ltd. Catastrophe Linked Nts.:
13.368% [T-BILL 3MO+1,232], 1/8/18[2,9]		200,000	184,150
18.338% [T-BILL 3MO+1,729], 1/8/18[2,9]		500,000	365,000
Long Point Re III Ltd. Catastrophe Linked Nts., 3.50% [MM+350], 5/23/18[2,9]		250,000	251,588
MetroCat Re Ltd. Catastrophe Linked Nts., 4.748% [T-BILL 3MO+370], 5/8/20[2,9]		500,000	507,375
PennUnion Re Ltd. Catastrophe Linked Nts., 5.552% [T-BILL 3MO+450], 12/7/18[2,9]		500,000	502,675
Residential Reinsurance 2013 Ltd. Catastrophe Linked Nts., 21.052% [T-BILL 3MO+2000], 12/6/17[2,9]		500,000	507,175
Residential Reinsurance 2014 Ltd. Catastrophe Linked Nts.:
4.612% [T-BILL 3MO+356], 6/6/18[2,9]		500,000	504,225
16.032% [T-BILL 3MO+1,498], 6/6/18[2,9]		750,000	637,275
Residential Reinsurance 2015 Ltd. Catastrophe Linked Nts., 12.022% [T-BILL 3MO+1097], 6/6/19[2,9]		500,000	440,450
Residential Reinsurance 2016 Ltd. Catastrophe Linked Nts.:
1.981%, 12/6/17[2,12]		250,000	244,225
4.302% [T-BILL 3MO+325], 6/6/20[2,9]		750,000	755,288
4.982% [T-BILL 3MO+393], 12/6/20[2,9]		250,000	248,613
12.602% [T-BILL 3MO+1,155], 6/6/20[2,9]		750,000	639,300
Residential Reinsurance 2017 Ltd. Catastrophe Linked Nts.:
4.052% [T-BILL 3MO+300], 6/6/21[2,9]		375,000	374,006
17.761%, 6/6/18[2,12]		250,000	206,663
Riverfront Re Ltd. Catastrophe Linked Nts.:
5.552% [T-BILL 3MO+450], 1/15/21[2,9]		500,000	500,525
7.302% [T-BILL 3MO+625], 1/15/21[2,9]		250,000	250,775
Sanders Re Ltd. Catastrophe Linked Nts.:
4.012% [T-BILL 3MO+296], 5/25/18[2,9]		250,000	253,363
4.177% [US0006M+300], 12/6/21[2,9]		500,000	504,575
4.302% [T-BILL 3MO+325], 5/25/18[2,9]		250,000	253,713
4.367% [US0006M+325], 6/5/20[2,9]		750,000	739,350
Spectrum Capital Ltd. Catastrophe Linked Nts.:
4.653% [US0006M+350], 6/8/21[2,9]		250,000	247,388
6.903% [US0006M+575], 6/8/21[2,9]		250,000	244,525
Tradewynd Re Ltd. Catastrophe Linked Nts.:
5.40% [MM+540], 1/8/18[2,9]		500,000	493,625
7.43% [MM+743], 1/8/18[2,9]		500,000	480,000
9.711% [T-BILL 3MO+866], 7/9/18[2,9]		250,000	247,850

	Principal Amount		Value
Multiple Event (Continued)
Tramline Re II Ltd. Catastrophe Linked Nts., 9.301% [T-BILL 3MO+825], 1/4/19[2,9]		$400,000	$399,680

			20,753,971
Other—0.7%
Benu Capital Ltd. Catastrophe Linked Nts.:
2.55% [EUR003M+255], 1/8/20[2,9]	EUR	250,000	298,932
3.35% [EUR003M+335], 1/8/20[9,10]	EUR	500,000	602,060
Horse Capital I DAC Catastrophe Linked Nts., 12% [EUR003M+1200], 6/15/20[2,9]	EUR	500,000	592,191
Vitality Re V Ltd. Catastrophe Linked Nts., 3.552% [T-BILL 3MO+250], 1/7/19[2,9]		250,000	252,237
Vitality Re VI Ltd. Catastrophe Linked Nts., 3.152% [T-BILL 3MO+210], 1/8/18[2,9]		250,000	250,362
Vitality Re VII Ltd. Catastrophe Linked Nts., 3.702% [T-BILL 3MO+265], 1/7/20[2,9]		250,000	254,713
Vitality Re VIII Ltd. Catastrophe Linked Nts., 3.052% [T-BILL 3MO+200], 1/8/21[2,9]		500,000	503,225

			2,753,720
Pandemic—0.1%
International Bank for Reconstruction and Development Catastrophe Linked Nts.:
6.90%, 7/15/20[2,13]		250,000	250,525
11.50%, 7/15/20[2,13]		125,000	125,363

			375,888
Windstorm—2.3%
Akibare Re Ltd. Catastrophe Linked Nts., 3.689% [US0006M+234], 4/7/20[2,9]		500,000	508,275
Alamo Re Ltd. Catastrophe Linked Nts.:
4.802% [T-BILL 3MO+375], 6/8/20[2,9]		500,000	505,975
5.452% [T-BILL 3MO+440], 6/7/19[2,9]		500,000	506,325
5.862% [T-BILL 3MO+481], 6/7/18[2,9]		500,000	504,225
Aozora Re Ltd. Catastrophe Linked Nts.:
3.157% [US0006M+(1.5)], 4/7/21[2,9]		250,000	251,912
3.549% [US0006M+220], 4/7/20[2,9]		500,000	507,125
Calypso Capital II Ltd. Catastrophe Linked Nts., 3.66% [EUR003M+366], 1/8/18[2,9]	EUR	500,000	591,497
Casablanca Re Ltd. Catastrophe Linked Nts.:
5.25%, 6/4/20[10,13]		250,000	225,000
16.989%, 6/4/20[10,13]		250,000	75,000
Citrus Re Ltd. Catastrophe Linked Nts.:
7.50% [T-BILL 3MO+774], 2/25/19[2,9]		500,000	407,050
11.191% [T-BILL 3MO+1,014], 4/9/18[2,9]		250,000	134,300
12.081% [T-BILL 3MO+1,103], 2/25/19[2,9]		500,000	265,000
Everglades Re II Ltd. Catastrophe Linked Nts., 6.052% [T-BILL 3MO+500], 5/8/20[2,9]		250,000	215,087
First Coast Re 2016 Ltd. Catastrophe Linked Nts., 4.959% [T-BILL 3MO+391], 6/7/19[2,9]		250,000	242,762
First Coast Re 2017-1 Ltd. Catastrophe Linked Nts., 5.299% [T-BILL 3MO+425], 6/7/21[2,9]		250,000	243,937
Gator Re Ltd. Catastrophe Linked Nts., 1.548% [T-BILL 3MO+50], 10/9/17[9,10]		175,000	438
Integrity Re Ltd. Catastrophe Linked Nts., 5.302% [US0006M+425], 6/10/20[2,9]		500,000	477,625

21      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Windstorm (Continued)
International Bank for Reconstruction & Development Catastrophe Linked Nts.:
6.994% [US0006M+590], 12/20/19[2,9]	$ 375,000	$377,794
10.394% [US0006M+930], 12/20/19[2,9]	250,000	250,556
Manatee Re Ltd. Catastrophe Linked Nts.:
6.348% [T-BILL 3MO+530], 12/22/17[2,9]	750,000	706,350
16.25%, 3/10/19[2,13]	500,000	30,000
Pelican III Re Ltd. Catastrophe Linked Nts., 4.592% [T-BILL 3MO+354], 4/16/18[2,9]	500,000	505,275
Pelican IV Re Ltd. Catastrophe Linked Nts., 3.313% [US0006M+225], 5/5/20[2,9]	750,000	757,313
Queen Street X Re Ltd. Catastrophe Linked Nts., 6.802% [T-BILL 3MO+575], 6/8/18[2,9]	750,000	756,713
Queen Street XI Re DAC Catastrophe Linked Nts., 7.202% [T-BILL 3MO+615], 6/7/19[2,9]	250,000	253,863
Queen Street XII Re Designated Activity Co. Catastrophe Linked Nts., 6.564% [US0006M+525], 4/8/20[2,9]	500,000	503,775

		9,803,172

Total Event-Linked Bonds (Cost $51,953,237)		48,988,930

	Principal Amount		Value
Short-Term Notes—16.3%
France—1.1%
French Republic Treasury Bills, 0%, 11/8/17[12]	EUR	4,000,000	$4,730,791
Italy—2.7%
Italian Republic Bonds, 0%, 11/14/17[12]	EUR	9,500,000	11,234,360
Japan—4.3%
Japan Treasury Bills, 0%, 11/20/17[12]	JPY	2,000,000,000	17,776,885
Portugal—1.1%
Portuguese Republic Treasury Bills, 0%, 11/17/17[12]	EUR	4,030,000	4,765,386
Sweden—3.8%
Kingdom of Sweden Treasury Bills, 0%, 10/18/17[12]	SEK	130,000,000	15,965,936
United States—3.3%
United States Treasury Bills, 1.082%, 3/1/18[12,14]	USD	13,635,000	13,571,784

Total Short-Term Notes (Cost $68,294,087)			68,045,142
	Shares
Investment Companies—9.3%
Highland/iBoxx Senior Loan Exchange Traded Fund		111,516	2,040,743
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[7,15,16]		32,607,641	32,607,641
Scottish Mortgage Investment Trust plc		10,437	59,129
SPDR Gold Trust Exchange Traded Fund[1,16]		34,231	4,161,805

Total Investment Companies (Cost $38,727,801)			38,869,318

		Exercise Price		Expiration Date		Contracts	Notional Amount (000’s)
Exchange-Traded Option Purchased—0.1%
S&P 500 Index Call[1](Cost 250,838)		USD	2,575.000	1/19/18	USD	121		USD 30,484	294,030

	Counterparty		Exercise Price	Expiration Date		Contracts	Notional Amount (000’s)
Over-the-Counter Options Purchased—0.0%
CNH Currency Put[1]	CITNA-B	CNH	7.300	11/29/17	CNH	10,585,000	CNH	713,300	773
CNH Currency Put[1]	CITNA-B	CNH	7.300	11/29/17	CNH	53,100,000	CNH	2,133,100	3,876
Total Over-the-Counter Options Purchased (Cost $194,533)									4,649

	Counterparty	Pay / Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.0%
Interest Rate Swap maturing 1/28/30 Call[1]	GSCOI	Receive	Three-Month USD BBA LIBOR	2.974%	1/24/20	USD	8,550	204,720
Interest Rate Swap maturing 11/2/27 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	1.070	11/20/17	JPY	560,000	—
Interest Rate Swap maturing 11/22/27 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	1.070	11/20/17	JPY	424,000	—
Interest Rate Swap maturing 7/25/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	1.050	7/23/18	JPY	630,000	1,274
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $684,551)								205,994
Total Investments, at Value (Cost $383,324,323)							96.7%	402,598,353
Net Other Assets (Liabilities)							3.3	13,900,816
Net Assets							100.0%	$416,499,169

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $63,516,925 or 15.25% of the Fund’s net assets at period end.

3. Security received as the result of issuer reorganization.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

5. Security is a Master Limited Partnership.

22      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

6. All or portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is $10,376,369. See Note 7 of the accompanying Consolidated Notes.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	57,727,699	307,752,629	332,872,687	32,607,641

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$32,607,641	$153,018	$—	$—

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

9. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

10. Restricted security. The aggregate value of restricted securities at period end was $3,932,206, which represents 0.94% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Benu Capital Ltd. Catastrophe Linked Nts., 3.35% [EUR003M+335], 1/8/20	4/21/15-6/30/15	$547,755	$602,060	$54,305
Casablanca Re Ltd. Catastrophe Linked Nts., 5.25%, 6/4/20	5/26/17	250,000	225,000	(25,000)
Casablanca Re Ltd. Catastrophe Linked Nts., 16.989%, 6/4/20	5/26/17	250,000	75,000	(175,000)
Gator Re Ltd. Catastrophe Linked Nts., 1.548% [T-BILL 3MO+50], 10/9/17	12/2/14-11/25/15	175,000	438	(174,562)
Merna Re Ltd. Catastrophe Linked Nts., 3.048% [T-BILL 3MO+200], 4/8/20	3/22/17	500,000	500,025	25
Nakama Re Ltd. Catastrophe Linked Nts., 3.923% [T-BILL 3MO+287.5], 1/16/20	12/12/14-5/11/17	755,618	762,412	6,794
Nakama Re Ltd. Catastrophe Linked Nts., 4.298% [T-BILL 3MO+325], 1/14/21	12/14/15	250,000	257,238	7,238
Raspro Trust, Series 2005-1A, Cl. G, 1.725% [LIBOR03M+40], 3/23/24	7/7/15	1,521,693	1,510,033	(11,660)

		$4,250,066	$3,932,206	$(317,860)

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. Zero coupon bond reflects effective yield on the original acquisition date.

13. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

14. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $952,563. See Note 6 of the accompanying Consolidated Notes.

15. Rate shown is the 7-day yield at period end.

16. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

17. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$262,251,192	65.1%
Japan	26,173,172	6.5
Sweden	16,312,615	4.1
Bermuda	14,645,275	3.6
France	13,480,329	3.4
Italy	11,650,610	2.9
United Kingdom	7,152,936	1.8
Netherlands	5,830,421	1.5
Supranational	5,603,205	1.4
Cayman Islands	5,148,812	1.3
Portugal	4,765,386	1.2
Canada	4,205,988	1.0
Brazil	3,860,359	1.0
Russia	3,829,864	1.0
Ireland	3,763,462	0.9
Switzerland	2,530,579	0.6
Australia	1,684,938	0.4
Hong Kong	1,579,312	0.4
Germany	1,252,493	0.3
Mexico	1,022,275	0.3
Eurozone	949,538	0.2
China	870,050	0.2
Singapore	742,571	0.2

23      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Turkey	$505,175	0.1%
Chile	491,521	0.1
Colombia	479,925	0.1
Jamaica	441,284	0.1
Spain	341,064	0.1
Belgium	190,539	0.1
Philippines	185,369	0.1
Luxembourg	173,409	0.0
Finland	129,686	0.0
Thailand	108,197	0.0
South Africa	83,653	0.0
Jersey, Channel Islands	59,849	0.0
Indonesia	35,863	0.0
Puerto Rico	25,954	0.0
Israel	12,218	0.0
Panama	10,422	0.0
Greece	8,809	0.0
Monaco	5,385	0.0
China Offshore	4,649	0.0

Total	$402,598,353	100.0%

	Shares Sold Short	Value
Securities Sold Short—(8.7)%
Common Stock Securities Sold Short—(8.7)%
AGCO Corp.	(14,670)	$ (1,082,206)
Air Lease Corp., Cl. A	(13,465)	(573,878)
Aircastle Ltd.	(27,265)	(607,737)
Aker Solutions ASA[1]	(72,678)	(385,262)
Ally Financial, Inc.	(54,310)	(1,317,561)
Boeing Co. (The)	(1,772)	(450,460)
Caterpillar, Inc.	(5,810)	(724,565)
Cie Financiere Richemont SA	(10,679)	(975,992)
CNH Industrial NV	(39,990)	(480,280)
Colgate-Palmolive Co.	(21,280)	(1,550,248)
Constellation Brands, Inc., Cl. A	(2,860)	(570,427)
Corning, Inc.	(14,670)	(438,926)
Digital Realty Trust, Inc.	(13,290)	(1,572,606)
Dril-Quip, Inc.[1]	(6,400)	(282,560)
Fastenal Co.	(12,420)	(566,104)
Federal Realty Investment Trust	(3,300)	(409,893)
Franklin Resources, Inc.	(27,680)	(1,232,037)
General Mills, Inc.	(11,980)	(620,085)
GlaxoSmithKline plc, Sponsored ADR	(5,050)	(205,030)
HP, Inc.	(57,620)	(1,150,095)
Intel Corp.	(37,810)	(1,439,805)
International Business Machines Corp.	(8,460)	(1,227,377)
Jones Lang LaSalle, Inc.	(12,620)	(1,558,570)
Kirby Corp.[1]	(11,300)	(745,235)
Koninklijke Ahold Delhaize NV	(58,068)	(1,086,251)
Neste OYJ	(13,769)	(601,572)
Novo Nordisk AS, Sponsored ADR	(5,460)	(262,899)
Pennsylvania Real Estate Investment Trust	(174,300)	(1,828,407)
Procter & Gamble Co. (The)	(16,870)	(1,534,833)
ResMed, Inc.	(11,120)	(855,795)
Rio Tinto plc, Sponsored ADR	(11,750)	(554,482)
RLJ Lodging Trust	(16,380)	(360,360)
Rowan Cos. plc, Cl. A1	(24,140)	(310,199)
Sanofi, ADR	(11,870)	(591,007)
SAP SE, Sponsored ADR	(9,930)	(1,088,824)
Southern Copper Corp.	(24,280)	(965,373)
Subsea 7 SA	(25,846)	(424,898)
Transocean Ltd.[1]	(37,544)	(403,973)
W.W. Grainger, Inc.	(2,905)	(522,174)
Wacker Chemie AG	(5,307)	(761,155)
Weingarten Realty Investors	(55,290)	(1,754,905)
Western Union Co. (The)	(73,620)	(1,413,504)

24      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

Securities Sold Short—(8.7)%(Continued)
Common Stock Securities Sold Short (Continued)
William Demant Holding AS1	(24,468)	$ (645,974)

Total Securities Sold Short (Proceeds $34,248,110)		$ (36,133,524)

Forward Currency Exchange Contracts as of September 30, 2017
Counterparty	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BAC	12/2017	CLP	519,000	USD	842	$ —	32,145
BAC	12/2017	MYR	22,375	USD	5,354	—	60,475
BAC	12/2017	RUB	650,900	USD	11,198	31,027	77,895
BAC	12/2017	TWD	7,000	USD	233	—	2,303
BAC	11/2017 - 12/2017	USD	12,286	EUR	10,380	—	12,548
BAC	12/2017	USD	643	KRW	724,000	9,982	—
BAC	12/2017	USD	5,388	RUB	311,964	43,424	—
BOA	12/2017	CAD	860	USD	707	—	17,686
BOA	12/2017	NOK	24,360	USD	3,120	—	56,121
BOA	12/2017	SEK	40,510	USD	5,086	—	91,606
BOA	12/2017	TRY	1,830	USD	512	—	9,635
BOA	12/2017	USD	6,936	CAD	8,435	173,465	—
BOA	11/2017	USD	184	CNH	1,300	—	11,377
BOA	12/2017	USD	4,946	EUR	4,115	62,774	—
BOA	12/2017	USD	523	GBP	405	—	21,262
BOA	12/2017	USD	7,060	KRW	7,960,000	103,665	—
BOA	12/2017	USD	4,990	SEK	40,530	—	7,373
BOA	12/2017	USD	1,255	TRY	4,520	12,799	—
CITNA-B	12/2017	COP	3,017,000	USD	1,034	—	14,972
CITNA-B	12/2017	CZK	100	USD	5	—	70
CITNA-B	12/2017	EUR	4,240	USD	5,032	—	926
CITNA-B	12/2017	JPY	764,000	USD	7,092	—	278,506
CITNA-B	12/2017	KRW	1,481,000	USD	1,312	—	18,147
CITNA-B	12/2017	TRY	3,630	USD	1,022	—	24,438
CITNA-B	12/2017	USD	527	AUD	670	2,099	—
CITNA-B	12/2017	USD	530	CAD	670	—	7,429
CITNA-B	12/2017	USD	1,642	JPY	176,900	64,487	—
CITNA-B	12/2017	USD	1,309	KRW	1,483,000	13,437	—
CITNA-B	12/2017	USD	2,033	ZAR	26,465	100,773	—
CITNA-B	12/2017	ZAR	51,672	USD	3,936	—	163,824
DEU	12/2017	CHF	625	USD	660	—	11,382
DEU	12/2017	EUR	3,824	USD	4,619	—	81,169
DEU	12/2017	HUF	177,000	USD	700	—	26,281
DEU	12/2017	NOK	8,600	USD	1,112	—	30,783
DEU	12/2017	PLN	19,820	USD	5,599	—	166,760
DEU	12/2017	TRY	20,770	USD	5,921	—	213,971
DEU	12/2017	USD	5,831	CHF	5,530	92,849	—
DEU	12/2017	USD	16,841	EUR	13,983	248,300	—
DEU	12/2017	USD	1,467	ILS	5,160	10,323	7,103
DEU	12/2017	USD	1,297	JPY	145,000	3,556	—
GSCO-OT	10/2017	BRL	4,180	USD	1,337	7	17,293
GSCO-OT	12/2017	CLP	1,423,000	USD	2,245	—	25,281
GSCO-OT	12/2017	COP	3,649,000	USD	1,222	10,187	—
GSCO-OT	12/2017	MXN	3,200	USD	176	—	2,576
GSCO-OT	12/2017	MYR	1,820	USD	426	4,838	—
GSCO-OT	12/2017	USD	1,326	AUD	1,670	17,335	—
GSCO-OT	10/2017	USD	1,319	BRL	4,180	—	562
GSCO-OT	11/2017	USD	4,703	EUR	4,000	—	34,084
GSCO-OT	11/2017	USD	18,309	JPY	2,000,000	495,384	—
GSCO-OT	10/2017	USD	15,867	SEK	130,000	—	107,166
HSBC	11/2017	CNH	540	USD	77	3,734	—
HSBC	12/2017	COP	5,865,000	USD	1,992	—	10,663
HSBC	12/2017	IDR	6,653,000	USD	493	—	2,993
HSBC	12/2017	SEK	5,800	USD	734	—	18,463
HSBC	12/2017	USD	2,618	CHF	2,495	28,762	—
HSBC	12/2017	USD	4,141	CNH	27,380	39,460	—
HSBC	12/2017	USD	12,646	GBP	9,630	—	287,048
HSBC	12/2017	USD	1,345	HUF	347,000	24,850	—
HSBC	12/2017	USD	1,277	MXN	23,000	28,136	—
HSBC	12/2017	USD	7,878	NZD	10,902	14,986	—
HSBC	12/2017	USD	2,058	PLN	7,560	—	14,372

25      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counterparty	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
JPM	12/2017	AUD	2,270	USD	1,821	$ —	$ 42,051
JPM	10/2017	BRL	10,400	USD	3,283	881	—
JPM	12/2017	CHF	1,240	USD	1,312	—	24,864
JPM	12/2017	GBP	1,010	USD	1,315	41,590	—
JPM	12/2017	IDR	67,149,000	USD	5,006	—	56,200
JPM	12/2017	INR	329,000	USD	5,098	—	106,365
JPM	12/2017	MXN	42,400	USD	2,363	—	61,362
JPM	12/2017	PLN	1,970	USD	547	—	7,477
JPM	12/2017	RUB	60,500	USD	1,033	3,863	—
JPM	12/2017	TWD	64,000	USD	2,159	—	44,741
JPM	10/2017	USD	3,067	BRL	10,400	—	216,840
JPM	11/2017	USD	1,268	CNH	9,000	—	81,963
JPM	11/2017	USD	4,714	EUR	4,030	—	60,750
JPM	12/2017	USD	4,273	ILS	14,970	26,653	—
JPM	12/2017	USD	2,943	NZD	4,080	9,119	8,762
JPM	12/2017	USD	2,300	THB	76,000	18,942	—
JPM	12/2017	USD	2,348	TWD	71,000	2,914	—
JPM	12/2017	USD	1,266	ZAR	17,030	22,291	—
TDB	12/2017	AUD	850	USD	682	—	16,134
TDB	10/2017 - 12/2017	BRL	4,220	USD	1,319	8,248	—
TDB	12/2017	JPY	70,000	USD	636	—	11,362
TDB	12/2017	USD	7,112	AUD	8,860	168,176	—
TDB	10/2017	USD	674	BRL	2,150	—	4,790

Total Unrealized Appreciation and Depreciation						$ 1,943,316	$ 2,710,349

Futures Contracts as of September 30, 2017
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)		Value	Unrealized Appreciation (Depreciation)
CAC 40 10 Index	Sell	10/20/17	111	EUR	6,702	$6,987,883	$ (286,361)
CBOE Volatility Index	Sell	10/18/17	100	USD	1,298	1,167,500	130,597
Coffee*	Sell	12/18/17	13		694	624,244	69,911
Copper*	Buy	12/27/17	8	USD	582	591,000	8,578
Euro-BONO	Sell	12/07/17	12	EUR	1,959	1,953,255	5,626
Euro-BTP	Sell	12/07/17	20	EUR	3,204	3,190,184	14,015
Euro-BUND	Buy	12/07/17	34	EUR	6,524	6,470,122	(54,302)
Euro-OAT	Sell	12/07/17	9	EUR	1,661	1,650,240	10,627
FTSE 100 Index	Sell	12/15/17	69	GBP	6,791	6,776,856	14,138
Gold (100 oz.) *	Buy	12/27/17	7	USD	911	899,360	(11,709)
Lean Hogs*	Buy	10/13/17	27	USD	694	598,320	(95,811)
Live Cattle*	Buy	10/31/17	16	USD	713	698,240	(14,669)
Low Sulphur Gas Oil*	Buy	10/12/17	13	USD	655	712,725	57,503
MSCI Emerging Market Index	Buy	12/15/17	129	USD	7,086	7,025,985	(60,261)
Natural Gas*	Sell	10/27/17	21		646	631,470	14,229
Russell 2000 Mini Index	Sell	12/15/17	325	USD	22,687	24,259,625	(1,572,848)
S&P 500 E-Mini Index	Sell	12/15/17	61	USD	7,525	7,673,800	(148,695)
S&P 500 E-Mini Index	Buy	12/15/17	159	USD	19,588	20,002,200	414,659
Silver*	Sell	12/27/17	7		591	583,660	7,226
STOXX Europe 600 Index	Buy	12/15/17	618	EUR	13,627	14,107,950	481,190
Sugar #11 World*	Sell	2/28/18	39		643	615,888	27,401
United States Treasury Long Bonds	Sell	12/19/17	86	USD	13,125	13,141,875	(16,810)
United States Treasury Nts., 10 yr.	Sell	12/19/17	48	USD	6,082	6,015,000	67,420
United States Treasury Nts., 5 yr.	Sell	12/29/17	84	USD	9,944	9,870,000	74,025
Wheat*	Sell	12/14/17	30		731	672,375	59,026
WTI Crude Oil*	Buy	10/20/17	18	USD	905	930,060	24,610

							$ (780,685)

* All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

Over-the-Counter Options Written at September 30, 2017
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts		Notional Amount (000’s)	Premiums Received	Value
CNH Currency Put	CITNA-B	CNH	8.000	11/29/17	CNH	(58,200,000)	CNH 2,337,600	$60,528	$—
CNH Currency Put	CITNA-B	CNH	8.000	11/29/17	CNH	(11,600,000)	CNH 781,600	10,323	—

Total Over-the-Counter Options Written								$70,851	$—

26      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

Centrally Cleared Credit Default Swaps at September 30, 2017
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.HY.27	Buy	5.000%	12/20/21	USD	190	$12,481	$(14,833)	$ (2,352)
CDX.HY.27	Buy	5.000	12/20/21	USD	15,665	1,076,083	(1,222,425)	(146,342)
CDX.HY.27	Buy	5.000	12/20/21	USD	8,786	712,340	(685,649)	26,691
CDX.HY.28	Buy	5.000	6/20/22	USD	2,050	143,181	(156,318)	(13,137)
CDX.IG.28	Sell	1.000	6/20/22	USD	5,655	(102,346)	119,838	17,492
CDX.IG.28	Sell	1.000	6/20/22	USD	300	(5,377)	6,357	980
iTraxx.Main.27	Buy	1.000	6/20/22	EUR	5,040	107,520	(138,687)	(31,167)
Neiman Marcus Group LLC (The)	Buy	5.000	12/20/20	USD	715	41,431	225,460	266,891

Total Cleared Credit Default Swaps						$1,985,313	$(1,866,257)	$ 119,056

Over-the-Counter Credit Default Swaps at September 30, 2017
Reference Asset	Counterparty	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.21	CITNA-B	Buy	5.000%	12/20/18	USD	1,125	$(34,531)	$(65,934)	$ (100,465)
CDX.NA.HY.21	CITNA-B	Sell	5.000	12/20/18	USD	272	151,724	(56,755)	94,969
CDX.NA.HY.21	GSCOI	Sell	5.000	12/20/18	USD	80	43,576	(16,648)	26,928
CDX.NA.HY.25	GSCOI	Buy	5.000	12/20/20	USD	1,125	(194,688)	(99,434)	(294,122)
CDX.NA.HY.25	GSCOI	Sell	5.000	12/20/20	USD	337	223,411	(140,684)	82,727
Malaysia	BNP	Buy	1.000	6/20/21	USD	775	(22,856)	(14,055)	(36,911)
Malaysia	BNP	Buy	1.000	12/20/20	USD	1,700	(110,693)	(30,441)	(141,134)
Malaysia	MOS-A	Buy	1.000	12/20/20	USD	1,700	(85,394)	(30,441)	(115,835)

Total Over-the-Counter Credit Default Swaps							$(29,451)	$(454,392)	$ (483,843)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Corporate Debt Indexes	$5,955,000	$—	BBB+
Non-Investment Grade Corporate Debt Indexes	688,169	2,250,000	BB

Total	$6,643,169	$2,250,000

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event..

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Centrally Cleared Interest Rate Swaps at September 30, 2017
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
BAC	Receive	Six-Month JPY BBA LIBOR	0.468%	11/12/25	JPY	23,000	$—	$(4,570)	$ (4,570)
BAC	Pay	Three-Month SEK STIBOR SIDE	1.418	11/12/25	SEK	1,840	—	10,007	10,007
BAC	Pay	Three-Month SEK STIBOR SIDE	0.628	7/8/26	SEK	2,340	—	(11,101)	(11,101)
BAC	Pay	Three-Month SEK STIBOR SIDE	1.501	12/9/25	SEK	5,120	—	31,249	31,249
BAC	Receive	Six-Month GBP BBA LIBOR	1.196	3/1/27	GBP	7,435	—	151,956	151,956
BAC	Pay	Three-Month SEK STIBOR SIDE	1.365	8/10/25	SEK	4,580	—	17,894	17,894
BAC	Pay	Three-Month SEK STIBOR SIDE	1.630	7/3/25	SEK	27,305	7,919	186,668	194,587
BOA	Pay	Three-Month NZD BBR FRA	3.353	12/8/26	NZD	7,840	—	131,151	131,151
BOA	Pay	Three-Month NZD BBR FRA	3.458	1/6/27	NZD	4,625	—	84,604	84,604
BOA	Pay	Three-Month NZD BBR FRA	3.390	5/4/27	NZD	450	—	8,365	8,365
BOA	Receive	Six-Month JPY BBA LIBOR	0.208	12/8/26	JPY	49,000	—	1,649	1,649
BOA	Pay	Three-Month NZD BBR FRA	3.115	9/6/27	NZD	345	—	(2,295)	(2,295)
CITNA-B	Receive	Six-Month JPY BBA LIBOR	0.251	1/6/27	JPY	386,000	—	260	260

27      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
GSCOI	Pay	Three-Month SEK STIBOR SIDE	1.118%	1/9/27	SEK	26,100	$—	$11,840	$ 11,840
JPM	Receive	Six-Month JPY BBA LIBOR	0.566	8/6/25	JPY	13,000	—	(3,391)	(3,391)
JPM	Pay	Three-Month SEK STIBOR SIDE	1.070	6/7/26	SEK	3,550	—	395	395
JPM	Receive	Six-Month JPY BBA LIBOR	0.593	7/10/25	JPY	515,000	—	(145,136)	(145,136)
JPM	Pay	Three-Month SEK STIBOR SIDE	1.136	3/3/27	SEK	3,895	—	666	666
JPM	Receive	Six-Month JPY BBA LIBOR	0.461	12/9/25	JPY	28,000	—	(5,326)	(5,326)
JPM	Receive	Six-Month JPY BBA LIBOR	0.100	6/6/26	JPY	35,000	—	3,562	3,562
JPM	Receive	Six-Month JPY BBA LIBOR	0.595	8/11/25	JPY	29,000	—	(8,166)	(8,166)
UBS	Pay	Three-Month NZD BBR FRA	3.535	3/3/27	NZD	430	—	9,031	9,031

Total of Centrally Cleared Interest Rate Swaps							$7,919	$469,312	$ 477,231

Over-the-Counter Total Return Swaps at September 30, 2017
Reference Asset	Counterparty	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)
0998.HK-China Citic Bank Corp. Ltd., ORD H	GSCOI	Pay	One-Month HKD HIBOR HKAB minus 50 basis points	5/24/18	HKD	2,801	$(17,495)	$ (17,495)
1988.HK-China Ninsheng Banking Corp. Ltd., ORD H	GSCOI	Pay	One-Month HKD HIBOR HKAB minus 50 basis points	5/24/18	HKD	2,885	45,410	45,410
3328.HK-Bank of Communications Co. Ltd., ORD H	GSCOI	Pay	One-Month HKD HIBOR HKAB minus 50 basis points	5/24/18	HKD	3,403	31,440	31,440
3968.HK-China Merchants Bank, ORD H	GSCOI	Pay	One-Month HKD HIBOR HKAB minus 50 basis points	5/24/18	HKD	3,791	(110,805)	(110,805)
6818.HK-China Everbright Bank, ORD H	GSCOI	Pay	One-Month HKD HIBOR HKAB minus 50 basis points	5/24/18	HKD	1,478	5,842	5,842
JPCMOLNG Custom Basket[a]	JPM	Receive	One-Month USD BBA LIBOR plus 30 basis points	10/2/18	USD	4,940	193,683	193,683
JPCMOSHR Custom Basket[b]	JPM	Pay	One-Month USD BBA LIBOR minus 85 basis points	10/2/18	USD	4,927	(69,890)	(69,890)
OEX Index	GSCOI	Pay	One-Month USD BBA LIBOR minus 35 basis points	4/9/18	USD	6,602	(144,556)	(144,556)
PowerShares Senior Loan Exchange Traded Fund	CITNA-B	Receive	One-Month USD BBA LIBOR minus 15 basis points	11/1/17	USD	59,998	163,783	163,783

Total Over-the-Counter Total Return Swaps							$97,412	$ 97,412

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Custom baskets of securities: The following are the components and weights of the underlying basket of securities
Description	Shares	Value	% of Basket
JPCMOLNG[a]:
Altria Group, Inc.	3,722	$238,915	2.34%
Anthem, Inc.	1,204	228,495	0.76
At&T, Inc.	6,299	245,913	3.96
Best Buy Co., Inc.	4,349	247,154	2.73
Boeing Co. (The)	985	250,456	0.62
CenterPoint Energy, Inc.	7,967	232,238	5.00
Corning, Inc.	8,205	245,740	5.15
CSRA, Inc.	7,489	239,948	4.70
Cummins, Inc.	1,480	249,128	0.93

28      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

Custom baskets of securities: The following are the components and weights of the underlying basket of securities (Continued)
Description	Shares	Value	% of Basket
JPCMOLNG[a]: (Continued)
Deere & Co.	2,036	$251,772	1.28%
Dr. Horton, Inc.	6,528	254,461	4.10
Eastman Chemical Co.	2,738	246,310	1.72
ebay, Inc.	6,531	246,415	4.10
Estee Lauder Cos., Cl. A	2,206	234,608	1.39
Etrade Financial Corp.	5,754	248,573	3.61
Gap, Inc. (The)	9,991	294,934	6.26
General Motors Co.	6,458	262,066	4.06
Incyte Corp.	1,718	194,375	1.08
Kohl’s Corp.	5,932	272,516	3.73
Lincoln National Corp.	3,478	255,042	2.18
LyondellBasell Industries, Cl. A	2,604	259,827	1.64
Marathon Petroleum Corp.	4,499	249,560	2.83
McKesson Corp.	1,581	243,031	0.99
Micron Technology, Inc.	7,381	280,183	4.63
Molson Coors Brewing Co., Cl. B	2,630	213,951	1.65
Morgan Stanley	5,186	249,706	3.26
NRG Energy, Inc.	9,473	235,878	5.95
PayPal Holdings, Inc.	3,826	244,596	2.40
Prudential Financial, Inc.	2,312	245,072	1.45
Robert Half International, Inc.	5,210	262,636	3.27
Royal Caribbean Cruises Ltd.	1,896	224,126	1.19
Scripps Networks International, Cl. A	2,756	236,465	1.73
United Continental Holdings, Inc.	3,808	232,897	2.39
United Rentals, Inc.	1,999	275,802	1.26
Unitedhealth Group, Inc.	1,186	232,575	0.74
Valero Energy Corp.	3,465	265,904	2.18
Vertex Pharmaceuticals, Inc.	1,470	219,941	0.92
Walgreens Boots Alliance, Inc.	2,895	224,420	1.82
	159,247	$9,335,629	100.00%
JPCMOSHRa:
Acuity Brands, Inc.	1,334	$224,285	0.51%
Advance Auto Parts, Inc.	2,410	239,795	0.92
Akamai Technologies	5,005	238,638	1.91
Allergan plc	1,029	209,998	0.39
American International Group	3,902	237,905	1.49
CenturyLink, Inc.	11,966	229,867	4.56
CF Industries Holdings, Inc.	8,140	283,598	3.10
CH Robinson Worldwide, Inc.	3,341	252,179	1.27
Chesapeake Energy Corp.	64,830	282,011	24.71
Chipotle Mexican Grill, Inc.	745	235,815	0.28
Cincinnati Financial Corp.	3,072	237,711	1.17
Citrix System, Inc.	3,017	231,389	1.15
Conagra Brands, Inc.	7,270	246,817	2.77
Costco Wholesale Corp.	1,506	246,833	0.57
Coty, Inc., Cl. A	14,233	229,863	5.42
Dentsply Sirona, Inc.	4,172	247,108	1.59
Entergy Corp.	2,981	227,570	1.14
Envision Healthcare Corp.	4,503	198,132	1.72
F5 Networks, Inc.	1,977	240,067	0.75
FirstEnergy Corp.	7,244	217,827	2.76
Flowserve Corp.	6,008	255,340	2.29
Fluor Corp.	6,118	257,813	2.33
Ford Motor Co.	21,395	255,884	8.15
Hess Corp.	6,067	282,358	2.31
Johnson Controls International	5,961	238,798	2.27
Kellogg Co.	3,605	226,430	1.37
Moody’s Corp.	1,760	243,954	0.67
Mosaic Co. (The)	11,811	251,574	4.50
Nasdaq, Inc.	3,130	242,982	1.19
News Corp., Cl. A	17,650	234,039	6.72
Patterson Cos., Inc.	6,129	237,192	2.34
Perrigo Co. plc	2,988	248,602	1.14
Qorvo, Inc.	3,223	226,255	1.23
Ralph Lauren Corp.	2,685	238,589	1.02
Salesforce.com, Inc.	2,471	228,815	0.94
Stericycle, Inc.	3,282	235,385	1.25
TripAdvisor, Inc.	5,523	223,461	2.10
	262,483	$8,884,879	100.00%

29      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Volatility Swaps at September 30, 2017
Reference Asset	Counterparty	Pay/Receive Volatility*	Strike Price	Maturity Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
AUD/JPY spot exchange rate	JPM	Pay	$9.875	10/23/17	AUD	(8,000)	$1,506	$ 1,506
AUD/JPY spot exchange rate	BOA	Pay	9.800	11/6/17	AUD	(8,200)	(4,953)	(4,953)
CAD/CHF spot exchange rate	BOA	Receive	9.500	10/5/17	CAD	7,900	2,216	2,216
CAD/JPY spot exchange rate	JPM	Pay	10.050	10/30/17	CAD	(7,900)	4,622	4,622
CHF/JPY spot exchange rate	CITNA-B	Pay	8.400	11/2/17	CHF	(6,200)	(1,473)	(1,473)
CHF/JPY spot exchange rate	GSCO-OT	Pay	7.450	10/16/17	CHF	(6,100)	5,165	5,165
CHF/JPY spot exchange rate	BOA	Pay	7.900	10/31/17	CHF	(6,200)	(3,009)	(3,009)
CHF/JPY spot exchange rate	BOA	Pay	8.200	10/27/17	CHF	(6,200)	1,409	1,409
EUR/CHF spot exchange rate	DEU	Pay	7.300	10/5/17	EUR	(5,400)	7,020	7,020
EUR/USD spot exchange rate	CITNA-B	Pay	7.650	10/23/17	USD	(6,400)	1,152	1,152
GBP/AUD spot exchange rate	GSCO-OT	Receive	9.250	10/25/17	GBP	4,700	(6,172)	(6,172)
GBP/AUD spot exchange rate	CITNA-B	Receive	9.100	10/26/17	GBP	4,700	(8,439)	(8,439)
GBP/CHF spot exchange rate	DEU	Receive	8.900	10/18/17	GBP	4,800	(1,093)	(1,093)
GBP/JPY spot exchange rate	BOA	Receive	11.000	10/20/17	GBP	4,700	(8,880)	(8,880)
GBP/JPY spot exchange rate	CITNA-B	Receive	11.250	10/20/17	GBP	4,700	(11,714)	(11,714)
GBP/NZD spot exchange rate	JPM	Pay	10.080	10/16/17	GBP	(4,800)	(8,555)	(8,555)
NZD/CHF spot exchange rate	DEU	Pay	11.100	10/13/17	NZD	(8,800)	6,547	6,547
NZD/JPY spot exchange rate	JPM	Pay	11.000	10/10/17	NZD	(8,800)	(1,081)	(1,081)
NZD/JPY spot exchange rate	GSCO-OT	Pay	11.000	10/12/17	NZD	(8,800)	(5,021)	(5,021)
NZD/JPY spot exchange rate	DEU	Pay	11.300	10/11/17	NZD	(8,900)	(1,414)	(1,414)
USD/SEK spot exchange rate	DEU	Pay	9.200	10/10/17	USD	(6,400)	1,728	$ 1,728

Total Over-the-Counter Volatility Swaps							$(30,439)	$ (30,439)

* Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the strike price. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the strike price multiplied by the notional amount if the realized volatility is less than the strike price. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will receive a net payment of the absolute value of the difference of the realized and the strike price multiplied by the notional amount if the realized volatility is less than the strike price.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS-A	Morgan Stanley
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen

30      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

Currency abbreviations indicate amounts reporting in currencies (Continued)
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBR FRA	Bank Bill Forward Rate Agreement
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
CAC	French Options Market
CDX.HY.27	Markit CDX High Yield Index
CDX.HY.28	Markit CDX High Yield Index
CDX.IG.28	Markit CDX Investment Grade Index
CDX.NA.HY.21	Markit CDX North American High Yield
CDX.NA.HY.25	Markit CDX North American High Yield
EUR003M	EURIBOR 3 Month ACT/360
EUR006M	EURIBOR 6 Month ACT/360
FTSE 100	United Kingdom 100 most highly capitalized companies on the London Stock Exchange
HIBOR	Hong Kong Interbank Offered Rate
HKAB	Hong Kong Association of Banks
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
iTraxx.Main.27	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR03M	ICE LIBOR USD 3 Month
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
JPCMOLNG	Custom Basket of Securities
JPCMOSHR	Custom Basket of Securities
MM	Money Market Reference Rate
MSCI	Morgan Stanley Capital International
OAT	French Government Bonds
OEX	S&P 100 Index
S&P	Standard & Poor’s
STIBOR SIDE	Stockholm Interbank Offered Rate
T-BILL 3MO	US Treasury Bill 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

31      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

NOTES TO CONSOLIDATED STATEMENTS OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Global Multi-Alternatives Fund/VA (the “Fund”) is a separate series of Oppenheimer Variable Account Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Adviser has entered into a sub-sub-advisory agreement with Barings LLC and OFI SteelPath, Inc. (collectively, the “Sub-Sub-Advisers”). Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Multi-Alternatives Fund/VA (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 21,023 shares with net assets of $11,409,863 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Event-linked bonds, are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include reported trade data and broker-dealer price quotations.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

32      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

3. Securities Valuation (Continued)

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$6,708,914	$2,196,119	$66	$8,905,099
Consumer Staples	8,268,498	1,615,973	—	9,884,471
Energy	31,112,788	846,254	—	31,959,042
Financials	33,103,037	12,848,741	—	45,951,778
Health Care	19,747,636	1,744,670	6,316	21,498,622
Industrials	20,954,548	1,669,966	—	22,624,514
Information Technology	18,310,025	637,357	—	18,947,382
Materials	7,453,398	1,649,390	—	9,102,788
Telecommunication Services	4,693,369	628,075	—	5,321,444
Utilities	6,899,956	1,047,328	—	7,947,284
Preferred Stocks	—	1,319,217	—	1,319,217

33      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

NOTES TO CONSOLIDATED STATEMENTS OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Rights, Warrants and Certificates	$1,428	$3,579	$—	$5,007
Asset-Backed Securities	—	10,659,375	—	10,659,375
Mortgage-Backed Obligation	—	2,306,339	—	2,306,339
Foreign Government Obligation	—	3,282,685	—	3,282,685
Non-Convertible Corporate Bonds and Notes	—	35,059,271	50	35,059,321
Convertible Corporate Bonds and Notes	—	664,086	—	664,086
Corporate Loans	—	10,751,836	—	10,751,836
Event-Linked Bonds	—	48,988,930	—	48,988,930
Short-Term Notes	—	68,045,142	—	68,045,142
Investment Companies	38,810,189	59,129	—	38,869,318
Exchange-Traded Option Purchased	294,030	—	—	294,030
Over-the-Counter Options Purchased	—	4,649	—	4,649
Over-the-Counter Interest Rate Swaptions Purchased	—	205,994	—	205,994

Total Investments, at Value	196,357,816	206,234,105	6,432	402,598,353
Other Financial Instruments:
Swaps, at value	—	471,523	—	471,523
Centrally cleared swaps, at value	—	1,000,952	—	1,000,952
Futures contracts	1,480,781	—	—	1,480,781
Forward currency exchange contracts	—	1,943,316	—	1,943,316

Total Assets	$197,838,597	$209,649,896	$6,432	$407,494,925

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short	$(31,252,420)	$(4,881,104)	$—	$(36,133,524)
Swaps, at value	—	(858,942)	—	(858,942)
Centrally cleared swaps, at value	—	(2,397,897)	—	(2,397,897)
Options written, at value	—	—	—	—
Futures contracts	(2,261,466)	—	—	(2,261,466)
Forward currency exchange contracts	—	(2,710,349)	—	(2,710,349)

Total Liabilities	$(33,513,886)	$(10,848,292)	$—	$(44,362,178)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1, Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1		Transfers into Level 2		Transfers out of Level 3
Assets Table
Investments, at Value:
Common Stocks
Information Technology	$–		$2	**	$(2)**
Preferred Stocks	(482,758	)*	482,758	*	–
Rights, Warrants and Certificates	(3,419	)*	3,419	*	–
Asset-Backed Securities	–		1,923,696	**	(1,923,696)**

Total Assets	$(486,177)		$2,409,875		$(1,923,698)

* Transfers from Level 1 to Level 2 are a result of a change from the use of an exchange traded price to a valuation received from a third-party pricing service or a fair valuation determined based on observable market information other than quoted prices from an active market.

** Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes

34      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

4. Investments and Risks (Continued)

in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the

35      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

NOTES TO CONSOLIDATED STATEMENTS OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$13,372
Market Value	$17,300
Market Value as % of Net Assets	Less than 0.005%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type,

36      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

6. Use of Derivatives (Continued)

below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $132,286,366 and $200,302,947, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $53,982,929 and $97,343,429 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

37      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

NOTES TO CONSOLIDATED STATEMENTS OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

During the reporting period, the Fund had an ending monthly average market value of $75,386 and $612,305 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

During the reporting period, the Fund had an ending monthly average market value of $713,950 and $296,565 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same reference asset but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

For the reporting period, the Fund had ending monthly average notional amounts of $40,222,677 and $7,510,565 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest

38      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

6. Use of Derivatives (Continued)

rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $18,789,812 and $18,863,526 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had ending monthly average notional amounts of $88,550,875 and $14,161,817 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

The Fund may enter into volatility/variance swaps to increase or decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the Fund to either pay the measured volatility, or price variance or the fixed rate payment then receive a fixed rate payment or the measured volatility or price variance. If the measured volatility of the related reference investment increases over the period, the measured volatility payment will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the fixed rate swap payment will appreciate in value.

For the reporting period, the Fund had ending monthly average notional amounts of $70,564 and $33,875 on volatility swaps which pay measured volatility/variance and volatility swaps which receive measured volatility/variance, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement

39      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

NOTES TO CONSOLIDATED STATEMENTS OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed or floating interest rate and receives a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $286,252 on purchased swaptions.

At period end, the Fund had no written swaption contracts outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $19,556.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or

40      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

6. Use of Derivatives (Continued)

clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Borrowing and Other Financing

Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate cash or securities at its custodian which are pledged for the benefit of the lending broker and/or to deposit and pledge cash directly at the lending broker, with a value equal to a certain percentage, exceeding 100%, of the value of the securities that it sold short. Cash that has been segregated and pledged for this purpose will be disclosed on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports; securities that have been segregated and pledged for this purpose are disclosed as such in the Consolidated Statement of Investments. The aggregate market value of such cash and securities at period end is $51,557,783. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Consolidated Statement of Operations in the annual and semiannual reports.

41      OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

	Shares	Value
Common Stocks—96.8%
Consumer Discretionary—22.9%
Auto Components—4.7%
Continental AG	39,485	$10,021,898
Koito Manufacturing Co. Ltd.	112,300	7,046,968
Valeo SA	145,093	10,782,272
		27,851,138
Automobiles—3.6%
Bayerische Motoren Werke AG	51,380	5,212,114
Hero MotoCorp Ltd.	160,816	9,318,038
Subaru Corp.	183,200	6,613,413
		21,143,565
Diversified Consumer Services—0.6%
Dignity plc	103,007	3,183,260
Hotels, Restaurants & Leisure—2.9%
Carnival Corp.	138,020	8,911,951
Domino’s Pizza Group plc	1,067,754	4,438,973
Whitbread plc	77,045	3,888,512
		17,239,436
Household Durables—1.4%
SEB SA	44,330	8,136,524
Media—2.1%
ProSiebenSat.1 Media SE	139,187	4,743,320
SES SA, Cl. A, FDR	240,850	5,266,328
Technicolor SA	725,030	2,502,458
		12,512,106
Multiline Retail—1.4%
Dollarama, Inc.	75,256	8,234,584
Specialty Retail—0.9%
Industria de Diseno Textil SA	144,780	5,456,110
Textiles, Apparel & Luxury Goods—5.3%
Burberry Group plc	207,888	4,910,866
Cie Financiere Richemont SA	70,968	6,486,020
Hermes International	12,746	6,426,243
LVMH Moet Hennessy Louis Vuitton SE	27,560	7,598,183
Pandora AS	60,466	5,968,601
		31,389,913
Consumer Staples—10.7%
Beverages—2.9%
Anheuser-Busch InBev SA/NV	33,445	3,997,565
Heineken NV	74,996	7,422,824
Pernod Ricard SA	41,650	5,758,951
		17,179,340
Food & Staples Retailing—2.4%
Alimentation Couche-Tard, Inc., Cl. B	107,191	4,888,133
CP ALL PCL	2,796,000	5,596,584
SPAR Group Ltd. (The)	315,541	3,894,433
		14,379,150
Food Products—3.0%
Barry Callebaut AG1	3,890	5,961,994
Saputo, Inc.	192,016	6,646,501
Unilever plc	83,631	4,840,730
		17,449,225
Household Products—1.6%
Reckitt Benckiser Group plc	103,638	9,469,903
Tobacco—0.8%
Swedish Match AB	126,519	4,441,518
Energy—1.3%
Energy Equipment & Services—0.7%
TechnipFMC plc[1]	147,592	4,092,531
Oil, Gas & Consumable Fuels—0.6%
Koninklijke Vopak NV	82,986	3,644,986

	Shares	Value
Financials—5.3%
Capital Markets—2.1%
NEX Group plc	498,116	$4,421,604
TP ICAP plc	654,671	4,599,955
UBS Group AG1	204,481	3,494,808
		12,516,367
Commercial Banks—0.9%
ICICI Bank Ltd., Sponsored ADR	611,873	5,237,633
Consumer Finance—0.7%
Prosegur Cash SA1,2	1,294,465	3,893,690
Insurance—1.0%
Prudential plc	247,523	5,926,829
Real Estate Management & Development—0.6%
Scout24 AG2	91,049	3,724,704
Health Care—11.5%
Biotechnology—2.6%
CSL Ltd.	64,800	6,812,643
Grifols SA	284,741	8,295,730
		15,108,373
Health Care Equipment & Supplies—3.2%
Coloplast AS, Cl. B	33,170	2,692,080
Essilor International SA	46,493	5,752,152
Sonova Holding AG	32,163	5,457,142
William Demant Holding AS1	190,565	5,031,065
		18,932,439
Health Care Providers & Services—0.5%
Sonic Healthcare Ltd.	159,299	2,621,640
Life Sciences Tools & Services—1.7%
Lonza Group AG1	38,267	10,037,615
Pharmaceuticals—3.5%
Bayer AG	50,142	6,833,038
Novo Nordisk AS, Cl. B	169,051	8,115,861
Roche Holding AG	22,403	5,719,075
		20,667,974
Industrials—17.0%
Aerospace & Defense—1.1%
Airbus SE	67,360	6,411,497
Air Freight & Couriers—0.4%
Royal Mail plc	451,243	2,323,216
Commercial Services & Supplies—2.3%
Edenred	228,114	6,207,295
Prosegur Cia de Seguridad SA	972,253	7,273,890
		13,481,185
Construction & Engineering—0.6%
Boskalis Westminster	110,343	3,859,463
Electrical Equipment—2.6%
Legrand SA	86,120	6,218,018
Nidec Corp.	73,400	9,033,214
		15,251,232
Machinery—4.2%
Aalberts Industries NV	176,855	8,551,319
Atlas Copco AB, Cl. A	196,585	8,336,988
Kubota Corp.	303,400	5,525,988
Weir Group plc (The)	87,833	2,313,159
		24,727,454
Professional Services—1.9%
Experian plc	229,148	4,603,522
Intertek Group plc	103,460	6,913,019
		11,516,541
Trading Companies & Distributors—3.9%
Brenntag AG	93,762	5,225,000
Bunzl plc	230,395	7,004,002

1      OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Trading Companies & Distributors (Continued)
Ferguson plc	48,337	$3,171,702
Travis Perkins plc	383,677	7,445,261
		22,845,965
Information Technology—19.6%
Communications Equipment—1.1%
Nokia OYJ	1,129,522	6,782,936
Electronic Equipment, Instruments, & Components—3.4%
Hoya Corp.	105,193	5,705,517
Keyence Corp.	19,112	10,189,197
Spectris plc	132,860	4,291,040
		20,185,754
Internet Software & Services—1.9%
Baidu, Inc., Sponsored ADR[1]	25,190	6,239,311
United Internet AG	79,149	4,930,651
		11,169,962
IT Services—2.8%
Amadeus IT Group SA	114,841	7,474,856
Atos SE	59,090	9,175,245
		16,650,101
Semiconductors & Semiconductor Equipment—5.2%
ASML Holding NV	47,012	8,019,831
Infineon Technologies AG	562,247	14,134,335
STMicroelectronics NV	425,690	8,257,002
		30,411,168
Software—5.2%
Dassault Systemes SE	60,157	6,082,356
Gemalto NV	65,350	2,919,949
SAP SE	110,819	12,140,256
Temenos Group AG	91,994	9,399,565
		30,542,126

	Shares	Value
Materials—4.4%
Chemicals—2.7%
Essentra plc	469,532	$3,476,611
Novozymes AS, Cl. B	114,865	5,894,501
Sika AG	855	6,361,671
		15,732,783
Construction Materials—0.5%
James Hardie Industries plc	204,400	2,853,595
Containers & Packaging—1.2%
CCL Industries, Inc., Cl. B	154,035	7,453,924
Telecommunication Services—4.1%
Diversified Telecommunication Services—4.1%
BT Group plc	997,530	3,795,190
Iliad SA	27,830	7,402,226
Inmarsat plc	304,673	2,627,527
Nippon Telegraph & Telephone Corp.	227,300	10,424,263
		24,249,206
Total Common Stocks (Cost $353,507,916)		570,918,661
Preferred Stock—0.0%
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv. (Cost $12,272)	599,541	89,766
Investment Company—2.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.98%[3,4] (Cost $12,532,487)	12,532,487	12,532,487
Total Investments, at Value (Cost $366,052,675)	98.9%	583,540,914

Net Other Assets (Liabilities)	1.1	6,625,710

Net Assets	100.0%	$590,166,624

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,618,394 or 1.29% of the Fund’s net assets at period end.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2016	Gross Additions	Gross Reductions	Shares September 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	9,483,349	76,915,258	73,866,120	12,532,487

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$12,532,487	$64,900	$—	$—

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$97,737,410	16.7%
France	93,719,750	16.1
Germany	66,965,316	11.5
Switzerland	61,174,891	10.5
Japan	54,538,561	9.3
Netherlands	34,418,372	5.9
Spain	32,394,276	5.5
Denmark	27,702,108	4.7
Canada	27,223,141	4.7
United States	21,444,438	3.7
India	14,645,437	2.5
Sweden	12,778,507	2.2
Australia	9,434,283	1.6
Finland	6,782,936	1.2
China	6,239,311	1.1
Thailand	5,596,584	0.9

2      OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Geographic Holdings (Continued)	Value	Percent
Belgium	$3,997,565	0.7%
South Africa	3,894,433	0.7
Ireland	2,853,595	0.5

Total	$583,540,914	100.0%

3      OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer International Growth Fund/VA (the “Fund”) is a separate series of Oppenheimer Variable Account Funds, which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into

U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.

Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

4      OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$17,146,535	$118,000,101	$—	$135,146,636
Consumer Staples	11,534,634	51,384,502	—	62,919,136
Energy	—	7,737,517	—	7,737,517
Financials	5,237,633	26,061,590	—	31,299,223
Health Care	—	67,368,041	—	67,368,041
Industrials	—	100,416,553	—	100,416,553
Information Technology	6,239,311	109,502,736	—	115,742,047
Materials	7,453,924	18,586,378	—	26,040,302
Telecommunication Services	—	24,249,206	—	24,249,206
Preferred Stock	89,766	—	—	89,766
Investment Company	12,532,487	—	—	12,532,487

Total Assets	$60,234,290	$523,306,624	$—	$583,540,914

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Common Stocks
Financials	$(2,706,840)	$2,706,840

Total Assets	$(2,706,840)	$2,706,840

* Transfers from Level 1 to Level 2 are a result of a change from the use of an exchange traded price to a valuation received from a third-party pricing service or a fair valuation determined based on observable market information other than quoted prices from an active market.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the

Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/14/2017